UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Strategic Advisers® Core Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 28, 2019

SAI-COR-QTLY-0419
1.902944.109

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 78.5%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	3,684,364	$114,657,408
Verizon Communications, Inc.	2,279,273	129,736,219
		244,393,627
Entertainment - 1.7%
Activision Blizzard, Inc.	656,300	27,656,482
Cinemark Holdings, Inc.	8,900	334,907
Electronic Arts, Inc. (a)	853,401	81,738,748
Netflix, Inc. (a)	266,621	95,476,980
Take-Two Interactive Software, Inc. (a)	56,200	4,904,012
The Walt Disney Co.	923,665	104,226,359
Twenty-First Century Fox, Inc. Class B	144,500	7,248,120
Viacom, Inc. Class B (non-vtg.)	119,000	3,477,180
Vivendi SA	2,866,652	83,712,849
		408,775,637
Interactive Media & Services - 3.5%
Alphabet, Inc.:
Class A (a)	129,208	145,559,272
Class C (a)	370,670	415,120,746
Facebook, Inc. Class A (a)	1,711,777	276,366,397
Momo, Inc. ADR (a)	119,600	3,967,132
Twitter, Inc. (a)	203,780	6,272,348
		847,285,895
Media - 2.1%
Altice U.S.A., Inc. Class A	1,231,816	26,865,907
CBS Corp. Class B	35,100	1,762,371
Charter Communications, Inc. Class A (a)	207,563	71,590,554
Comcast Corp. Class A	7,804,403	301,796,264
Discovery Communications, Inc. Class C (non-vtg.) (a)	734,433	20,013,299
DISH Network Corp. Class A (a)	1,032,300	33,560,073
Gannett Co., Inc.	184,400	2,164,856
Interpublic Group of Companies, Inc.	48,700	1,121,561
Liberty Broadband Corp. Class C (a)	303,243	27,140,249
Omnicom Group, Inc.	23,400	1,771,380
Tegna, Inc.	64,900	854,733
The New York Times Co. Class A (b)	690,373	22,678,753
		511,320,000
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	561,580	40,551,692

TOTAL COMMUNICATION SERVICES		2,052,326,851

CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.3%
Aptiv PLC	334,100	27,767,051
BorgWarner, Inc.	413,179	16,779,199
Cooper Tire & Rubber Co.	55,800	1,783,368
Garrett Motion, Inc. (a)(b)	25,861	432,913
Gentex Corp.	34,800	707,832
Lear Corp.	49,500	7,527,465
Magna International, Inc. Class A (sub. vtg.)	105,900	5,588,127
The Goodyear Tire & Rubber Co.	204,000	4,035,120
		64,621,075
Automobiles - 0.2%
Ferrari NV	21,789	2,794,657
Ford Motor Co.	905,300	7,939,481
General Motors Co.	570,390	22,518,997
Harley-Davidson, Inc.	115,600	4,291,072
Tesla, Inc. (a)	23,400	7,485,192
Thor Industries, Inc.	14,440	932,391
		45,961,790
Distributors - 0.0%
Genuine Parts Co.	14,700	1,599,066
Diversified Consumer Services - 0.0%
Arco Platform Ltd. Class A	65,100	1,570,212
H&R Block, Inc.	21,400	516,810
		2,087,022
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc. (b)	44,600	2,041,342
Carnival Corp.	67,600	3,904,576
Darden Restaurants, Inc.	114,600	12,847,806
Domino's Pizza, Inc.	56,390	14,150,507
Hilton Worldwide Holdings, Inc.	157,161	13,060,079
Hyatt Hotels Corp. Class A	4,600	334,742
Las Vegas Sands Corp.	29,900	1,836,757
Marriott International, Inc. Class A	193,020	24,179,615
McDonald's Corp.	536,900	98,703,696
MGM Mirage, Inc.	353,000	9,442,750
Norwegian Cruise Line Holdings Ltd. (a)	27,100	1,504,863
Restaurant Brands International, Inc. (b)	423,160	26,760,420
Royal Caribbean Cruises Ltd.	330,782	39,191,051
Sea Ltd. ADR (a)(b)	158,400	3,405,600
Starbucks Corp.	891,986	62,670,936
U.S. Foods Holding Corp. (a)	12,000	422,880
Wyndham Destinations, Inc.	45,500	2,048,865
Wyndham Hotels & Resorts, Inc.	3,100	162,967
Yum! Brands, Inc.	358,780	33,904,710
		350,574,162
Household Durables - 0.3%
D.R. Horton, Inc.	169,690	6,599,244
Leggett & Platt, Inc.	13,600	617,712
Lennar Corp. Class A	581,574	27,903,921
Mohawk Industries, Inc. (a)	37,700	5,131,724
Newell Brands, Inc.	16,510	267,957
NVR, Inc. (a)	4,700	12,314,000
PulteGroup, Inc.	179,600	4,849,200
Toll Brothers, Inc.	12,900	459,240
Whirlpool Corp.	44,700	6,325,497
		64,468,495
Internet & Direct Marketing Retail - 2.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	146,448	26,804,377
Amazon.com, Inc. (a)	290,890	477,010,149
The Booking Holdings, Inc. (a)	60,900	103,349,736
Yahoo!, Inc. (a)	362,788	27,060,357
		634,224,619
Leisure Products - 0.0%
Brunswick Corp.	11,100	585,414
Polaris Industries, Inc.	5,600	477,288
		1,062,702
Multiline Retail - 0.2%
Big Lots, Inc.	13,500	425,655
Dillard's, Inc. Class A (b)	19,700	1,547,238
Dollar General Corp.	137,286	16,262,900
Dollar Tree, Inc. (a)	158,400	15,258,672
Kohl's Corp.	113,161	7,641,762
Macy's, Inc.	103,200	2,558,328
Nordstrom, Inc.	21,000	992,880
Target Corp.	174,425	12,670,232
		57,357,667
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	1,515	245,097
AutoZone, Inc. (a)	33,779	31,717,468
Best Buy Co., Inc.	538,288	37,055,746
Burlington Stores, Inc. (a)	47,014	7,980,156
CarMax, Inc. (a)	23,000	1,428,300
Foot Locker, Inc.	11,500	684,480
Gap, Inc.	150,800	3,830,320
Home Depot, Inc.	714,284	132,242,540
Lowe's Companies, Inc.	606,893	63,778,385
O'Reilly Automotive, Inc. (a)	166,191	61,816,404
Office Depot, Inc.	40,900	141,923
Penske Automotive Group, Inc.	60,300	2,679,732
Ross Stores, Inc.	506,458	48,027,412
TJX Companies, Inc.	1,139,906	58,465,779
Ulta Beauty, Inc. (a)	68,560	21,424,314
Williams-Sonoma, Inc. (b)	3,100	180,296
		471,698,352
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	3,305	150,708
Carter's, Inc.	5,400	526,176
Hanesbrands, Inc.	37,600	698,984
NIKE, Inc. Class B	458,400	39,298,632
PVH Corp.	111,191	12,769,174
Ralph Lauren Corp.	4,900	613,333
Tapestry, Inc.	268,600	9,384,884
VF Corp.	74,700	6,525,792
		69,967,683

TOTAL CONSUMER DISCRETIONARY		1,763,622,633

CONSUMER STAPLES - 4.6%
Beverages - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	163,203	27,607,419
Keurig Dr. Pepper, Inc.	584,381	14,697,182
Molson Coors Brewing Co. Class B	218,945	13,500,149
PepsiCo, Inc.	521,139	60,264,514
The Coca-Cola Co.	1,499,683	67,995,627
		184,064,891
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	118,300	25,876,942
Kroger Co.	714,400	20,953,352
Sysco Corp.	197,100	13,314,105
Walgreens Boots Alliance, Inc.	251,500	17,904,285
Walmart, Inc.	1,011,057	100,084,532
		178,133,216
Food Products - 0.9%
Archer Daniels Midland Co.	146,530	6,227,525
Bunge Ltd.	114,000	6,051,120
Campbell Soup Co. (b)	31,400	1,131,028
Conagra Brands, Inc.	2,463,946	57,582,418
Fresh Del Monte Produce, Inc.	600	16,608
Ingredion, Inc.	35,100	3,244,995
Kellogg Co.	34,800	1,957,848
Mondelez International, Inc.	1,891,015	89,180,267
Pilgrim's Pride Corp. (a)	148,000	2,911,160
Post Holdings, Inc. (a)	99,600	10,147,248
The J.M. Smucker Co.	52,170	5,525,325
The Kraft Heinz Co.	278,929	9,257,654
Tyson Foods, Inc. Class A	285,500	17,603,930
		210,837,126
Household Products - 0.8%
Church & Dwight Co., Inc.	198,890	13,086,962
Kimberly-Clark Corp.	303,000	35,399,490
Procter & Gamble Co. (c)	1,509,045	148,716,385
		197,202,837
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	216,563	33,987,397
Herbalife Nutrition Ltd. (a)	234,100	13,133,010
		47,120,407
Tobacco - 1.2%
Altria Group, Inc.	2,510,600	131,580,546
British American Tobacco PLC sponsored ADR	619,700	22,767,778
Philip Morris International, Inc.	1,710,019	148,669,052
		303,017,376

TOTAL CONSUMER STAPLES		1,120,375,853

ENERGY - 4.7%
Energy Equipment & Services - 0.2%
AKITA Drilling Ltd. Class A (non-vtg.)	43,701	130,178
Baker Hughes, a GE Co. Class A	373,800	9,860,844
Forum Energy Technologies, Inc. (a)	43,100	251,273
Halliburton Co.	424,200	13,018,698
Helix Energy Solutions Group, Inc. (a)	17,000	125,800
Helmerich & Payne, Inc.	13,700	742,540
Liberty Oilfield Services, Inc. Class A	51,600	845,208
Nabors Industries Ltd.	243,052	787,488
NCS Multistage Holdings, Inc. (a)	39,300	216,543
Odfjell Drilling Ltd.	85,300	254,704
Precision Drilling Corp. (a)	145,100	366,072
RigNet, Inc. (a)	40,400	625,392
Schlumberger Ltd.	527,770	23,253,546
Shelf Drilling Ltd. (a)(d)	124,400	551,078
Solaris Oilfield Infrastructure, Inc. Class A	16,700	283,900
TechnipFMC PLC	1,500	33,435
		51,346,699
Oil, Gas & Consumable Fuels - 4.5%
Aker Bp ASA	13,000	440,593
Anadarko Petroleum Corp.	115,400	5,019,900
Antero Midstream GP LP (b)	9,300	118,761
Apache Corp.	34,200	1,134,756
Berry Petroleum Corp.	112,400	1,430,852
BP PLC sponsored ADR	981,630	41,866,520
Cabot Oil & Gas Corp.	319,700	7,871,014
Canadian Natural Resources Ltd.	4,600	130,640
Canadian Natural Resources Ltd.	13,300	377,791
Cenovus Energy, Inc. (Canada)	2,160,900	19,803,529
Centennial Resource Development, Inc. Class A (a)	21,500	195,005
Cheniere Energy, Inc. (a)	28,400	1,830,380
Chevron Corp.	1,665,247	199,130,236
Concho Resources, Inc.	247,382	27,212,020
ConocoPhillips Co.	249,800	16,948,930
Continental Resources, Inc. (a)	49,100	2,190,351
Delek U.S. Holdings, Inc.	89,129	3,153,384
Devon Energy Corp.	77,500	2,287,025
Diamondback Energy, Inc.	243,351	25,048,118
Encana Corp.	370,400	2,718,997
Enerplus Corp.	6,200	54,684
Enterprise Products Partners LP	25,200	696,780
EOG Resources, Inc.	763,560	71,774,640
Equinor ASA sponsored ADR	818,900	18,392,494
Euronav NV (b)	56,321	440,993
Exxon Mobil Corp.	3,033,708	239,753,943
GasLog Partners LP	8,300	183,430
Golar LNG Ltd.	25,800	532,512
Gran Tierra Energy, Inc. (U.S.) (a)	163,000	368,380
Hess Corp.	534,300	30,909,255
HollyFrontier Corp.	22,520	1,153,024
Imperial Oil Ltd.	24,972	676,129
Kinder Morgan, Inc.	230,100	4,408,716
Kosmos Energy Ltd.	155,400	994,560
Lundin Petroleum AB	15,300	500,282
Magellan Midstream Partners LP	343,314	20,897,523
Magnolia Oil & Gas Corp. Class A (a)	79,000	971,700
Marathon Oil Corp.	107,600	1,786,160
Marathon Petroleum Corp.	859,036	53,268,822
Murphy Oil Corp.	17,800	514,420
National Energy Services Reunited Corp. (a)	1,500	12,900
Noble Energy, Inc.	92,100	2,040,015
Northern Oil & Gas, Inc. (a)	128,600	304,782
Occidental Petroleum Corp.	1,485,111	98,240,093
Parex Resources, Inc. (a)	105,600	1,634,615
Parsley Energy, Inc. Class A (a)	508,090	9,216,753
PBF Energy, Inc. Class A	124,900	3,880,643
PDC Energy, Inc. (a)	21,100	782,177
Peabody Energy Corp.	16,700	515,195
Phillips 66 Co.	161,341	15,546,819
Pioneer Natural Resources Co.	298,304	42,045,949
Reliance Industries Ltd.	30,733	534,075
Suncor Energy, Inc.	756,835	26,080,534
Suncor Energy, Inc.	83,800	2,888,535
Teekay LNG Partners LP	6,500	92,560
Texas Pacific Land Trust	100	74,362
The Williams Companies, Inc.	29,138	777,693
Total SA sponsored ADR	380,700	21,665,637
TransCanada Corp.	472,450	21,128,221
Valero Energy Corp.	537,447	43,834,177
Viper Energy Partners LP	75,300	2,478,123
W&T Offshore, Inc. (a)	50,100	261,021
Whiting Petroleum Corp. (a)	55,100	1,342,787
WPX Energy, Inc. (a)	9,700	119,698
		1,102,684,613

TOTAL ENERGY		1,154,031,312

FINANCIALS - 12.6%
Banks - 6.8%
Bank of America Corp. (c)	11,287,491	328,240,238
BB&T Corp.	176,100	8,975,817
CIT Group, Inc.	91,100	4,643,367
Citigroup, Inc.	4,132,194	264,377,772
Citizens Financial Group, Inc.	305,100	11,270,394
Comerica, Inc.	18,700	1,628,957
Commerce Bancshares, Inc.	12,009	755,726
Cullen/Frost Bankers, Inc.	8,100	839,808
East West Bancorp, Inc.	18,300	999,363
Fifth Third Bancorp	1,422,200	39,224,276
First Horizon National Corp.	420,700	6,575,541
First Republic Bank	267,302	28,061,364
Huntington Bancshares, Inc.	1,574,800	22,692,868
JPMorgan Chase & Co. (c)	3,486,398	363,840,495
KB Financial Group, Inc.	15,700	618,341
KeyCorp	2,189,349	38,663,903
M&T Bank Corp.	43,000	7,441,580
PNC Financial Services Group, Inc.	448,774	56,554,499
Popular, Inc.	4,680	263,858
Prosperity Bancshares, Inc.	8,800	655,160
Regions Financial Corp.	631,800	10,361,520
Signature Bank	41,200	5,593,312
SunTrust Banks, Inc.	1,238,272	80,326,705
SVB Financial Group (a)	77,168	19,072,843
U.S. Bancorp	1,689,730	87,342,144
Umpqua Holdings Corp.	10,220	185,800
Webster Financial Corp.	11,600	666,072
Wells Fargo & Co.	5,462,422	272,520,234
Zions Bancorporation	25,100	1,282,610
		1,663,674,567
Capital Markets - 2.1%
Ameriprise Financial, Inc.	283,236	37,282,355
Bank of New York Mellon Corp.	953,131	50,020,315
BlackRock, Inc. Class A	9,500	4,210,590
Brighthouse Financial, Inc. (a)	32,758	1,268,390
Brookfield Asset Management, Inc. Class A	64,900	2,931,461
Cboe Global Markets, Inc.	260,294	24,964,798
Charles Schwab Corp.	1,190,343	54,767,681
CME Group, Inc.	40,914	7,442,666
E*TRADE Financial Corp.	326,800	16,009,932
Franklin Resources, Inc.	209,400	6,828,534
Goldman Sachs Group, Inc.	101,800	20,024,060
IntercontinentalExchange, Inc.	447,804	34,548,079
KKR & Co. LP	203,800	4,530,474
Legg Mason, Inc.	76,000	2,223,000
LPL Financial	7,800	588,198
Morgan Stanley	2,024,796	85,000,936
Northern Trust Corp.	24,500	2,283,400
Oaktree Capital Group LLC Class A	64,600	2,737,102
Raymond James Financial, Inc.	88,800	7,333,104
S&P Global, Inc.	161,935	32,446,916
State Street Corp.	588,747	42,313,247
T. Rowe Price Group, Inc.	28,600	2,872,298
TD Ameritrade Holding Corp.	463,500	26,108,955
The Blackstone Group LP	1,033,632	34,512,972
The NASDAQ OMX Group, Inc.	16,400	1,501,748
Virtu Financial, Inc. Class A (b)	137,600	3,459,264
		508,210,475
Consumer Finance - 0.6%
360 Finance, Inc. ADR	100,000	1,695,000
Ally Financial, Inc.	296,800	8,040,312
American Express Co.	184,100	19,834,934
Capital One Financial Corp.	627,960	52,484,897
Credit Acceptance Corp. (a)	1,900	835,734
Discover Financial Services	137,900	9,875,019
LexinFintech Holdings Ltd. ADR (a)	183,400	2,136,610
Navient Corp.	115,400	1,410,188
Nelnet, Inc. Class A	32,061	1,757,584
OneMain Holdings, Inc.	358,200	11,820,600
PPDAI Group, Inc. ADR (a)	199,600	962,072
Santander Consumer U.S.A. Holdings, Inc.	45,600	936,624
SLM Corp.	471,292	5,207,777
Synchrony Financial	524,400	17,100,684
		134,098,035
Diversified Financial Services - 1.2%
AXA Equitable Holdings, Inc.	1,756,227	33,579,060
Berkshire Hathaway, Inc. Class B (a)	1,182,142	237,965,185
Jefferies Financial Group, Inc.	45,100	914,177
Voya Financial, Inc.	302,000	15,272,140
		287,730,562
Insurance - 1.9%
AFLAC, Inc.	184,500	9,066,330
Alleghany Corp.	1,900	1,221,624
Allstate Corp.	356,435	33,640,335
American Financial Group, Inc.	21,800	2,172,588
American International Group, Inc.	1,136,975	49,117,320
Athene Holding Ltd. (a)	14,800	659,340
Axis Capital Holdings Ltd.	39,300	2,242,851
Chubb Ltd.	386,329	51,729,453
Cincinnati Financial Corp.	20,800	1,805,856
CNA Financial Corp.	55,000	2,377,100
Everest Re Group Ltd.	26,900	6,082,359
FNF Group	141,156	4,953,164
Genworth Financial, Inc. Class A (a)	116,700	451,629
Hartford Financial Services Group, Inc.	244,000	12,043,840
Lincoln National Corp.	377,873	23,624,620
Loews Corp.	84,207	4,009,937
Markel Corp. (a)	1,750	1,758,540
Marsh & McLennan Companies, Inc.	330,954	30,785,341
MetLife, Inc.	1,387,337	62,693,759
Principal Financial Group, Inc.	29,500	1,552,880
Progressive Corp.	902,749	65,810,402
Prudential Financial, Inc.	129,400	12,402,990
Reinsurance Group of America, Inc.	31,600	4,565,884
RSA Insurance Group PLC	219,500	1,487,694
The Travelers Companies, Inc.	154,019	20,470,665
Torchmark Corp.	35,400	2,922,624
Unum Group	115,000	4,296,400
W.R. Berkley Corp.	15,400	1,288,364
Willis Group Holdings PLC	226,971	39,043,551
		454,277,440
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	427,600	4,331,588
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	25,910	324,134
Radian Group, Inc.	133,900	2,726,204
		3,050,338

TOTAL FINANCIALS		3,055,373,005

HEALTH CARE - 11.8%
Biotechnology - 1.5%
AbbVie, Inc.	246,910	19,565,148
Abeona Therapeutics, Inc. (a)	90,000	631,800
Acceleron Pharma, Inc. (a)	34,000	1,497,360
Acorda Therapeutics, Inc. (a)	55,000	810,700
Alexion Pharmaceuticals, Inc. (a)	471,511	63,809,584
Alnylam Pharmaceuticals, Inc. (a)	16,000	1,360,000
Amgen, Inc.	188,355	35,802,518
AnaptysBio, Inc. (a)	34,000	2,341,580
Argenx SE ADR (a)	30,000	3,998,700
Array BioPharma, Inc. (a)	80,000	1,835,200
Ascendis Pharma A/S sponsored ADR (a)	34,000	2,475,880
Atara Biotherapeutics, Inc. (a)	44,000	1,575,640
BeiGene Ltd. ADR (a)	16,000	2,192,800
Biogen, Inc. (a)	108,674	35,646,159
BioMarin Pharmaceutical, Inc. (a)	145,036	13,526,057
bluebird bio, Inc. (a)(b)	18,000	2,793,960
Blueprint Medicines Corp. (a)	42,900	3,525,951
Celgene Corp. (a)	286,720	23,832,166
FibroGen, Inc. (a)	36,000	2,080,800
Gilead Sciences, Inc.	390,287	25,376,461
Immunomedics, Inc. (a)(b)	90,000	1,418,400
Incyte Corp. (a)	38,049	3,280,965
Insmed, Inc. (a)	140,000	4,151,000
Intercept Pharmaceuticals, Inc. (a)(b)	86,100	8,587,614
Momenta Pharmaceuticals, Inc. (a)	90,000	1,268,100
Morphosys AG (a)	8,000	821,694
Neurocrine Biosciences, Inc. (a)	34,000	2,626,500
Regeneron Pharmaceuticals, Inc. (a)	23,915	10,301,147
Sage Therapeutics, Inc. (a)	12,800	2,038,400
Sarepta Therapeutics, Inc. (a)	70,000	10,096,800
Scholar Rock Holding Corp. (b)	25,900	482,258
United Therapeutics Corp. (a)	35,300	4,458,037
Vertex Pharmaceuticals, Inc. (a)	376,681	71,098,539
Xencor, Inc. (a)	60,000	1,820,400
		367,128,318
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	843,647	65,483,880
Align Technology, Inc. (a)	42,390	10,977,738
Atricure, Inc. (a)	60,000	1,916,400
Becton, Dickinson & Co.	391,458	97,390,836
Boston Scientific Corp. (a)	3,487,220	139,907,266
Danaher Corp.	80,300	10,199,706
Genmark Diagnostics, Inc. (a)	280,000	2,153,200
Hologic, Inc. (a)	327,795	15,455,534
Insulet Corp. (a)(b)	43,550	4,089,781
Integra LifeSciences Holdings Corp. (a)	38,000	2,093,420
Intuitive Surgical, Inc. (a)	116,580	63,840,374
Masimo Corp. (a)	21,000	2,756,880
Medtronic PLC	940,407	85,106,834
Penumbra, Inc. (a)	26,000	3,475,420
Stryker Corp.	207,000	39,021,570
Teleflex, Inc.	8,000	2,318,720
The Cooper Companies, Inc.	12,915	3,693,561
Wright Medical Group NV (a)	106,000	3,318,860
Zimmer Biomet Holdings, Inc.	363,153	45,074,550
		598,274,530
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	52,000	4,331,600
Anthem, Inc.	155,700	46,823,661
Cardinal Health, Inc.	47,700	2,592,018
Centene Corp. (a)	211,460	12,875,799
Cigna Corp.	815,768	142,302,570
Covetrus, Inc. (a)	36,000	1,288,080
CVS Health Corp.	884,330	51,140,804
DaVita HealthCare Partners, Inc. (a)	240,947	13,709,884
EBOS Group Ltd.	150,000	2,180,903
Elanco Animal Health, Inc. (b)	461,780	13,964,227
G1 Therapeutics, Inc. (a)	38,000	701,480
HCA Holdings, Inc.	293,800	40,849,952
Henry Schein, Inc. (a)	13,400	794,620
Humana, Inc.	132,196	37,681,148
Laboratory Corp. of America Holdings (a)	45,360	6,724,166
McKesson Corp.	288,974	36,745,934
Molina Healthcare, Inc. (a)	27,000	3,635,010
Notre Dame Intermedica Participacoes SA	330,000	2,918,574
Quest Diagnostics, Inc.	40,000	3,462,000
UnitedHealth Group, Inc.	974,989	236,161,836
Wellcare Health Plans, Inc. (a)	63,700	16,153,046
		677,037,312
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	500,000	1,595,000
Cerner Corp. (a)	86,287	4,827,758
Teladoc Health, Inc. (a)(b)	26,000	1,673,360
		8,096,118
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	532,083	42,268,674
Lonza Group AG	9,000	2,502,380
Thermo Fisher Scientific, Inc.	133,939	34,766,546
		79,537,600
Pharmaceuticals - 4.7%
Allergan PLC	235,042	32,367,634
Amneal Pharmaceuticals, Inc. (e)	75,676	1,023,896
AstraZeneca PLC:
(United Kingdom)	198,000	16,122,076
sponsored ADR	270,420	11,244,064
Bayer AG	315,890	25,236,768
Bristol-Myers Squibb Co.	922,300	47,646,018
Dechra Pharmaceuticals PLC	90,000	2,950,863
Eli Lilly & Co. (b)	1,147,916	144,970,312
GlaxoSmithKline PLC sponsored ADR (c)	751,612	30,335,060
Johnson & Johnson	2,136,868	291,981,644
Mallinckrodt PLC (a)	101,900	2,543,424
Merck & Co., Inc.	2,133,053	173,395,878
Mylan NV (a)	32,680	862,425
MyoKardia, Inc. (a)	28,000	1,255,800
Nektar Therapeutics (a)	69,000	2,797,260
Novartis AG sponsored ADR	53,071	4,841,667
Pfizer, Inc.	6,159,691	267,022,605
Recordati SpA	40,000	1,504,619
Roche Holding AG (participation certificate)	60,000	16,651,456
Sanofi SA	129,907	10,832,869
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	362,903	6,107,657
The Medicines Company (a)(b)	50,000	1,233,500
Theravance Biopharma, Inc. (a)(b)	69,000	1,674,630
Zoetis, Inc. Class A	431,735	40,682,389
Zogenix, Inc. (a)	32,000	1,687,360
		1,136,971,874

TOTAL HEALTH CARE		2,867,045,752

INDUSTRIALS - 8.7%
Aerospace & Defense - 2.7%
General Dynamics Corp.	232,821	39,630,791
Harris Corp.	141,100	23,271,623
Huntington Ingalls Industries, Inc.	17,450	3,654,205
L3 Technologies, Inc.	33,800	7,157,150
Lockheed Martin Corp.	220,145	68,115,064
Northrop Grumman Corp.	484,672	140,535,493
Raytheon Co.	34,810	6,492,065
Spirit AeroSystems Holdings, Inc. Class A	72,200	7,133,360
Textron, Inc.	253,000	13,737,900
The Boeing Co.	495,038	217,796,918
United Technologies Corp.	1,025,475	128,871,443
		656,396,012
Air Freight & Logistics - 0.5%
FedEx Corp.	215,300	38,969,300
United Parcel Service, Inc. Class B	688,267	75,847,023
		114,816,323
Airlines - 0.6%
Alaska Air Group, Inc.	334,400	20,632,480
American Airlines Group, Inc.	114,000	4,061,820
Delta Air Lines, Inc.	1,488,095	73,779,750
JetBlue Airways Corp. (a)	186,100	3,107,870
Southwest Airlines Co.	74,500	4,174,980
United Continental Holdings, Inc. (a)	317,875	27,912,604
		133,669,504
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	351,300	16,553,256
Johnson Controls International PLC	83,200	2,934,464
Masco Corp.	31,900	1,198,164
Resideo Technologies, Inc. (a)	42,519	1,092,738
		21,778,622
Commercial Services & Supplies - 0.2%
Cintas Corp.	32,670	6,749,622
Deluxe Corp.	49,200	2,289,276
Herman Miller, Inc.	68,300	2,505,244
LSC Communications, Inc.	14,212	120,234
R.R. Donnelley & Sons Co.	131,300	706,394
Republic Services, Inc.	163,290	12,806,835
Stericycle, Inc. (a)	240,412	10,717,567
Waste Connection, Inc. (United States)	254,650	21,237,810
		57,132,982
Construction & Engineering - 0.2%
AECOM (a)	14,100	436,536
Jacobs Engineering Group, Inc.	780,395	57,577,543
Quanta Services, Inc.	15,200	541,728
		58,555,807
Electrical Equipment - 0.7%
Acuity Brands, Inc.	3,600	468,432
Eaton Corp. PLC	384,738	30,690,550
Emerson Electric Co.	399,500	27,225,925
Fortive Corp.	819,437	66,841,476
Hubbell, Inc. Class B	76,700	9,054,435
Sensata Technologies, Inc. PLC (a)	71,790	3,641,907
Sunrun, Inc. (a)	1,166,200	18,087,762
Vivint Solar, Inc. (a)(b)	593,290	3,102,907
		159,113,394
Industrial Conglomerates - 1.6%
Carlisle Companies, Inc.	7,900	972,332
General Electric Co.	11,586,796	120,386,810
Honeywell International, Inc.	1,535,259	236,537,354
Roper Technologies, Inc.	119,568	38,698,183
		396,594,679
Machinery - 1.1%
AGCO Corp.	48,490	3,276,954
Allison Transmission Holdings, Inc.	105,700	5,253,290
Apergy Corp. (a)	3,600	151,128
Cactus, Inc. (a)	17,400	630,924
Caterpillar, Inc.	217,572	29,881,338
Crane Co.	5,400	456,678
Cummins, Inc.	65,050	10,023,555
Deere & Co.	109,962	18,038,166
Dover Corp.	15,500	1,403,215
Flowserve Corp.	199,300	8,850,913
Gardner Denver Holdings, Inc. (a)	6,600	177,210
Illinois Tool Works, Inc.	227,230	32,739,298
Ingersoll-Rand PLC	461,889	48,757,003
Meritor, Inc. (a)	138,500	3,085,780
Minebea Mitsumi, Inc.	260,500	4,192,522
Oshkosh Corp.	55,805	4,342,187
PACCAR, Inc.	455,620	30,891,036
Parker Hannifin Corp.	13,800	2,431,008
Pentair PLC	18,200	774,228
ProPetro Holding Corp. (a)	24,800	492,528
Snap-On, Inc.	7,100	1,136,000
Stanley Black & Decker, Inc.	280,190	37,105,562
Timken Co.	62,900	2,729,231
WABCO Holdings, Inc. (a)	5,400	742,662
Wabtec Corp. (b)	129,039	9,453,397
		257,015,813
Professional Services - 0.1%
Manpower, Inc.	35,700	3,007,725
Nielsen Holdings PLC	109,800	2,876,760
TransUnion Holding Co., Inc.	205,824	13,287,997
WageWorks, Inc. (a)	147,000	4,836,300
		24,008,782
Road & Rail - 0.8%
AMERCO	2,500	961,475
CSX Corp.	300,945	21,869,673
J.B. Hunt Transport Services, Inc.	65,300	7,030,851
Kansas City Southern	74,500	8,093,680
Norfolk Southern Corp.	553,943	99,321,980
Ryder System, Inc.	29,700	1,846,152
Union Pacific Corp.	358,520	60,123,804
		199,247,615
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	132,300	2,627,478
Fastenal Co.	234,386	14,752,255
HD Supply Holdings, Inc. (a)	245,143	10,543,600
United Rentals, Inc. (a)	2,385	320,997
		28,244,330

TOTAL INDUSTRIALS		2,106,573,863

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 1.4%
Cisco Systems, Inc. (c)	4,836,255	250,372,921
Juniper Networks, Inc.	532,600	14,422,808
Motorola Solutions, Inc.	463,141	66,284,740
		331,080,469
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	220,600	20,729,782
Arrow Electronics, Inc. (a)	41,200	3,283,640
CDW Corp.	18,900	1,774,521
Corning, Inc.	260,200	9,057,562
Flextronics International Ltd. (a)	306,700	3,232,618
Jabil, Inc.	127,400	3,618,160
Keysight Technologies, Inc. (a)	51,200	4,321,792
TE Connectivity Ltd.	18,000	1,477,620
Tech Data Corp. (a)	34,800	3,557,256
Vishay Intertechnology, Inc.	110,800	2,428,736
		53,481,687
IT Services - 2.8%
Accenture PLC Class A	288,900	46,622,682
Akamai Technologies, Inc. (a)	3,600	250,776
Alliance Data Systems Corp.	188,264	32,569,672
Amdocs Ltd.	273,807	15,215,455
Automatic Data Processing, Inc.	177,789	27,207,051
Cognizant Technology Solutions Corp. Class A	90,400	6,416,592
DXC Technology Co.	276,392	18,203,177
Fidelity National Information Services, Inc.	184,241	19,925,664
First Data Corp. Class A (a)	852,786	21,439,040
Fiserv, Inc. (a)	5,790	490,355
FleetCor Technologies, Inc. (a)	94,100	21,951,648
Global Payments, Inc.	70,255	9,159,847
GoDaddy, Inc. (a)	29,700	2,217,105
IBM Corp.	181,800	25,112,034
Leidos Holdings, Inc.	16,800	1,085,112
Liveramp Holdings, Inc. (a)	4,700	252,625
MasterCard, Inc. Class A	336,270	75,583,408
MongoDB, Inc. Class A (a)(b)	24,200	2,457,752
PayPal Holdings, Inc. (a)	807,631	79,204,372
The Western Union Co.	204,200	3,649,054
VeriSign, Inc. (a)	49,400	8,795,176
Visa, Inc. Class A	1,710,297	253,329,192
Worldpay, Inc. (a)	205,787	19,714,395
		690,852,184
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	325,442	34,809,276
Applied Materials, Inc.	1,306,146	50,077,638
Broadcom, Inc.	232,465	64,011,562
Cirrus Logic, Inc. (a)	51,700	2,074,721
Intel Corp.	1,962,408	103,929,128
KLA-Tencor Corp.	147,199	17,000,013
Lam Research Corp.	232,900	41,011,361
MACOM Technology Solutions Holdings, Inc. (a)(b)	409,200	7,811,628
Marvell Technology Group Ltd.	634,500	12,658,275
Microchip Technology, Inc. (b)	269,887	23,445,084
Micron Technology, Inc. (a)	1,018,395	41,631,988
NVIDIA Corp.	565,391	87,217,216
NXP Semiconductors NV	375,469	34,287,829
ON Semiconductor Corp. (a)	887,200	19,057,056
Qorvo, Inc. (a)	15,100	1,059,114
Qualcomm, Inc.	1,279,616	68,318,698
Skyworks Solutions, Inc.	30,300	2,474,298
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	671,561	26,224,457
Teradyne, Inc.	24,800	1,012,584
Texas Instruments, Inc.	1,193,297	126,226,957
Xilinx, Inc.	99,095	12,416,604
		776,755,487
Software - 5.3%
2U, Inc. (a)(b)	40,600	2,992,220
Adobe, Inc. (a)	236,991	62,210,138
Autodesk, Inc. (a)	103,000	16,790,030
Avast PLC (d)	818,829	3,351,019
Benefitfocus, Inc. (a)	66,000	3,241,920
Box, Inc. Class A (a)	10,200	206,448
Cardlytics, Inc. (a)	8,553	150,704
CDK Global, Inc.	11,000	638,110
Citrix Systems, Inc.	35,400	3,734,700
Cloudera, Inc. (a)	379,319	5,526,678
Envestnet, Inc. (a)	100	6,101
Intuit, Inc.	84,665	20,923,261
Kingsoft Corp. Ltd.	2,062,000	4,008,551
Microsoft Corp. (c)	7,252,830	812,534,545
Nuance Communications, Inc. (a)	80,095	1,343,193
Nutanix, Inc. Class A (a)	23,700	1,187,133
Oracle Corp.	1,583,099	82,526,951
Palo Alto Networks, Inc. (a)	1,105	272,128
Parametric Technology Corp. (a)	36,300	3,369,366
Red Hat, Inc. (a)	147,812	26,990,471
Salesforce.com, Inc. (a)	370,259	60,592,885
SAP SE sponsored ADR (b)	157,500	16,872,975
ServiceNow, Inc. (a)	35,250	8,440,260
Sophos Group PLC (d)	386,000	1,678,241
SS&C Technologies Holdings, Inc.	9,995	615,492
SurveyMonkey (b)	205,680	3,120,166
Symantec Corp.	2,040,603	45,893,161
Synopsys, Inc. (a)	273,900	27,850,152
Talend SA ADR (a)	128,900	6,174,310
Totvs SA	75,600	733,629
Varonis Systems, Inc. (a)	40,200	2,289,792
VMware, Inc. Class A	352,853	60,623,674
Zuora, Inc.	20,700	491,832
		1,287,380,236
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc. (c)	2,909,131	503,716,033
Hewlett Packard Enterprise Co.	385,200	6,309,576
HP, Inc.	472,600	9,324,398
NCR Corp. (a)	104,900	2,939,298
NetApp, Inc.	177,210	11,554,092
Seagate Technology LLC	89,700	4,176,432
Western Digital Corp.	175,402	8,822,721
Xerox Corp.	125,550	3,879,495
		550,722,045

TOTAL INFORMATION TECHNOLOGY		3,690,272,108

MATERIALS - 1.7%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	164,800	29,858,464
Albemarle Corp. U.S.	9,400	858,126
Celanese Corp. Class A	69,700	7,129,613
CF Industries Holdings, Inc.	224,800	9,486,560
DowDuPont, Inc.	1,954,571	104,041,814
Eastman Chemical Co.	214,880	17,768,427
Ecolab, Inc.	42,670	7,207,390
FMC Corp.	14,000	1,253,000
Huntsman Corp.	182,800	4,531,612
LG Chemical Ltd.	6,200	2,151,133
Linde PLC	90,672	15,708,017
LyondellBasell Industries NV Class A	131,700	11,262,984
PPG Industries, Inc.	171,433	19,195,353
RPM International, Inc.	105,500	6,105,285
Sherwin-Williams Co.	47,200	20,447,040
Trinseo SA	47,700	2,394,063
Valvoline, Inc.	103,379	1,942,491
		261,341,372
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	42,600	8,000,280
Containers & Packaging - 0.5%
Avery Dennison Corp.	6,600	713,064
Ball Corp.	176,882	9,689,596
Berry Global Group, Inc. (a)	1,020,481	53,544,638
Crown Holdings, Inc. (a)	489,556	26,577,995
International Paper Co.	293,700	13,457,334
Owens-Illinois, Inc.	162,800	3,242,976
Packaging Corp. of America	38,600	3,689,774
Sealed Air Corp.	200,500	8,745,810
Sonoco Products Co.	11,800	683,102
WestRock Co.	49,500	1,850,310
		122,194,599
Metals & Mining - 0.1%
Allegheny Technologies, Inc. (a)(b)	177,400	5,078,962
Newmont Mining Corp.	53,500	1,825,420
Nucor Corp.	40,300	2,440,971
Reliance Steel & Aluminum Co.	9,200	821,100
Southern Copper Corp.	81,800	2,912,898
Steel Dynamics, Inc.	34,235	1,277,650
		14,357,001
Paper & Forest Products - 0.0%
Domtar Corp.	62,600	3,186,966
Schweitzer-Mauduit International, Inc.	75,400	2,907,424
		6,094,390

TOTAL MATERIALS		411,987,642

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	129,100	22,740,965
AvalonBay Communities, Inc.	112,905	21,974,700
Boston Properties, Inc.	45,900	6,090,471
CorePoint Lodging, Inc.	84,100	1,174,877
Corporate Office Properties Trust (SBI)	101,000	2,624,990
Crown Castle International Corp.	33,700	4,001,875
DDR Corp.	166,350	2,220,773
Equinix, Inc.	37,100	15,711,850
Equity Lifestyle Properties, Inc.	13,500	1,466,640
Equity Residential (SBI)	158,200	11,657,758
Essex Property Trust, Inc.	13,900	3,889,776
Front Yard Residential Corp. Class B	259,100	2,883,783
Hospitality Properties Trust (SBI)	122,200	3,307,954
Host Hotels & Resorts, Inc.	133,600	2,619,896
JBG SMITH Properties	65,850	2,653,097
Mack-Cali Realty Corp.	31,300	657,613
Medical Properties Trust, Inc.	193,807	3,533,102
Omega Healthcare Investors, Inc.	113,115	4,060,829
Outfront Media, Inc.	53,100	1,191,564
Piedmont Office Realty Trust, Inc. Class A	128,500	2,630,395
Prologis, Inc.	1,181,097	82,747,656
Public Storage	56,900	12,033,781
Realty Income Corp.	2,235	154,573
Regency Centers Corp.	97,700	6,374,925
Simon Property Group, Inc.	69,235	12,542,613
SL Green Realty Corp.	88,737	8,050,221
Spirit Realty Capital, Inc.	16,960	655,334
Store Capital Corp.	38,100	1,237,107
The Macerich Co.	31,600	1,377,760
Ventas, Inc.	226,934	14,240,109
VEREIT, Inc.	520,900	4,151,573
Vornado Realty Trust	110,900	7,464,679
Welltower, Inc.	72,560	5,391,934
Weyerhaeuser Co.	376,421	9,369,119
		282,884,292
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	14,889	740,877
Cushman & Wakefield PLC	87,100	1,596,543
Howard Hughes Corp. (a)	1,600	178,208
Jones Lang LaSalle, Inc.	5,800	957,696
Retail Value, Inc.	17,081	531,732
VICI Properties, Inc.	51,900	1,105,989
		5,111,045

TOTAL REAL ESTATE		287,995,337

UTILITIES - 2.3%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	58,500	4,747,275
Duke Energy Corp.	439,830	39,435,158
Edison International	61,900	3,707,191
Entergy Corp.	282,200	26,337,726
Evergy, Inc.	170,965	9,558,653
Eversource Energy	129,400	9,033,414
Exelon Corp. (c)	448,900	21,812,051
FirstEnergy Corp.	275,700	11,234,775
NextEra Energy, Inc.	1,031,555	193,643,505
OGE Energy Corp.	20,000	850,400
Pinnacle West Capital Corp.	13,300	1,246,742
PPL Corp.	69,200	2,226,164
Southern Co.	464,900	23,100,881
Vistra Energy Corp.	68,742	1,790,042
Xcel Energy, Inc.	458,682	25,163,295
		373,887,272
Gas Utilities - 0.0%
Atmos Energy Corp.	75,900	7,502,715
South Jersey Industries, Inc.	46,000	1,331,700
		8,834,415
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP	33,300	1,438,227
NRG Energy, Inc.	1,085,829	45,257,353
The AES Corp.	138,200	2,381,186
		49,076,766
Multi-Utilities - 0.4%
Ameren Corp.	30,700	2,187,068
Avangrid, Inc.	44,900	2,170,915
CenterPoint Energy, Inc.	84,600	2,549,844
Dominion Resources, Inc.	124,385	9,215,685
DTE Energy Co.	21,300	2,631,828
NiSource, Inc.	771,155	20,805,762
Public Service Enterprise Group, Inc.	141,500	8,321,615
Sempra Energy	456,728	55,008,320
WEC Energy Group, Inc.	40,000	3,051,200
		105,942,237
Water Utilities - 0.1%
American Water Works Co., Inc.	171,714	17,449,577

TOTAL UTILITIES		555,190,267

TOTAL COMMON STOCKS
(Cost $13,356,443,097)		19,064,794,623

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(e)(f)	32,084	1,468,164
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	32,300	1,992,910
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,083,003)		3,461,074

Equity Funds - 20.1%
Large Blend Funds - 8.8%
Fidelity SAI U.S. Large Cap Index Fund (g)	8,025,987	119,667,465
JPMorgan U.S. Large Cap Core Plus Fund Select Class (h)	62,697,838	1,647,699,195
PIMCO StocksPLUS Absolute Return Fund Institutional Class	36,767,506	375,396,235

TOTAL LARGE BLEND FUNDS		2,142,762,895

Large Growth Funds - 11.1%
Fidelity Growth Company Fund (g)	3,146,699	58,654,466
Fidelity SAI U.S. Momentum Index Fund (g)	32,418,763	410,745,722
Fidelity SAI U.S. Quality Index Fund (g)	157,563,967	2,231,105,764

TOTAL LARGE GROWTH FUNDS		2,700,505,952

Sector Funds - 0.2%
iShares NASDAQ Biotechnology Index ETF (b)	431,736	48,673,917
TOTAL EQUITY FUNDS
(Cost $3,852,102,946)		4,891,942,764
	Principal Amount

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.44% to 2.49% 6/13/19 (i)
(Cost $1,483,450)	$1,494,000	$1,483,680
	Shares

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 2.44% (j)	113,461,473	113,484,165
Fidelity Securities Lending Cash Central Fund 2.45% (j)(k)	286,349,143	286,377,778
Invesco Government & Agency Portfolio Institutional Class 2.30% (l)	191,178,199	191,178,199
TOTAL MONEY MARKET FUNDS
(Cost $591,036,692)		591,040,142
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $17,804,149,188)		24,552,722,283
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(250,005,443)
NET ASSETS - 100%		$24,302,716,840

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Apple, Inc.	Chicago Board Options Exchange	400	$6,926,000	$175.00	4/18/19	$(181,000)
Bank of America Corp.	Chicago Board Options Exchange	2,840	8,258,720	32.00	4/18/19	(36,920)
Cisco Systems, Inc.	Chicago Board Options Exchange	293	1,516,861	49.00	4/18/19	(94,493)
Exelon Corp.	Chicago Board Options Exchange	178	864,902	47.00	4/18/19	(38,270)
Exelon Corp.	Chicago Board Options Exchange	178	864,902	48.00	4/18/19	(25,810)
Exelon Corp.	Chicago Board Options Exchange	178	864,902	49.00	4/18/19	(15,130)
GlaxoSmithKline PLC Spons ADR	Chicago Board Options Exchange	756	3,051,216	40.00	5/17/19	(117,180)
GlaxoSmithKline PLC Spons ADR	Chicago Board Options Exchange	756	3,051,216	41.00	5/17/19	(73,710)
J.P. Morgan Chase & Co.	Chicago Board Options Exchange	602	6,282,472	110.00	4/18/19	(44,849)
Microsoft Corp.	Chicago Board Options Exchange	1,018	11,404,654	115.00	4/18/19	(207,672)
Procter & Gamble Co.	Chicago Board Options Exchange	358	3,528,090	97.50	6/21/19	(143,200)
TOTAL WRITTEN OPTIONS						$(978,234)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	184	March 2019	$25,619,240	$2,472,385	$2,472,385

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $46,613,935.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,580,338 or 0.0% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,492,060 or 0.0% of net assets.

 (f) Level 3 security

 (g) Affiliated Fund

 (h) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,175,822.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

 (l) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amneal Pharmaceuticals, Inc.	5/4/18	$1,381,087
The Honest Co., Inc. Series D	8/12/15	$1,468,003

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,178,131
Fidelity Securities Lending Cash Central Fund	686,204
Total	$1,864,335

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Growth Company Fund	$58,661,260	$3,020,546	$--	$3,020,546	$--	$(3,027,340)	$58,654,466
Fidelity SAI U.S. Large Cap Index Fund	728,688,694	1,302,586,131	1,970,355,440	4,040,358	74,736,726	(15,988,646)	119,667,465
Fidelity SAI U.S. Momentum Index Fund	256,743,644	155,943,108	--	9,432,185	--	(1,941,030)	410,745,722
Fidelity SAI U.S. Quality Index Fund	1,901,390,732	259,492,527	--	59,492,518	--	70,222,505	2,231,105,764
Total	$2,945,484,330	$1,721,042,312	$1,970,355,440	$75,985,607	$74,736,726	$49,265,489	$2,820,173,417

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,052,326,851	$1,968,614,002	$83,712,849	$--
Consumer Discretionary	1,765,090,797	1,763,622,633	--	1,468,164
Consumer Staples	1,120,375,853	1,120,375,853	--	--
Energy	1,154,031,312	1,154,031,312	--	--
Financials	3,055,373,005	3,054,754,664	618,341	--
Health Care	2,869,038,662	2,814,324,659	54,714,003	--
Industrials	2,106,573,863	2,102,381,341	4,192,522	--
Information Technology	3,690,272,108	3,690,272,108	--	--
Materials	411,987,642	411,987,642	--	--
Real Estate	287,995,337	287,995,337	--	--
Utilities	555,190,267	555,190,267	--	--
Equity Funds	4,891,942,764	4,891,942,764	--	--
Other Short-Term Investments	1,483,680	--	1,483,680	--
Money Market Funds	591,040,142	591,040,142	--	--
Total Investments in Securities:	$24,552,722,283	$24,406,532,724	$144,721,395	$1,468,164
Derivative Instruments:
Assets
Futures Contracts	$2,472,385	$2,472,385	$--	$--
Total Assets	$2,472,385	$2,472,385	$--	$--
Liabilities
Written Options	$(978,234)	$(978,234)	$--	$--
Total Liabilities	$(978,234)	$(978,234)	$--	$--
Total Derivative Instruments:	$1,494,151	$1,494,151	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Growth Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 28, 2019

SGF-QTLY-0419
1.907408.108

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 55.0%
	Shares	Value
COMMUNICATION SERVICES - 5.9%
Entertainment - 0.7%
Electronic Arts, Inc. (a)	154,411	$14,789,486
Netflix, Inc. (a)	71,200	25,496,720
Take-Two Interactive Software, Inc. (a)	77,365	6,750,870
The Walt Disney Co.	277,000	31,256,680
		78,293,756
Interactive Media & Services - 4.9%
Alphabet, Inc.:
Class A (a)	146,024	164,503,337
Class C (a)	156,647	175,432,108
Facebook, Inc. Class A (a)	1,071,415	172,979,952
TripAdvisor, Inc. (a)	115,509	6,141,614
Twitter, Inc. (a)	519,100	15,977,898
		535,034,909
Media - 0.3%
Comcast Corp. Class A	823,942	31,861,837

TOTAL COMMUNICATION SERVICES		645,190,502

CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.2%
Lear Corp.	129,649	19,715,723
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. (a)	15,423	9,369,935
Domino's Pizza, Inc.	73,462	18,434,554
Marriott International, Inc. Class A	221,583	27,757,702
Planet Fitness, Inc. (a)	76,087	4,472,394
Starbucks Corp.	1,005,638	70,656,126
Wyndham Destinations, Inc.	230,814	10,393,554
Wyndham Hotels & Resorts, Inc.	230,748	12,130,422
Yum China Holdings, Inc.	380,550	15,876,546
Yum! Brands, Inc.	228,930	21,633,885
		190,725,118
Household Durables - 0.1%
Toll Brothers, Inc.	172,955	6,157,198
Internet & Direct Marketing Retail - 4.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	390,639	71,498,656
Amazon.com, Inc. (a)	208,406	341,750,411
The Booking Holdings, Inc. (a)	18,902	32,077,450
		445,326,517
Leisure Products - 0.1%
Brunswick Corp.	135,820	7,163,147
Multiline Retail - 0.4%
Kohl's Corp.	382,191	25,809,358
Target Corp.	233,600	16,968,704
		42,778,062
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	157,071	25,410,946
Burlington Stores, Inc. (a)	172,153	29,221,250
Home Depot, Inc.	430,408	79,685,737
Ross Stores, Inc.	250,951	23,797,683
		158,115,616
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	245,461	11,193,022
lululemon athletica, Inc. (a)	72,648	10,927,712
NIKE, Inc. Class B	291,964	25,030,074
PVH Corp.	203,164	23,331,354
		70,482,162

TOTAL CONSUMER DISCRETIONARY		940,463,543

CONSUMER STAPLES - 4.2%
Beverages - 1.4%
Keurig Dr. Pepper, Inc.	569,900	14,332,985
Monster Beverage Corp. (a)	699,825	44,669,830
PepsiCo, Inc.	261,984	30,295,830
The Coca-Cola Co.	1,344,765	60,971,645
		150,270,290
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	69,816	15,271,552
Walgreens Boots Alliance, Inc.	331,484	23,598,346
Walmart, Inc.	285,677	28,279,166
		67,149,064
Food Products - 1.0%
Archer Daniels Midland Co.	403,700	17,157,250
Danone SA sponsored ADR	2,124,233	32,118,403
General Mills, Inc.	346,941	16,351,329
Tyson Foods, Inc. Class A	568,481	35,052,538
		100,679,520
Household Products - 0.9%
Colgate-Palmolive Co.	340,775	22,446,849
Kimberly-Clark Corp.	219,340	25,625,492
Procter & Gamble Co.	520,987	51,343,269
		99,415,610
Tobacco - 0.3%
Altria Group, Inc.	209,927	11,002,274
Philip Morris International, Inc.	265,515	23,083,874
		34,086,148

TOTAL CONSUMER STAPLES		451,600,632

ENERGY - 0.4%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	478,151	21,067,333
Oil, Gas & Consumable Fuels - 0.2%
Marathon Petroleum Corp.	209,464	12,988,863
Phillips 66 Co.	85,700	8,258,052
		21,246,915

TOTAL ENERGY		42,314,248

FINANCIALS - 1.5%
Banks - 0.1%
Bank of America Corp.	471,764	13,718,897
Capital Markets - 0.4%
FactSet Research Systems, Inc.	93,521	21,993,334
SEI Investments Co.	486,854	25,681,549
		47,674,883
Consumer Finance - 0.5%
American Express Co.	126,940	13,676,516
Capital One Financial Corp.	179,800	15,027,684
Discover Financial Services	103,249	7,393,661
Synchrony Financial	402,423	13,123,014
		49,220,875
Insurance - 0.5%
MetLife, Inc.	344,284	15,558,194
Progressive Corp.	526,852	38,407,511
		53,965,705

TOTAL FINANCIALS		164,580,360

HEALTH CARE - 7.7%
Biotechnology - 2.4%
AbbVie, Inc.	364,442	28,878,384
Amgen, Inc.	384,515	73,088,611
Biogen, Inc. (a)	148,326	48,652,411
Celgene Corp. (a)	402,810	33,481,567
Incyte Corp. (a)	28,175	2,429,530
Regeneron Pharmaceuticals, Inc. (a)	114,728	49,417,939
Vertex Pharmaceuticals, Inc. (a)	102,327	19,314,221
		255,262,663
Health Care Equipment & Supplies - 0.9%
Abiomed, Inc. (a)	60,941	20,384,765
Boston Scientific Corp. (a)	47,377	1,900,765
DexCom, Inc. (a)	26,476	3,688,901
Intuitive Surgical, Inc. (a)	50,700	27,763,827
The Cooper Companies, Inc.	61,127	17,481,711
Varian Medical Systems, Inc. (a)	170,123	22,857,726
		94,077,695
Health Care Providers & Services - 1.8%
Centene Corp. (a)	422,230	25,709,585
Cigna Corp.	65,357	11,400,875
CVS Health Corp.	310,225	17,940,312
HCA Holdings, Inc.	199,189	27,695,239
Humana, Inc.	5,990	1,707,390
McKesson Corp.	54,754	6,962,519
UnitedHealth Group, Inc.	443,605	107,450,003
		198,865,923
Health Care Technology - 0.2%
Cerner Corp. (a)	396,039	22,158,382
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	90,920	28,437,048
Thermo Fisher Scientific, Inc.	161,738	41,982,333
		70,419,381
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	490,505	25,339,488
Eli Lilly & Co. (b)	288,074	36,380,865
Johnson & Johnson	158,717	21,687,091
Merck & Co., Inc.	778,280	63,266,381
Novartis AG sponsored ADR	228,941	20,886,287
Novo Nordisk A/S Series B sponsored ADR	670,090	32,800,906
		200,361,018

TOTAL HEALTH CARE		841,145,062

INDUSTRIALS - 5.2%
Aerospace & Defense - 1.3%
The Boeing Co.	314,830	138,512,607
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	513,020	38,450,849
Airlines - 0.6%
Delta Air Lines, Inc.	634,654	31,466,145
United Continental Holdings, Inc. (a)	405,900	35,642,079
		67,108,224
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	161,700	16,372,125
Electrical Equipment - 0.0%
Eaton Corp. PLC	55,772	4,448,932
Machinery - 1.3%
Allison Transmission Holdings, Inc.	246,410	12,246,577
Caterpillar, Inc.	209,203	28,731,940
Deere & Co.	201,772	33,098,679
Illinois Tool Works, Inc.	50,185	7,230,655
Ingersoll-Rand PLC	444,504	46,921,842
Oshkosh Corp.	126,051	9,808,028
		138,037,721
Road & Rail - 1.2%
CSX Corp.	463,400	33,675,278
Norfolk Southern Corp.	158,200	28,365,260
Union Pacific Corp.	434,040	72,788,508
		134,829,046
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	165,532	7,119,531
United Rentals, Inc. (a)	177,522	23,892,686
		31,012,217

TOTAL INDUSTRIALS		568,771,721

INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 0.9%
Cisco Systems, Inc.	1,954,144	101,166,035
IT Services - 5.9%
Accenture PLC Class A	152,875	24,670,968
Amdocs Ltd.	200,926	11,165,458
Automatic Data Processing, Inc.	78,142	11,958,070
Cognizant Technology Solutions Corp. Class A	352,690	25,033,936
DXC Technology Co.	316,453	20,841,595
Fidelity National Information Services, Inc.	191,599	20,721,432
First Data Corp. Class A (a)	615,214	15,466,480
Fiserv, Inc. (a)	434,166	36,769,519
Global Payments, Inc.	130,405	17,002,204
GoDaddy, Inc. (a)	142,471	10,635,460
MasterCard, Inc. Class A	604,069	135,776,589
Okta, Inc. (a)	93,506	7,936,789
PayPal Holdings, Inc. (a)	324,000	31,774,680
Visa, Inc. Class A	1,427,288	211,409,899
WEX, Inc. (a)	87,840	15,640,790
Worldpay, Inc. (a)	443,663	42,502,915
		639,306,784
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom, Inc.	157,710	43,427,026
Intel Corp.	276,300	14,632,848
KLA-Tencor Corp.	117,669	13,589,593
Lam Research Corp.	30,538	5,377,436
Micron Technology, Inc. (a)	341,500	13,960,520
NVIDIA Corp.	334,319	51,572,049
Qualcomm, Inc.	529,130	28,250,251
Texas Instruments, Inc.	115,100	12,175,278
Xilinx, Inc.	208,500	26,125,050
		209,110,051
Software - 7.5%
Adobe, Inc. (a)	422,374	110,873,175
Atlassian Corp. PLC (a)	40,811	4,386,366
Autodesk, Inc. (a)	334,754	54,568,250
Microsoft Corp.	3,631,363	406,821,597
Oracle Corp.	1,152,268	60,067,731
Palo Alto Networks, Inc. (a)	82,100	20,218,767
Salesforce.com, Inc. (a)	555,264	90,868,954
SS&C Technologies Holdings, Inc.	295,500	18,196,890
SurveyMonkey	163,411	2,354,998
Synopsys, Inc. (a)	370,818	37,704,774
Tableau Software, Inc. (a)	22,897	3,020,114
		809,081,616
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	1,504,252	260,461,234
NetApp, Inc.	525,944	34,291,549
Western Digital Corp.	131,957	6,637,437
		301,390,220

TOTAL INFORMATION TECHNOLOGY		2,060,054,706

MATERIALS - 0.6%
Chemicals - 0.4%
CF Industries Holdings, Inc.	499,350	21,072,570
Eastman Chemical Co.	201,926	16,697,261
		37,769,831
Containers & Packaging - 0.1%
Owens-Illinois, Inc.	605,755	12,066,640
Metals & Mining - 0.1%
Steel Dynamics, Inc.	314,584	11,740,275

TOTAL MATERIALS		61,576,746

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Extra Space Storage, Inc.	38,280	3,672,583
Life Storage, Inc.	151,750	14,810,800
Medical Properties Trust, Inc.	787,547	14,356,982
Omega Healthcare Investors, Inc.	350,400	12,579,360
Realty Income Corp.	165,400	11,439,064
Simon Property Group, Inc.	366,507	66,396,408
Welltower, Inc.	181,700	13,502,127
		136,757,324
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	601,232	29,917,304

TOTAL REAL ESTATE		166,674,628

UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	463,189	19,305,718
The AES Corp.	704,885	12,145,169
		31,450,887
TOTAL COMMON STOCKS
(Cost $3,536,794,354)		5,973,823,035

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(c)(d)
(Cost $4,024,850)	98,859	10,055,937

Equity Funds - 44.5%
Large Blend Funds - 1.7%
Fidelity SAI U.S. Large Cap Index Fund (e)	12,297,623	183,357,559
Large Growth Funds - 40.8%
Fidelity Contrafund (e)	40,745,493	498,317,376
Fidelity Growth Company Fund (e)	124,632,412	2,323,148,150
Fidelity SAI U.S. Momentum Index Fund (e)	39,437,876	499,677,894
Fidelity SAI U.S. Quality Index Fund (e)	77,951,408	1,103,791,943

TOTAL LARGE GROWTH FUNDS		4,424,935,363

Mid-Cap Growth Funds - 2.0%
Janus Henderson Enterprise Fund	1,732,087	221,031,594
TOTAL EQUITY FUNDS
(Cost $3,642,707,326)		4,829,324,516

Money Market Funds - 0.5%
Fidelity Securities Lending Cash Central Fund 2.45% (f)(g)	21,120,663	21,122,775
Invesco Government & Agency Portfolio Institutional Class 2.30% (h)	38,120,152	38,120,152
TOTAL MONEY MARKET FUNDS
(Cost $59,242,927)		59,242,927
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $7,242,769,457)		10,872,446,415
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(14,238,214)
NET ASSETS - 100%		$10,858,208,201

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,055,937 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$4,024,850

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$4,833
Total	$4,833

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$--	$518,602,565	$--	$25,866,500	$--	$(20,285,189)	$498,317,376
Fidelity Growth Company Fund	2,224,523,372	219,635,851	--	119,635,854	--	(121,011,073)	2,323,148,150
Fidelity SAI U.S. Large Cap Index Fund	--	774,793,207	599,242,944	1,150,127	(8,547,606)	16,354,902	183,357,559
Fidelity SAI U.S. Momentum Index Fund	228,625,066	281,824,227	--	8,864,053	--	(10,771,399)	499,677,894
Fidelity SAI U.S. Quality Index Fund	1,103,453,284	115,576,310	157,679,796	31,593,653	9,139,527	33,302,618	1,103,791,943
Total	$3,556,601,722	$1,910,432,160	$756,922,740	$187,110,187	$591,921	$(102,410,141)	$4,608,292,922

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$645,190,502	$645,190,502	$--	$--
Consumer Discretionary	950,519,480	940,463,543	--	10,055,937
Consumer Staples	451,600,632	451,600,632	--	--
Energy	42,314,248	42,314,248	--	--
Financials	164,580,360	164,580,360	--	--
Health Care	841,145,062	841,145,062	--	--
Industrials	568,771,721	568,771,721	--	--
Information Technology	2,060,054,706	2,057,699,708	2,354,998	--
Materials	61,576,746	61,576,746	--	--
Real Estate	166,674,628	166,674,628	--	--
Utilities	31,450,887	31,450,887	--	--
Equity Funds	4,829,324,516	4,829,324,516	--	--
Money Market Funds	59,242,927	59,242,927	--	--
Total Investments in Securities:	$10,872,446,415	$10,860,035,480	$2,354,998	$10,055,937

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 28, 2019

ASD-QTLY-0419
1.934462.107

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 3 month U.S. LIBOR + 0.930% 3.733% 6/30/20 (a)(b)	$7,845,000	$7,906,168
BellSouth Corp. 4.333% 4/26/19 (a)(c)	10,000,000	10,020,500
Deutsche Telekom International Financial BV 3 month U.S. LIBOR + 0.580% 3.3534% 1/17/20 (a)(b)(c)	10,000,000	10,026,617
SBA Tower Trust:
3.156% 10/8/20 (c)	265,000	263,211
3.448% 3/15/48 (c)	880,000	874,446
Telefonica Emisiones S.A.U. 5.134% 4/27/20	565,000	577,200
Telefonos de Mexico SA de CV 5.5% 11/15/19	1,045,000	1,060,922
Verizon Communications, Inc. 3 month U.S. LIBOR + 0.550% 3.2134% 5/22/20 (a)(b)	25,000,000	25,103,519
		55,832,583
Entertainment - 0.3%
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 3.197% 4/1/21 (a)(b)(c)	23,029,000	23,033,396
NBCUniversal, Inc. 5.15% 4/30/20	1,521,000	1,560,254
		24,593,650
Interactive Media & Services - 0.1%
Baidu.com, Inc. 2.75% 6/9/19	2,665,000	2,662,740
Tencent Holdings Ltd.:
2.875% 2/11/20 (c)	1,555,000	1,549,548
3.375% 5/2/19 (c)	1,080,000	1,080,879
		5,293,167
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	1,395,000	1,401,312
4.464% 7/23/22	1,510,000	1,548,832
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 3.127% 10/1/20 (a)(b)	7,282,000	7,292,667
3 month U.S. LIBOR + 0.440% 3.237% 10/1/21 (a)(b)	8,940,000	8,939,292
3.7% 4/15/24	1,715,000	1,753,871
Discovery Communications LLC:
3 month U.S. LIBOR + 0.710% 3.502% 9/20/19 (a)(b)	3,399,000	3,403,687
2.2% 9/20/19	565,000	562,236
Fox Corp.:
3.666% 1/25/22 (c)	260,000	263,027
4.03% 1/25/24 (c)	305,000	310,835
Interpublic Group of Companies, Inc. 3.5% 10/1/20	295,000	296,461
Omnicom Group, Inc.:
4.45% 8/15/20	735,000	748,526
6.25% 7/15/19	1,350,000	1,366,751
RELX Capital, Inc. 3.5% 3/16/23	575,000	572,559
SES Global Americas Holdings GP 2.5% 3/25/19 (c)	380,000	379,922
Time Warner Cable, Inc. 8.25% 4/1/19	2,344,000	2,353,455
		31,193,433
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
5% 10/16/19	180,000	182,322
5% 3/30/20	1,525,000	1,553,171
Axiata SPV2 Bhd 3.466% 11/19/20 (Reg. S)	245,000	245,059
		1,980,552

TOTAL COMMUNICATION SERVICES		118,893,385

CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
Aptiv PLC 3.15% 11/19/20	1,130,000	1,124,740
Automobiles - 1.3%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 2.7913% 2/21/20 (a)(b)	5,000,000	5,001,005
3 month U.S. LIBOR + 0.260% 3.0482% 6/16/20 (a)(b)	5,000,000	5,004,300
3 month U.S. LIBOR + 0.290% 3.0571% 12/10/21 (a)(b)	5,000,000	4,972,641
3.15% 1/8/21	1,745,000	1,752,452
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.380% 3.175% 4/6/20 (a)(b)(c)	7,796,000	7,800,140
3 month U.S. LIBOR + 0.410% 3.2069% 4/12/21 (a)(b)(c)	11,110,000	11,092,317
3 month U.S. LIBOR + 0.500% 3.188% 8/13/21 (a)(b)(c)	830,000	828,132
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.530% 3.2626% 5/5/20 (a)(b)(c)	9,640,000	9,630,198
3 month U.S. LIBOR + 0.620% 3.3705% 10/30/19 (a)(b)(c)	5,000,000	5,010,462
3 month U.S. LIBOR + 0.630% 3.425% 1/6/20 (a)(b)(c)	10,000,000	10,011,484
2.2% 5/5/20 (c)	1,420,000	1,403,744
2.3% 2/12/21 (c)	995,000	977,385
3.1% 5/4/20 (c)	765,000	763,681
3.75% 11/5/21 (c)	325,000	327,565
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 3.6468% 4/9/21 (a)(b)	5,428,000	5,374,483
3 month U.S. LIBOR + 0.930% 3.7269% 4/13/20 (a)(b)	11,000,000	10,997,047
3 month U.S. LIBOR + 1.270% 4.0639% 10/4/19 (a)(b)	5,000,000	5,012,150
3.2% 7/13/20	1,570,000	1,570,647
Harley-Davidson Financial Services, Inc.:
3 month U.S. LIBOR + 0.500% 3.1413% 5/21/20 (a)(b)(c)	795,000	794,970
3 month U.S. LIBOR + 0.940% 3.6468% 3/2/21 (a)(b)(c)	995,000	992,897
4.05% 2/4/22 (c)	930,000	932,049
Nissan Motor Acceptance Corp.:
2.15% 9/28/20 (c)	450,000	440,047
3.65% 9/21/21 (c)	580,000	577,289
PACCAR Financial Corp. 3.1% 5/10/21	1,260,000	1,260,470
Volkswagen Group of America Finance LLC 3.875% 11/13/20 (c)	980,000	990,438
		93,517,993
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance LLC 2.35% 10/15/19 (c)	225,000	223,979
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 3.35% 4/1/23	645,000	650,189
Royal Caribbean Cruises Ltd. 2.65% 11/28/20	250,000	247,359
Starbucks Corp. 2.7% 6/15/22	435,000	430,628
		1,328,176
Household Durables - 0.0%
D.R. Horton, Inc. 2.55% 12/1/20	495,000	488,747
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.5% 11/28/19	1,965,000	1,961,056
eBay, Inc. 2.15% 6/5/20	805,000	796,096
Expedia, Inc. 5.95% 8/15/20	335,000	347,386
JD.com, Inc. 3.125% 4/29/21	1,575,000	1,549,075
QVC, Inc. 3.125% 4/1/19	3,595,000	3,592,871
		8,246,484
Multiline Retail - 0.0%
Dollar Tree, Inc. 3 month U.S. LIBOR + 0.700% 3.4734% 4/17/20 (a)(b)	1,250,000	1,250,514
Specialty Retail - 0.2%
AutoZone, Inc. 1.625% 4/21/19	145,000	144,792
Home Depot, Inc. 0.310% x 3 month U.S. LIBOR 3.0489% 3/1/22 (a)(b)	10,000,000	9,987,724
Nissan Motor Acceptance Corp. 1.55% 9/13/19 (c)	725,000	718,868
		10,851,384
Textiles, Apparel & Luxury Goods - 0.0%
Invista Finance LLC 4.25% 10/15/19 (c)	2,005,000	2,012,188

TOTAL CONSUMER DISCRETIONARY		119,044,205

CONSUMER STAPLES - 1.0%
Beverages - 0.3%
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 3.3838% 11/15/21 (a)(b)	5,000,000	4,977,265
Diageo Capital PLC 3 month U.S. LIBOR + 0.240% 2.9229% 5/18/20 (a)(b)	12,795,000	12,794,960
Maple Escrow Subsidiary, Inc. 3.551% 5/25/21 (c)	1,645,000	1,654,154
Molson Coors Brewing Co. 2.25% 3/15/20	910,000	902,097
		20,328,476
Food & Staples Retailing - 0.0%
Alimentation Couche-Tard, Inc. 3 month U.S. LIBOR + 0.500% 3.279% 12/13/19 (a)(b)(c)	3,676,000	3,675,298
Kroger Co. 1.5% 9/30/19	576,000	571,581
		4,246,879
Food Products - 0.3%
Bunge Ltd. Finance Corp. 3.5% 11/24/20	795,000	793,905
Campbell Soup Co.:
3 month U.S. LIBOR + 0.500% 3.2882% 3/16/20 (a)(b)	1,005,000	1,001,050
3 month U.S. LIBOR + 0.630% 3.4182% 3/15/21 (a)(b)	1,005,000	995,130
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 3.511% 10/22/20 (a)(b)	5,641,000	5,615,998
Danone SA 1.691% 10/30/19 (c)	2,430,000	2,406,091
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 3.3189% 4/16/21 (a)(b)	8,169,000	8,120,900
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 3.0789% 5/30/19 (a)(b)	3,826,000	3,825,934
2.25% 8/23/21	600,000	585,027
		23,344,035
Tobacco - 0.4%
Altria Group, Inc.:
3.49% 2/14/22	2,167,000	2,179,718
3.8% 2/14/24	1,300,000	1,299,426
4.75% 5/5/21	4,386,000	4,534,844
BAT Capital Corp.:
3 month U.S. LIBOR + 0.590% 3.2829% 8/14/20 (a)(b)	6,600,000	6,579,076
2.297% 8/14/20	2,575,000	2,537,028
Imperial Tobacco Finance PLC 2.95% 7/21/20 (c)	1,940,000	1,924,778
Philip Morris International, Inc. 1.875% 11/1/19	10,000,000	9,942,242
Reynolds American, Inc.:
3.25% 6/12/20	310,000	309,702
8.125% 6/23/19	360,000	365,512
		29,672,326

TOTAL CONSUMER STAPLES		77,591,716

ENERGY - 0.9%
Energy Equipment & Services - 0.0%
Schlumberger Holdings Corp. 3.75% 5/1/24 (c)	620,000	622,329
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
6.95% 6/15/19	310,000	313,622
8.7% 3/15/19	423,000	423,790
Cenovus Energy, Inc. 5.7% 10/15/19	1,273,077	1,291,335
Chevron Corp. 3 month U.S. LIBOR + 0.480% 3.2181% 3/3/22 (a)(b)	4,700,000	4,724,402
China Shenhua Overseas Capital Co. Ltd. 3.125% 1/20/20 (Reg. S)	1,740,000	1,731,390
Columbia Pipeline Group, Inc. 3.3% 6/1/20	1,135,000	1,136,206
Enable Midstream Partners LP 2.4% 5/15/19 (a)	630,000	629,129
Enbridge Energy Partners LP 9.875% 3/1/19	1,710,000	1,710,000
Encana Corp. 6.5% 5/15/19	2,135,000	2,148,887
Eni SpA 4% 9/12/23 (c)	390,000	394,197
EnLink Midstream Partners LP 2.7% 4/1/19	1,680,000	1,680,000
Enterprise Products Operating LP:
2.55% 10/15/19	385,000	384,339
2.8% 2/15/21	1,020,000	1,015,260
3.5% 2/1/22	1,050,000	1,061,427
Marathon Oil Corp. 2.7% 6/1/20	1,090,000	1,079,190
ONEOK Partners LP 8.625% 3/1/19	983,000	983,000
Petroleos Mexicanos:
5.5% 1/21/21	155,000	156,976
6.375% 2/4/21	866,000	891,244
8% 5/3/19	1,535,000	1,546,513
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 3.2463% 2/26/21 (a)(b)	5,033,000	5,027,595
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	360,000	358,372
5% 2/1/21	455,000	464,474
5.75% 1/15/20	440,000	449,082
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (a)	1,020,000	1,054,840
Shell International Finance BV:
3 month U.S. LIBOR + 0.350% 3.1259% 9/12/19 (a)(b)	10,000,000	10,015,710
2.125% 5/11/20	5,000,000	4,964,805
TransCanada PipeLines Ltd. 3 month U.S. LIBOR + 0.275% 2.9588% 11/15/19 (a)(b)	15,040,000	15,039,679
Williams Partners LP:
3.35% 8/15/22	200,000	198,226
5.25% 3/15/20	2,630,000	2,684,821
		63,558,511

TOTAL ENERGY		64,180,840

FINANCIALS - 13.9%
Banks - 9.4%
Abbey National PLC 2.125% 11/3/20	570,000	559,328
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 3.171% 1/19/21 (a)(b)(c)	10,000,000	9,991,780
3 month U.S. LIBOR + 0.570% 3.2086% 8/27/21 (a)(b)(c)	9,413,000	9,413,668
ANZ Banking Group Ltd. 3 month U.S. LIBOR + 0.500% 3.1829% 8/19/20 (a)(b)(c)	7,000,000	7,026,376
ANZ National International Ltd.:
2.2% 7/17/20 (c)	825,000	818,546
2.75% 1/22/21 (c)	955,000	946,918
Banco de Credito del Peru 2.25% 10/25/19 (c)	280,000	278,180
Banco Santander Chile Mtn Rgs 2.5% 12/15/20 (c)	1,745,000	1,723,188
Banco Santander SA 3 month U.S. LIBOR + 1.120% 3.9169% 4/12/23 (a)(b)	800,000	789,314
Bank of America Corp.:
3 month U.S. LIBOR + 0.380% 3.1524% 1/23/22 (a)(b)	15,825,000	15,625,605
3 month U.S. LIBOR + 0.650% 3.447% 10/1/21 (a)(b)	10,000,000	10,030,160
3 month U.S. LIBOR + 0.650% 3.4716% 6/25/22 (a)(b)	20,860,000	20,846,870
3 month U.S. LIBOR + 1.160% 3.921% 1/20/23 (a)(b)	1,480,000	1,496,371
2.503% 10/21/22	635,000	621,129
2.625% 4/19/21	715,000	710,347
Bank of America NA 3 month U.S. LIBOR + 0.250% 2.8789% 8/28/20 (a)(b)	10,000,000	10,002,120
Bank of Montreal:
3 month U.S. LIBOR + 0.440% 3.2282% 6/15/20 (a)(b)	11,600,000	11,633,376
3 month U.S. LIBOR + 0.460% 3.2569% 4/13/21 (a)(b)	960,000	962,081
3 month U.S. LIBOR + 0.600% 3.3759% 12/12/19 (a)(b)	5,000,000	5,019,892
Bank of Nova Scotia 3 month U.S. LIBOR + 0.290% 3.0939% 1/8/21 (a)(b)	10,000,000	9,992,138
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 3.251% 7/20/20 (a)(b)(c)	15,000,000	15,027,812
2.2% 7/20/20 (c)	940,000	928,399
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 3.2589% 1/11/21 (a)(b)	11,000,000	10,921,431
3 month U.S. LIBOR + 0.650% 3.3885% 8/7/20 (a)(b)	15,000,000	14,982,747
2.65% 1/11/21	905,000	895,593
Barclays PLC:
3 month U.S. LIBOR + 1.625% 4.4075% 1/10/23 (a)(b)	1,035,000	1,025,123
2.75% 11/8/19	1,465,000	1,459,389
BB&T Corp. 2.15% 2/1/21	1,160,000	1,143,018
BPCE SA:
3 month U.S. LIBOR + 1.220% 3.8834% 5/22/22 (a)(b)(c)	605,000	606,302
2.5% 7/15/19	630,000	628,532
3.145% 7/31/20 (c)	5,000,000	5,000,593
Branch Banking & Trust Co. 3 month U.S. LIBOR + 0.450% 3.2373% 1/15/20 (a)(b)	5,000,000	5,012,618
Canadian Imperial Bank of Commerce 3 month U.S. LIBOR + 0.520% 3.2589% 9/6/19 (a)(b)	15,000,000	15,028,937
Capital One NA 3 month U.S. LIBOR + 0.765% 3.544% 9/13/19 (a)(b)	15,000,000	15,027,705
Citibank NA:
3 month U.S. LIBOR + 0.300% 3.061% 10/20/20 (a)(b)	4,500,000	4,496,723
1.85% 9/18/19	7,000,000	6,965,316
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 3.5725% 1/10/20 (a)(b)	5,905,000	5,931,240
3 month U.S. LIBOR + 0.930% 3.6958% 6/7/19 (a)(b)	25,000,000	25,051,200
2.05% 6/7/19	510,000	508,964
2.7% 3/30/21	130,000	129,408
2.9% 12/8/21	1,495,000	1,486,971
Citizens Bank NA:
3 month U.S. LIBOR + 0.540% 3.2781% 3/2/20 (a)(b)	15,000,000	15,013,620
3 month U.S. LIBOR + 0.570% 3.2163% 5/26/20 (a)(b)	10,000,000	10,002,291
2.25% 3/2/20	685,000	679,840
2.45% 12/4/19	260,000	259,095
2.55% 5/13/21	520,000	513,426
Compass Bank 3 month U.S. LIBOR + 0.730% 3.5011% 6/11/21 (a)(b)	10,450,000	10,347,779
Credit Agricole SA:
3 month U.S. LIBOR + 0.970% 3.7371% 6/10/20 (a)(b)(c)	13,280,000	13,376,785
3 month U.S. LIBOR + 1.020% 3.7993% 4/24/23 (a)(b)(c)	675,000	667,123
Credit Suisse Group Funding Guernsey Ltd. 2.75% 3/26/20	635,000	632,331
Credit Suisse New York Branch 5.4% 1/14/20	315,000	320,935
Danske Bank A/S 2.2% 3/2/20 (c)	1,545,000	1,526,696
Discover Bank 7% 4/15/20	1,610,000	1,671,955
Fifth Third Bank 3 month U.S. LIBOR + 0.590% 3.4116% 9/27/19 (a)(b)	5,000,000	5,010,530
First Niagara Financial Group, Inc. 7.25% 12/15/21	515,000	564,706
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 3.2829% 5/18/21 (a)(b)	6,165,000	6,159,119
3 month U.S. LIBOR + 0.650% 3.4259% 9/11/21 (a)(b)	5,675,000	5,671,489
HSBC U.S.A., Inc.:
3 month U.S. LIBOR + 0.610% 3.298% 11/13/19 (a)(b)	15,000,000	15,057,300
2.35% 3/5/20	995,000	989,394
Huntington National Bank 3 month U.S. LIBOR + 0.510% 3.2771% 3/10/20 (a)(b)	9,027,000	9,054,535
ING Bank NV 3 month U.S. LIBOR + 0.690% 3.487% 10/1/19 (a)(b)(c)	5,000,000	5,015,962
ING Groep NV 3 month U.S. LIBOR + 1.150% 3.953% 3/29/22 (a)(b)	735,000	737,378
JP Morgan Chase Bank NA:
3 month U.S. LIBOR + 0.230% 2.9681% 9/1/20 (a)(b)	10,000,000	9,993,478
3 month U.S. LIBOR + 0.590% 3.4138% 9/23/19 (a)(b)	10,000,000	10,028,141
U.S. SOFR SEC OVRN FIN RATE INDX + 0.550% 2.92% 10/19/20 (a)(b)	5,000,000	5,000,146
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.550% 3.3171% 3/9/21 (a)(b)	1,485,000	1,486,643
3 month U.S. LIBOR + 0.680% 3.4181% 6/1/21 (a)(b)	4,000,000	4,007,384
3 month U.S. LIBOR + 0.955% 3.7274% 1/23/20 (a)(b)	7,111,000	7,159,030
3 month U.S. LIBOR + 1.100% 3.8658% 6/7/21 (a)(b)	11,083,000	11,218,183
4.25% 10/15/20	390,000	397,194
4.4% 7/22/20	235,000	239,527
4.95% 3/25/20	315,000	321,784
KeyBank NA 3 month U.S. LIBOR + 0.660% 3.3963% 2/1/22 (a)(b)	8,128,000	8,139,167
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 3.2285% 5/7/21 (a)(b)	9,000,000	8,953,121
Manufacturers & Traders Trust Co. 3 month U.S. LIBOR + 0.270% 3.0406% 1/25/21 (a)(b)	10,000,000	9,954,489
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 3.4148% 7/26/21 (a)(b)	6,926,000	6,924,825
3 month U.S. LIBOR + 0.700% 3.3261% 3/7/22 (a)(b)	10,000,000	10,005,701
3 month U.S. LIBOR + 0.860% 3.6248% 7/26/23 (a)(b)	665,000	665,392
3 month U.S. LIBOR + 0.920% 3.5834% 2/22/22 (a)(b)	840,000	845,136
3.218% 3/7/22	1,090,000	1,090,466
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 1.140% 3.919% 9/13/21 (a)(b)	17,000,000	17,184,760
Nordea Bank AB 3 month U.S. LIBOR + 0.470% 3.0989% 5/29/20 (a)(b)(c)	12,000,000	12,036,180
PNC Bank NA 3 month U.S. LIBOR + 0.360% 3.0429% 5/19/20 (a)(b)	10,000,000	10,015,579
Rabobank (Netherlands) NV 3.95% 11/9/22	1,370,000	1,380,849
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 3.1948% 4/26/21 (a)(b)	12,500,000	12,519,013
3 month U.S. LIBOR + 0.830% 3.6125% 1/10/22 (a)(b)	5,000,000	5,037,154
Regions Bank:
3 month U.S. LIBOR + 0.380% 3.177% 4/1/21 (a)(b)	11,385,000	11,281,665
3 month U.S. LIBOR + 0.500% 3.188% 8/13/21 (a)(b)	8,000,000	7,937,504
Royal Bank of Canada:
3 month U.S. LIBOR + 0.300% 3.061% 7/22/20 (a)(b)	5,000,000	5,003,451
3 month U.S. LIBOR + 0.380% 3.1181% 3/2/20 (a)(b)	10,000,000	10,024,063
3 month U.S. LIBOR + 0.400% 3.1706% 1/25/21 (a)(b)	5,000,000	5,001,582
Royal Bank of Scotland Group PLC 6.4% 10/21/19	295,000	300,614
Santander UK Group Holdings PLC 2.875% 10/16/20	820,000	817,444
Skandinaviska Enskilda Banken AB 1.5% 9/13/19	1,480,000	1,469,718
Standard Chartered PLC:
3 month U.S. LIBOR + 1.150% 3.911% 1/20/23 (a)(b)(c)	910,000	905,323
2.1% 8/19/19 (c)	390,000	388,469
2.4% 9/8/19 (c)	245,000	243,963
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.350% 3.1234% 1/17/20 (a)(b)	17,048,000	17,076,180
3 month U.S. LIBOR + 0.370% 3.1489% 10/16/20 (a)(b)	5,000,000	4,999,111
Sumitomo Mitsui Financial Group, Inc. 3 month U.S. LIBOR + 1.680% 4.4471% 3/9/21 (a)(b)	3,000,000	3,064,989
Sumitomo Mitsui Trust Bank Ltd. 1.95% 9/19/19 (c)	605,000	602,096
SunTrust Bank:
3 month U.S. LIBOR + 0.500% 3.2648% 10/26/21 (a)(b)	5,000,000	4,998,702
3 month U.S. LIBOR + 0.530% 3.2744% 1/31/20 (a)(b)	10,000,000	10,029,700
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 3.121% 5/24/21 (a)(b)	5,000,000	5,004,263
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.240% 3.0106% 1/25/21 (a)(b)	11,565,000	11,558,840
3 month U.S. LIBOR + 0.260% 3.0482% 9/17/20 (a)(b)	5,000,000	5,001,514
3 month U.S. LIBOR + 0.650% 3.338% 8/13/19 (a)(b)	10,000,000	10,026,275
U.S. Bank NA:
3 month U.S. LIBOR + 0.150% 2.801% 5/24/19 (a)(b)	10,000,000	10,001,325
3 month U.S. LIBOR + 0.250% 3.0293% 7/24/20 (a)(b)	5,000,000	5,005,709
3 month U.S. LIBOR + 0.320% 3.0848% 4/26/21 (a)(b)	1,545,000	1,545,264
3% 2/4/21	5,000,000	5,011,775
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.880% 3.641% 7/22/20 (a)(b)	14,900,000	14,969,285
2.55% 12/7/20	95,000	94,259
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.230% 3.0173% 1/15/20 (a)(b)	10,000,000	10,013,483
3 month U.S. LIBOR + 0.500% 3.2724% 7/23/21 (a)(b)	5,000,000	5,006,641
U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 2.85% 3/25/20 (a)(b)	5,000,000	4,998,322
3.325% 7/23/21 (a)	1,935,000	1,939,950
Westpac Banking Corp. 3 month U.S. LIBOR + 0.560% 3.2429% 8/19/19 (a)(b)	9,250,000	9,267,271
		692,209,789
Capital Markets - 1.9%
Bank New York Mellon Corp. 3 month U.S. LIBOR + 0.300% 3.0361% 12/4/20 (a)(b)	7,000,000	7,006,952
Cboe Global Markets, Inc. 1.95% 6/28/19	620,000	618,774
Charles Schwab Corp. 3 month U.S. LIBOR + 0.320% 2.9613% 5/21/21 (a)(b)	990,000	989,990
Deutsche Bank AG London Branch 3 month U.S. LIBOR + 1.910% 4.607% 5/10/19 (a)(b)	10,000,000	10,009,600
Deutsche Bank AG New York Branch:
3 month U.S. LIBOR + 0.815% 3.576% 1/22/21 (a)(b)	10,000,000	9,733,177
3 month U.S. LIBOR + 1.290% 4.0275% 2/4/21 (a)(b)	860,000	841,748
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.780% 3.5244% 10/31/22 (a)(b)	510,000	508,337
3 month U.S. LIBOR + 0.800% 3.579% 12/13/19 (a)(b)	15,000,000	15,065,127
3 month U.S. LIBOR + 1.040% 3.8106% 4/25/19 (a)(b)	3,866,000	3,872,549
3 month U.S. LIBOR + 1.110% 3.8748% 4/26/22 (a)(b)	1,140,000	1,146,445
3 month U.S. LIBOR + 1.200% 3.9882% 9/15/20 (a)(b)	4,670,000	4,711,937
3 month U.S. LIBOR + 1.360% 4.1306% 4/23/21 (a)(b)	10,000,000	10,150,515
1.95% 7/23/19	525,000	523,272
2.3% 12/13/19	810,000	806,443
2.75% 9/15/20	220,000	218,996
5.375% 3/15/20	395,000	404,257
5.75% 1/24/22	780,000	832,558
6% 6/15/20	120,000	124,378
Legg Mason, Inc. 2.7% 7/15/19	185,000	184,288
Morgan Stanley:
3 month U.S. LIBOR + 0.550% 3.247% 2/10/21 (a)(b)	28,225,000	28,269,737
3 month U.S. LIBOR + 0.740% 3.5124% 7/23/19 (a)(b)	5,000,000	5,011,975
5.5% 1/26/20	300,000	306,680
5.5% 7/24/20	670,000	691,630
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 3.1663% 11/1/21 (a)(b)	5,500,000	5,497,881
UBS AG London Branch 3 month U.S. LIBOR + 0.580% 3.3471% 6/8/20 (a)(b)(c)	23,790,000	23,875,216
UBS AG Stamford Branch 3 month U.S. LIBOR + 0.640% 3.3329% 8/14/19 (a)(b)	4,329,000	4,330,082
UBS Group Funding AG 3 month U.S. LIBOR + 1.220% 3.871% 5/23/23 (a)(b)(c)	880,000	882,232
UBS Group Funding Ltd. 3% 4/15/21 (c)	1,495,000	1,489,876
		138,104,652
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19	485,000	486,217
3.95% 2/1/22	1,070,000	1,074,690
4.45% 12/16/21	490,000	496,438
4.625% 10/30/20	635,000	645,146
American Express Co.:
3 month U.S. LIBOR + 0.600% 3.3326% 11/5/21 (a)(b)	6,750,000	6,759,963
3% 2/22/21	6,095,000	6,098,048
American Express Credit Corp.:
3 month U.S. LIBOR + 0.330% 3.0675% 5/3/19 (a)(b)	5,000,000	5,001,549
3 month U.S. LIBOR + 0.430% 3.1681% 3/3/20 (a)(b)	15,000,000	15,031,865
2.375% 5/26/20	230,000	228,543
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 3.4205% 7/30/21 (a)(b)(c)	1,427,000	1,416,477
3 month U.S. LIBOR + 0.950% 3.6881% 6/1/21 (a)(b)(c)	4,307,000	4,302,466
Capital One Bank U.S.A. NA 8.8% 7/15/19	615,000	627,638
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.760% 3.4578% 5/12/20 (a)(b)	10,000,000	10,039,475
2.4% 10/30/20	615,000	607,595
2.5% 5/12/20	360,000	357,576
3.9% 1/29/24	505,000	507,400
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.510% 3.2925% 1/10/20 (a)(b)	5,000,000	5,018,829
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 1.000% 3.7968% 1/9/20 (a)(b)	8,835,000	8,820,417
2.021% 5/3/19	895,000	893,620
2.343% 11/2/20	660,000	643,647
2.459% 3/27/20	510,000	503,267
2.681% 1/9/20	1,730,000	1,716,468
3.157% 8/4/20	815,000	807,192
3.47% 4/5/21	415,000	408,613
Hyundai Capital America:
1.75% 9/27/19 (c)	545,000	540,365
2% 7/1/19 (c)	1,035,000	1,031,816
2.5% 3/18/19 (c)	1,455,000	1,454,913
Synchrony Financial 2.7% 2/3/20	3,250,000	3,236,274
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.170% 2.9707% 9/18/20 (a)(b)	10,000,000	9,989,352
3.05% 1/8/21	1,337,000	1,342,486
		90,088,345
Diversified Financial Services - 0.5%
AIG Global Funding:
3 month U.S. LIBOR + 0.460% 3.2816% 6/25/21 (a)(b)(c)	4,293,000	4,290,772
3.35% 6/25/21 (c)	770,000	772,359
Boral Finance Pty Ltd. 3% 11/1/22 (c)	135,000	130,914
Brixmor Operating Partnership LP 3.875% 8/15/22	170,000	170,096
Broadcom Corp./Broadcom Cayman LP:
2.375% 1/15/20	1,640,000	1,628,089
3% 1/15/22	1,540,000	1,511,423
Cigna Corp.:
3 month U.S. LIBOR + 0.350% 3.1382% 3/17/20 (a)(b)(c)	10,000,000	9,988,600
3 month U.S. LIBOR + 0.650% 3.4382% 9/17/21 (a)(b)(c)	4,790,000	4,765,926
CNH Industrial Capital LLC:
3.375% 7/15/19	530,000	530,471
3.875% 10/15/21	1,325,000	1,327,650
4.375% 11/6/20	1,725,000	1,741,043
ENEL Finance International NV:
2.875% 5/25/22 (c)	1,175,000	1,139,025
4.25% 9/14/23 (c)	780,000	785,429
GE Capital International Funding Co. 2.342% 11/15/20	10,270,000	10,096,458
SMBC Aviation Capital Finance 4.125% 7/15/23 (c)	200,000	202,608
		39,080,863
Insurance - 0.9%
ACE INA Holdings, Inc. 2.3% 11/3/20	970,000	960,528
AIA Group Ltd.:
3 month U.S. LIBOR + 0.520% 3.312% 9/20/21 (a)(b)(c)	6,046,000	6,039,216
2.25% 3/11/19 (c)	336,000	335,946
American International Group, Inc.:
2.3% 7/16/19	750,000	748,620
6.4% 12/15/20	375,000	395,870
Aon Corp. 5% 9/30/20	135,000	138,420
Aon PLC 2.8% 3/15/21	1,320,000	1,311,644
CNO Financial Group, Inc. 4.5% 5/30/20	620,000	623,100
Lincoln National Corp. 4% 9/1/23	270,000	276,683
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 3.9084% 12/29/21 (a)(b)	4,546,000	4,551,095
3.5% 12/29/20	3,222,000	3,251,844
3.875% 3/15/24	725,000	740,523
MassMutual Global Funding II 1.55% 10/11/19 (c)	1,476,000	1,465,825
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.400% 3.1759% 6/12/20 (a)(b)(c)	10,000,000	10,022,747
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 2.94% 9/7/20 (a)(b)(c)	5,000,000	4,997,750
1.75% 9/19/19 (c)	1,545,000	1,536,896
2.5% 12/3/20 (Reg. S) (c)	3,000,000	2,972,927
New York Life Global Funding:
3 month U.S. LIBOR + 0.320% 3.0544% 8/6/21 (a)(b)(c)	6,177,000	6,178,518
3 month U.S. LIBOR + 0.390% 3.1693% 10/24/19 (a)(b)(c)	5,000,000	5,011,067
2.95% 1/28/21 (c)	3,775,000	3,778,217
Principal Financial Group, Inc. 1.5% 4/18/19 (c)	550,000	549,202
Principal Life Global Funding II 2.2% 4/8/20 (c)	1,000,000	992,425
Protective Life Global Funding 3 month U.S. LIBOR + 0.370% 3.1669% 7/13/20 (a)(b)(c)	7,000,000	7,000,862
Reinsurance Group of America, Inc.:
5% 6/1/21	125,000	129,294
6.45% 11/15/19	1,100,000	1,125,987
Trinity Acquisition PLC 3.5% 9/15/21	650,000	648,940
		65,784,146
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 3.72% 7/15/23 (c)	370,000	370,748

TOTAL FINANCIALS		1,025,638,543

HEALTH CARE - 1.2%
Biotechnology - 0.1%
AbbVie, Inc.:
2.3% 5/14/21	850,000	835,405
2.9% 11/6/22	775,000	762,610
3.2% 11/6/22	170,000	169,073
Baxalta, Inc. 3.6% 6/23/22	265,000	263,801
Biogen, Inc. 2.9% 9/15/20	510,000	509,849
Celgene Corp.:
2.875% 8/15/20	1,203,000	1,199,510
2.875% 2/19/21	675,000	670,457
		4,410,705
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 2.9% 11/30/21	1,075,000	1,073,850
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.678% 12/29/20 (a)(b)	11,101,000	11,063,332
2.404% 6/5/20	1,195,000	1,182,590
2.675% 12/15/19	1,785,000	1,778,087
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.5536% 3/19/21 (a)(b)	3,220,000	3,205,685
		18,303,544
Health Care Providers & Services - 0.5%
Anthem, Inc. 2.5% 11/21/20	665,000	658,793
Cigna Corp. 3.4% 9/17/21 (c)	370,000	371,919
CVS Health Corp.:
3 month U.S. LIBOR + 0.630% 3.3971% 3/9/20 (a)(b)	620,000	621,242
3 month U.S. LIBOR + 0.720% 3.4871% 3/9/21 (a)(b)	6,025,000	6,039,315
3.125% 3/9/20	9,367,000	9,382,235
3.35% 3/9/21	1,335,000	1,338,684
Elanco Animal Health, Inc.:
3.912% 8/27/21 (c)	460,000	462,911
4.272% 8/28/23 (c)	430,000	436,367
Express Scripts Holding Co.:
3 month U.S. LIBOR + 0.750% 3.3789% 11/30/20 (a)(b)	14,225,000	14,225,039
2.25% 6/15/19	160,000	159,674
HCA Holdings, Inc.:
4.25% 10/15/19	335,000	337,114
6.5% 2/15/20	1,480,000	1,524,260
Humana, Inc.:
2.625% 10/1/19	890,000	888,712
3.15% 12/1/22	315,000	313,669
McKesson Corp. 3.65% 11/30/20	1,380,000	1,389,167
Medco Health Solutions, Inc. 4.125% 9/15/20	710,000	720,214
		38,869,315
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC:
3 month U.S. LIBOR + 0.630% 3.4516% 6/25/21 (a)(b)(c)	11,230,000	11,144,232
3.5% 6/25/21 (c)	655,000	654,091
Johnson & Johnson 1.95% 11/10/20	460,000	454,538
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	4,480,000	4,448,667
2.875% 9/23/23	115,000	110,946
Takeda Pharmaceutical Co. Ltd. 3.8% 11/26/20 (c)	810,000	817,707
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	2,280,000	2,266,200
2.2% 7/21/21	85,000	80,762
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 3.0836% 8/20/21 (a)(b)	10,000,000	9,899,521
		29,876,664

TOTAL HEALTH CARE		91,460,228

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
General Dynamics Corp.:
3 month U.S. LIBOR + 0.290% 2.987% 5/11/20 (a)(b)	325,000	325,577
3 month U.S. LIBOR + 0.380% 3.077% 5/11/21 (a)(b)	550,000	551,405
Harris Corp. 2.7% 4/27/20	1,090,000	1,083,916
Northrop Grumman Corp. 2.08% 10/15/20	1,600,000	1,578,085
Rockwell Collins, Inc. 1.95% 7/15/19	455,000	453,479
United Technologies Corp. 3 month U.S. LIBOR + 0.650% 3.3329% 8/16/21 (a)(b)	10,750,000	10,751,646
		14,744,108
Airlines - 0.1%
Delta Air Lines, Inc.:
2.6% 12/4/20	290,000	286,418
2.875% 3/13/20	1,955,000	1,947,571
3.8% 4/19/23	410,000	406,534
Southwest Airlines Co. 2.75% 11/6/19	640,000	636,608
		3,277,131
Industrial Conglomerates - 0.2%
Honeywell International, Inc. 3 month U.S. LIBOR + 0.280% 3.0305% 10/30/19 (a)(b)	15,000,000	15,021,830
Roper Technologies, Inc.:
3% 12/15/20	475,000	473,499
3.65% 9/15/23	270,000	271,194
		15,766,523
Machinery - 0.7%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.230% 3.0182% 3/15/21 (a)(b)	5,000,000	4,991,266
3 month U.S. LIBOR + 0.250% 2.8963% 8/26/20 (a)(b)	5,000,000	4,998,700
3 month U.S. LIBOR + 0.280% 3.0458% 9/7/21 (a)(b)	6,790,000	6,771,723
2.95% 2/26/22	1,040,000	1,040,208
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.160% 2.9639% 1/8/21 (a)(b)	8,720,000	8,692,717
3 month U.S. LIBOR + 0.170% 2.9668% 10/9/20 (a)(b)	5,000,000	4,991,203
3 month U.S. LIBOR + 0.240% 3.0159% 3/12/21 (a)(b)	5,000,000	4,988,597
3 month U.S. LIBOR + 0.260% 3.0271% 9/10/21 (a)(b)	5,000,000	4,977,013
3 month U.S. LIBOR + 0.420% 3.2025% 7/10/20 (a)(b)	5,000,000	5,008,627
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.8382% 9/15/21 (a)(b)	5,428,000	5,415,353
		51,875,407
Professional Services - 0.0%
Equifax, Inc.:
3 month U.S. LIBOR + 0.870% 3.5538% 8/15/21 (a)(b)	610,000	605,627
2.3% 6/1/21	975,000	947,279
3.6% 8/15/21	570,000	569,583
		2,122,489
Road & Rail - 0.1%
Eastern Creation II Investment Holdings Ltd. 2.75% 9/26/20	1,380,000	1,359,689
J.B. Hunt Transport Services, Inc. 2.4% 3/15/19	235,000	234,980
Kansas City Southern 2.35% 5/15/20	1,930,000	1,910,659
Penske Truck Leasing Co. LP:
2.5% 6/15/19 (c)	925,000	923,390
3.2% 7/15/20 (c)	1,710,000	1,708,170
3.3% 4/1/21 (c)	195,000	194,610
3.65% 7/29/21 (c)	385,000	387,189
Union Pacific Corp. 3.2% 6/8/21	1,205,000	1,212,578
		7,931,265
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/20	1,285,000	1,274,164
2.5% 3/1/21	275,000	269,334
3.5% 1/15/22	560,000	557,796
GATX Corp.:
2.5% 7/30/19	660,000	658,417
2.6% 3/30/20	1,785,000	1,772,889
International Lease Finance Corp. 6.25% 5/15/19	790,000	794,947
		5,327,547

TOTAL INDUSTRIALS		101,044,470

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.2%
Avnet, Inc. 3.75% 12/1/21	530,000	527,507
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (c)	3,723,000	3,721,734
Keysight Technologies, Inc. 3.3% 10/30/19	3,710,000	3,711,729
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 3.2013% 6/5/20 (a)(b)	5,261,000	5,257,779
		13,218,749
IT Services - 0.1%
DXC Technology Co.:
3 month U.S. LIBOR + 0.950% 3.6881% 3/1/21 (a)(b)	1,431,000	1,428,281
2.875% 3/27/20	975,000	971,116
Fidelity National Information Services, Inc.:
2.25% 8/15/21	1,080,000	1,050,083
3.625% 10/15/20	260,000	259,974
IBM Corp.:
2.5% 1/27/22	460,000	453,871
2.875% 11/9/22	125,000	124,090
		4,287,415
Semiconductors & Semiconductor Equipment - 0.0%
Analog Devices, Inc. 2.85% 3/12/20	3,085,000	3,088,991
Microchip Technology, Inc. 3.922% 6/1/21 (c)	840,000	837,151
		3,926,142
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 3 month U.S. LIBOR + 0.140% 2.8775% 8/2/19 (a)(b)	10,000,000	10,007,000
Hewlett Packard Enterprise Co. 2.1% 10/4/19 (c)	595,000	591,570
Xerox Corp.:
2.75% 3/15/19	1,365,000	1,364,659
5.625% 12/15/19	1,125,000	1,139,794
		13,103,023

TOTAL INFORMATION TECHNOLOGY		34,535,329

MATERIALS - 0.4%
Chemicals - 0.3%
Air Liquide Finance 1.375% 9/27/19 (c)	1,470,000	1,457,201
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3 month U.S. LIBOR + 0.750% 3.4863% 5/1/20 (a)(b)(c)	7,000,000	7,014,824
CNAC HK Finbridge Co. Ltd.:
3% 7/19/20 (Reg. S)	825,000	817,130
4.125% 3/14/21 (Reg. S)	765,000	769,885
DowDuPont, Inc. 3.766% 11/15/20	1,105,000	1,118,127
International Flavors & Fragrances, Inc. 3.4% 9/25/20	415,000	416,638
LyondellBasell Industries NV 6% 11/15/21	615,000	650,825
Sherwin-Williams Co. 2.25% 5/15/20	3,195,000	3,163,272
Solvay Finance America LLC 3.4% 12/3/20 (c)	1,875,000	1,874,329
Syngenta Finance NV 3.698% 4/24/20 (c)	940,000	942,179
		18,224,410
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
3 month U.S. LIBOR + 0.500% 3.292% 12/20/19 (a)(b)	600,000	599,341
3 month U.S. LIBOR + 0.650% 3.3134% 5/22/20 (a)(b)	330,000	329,999
Vulcan Materials Co.:
3 month U.S. LIBOR + 0.600% 3.3882% 6/15/20 (a)(b)	790,000	787,534
3 month U.S. LIBOR + 0.650% 3.3881% 3/1/21 (a)(b)	1,620,000	1,612,700
		3,329,574
Containers & Packaging - 0.0%
Packaging Corp. of America 2.45% 12/15/20	555,000	547,982
Metals & Mining - 0.1%
Anglo American Capital PLC:
3.75% 4/10/22 (c)	400,000	398,205
4.125% 9/27/22 (c)	624,000	626,350
ArcelorMittal SA:
5.25% 8/5/20 (a)	1,795,000	1,836,855
5.5% 3/1/21 (a)	450,000	467,549
Southern Copper Corp. 5.375% 4/16/20	510,000	522,572
Vale Overseas Ltd. 4.375% 1/11/22	180,000	180,180
		4,031,711
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 7.25% 7/29/19	850,000	863,328

TOTAL MATERIALS		26,997,005

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,105,000	1,104,463
Crown Castle International Corp.:
2.25% 9/1/21	1,195,000	1,166,257
3.4% 2/15/21	860,000	862,169
HCP, Inc. 2.625% 2/1/20	130,000	129,664
Highwoods/Forsyth LP 3.625% 1/15/23	515,000	510,601
Ventas Realty LP 3.1% 1/15/23	180,000	177,773
		3,950,927
Real Estate Management & Development - 0.0%
China Overseas Finance Cayman 4.25% 5/8/19	1,180,000	1,181,814
WEA Finance LLC/Westfield UK & Europe Finance PLC:
2.7% 9/17/19 (c)	1,820,000	1,818,138
3.25% 10/5/20 (c)	235,000	235,367
		3,235,319

TOTAL REAL ESTATE		7,186,246

UTILITIES - 0.9%
Electric Utilities - 0.1%
American Electric Power Co., Inc. 3.65% 12/1/21	180,000	182,008
Duke Energy Corp. 3.55% 9/15/21	330,000	333,448
Edison International:
2.125% 4/15/20	730,000	709,706
2.4% 9/15/22	530,000	489,172
EDP Finance BV:
4.125% 1/15/20 (c)	425,000	426,709
4.9% 10/1/19 (c)	775,000	781,433
FirstEnergy Corp. 2.85% 7/15/22	885,000	865,712
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.4716% 3/27/20 (a)(b)	1,770,000	1,769,098
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.550% 3.1789% 8/28/21 (a)(b)	1,285,000	1,278,894
2.3% 4/1/19	375,000	374,902
PNM Resources, Inc. 3.25% 3/9/21	995,000	990,795
Southern Co. 2.35% 7/1/21	280,000	275,837
State Grid Overseas Investment Ltd. 2.25% 5/4/20 (c)	2,235,000	2,210,158
		10,687,872
Gas Utilities - 0.2%
Centerpoint Energy Resources Corp. 4.5% 1/15/21	590,000	601,960
ENN Energy Holdings Ltd.:
3.25% 10/23/19 (Reg. S)	900,000	896,630
6% 5/13/21 (c)	350,000	365,416
WGL Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 3.0289% 11/29/19 (a)(b)	7,042,000	7,011,367
3 month U.S. LIBOR + 0.550% 3.3259% 3/12/20 (a)(b)	7,520,000	7,477,136
		16,352,509
Independent Power and Renewable Electricity Producers - 0.0%
Exelon Generation Co. LLC:
2.95% 1/15/20	1,340,000	1,338,793
5.2% 10/1/19	150,000	151,701
		1,490,494
Multi-Utilities - 0.6%
CenterPoint Energy, Inc. 3.6% 11/1/21	455,000	458,268
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 3.2216% 6/25/21 (a)(b)	11,500,000	11,471,250
Dominion Resources, Inc.:
3 month U.S. LIBOR + 0.400% 3.1381% 12/1/20 (a)(b)(c)	10,000,000	9,959,248
2.579% 7/1/20 (a)	745,000	737,285
2.962% 7/1/19	330,000	329,959
San Diego Gas & Electric Co. 1.914% 2/1/22	205,717	200,554
Sempra Energy:
3 month U.S. LIBOR + 0.500% 3.2873% 1/15/21 (a)(b)	15,575,000	15,398,700
1.625% 10/7/19	1,755,000	1,739,725
2.875% 10/1/22	95,000	92,212
		40,387,201

TOTAL UTILITIES		68,918,076

TOTAL NONCONVERTIBLE BONDS
(Cost $1,737,001,856)		1,735,490,043

U.S. Government and Government Agency Obligations - 2.4%
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
1.25% 8/17/21	$3,000,000	$2,909,472
1.5% 7/30/20	2,630,000	2,592,078
Federal Home Loan Bank 2.625% 5/28/20	4,780,000	4,783,771

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		10,285,321

U.S. Treasury Obligations - 2.3%
U.S. Treasury Notes:
1.375% 5/31/21	29,905,000	29,158,543
1.625% 11/30/20 (d)	17,760,000	17,478,337
1.875% 12/15/20	4,520,000	4,466,678
2.5% 6/30/20	18,000,000	17,985,234
2.5% 1/15/22	11,100,000	11,098,266
2.5% 2/15/22	2,605,000	2,605,305
2.625% 12/15/21	4,525,000	4,540,201
2.75% 11/30/20	65,000,000	65,213,281
2.875% 10/15/21	17,110,000	17,265,728

TOTAL U.S. TREASURY OBLIGATIONS		169,811,573

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $180,135,139)		180,096,894

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.3%
12 month U.S. LIBOR + 1.528% 4.295% 7/1/35 (a)(b)	8,996	9,353
12 month U.S. LIBOR + 1.557% 4.463% 12/1/35 (a)(b)	7,115	7,407
12 month U.S. LIBOR + 1.655% 4.346% 8/1/37 (a)(b)	5,302	5,535
12 month U.S. LIBOR + 1.690% 4.232% 5/1/38 (a)(b)	53,345	55,615
12 month U.S. LIBOR + 1.788% 4.002% 5/1/38 (a)(b)	13,203	13,802
12 month U.S. LIBOR + 1.829% 4.211% 5/1/38 (a)(b)	37,630	39,493
12 month U.S. LIBOR + 1.830% 4.181% 4/1/38 (a)(b)	23,217	24,212
12 month U.S. LIBOR + 1.853% 4.603% 8/1/38 (a)(b)	12,186	12,723
12 month U.S. LIBOR + 2.040% 4.915% 12/1/36 (a)(b)	9,057	9,485
6 month U.S. LIBOR + 1.363% 3.873% 10/1/33 (a)(b)	43,626	44,961
3% 2/1/30	35,008	35,039
3.5% 11/1/26 to 3/1/48	3,907,695	3,952,277
4% 6/1/33 to 7/1/48	3,134,596	3,209,588
4.5% 5/1/19 to 9/1/48	4,383,488	4,548,072
5% 5/1/20 to 9/1/48	2,550,323	2,694,243
5.5% 7/1/20 to 5/1/40	2,840,875	3,060,712
6% 1/1/22 to 1/1/41	807,025	880,603
6.5% 7/1/32 to 12/1/32	122,506	136,709

TOTAL FANNIE MAE		18,739,829

Freddie Mac - 0.0%
12 month U.S. LIBOR + 1.591% 4.341% 9/1/35 (a)(b)	3,812	3,959
12 month U.S. LIBOR + 1.625% 4.088% 6/1/38 (a)(b)	35,300	36,693
12 month U.S. LIBOR + 1.625% 4.375% 7/1/38 (a)(b)	24,667	25,590
12 month U.S. LIBOR + 1.726% 4.466% 7/1/35 (a)(b)	14,247	14,858
12 month U.S. LIBOR + 1.733% 4.373% 10/1/36 (a)(b)	37,245	38,848
12 month U.S. LIBOR + 1.733% 4.858% 2/1/37 (a)(b)	7,921	8,334
12 month U.S. LIBOR + 1.744% 4.868% 2/1/37 (a)(b)	8,038	8,460
12 month U.S. LIBOR + 1.772% 4.146% 5/1/38 (a)(b)	17,304	18,046
12 month U.S. LIBOR + 1.775% 4.186% 5/1/37 (a)(b)	12,651	13,229
12 month U.S. LIBOR + 1.979% 4.847% 11/1/36 (a)(b)	4,479	4,693
12 month U.S. LIBOR + 1.983% 4.883% 12/1/36 (a)(b)	7,334	7,665
12 month U.S. LIBOR + 2.083% 4.273% 2/1/38 (a)(b)	28,615	30,081
12 month U.S. LIBOR + 2.151% 5.099% 2/1/37 (a)(b)	16,486	17,286
U.S. TREASURY 1 YEAR INDEX + 2.347% 4.847% 11/1/34 (a)(b)	15,133	15,722
4.5% 10/1/19	3,525	3,535
5% 10/1/22 to 12/1/23	230,835	237,654
5.5% 11/1/21 to 10/1/38	46,127	47,745
6% 7/1/21 to 1/1/38	166,896	184,220

TOTAL FREDDIE MAC		716,618

Ginnie Mae - 0.1%
6% 7/15/36	282,927	313,837
4% 2/20/48 to 1/20/49	810,152	832,497
4.5% 9/20/40 to 1/20/48	779,837	812,122
5% 12/20/34 to 1/20/49	7,763,648	8,123,719
5.5% 9/15/45 to 3/20/48	937,112	1,009,682

TOTAL GINNIE MAE		11,091,857

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $30,826,803)		30,548,304

Asset-Backed Securities - 8.4%
Allegro CLO Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 0.840% 3.6106% 7/25/27 (a)(b)(c)	$1,225,000	$1,218,719
Ally Auto Receivables Trust:
Series 2015-2 Class C, 2.41% 1/15/21 (c)	1,110,000	1,109,928
Series 2016-1 Class D, 2.84% 9/15/22	390,000	389,707
Series 2017-2:
Class C, 2.46% 9/15/22	745,000	738,763
Class D, 2.93% 11/15/23	200,000	198,459
Series 2018-1 Class A2, 2.14% 9/15/20	1,940,015	1,937,486
Series 2019-1 Class A2, 2.85% 3/15/22	7,998,000	8,002,600
Ally Master Owner Trust:
Series 2018-1 Class A1:
1 month U.S. LIBOR + 0.280% 2.7688% 1/17/23 (a)(b)	8,383,000	8,367,127
2.7% 1/17/23	1,905,000	1,895,346
Series 2018-3 Class A, 1 month U.S. LIBOR + 0.320% 2.8088% 7/15/22 (a)(b)	5,000,000	4,996,791
Series 2018-4 Class A, 3.3% 7/17/23	640,000	645,969
American Express Credit Account Master Trust Series 2019-1 Class A, 2.87% 10/15/24	1,749,000	1,752,587
AmeriCredit Automobile Receivables Trust:
Series 2014-3:
Class D, 3.13% 10/8/20	903,899	904,344
Class E, 3.72% 3/8/22 (c)	340,000	340,013
Series 2014-4:
Class C, 2.47% 11/9/20	67,702	67,695
Class E, 3.66% 3/8/22	325,000	324,944
Series 2015, Class D, 3% 6/8/21	540,000	540,343
Series 2015-3 Class D, 3.34% 8/8/21	680,000	682,450
Series 2016-1 Class C, 2.89% 1/10/22	1,855,000	1,853,981
Series 2016-3 Class D, 2.71% 9/8/22	810,000	802,505
Series 2016-4 Class A3, 1.53% 7/8/21	543,589	541,843
Series 2017-1:
Class C, 2.71% 8/18/22	240,000	238,771
Class D, 3.13% 1/18/23	1,330,000	1,318,459
Series 2017-3:
Class B, 2.24% 6/19/23	395,000	389,562
Class C, 2.69% 6/19/23	420,000	417,525
Series 2018-1 Class D, 3.82% 3/18/24	1,645,000	1,661,088
ARI Fleet Lease Trust:
Series 2017-A Class A2, 1.91% 4/15/26 (c)	144,343	143,635
Series 2018-A Class A2, 2.55% 10/15/26 (c)	820,316	817,123
Ascentium Equipment Receivables LLC:
Series 2017-1A Class A3, 2.29% 6/10/21 (c)	317,755	315,969
Series 2018-1A Class A2, 2.92% 12/10/20(c)	425,326	425,501
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2014-1A Class A, 2.46% 7/20/20 (c)	275,000	274,788
Series 2014-2A Class A, 2.5% 2/20/21 (c)	2,685,000	2,675,441
Series 2015-2A Class A, 2.63% 12/20/21 (c)	510,000	505,465
Series 2016-1A Class A, 2.99% 6/20/22 (c)	610,000	607,480
Series 2017-2A Class A, 2.97% 3/20/24 (c)	905,000	891,555
Series 2019-1A Class B, 3.7% 3/20/23 (c)	245,000	245,634
Babson CLO Ltd. Series 2013-IA Class AR, 3 month U.S. LIBOR + 0.800% 3.561% 1/20/28 (a)(b)(c)	1,525,000	1,509,151
Bank of America Credit Card Master Trust Series 2016-A1 Class A, 1 month U.S. LIBOR + 0.390% 2.8788% 10/15/21 (a)(b)	4,970,000	4,973,241
Bank of The West Auto Trust Series 2017-1 Class A2, 1.78% 2/15/21 (c)	2,174,484	2,168,943
Bayview Opportunity Master Fund Series 2017-SPL4 Class A, 3.5% 1/28/55 (c)	437,639	435,025
Bayview Opportunity Master Fund Trust 3.5% 1/28/58 (a)(c)	1,411,206	1,403,542
Bayview Opportunity Master Funding Trust Series 2017-SPL5 Class A, 3.5% 6/28/57 (c)	1,215,609	1,208,240
BlueMountain CLO Ltd. Series 2015-2A Class A1R, 3 month U.S. LIBOR + 0.930% 3.7103% 7/18/27 (a)(b)(c)	1,595,000	1,578,953
BMW Floorplan Master Owner Trust Series 2018-1 Class A2, 1 month U.S. LIBOR + 0.320% 2.8088% 5/15/23 (a)(b)(c)	6,174,000	6,167,255
BMW Vehicle Lease Trust:
Series 2016-2 Class A3, 1.43% 9/20/19	6,601	6,597
Series 2017-2 Class A2A, 1.8% 2/20/20	1,622,943	1,621,058
Series 2018-1 Class A2, 2.97% 12/21/20	5,000,000	5,009,440
California Republic Auto Receivables Trust Series 2015-1 Class B, 2.51% 2/16/21	295,000	294,443
Canadian Pacer Auto Receivables Trust:
Series 2017-A1 Class A2A, 1.772% 12/19/19 (c)	383,420	383,283
Series 2018-1A Class A2B, 1 month U.S. LIBOR + 3.880% 2.7104% 8/19/20 (a)(b)(c)	2,757,805	2,757,802
Series 2018-2A Class A2B, 1 month U.S. LIBOR + 0.180% 2.6604% 6/21/21 (a)(b)(c)	5,770,000	5,758,405
Capital Auto Receivables Asset Trust:
Series 2016-2 Class A4, 1.63% 1/20/21	379,195	377,889
Series 2016-3 Class A3, 1.54% 8/20/20	43,729	43,687
Series 2017-1:
Class B, 2.43% 5/20/22 (c)	145,000	143,310
Class C, 2.7% 9/20/22 (c)	235,000	231,136
Series 2018-2:
Class B, 3.48% 10/20/23 (c)	370,000	372,229
Class C, 3.69% 12/20/23 (c)	460,000	462,116
Capital One Multi-Asset Execution Trust:
Series 2014-A3 Class A3, 1 month U.S. LIBOR + 0.380% 2.8688% 1/18/22 (a)(b)	4,000,000	4,000,400
Series 2016-16 Class A2, 1 month U.S. LIBOR + 0.630% 3.1188% 2/15/24 (a)(b)	13,275,000	13,343,467
Series 2016-A1 Class A1, 1 month U.S. LIBOR + 0.450% 2.9388% 2/15/22 (a)(b)	10,000,000	10,004,893
Carlyle Global Market Strategies Series 2015-3A Class A1R, 3 month U.S. LIBOR + 1.000% 3.7648% 7/28/28 (a)(b)(c)	1,615,000	1,605,371
Carlyle Global Market Strategies Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 1.000% 3.761% 4/20/27 (a)(b)(c)	915,000	913,030
Carmax Auto Owner Trust Series 2015-4 Class D, 3% 5/16/22	235,000	234,270
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	773,188	766,852
Series 2017-3 Class A2A, 1.64% 9/15/20	1,411,742	1,409,575
Series 2017-4:
Class A2A, 1.8% 4/15/21	2,040,470	2,034,472
Class C, 2.7% 10/16/23	205,000	201,283
Series 2018-3 Class A2A, 2.88% 10/15/21	5,000,000	5,004,429
Series 2018-4 Class A2B, 1 month U.S. LIBOR + 0.200% 2.6888% 2/15/22 (a)(b)	5,000,000	4,999,999
Series 2019-1 Class A2A, 3.02% 7/15/22	5,070,000	5,084,071
CCG Receivables Trust Series 2016-1 Class A2, 1.69% 9/14/22 (c)	69,466	69,297
Chase Issuance Trust:
Series 2014-A5 Class A5, 1 month U.S. LIBOR + 0.370% 2.8588% 4/15/21 (a)(b)	10,000,000	10,003,000
Series 2016-A1 Class A, 1 month U.S. LIBOR + 0.410% 2.8988% 5/15/21 (a)(b)	10,000,000	10,006,999
Chesapeake Funding II LLC:
Series 2017-2A Class A2, 1 month U.S. LIBOR + 0.450% 2.9388% 5/15/29 (a)(b)(c)	6,154,879	6,148,026
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.340% 2.8288% 11/15/29(a)(b)(c)	2,645,648	2,629,942
Series 2018-3A Class A2, 1 month U.S. LIBOR + 0.480% 2.9688% 1/15/31 (a)(b)(c)	2,662,000	2,661,997
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A3, 1.64% 7/15/21 (c)	116,454	116,037
Citibank Credit Card Issuance Trust:
Series 2014-A6 Class A6, 2.15% 7/15/21	2,105,000	2,101,418
Series 2017-A4 Class A4, 1 month U.S. LIBOR + 0.220% 2.7323% 4/7/22 (a)(b)	10,000,000	10,010,000
Series 2017-A9 Class A9, 1.8% 9/20/21	4,284,000	4,264,288
CNH Equipment Trust:
Series 2015-C:
Class A3, 1.66% 11/16/20	147,640	147,363
Class B, 2.4% 2/15/23	1,265,000	1,263,104
Series 2019-A Class A2, 2.96% 5/16/22	4,000,000	4,003,733
Cole Park CLO Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 1.050% 3.811% 10/20/28 (a)(b)(c)	1,610,000	1,601,729
Dell Equipment Finance Trust:
Series 2017-2 Class A2A, 1.97% 2/24/20 (c)	2,020,323	2,016,799
Series 2018-1 Class A2B, 1 month U.S. LIBOR + 0.300% 2.7811% 10/22/20 (a)(b)(c)	8,098,154	8,093,476
Series 2018-2 Class A2 3.16% 2/22/21 (c)	5,080,000	5,096,854
Diamond Resorts Owner Trust Series 2015-2 Class A, 2.99% 5/22/28 (c)	100,803	100,746
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	2,805,000	2,795,811
Series 2016-A2 Class A2, 1 month U.S. LIBOR + 0.540% 3.0288% 9/15/21 (a)(b)	10,000,000	10,001,874
DLL Securitization Trust Series 2017-A Class A2, 1.89% 7/15/20 (c)	5,795,190	5,784,408
Elara HGV Timeshare Issuer Series 2017-A Class A, 2.69% 3/25/30 (c)	278,003	273,363
Elara HGV Timeshare Issuer Trust Series 2014-A Class A, 2.53% 2/25/27 (c)	89,707	88,616
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22(c)	1,075,574	1,072,439
Series 2017-1 Class A2, 2.13% 7/20/22 (c)	180,871	180,104
Series 2017-2 Class A2, 1.97% 1/20/23 (c)	260,750	259,223
Series 2017-3 Class A2, 2.13% 5/22/23 (c)	1,094,454	1,086,271
Series 2018-1 Class A2, 2.87% 10/20/23 (c)	540,838	540,477
Series 2018-2 Class A2, 3.14% 2/20/24 (c)	870,000	871,163
Fannie Mae Connecticut Avenue Securities 1 month U.S. LIBOR + 0.750% 3.2399% 2/25/30 (a)(b)	277,671	277,782
Ford Credit Auto Lease Trust:
Series 2017-A Class A4, 2.02% 6/15/20	1,200,000	1,197,325
Series 2017-B Class A4, 2.17% 2/15/21	545,000	541,227
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.350% 2.7088% 12/15/20 (a)(b)	4,268,412	4,270,189
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.200% 2.6488% 4/15/21 (a)(b)	7,432,000	7,422,412
Ford Credit Floorplan Master Owner Trust:
Series 2015-2 Class A2, 1 month U.S. LIBOR + 0.570% 3.0588% 1/15/22 (a)(b)	7,054,000	7,072,696
Series 2016-3 Class B, 1.75% 7/15/21	425,000	423,330
Series 2016-5 Class B, 2.16% 11/15/21	920,000	914,006
Series 2017-1 Class A2, 1 month U.S. LIBOR + 0.420% 2.9088% 5/15/22 (a)(b)	10,000,000	10,012,826
Series 2017-2 Class A2, 1 month U.S. LIBOR + 0.350% 2.8388% 9/15/22 (a)(b)	10,000,000	10,001,511
Galaxy XXIX CLO Ltd. / Galaxy XXIX CLO LLC Series 2018-29A Class A, 3 month U.S. LIBOR + 0.790% 3.4738% 11/15/26 (a)(b)(c)	2,452,250	2,442,780
GM Financial Automobile Leasing Trust:
Series 2017-1 Class A4, 2.26% 8/20/20	165,000	164,457
Series 2017-3:
Class A4, 2.12% 9/20/21	245,000	243,293
Class C, 2.73% 9/20/21	300,000	298,407
Series 2018-1 Class A2A, 2.39% 4/20/20	6,474,600	6,468,661
Series 2018-2:
Class A2A, 2.83% 7/20/20	4,364,085	4,367,077
Class C, 3.5% 4/20/22	470,000	472,103
Series 2018-3 Class A2B, 1 month U.S. LIBOR + 0.170% 2.6548% 9/21/20 (a)(b)	10,000,000	9,997,197
Series 2019-1:
Class A2A, 2.91% 4/20/21	5,250,000	5,252,437
Class C, 3.56% 12/20/22	835,000	836,097
3.11% 12/20/21	435,000	432,981
GM Financial Securitized Auto Receivables Trust Series 2017-3A Class C, 2.52% 3/16/23 (c)	245,000	241,572
GM Financial Securitized Term Auto Receivables Trust:
Series 2018-2 Class A2B, 1 month U.S. LIBOR + 0.120% 2.6104% 5/17/21 (a)(b)	6,007,503	6,007,024
Series 2018-4 Class A2, 2.93% 11/16/21	3,000,000	3,002,702
Series 2019-1 Class A2, 2.99% 3/16/22	5,000,000	5,008,610
GM Financial Securitized Term Automobile Recievables Trust Series 2018-1 Class A2A, 2.08% 1/19/21	7,800,990	7,786,396
GMF Floorplan Owner Revolving Trust:
Series 2016-1:
Class A2, 1 month U.S. LIBOR + 0.850% 3.3388% 5/17/21 (a)(b)(c)	10,000,000	10,012,664
Class B, 2.41% 5/17/21 (c)	275,000	274,655
Class C, 2.85% 5/17/21 (c)	105,000	104,956
Series 2017-1:
Class A2, 1 month U.S. LIBOR + 0.570% 3.0588% 1/18/22 (a)(b)(c)	10,000,000	10,030,188
Class C, 2.97% 1/18/22 (c)	575,000	573,762
Series 2017-2 Class A2, 1 month U.S. LIBOR + 0.430% 2.9188% 7/15/22 (a)(b)(c)	10,000,000	10,010,865
Series 2017-3:
Class B, 2.26% 8/16/21 (c)	1,220,000	1,214,968
Class C, 2.46% 8/16/21 (c)	1,530,000	1,524,979
Series 2018-4 Class A1, 3.5% 9/15/23 (c)	1,410,000	1,427,016
Golub Capital Partners CLO 39B LLC Series 2018-39A Class A1, 3 month U.S. LIBOR + 1.150% 3.6102% 10/20/28 (a)(b)(c)	930,000	925,110
GreatAmerica Leasing Receivables Funding LLC:
Series 2017-1 Class A3, 2.06% 6/22/20 (c)	66,934	66,733
2.6% 6/15/21 (c)	390,000	388,708
Hardee's Funding LLC / Carl's Jr. Funding LLC Series 2018-1A Class AI, 4.25% 6/20/48 (c)	940,783	947,482
Hilton Grand Vacations Trust:
Series 2014-AA Class A, 1.77% 11/25/26 (c)	140,807	139,018
Series 2017-AA:
Class A, 2.66% 12/26/28 (c)	141,988	140,063
Class B, 2.96% 12/26/28 (a)(c)	97,442	95,563
Hyundai Auto Lease Securitization Trust:
Series 2016-C Class A4, 1.65% 7/15/20 (c)	402,003	401,707
Series 2018-A Class A2A, 2.55% 8/17/20 (c)	3,573,582	3,569,525
Series 2019-A Class A2, 2.92% 7/15/21 (c)	7,000,000	6,999,126
Hyundai Auto Receivables Trust:
Series 2017-A Class B, 2.38% 4/17/23	340,000	335,729
Series 2017-B Class A2A, 1.57% 8/17/20	1,062,896	1,061,221
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.120% 2.6088% 4/15/21 (a)(b)	6,049,026	6,040,636
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A1, 1 month U.S. LIBOR + 0.900% 3.3888% 3/15/21 (a)(b)(c)	3,000,000	3,000,555
John Deere Owner Trust:
Series 2016-A Class A3, 1.36% 4/15/20	57,490	57,426
Series 2018-A Class A2, 2.42% 10/15/20	6,703,530	6,697,852
Series 2018-B Class A2, 2.83% 4/15/21	5,000,000	5,003,233
KKR Finanical CLO Ltd. Series 13 Class A1R, 3 month U.S. LIBOR + 0.800% 3.5789% 1/16/28 (a)(b)(c)	1,620,000	1,603,570
Madison Park Funding Ltd. Series 2015-18A Class A1R, 3 month U.S. LIBOR + 1.190% 3.951% 10/21/30 (a)(b)(c)	1,165,000	1,160,124
Magnetite CLO Ltd. Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 3.5803% 1/18/28 (a)(b)(c)	2,045,000	2,026,693
Mercedes-Benz Auto Lease Trust:
Series 2018-A Class A2, 2.2% 4/15/20	3,590,912	3,588,267
Series 2019-A:
Class A2, 3.01% 2/16/21	5,827,000	5,840,113
Class A3, 3.1% 11/15/21	2,592,000	2,601,571
Mercedes-Benz Master Owner Trust:
Series 2016-BA Class A, 1 month U.S. LIBOR + 0.700% 3.1888% 5/17/21 (a)(b)(c)	10,000,000	10,009,386
Series 2017-BA Class A, 1 month U.S. LIBOR + 0.420% 2.9088% 5/16/22 (a)(b)(c)	10,000,000	10,015,843
MMAF Equipment Finance LLC Series 2017-AA Class A3, 2.04% 2/16/22 (c)	340,685	338,318
MVW Owner Trust:
Series 2013-1A Class A, 2.15% 4/22/30 (c)	42,992	42,614
Series 2014-1A Class A, 2.25% 9/22/31 (c)	148,597	146,506
Series 2015-1A Class A, 2.52% 12/20/32 (c)	355,025	350,258
Series 2017-1A:
Class A, 2.42% 12/20/34 (c)	170,779	167,715
Class B, 2.75% 12/20/34 (c)	65,684	64,305
Class C, 2.99% 12/20/34 (c)	157,642	153,581
Navient Private Education Refi Loan Trust Series 2018-A Class A1, 2.53% 2/18/42 (c)	740,967	736,705
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.7899% 7/26/66 (a)(b)(c)	1,801,870	1,801,863
Class A2, 1 month U.S. LIBOR + 0.600% 3.0899% 7/26/66 (a)(b)(c)	6,820,000	6,828,091
Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.240% 2.7299% 9/27/66 (a)(b)(c)	1,738,930	1,737,744
Series 2018-4A Class A1, 1 month U.S. LIBOR + 0.250% 2.7399% 6/27/67 (a)(b)(c)	8,456,071	8,442,411
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 3.1199% 9/25/23 (a)(b)(c)	4,181,000	4,179,833
Nelnet Student Loan Trust Series 2005-4 Class A4, 3 month U.S. LIBOR + 0.180% 3.0038% 3/22/32 (a)(b)	886,349	868,943
Neuberger Berman CLO Ltd. Series 2017-16SA Class A, 3 month U.S. LIBOR + 0.850% 3.6373% 1/15/28 (a)(b)(c)	915,000	907,950
Neuberger Berman CLO XIX Ltd. Series 2015-19A Class A1R2, 3 month U.S. LIBOR + 0.800% 3.5873% 7/15/27 (a)(b)(c)	1,590,000	1,578,794
Nissan Auto Lease Trust:
Series 2017-B Class A4, 2.17% 12/15/21	250,000	248,547
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.210% 2.6388% 2/16/21 (a)(b)	5,000,000	4,992,318
Nissan Auto Receivables Owner Trust:
Series 2016-A Class A3, 1.34% 10/15/20	84,601	84,345
Series 2017-B Class A2A, 1.56% 5/15/20	1,611,818	1,609,167
Nissan Master Owner Trust Receivables:
Series 2016-A:
Class A1, 1 month U.S. LIBOR + 0.640% 3.1288% 6/15/21 (a)(b)	5,000,000	5,003,141
Class A2, 1.54% 6/15/21	750,000	747,351
Series 2017-B Class A, 1 month U.S. LIBOR + 0.430% 2.9188% 4/18/22 (a)(b)	10,700,000	10,715,818
Series 2017-C Class A, 1 month U.S. LIBOR + 0.320% 2.8088% 10/17/22 (a)(b)	5,000,000	4,998,019
OCP CLO Ltd.:
Series 2014-7A Class A1RR, 3 month U.S. LIBOR + 1.120% 3.881% 7/20/29 (a)(b)(c)	2,530,000	2,512,014
Series 2015-10A Class A1R, 3 month U.S. LIBOR + 0.820% 3.5848% 10/26/27 (a)(b)(c)	1,385,000	1,375,499
OZLM Ltd. Series 2014-8A Class RR, 3 month U.S. LIBOR + 1.170% 3.6252% 10/17/29 (a)(b)(c)	1,015,000	1,009,168
Planet Fitness Master Issuer LLC Series 2018-1A Class A2I, 4.262% 9/5/48 (c)	1,192,013	1,199,916
Santander Drive Auto Receivables Series 2018-1 Class C, 2.96% 3/15/24	250,000	248,991
Santander Drive Auto Receivables Trust:
Series 2015-3 Class D, 3.49% 5/17/21	1,045,000	1,047,378
Series 2015-4 Class D, 3.53% 8/16/21	530,000	532,249
Series 2015-5:
Class C, 2.74% 12/15/21	352,247	352,162
Class D, 3.65% 12/15/21	745,000	747,161
Series 2016-1 Class D, 4.02% 4/15/22	410,000	413,854
Series 2017-1:
Class B, 2.1% 6/15/21	67,695	67,626
Class C, 2.58% 5/16/22	140,000	139,585
Series 2018-4 Class B, 3.27% 1/17/23	665,000	666,604
Series 2018-5 Class B, 3.52% 12/15/22	790,000	796,485
Series 2019-1 Class B, 3.21% 9/15/23	375,000	375,242
Santander Retail Auto Lease Trust:
Series 2017-A:
Class A2A, 2.02% 3/20/20 (c)	2,356,482	2,353,409
Class C, 2.96% 11/21/22 (c)	325,000	323,625
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.270% 2.7548% 10/20/20 (a)(b)(c)	7,566,718	7,565,445
SBA Tower Trust 2.877% 7/15/46 (c)	370,000	364,646
Securitized Term Auto Receivables Trust:
Series 2017-2A Class A2A, 1.775% 1/27/20 (c)	1,259,652	1,258,463
Series 2019-1A Class A2, 2.862% 5/25/21 (c)	4,573,000	4,573,000
Sierra Receivables Funding Co., LLC Series 2016-2A Class A, 2.33% 7/20/33 (c)	123,432	120,305
Sierra Timeshare Receivables Funding Co. LLC:
Series 2014-3A Class A, 2.3% 10/20/31 (c)	87,768	87,413
Series 2015-1A Class A, 2.4% 3/22/32 (c)	697,097	693,659
Series 2015-2A Class 2, 2.43% 6/20/32 (c)	162,746	160,968
Series 2015-3A Class A, 2.58% 9/20/32 (c)	166,929	165,560
Series 2017-1A Class A, 2.91% 3/20/34 (c)	115,667	114,223
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 3.2582% 12/15/27 (a)(b)(c)	4,767,287	4,767,935
Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 3.3382% 12/15/25 (a)(b)(c)	2,246,807	2,256,937
Series 2007-7 Class A4, 3 month U.S. LIBOR + 0.330% 3.1006% 1/25/22 (a)(b)	718,475	705,456
Series 2008-1 Class A4, 3 month U.S. LIBOR + 0.650% 3.4206% 1/25/22 (a)(b)	1,632,723	1,618,639
Series 2008-5 Class A4, 3 month U.S. LIBOR + 1.700% 4.4706% 7/25/23 (a)(b)	228,705	232,398
Series 2008-9 Class A, 3 month U.S. LIBOR + 1.500% 4.2706% 4/25/23 (a)(b)	164,996	166,025
Series 2010-1 Class A, 1 month U.S. LIBOR + 0.400% 2.8899% 3/25/25 (a)(b)	1,013,955	989,374
SMB Private Education Loan Trust:
Series 2014-A Class A3, 1 month U.S. LIBOR + 1.500% 3.9888% 4/15/32 (a)(b)(c)	1,400,000	1,424,651
Series 2015-A Class A2B, 1 month U.S. LIBOR + 1.000% 3.4888% 6/15/27 (a)(b)(c)	388,437	391,061
Series 2016-C Class A2B, 1 month U.S. LIBOR + 1.100% 3.5888% 9/15/34 (a)(b)(c)	1,433,411	1,442,391
Synchrony Credit Card Master Note Trust:
Series 2015-1 Class B, 2.64% 3/15/23	550,000	547,073
Series 2015-4 Class B, 2.62% 9/15/23	435,000	431,180
Series 2016-1 Class A, 2.04% 3/15/22	1,785,000	1,784,905
Series 2018-1 Class C, 3.36% 3/15/24	955,000	949,769
Tesla Auto Lease Trust Series 2018-A Class A, 2.32% 12/20/19 (c)	1,491,567	1,489,205
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (a)(c)	783,377	766,820
Series 2017-4 Class A1, 2.75% 6/25/57 (c)	365,243	354,580
Series 2017-6 Class A1, 2.75% 10/25/57 (c)	1,954,818	1,901,445
Series 2018-1 Class A1, 3% 1/25/58 (c)	412,404	404,853
Series 2018-2 Class A1, 3.25% 3/25/58 (c)	1,952,438	1,920,947
Series 2018-5 Class A1A, 3.25% 7/25/58 (a)(c)	1,836,287	1,814,913
Toyota Auto Receivables Owner Trust Series 2018-C Class A2B, 1 month U.S. LIBOR + 1.200% 2.6088% 8/16/21 (a)(b)	7,000,000	7,000,393
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (c)	2,603,208	2,596,540
Series 2016-2A:
Class A, 1.68% 5/20/21 (c)	776,672	773,819
Class C, 2.36% 5/20/21 (c)	600,000	595,658
Series 2017-1A:
Class A, 2.06% 9/20/21 (c)	5,000,000	4,980,902
Class C, 2.65% 9/20/21 (c)	315,000	312,818
Series 2017-3A:
Class A1A, 2.06% 4/20/22 (c)	4,320,000	4,282,179
Class C, 2.53% 4/20/22 (c)	700,000	693,089
Series 2018-1A:
Class A1B, 1 month U.S. LIBOR + 0.260% 2.7448% 9/20/22 (a)(b)(c)	6,210,000	6,206,325
Class C, 3.2% 9/20/22 (c)	970,000	969,426
Series 2018-A:
Class A1A, 3.23% 4/20/23	5,132,000	5,173,273
Class A1B, 1 month U.S. LIBOR + 0.240% 2.7248% 4/20/23 (a)(b)	4,000,000	3,999,196
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A2B, 1 month U.S. LIBOR + 0.000% 2.6648% 7/20/21 (a)(b)	6,101,672	6,103,273
Volvo Financial Equipment LLC:
Series 2016-1A Class A3, 1.67% 2/18/20 (c)	40,007	39,975
Series 2019-1A Class A2, 2.9% 11/15/21 (c)	3,600,000	3,605,110
Volvo Financial Equipment Master Owner Trust:
Series 2017-A Class A, 1 month U.S. LIBOR + 0.500% 2.9888% 11/15/22 (a)(b)(c)	7,547,000	7,568,076
Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 3.0088% 7/17/23 (a)(b)(c)	5,080,000	5,088,135
Wheels SPV LLC 1.88% 4/20/26 (c)	310,009	308,112
World Omni Auto Receivables Trust:
Series 2015-B Class A3, 1.49% 12/15/20	67,093	67,042
Series 2018-A Class A2, 2.19% 5/17/21	6,078,950	6,069,290
Series 2018-D Class A2B, 1 month U.S. LIBOR + 0.140% 2.6288% 4/15/22 (a)(b)	5,000,000	4,998,508
World Omni Automobile Lease Securitization Trust:
Series 2018-A Class B, 3.06% 5/15/23	280,000	279,349
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.180% 2.6688% 6/15/21 (a)(b)	5,759,883	5,757,083
TOTAL ASSET-BACKED SECURITIES
(Cost $621,627,185)		620,917,530

Collateralized Mortgage Obligations - 0.9%
Private Sponsor - 0.6%
COLT Funding LLC sequential payer Series 2018-1:
Class A1, 2.93% 2/25/48 (c)	215,993	214,889
Class A3, 3.084% 2/25/48 (c)	76,798	76,524
Colt Funding LLC sequential payer Series 2018-2:
Class A1, 3.47% 7/27/48 (c)	1,294,632	1,296,648
Class A2, 3.542% 7/27/48 (c)	627,087	628,067
COLT Funding LLC sequential payer:
Series 2018-3 Class A2, 3.763% 10/26/48 (c)	435,446	438,115
Series 2018-4 Class A1, 4.006% 12/28/48 (c)	1,072,500	1,080,816
COLT Mortgage Loan Trust:
sequential payer Series 2017-2:
Class A1A, 2.415% 10/25/47 (c)	530,407	523,356
Class A2A, 2.568% 10/25/47 (c)	224,473	221,971
Class A3A, 2.773% 10/25/47 (c)	97,754	96,883
Series 2017-1:
Class A1, 2.614% 5/27/47 (c)	373,237	364,627
Class A3, 3.074% 5/27/47 (c)	34,615	34,034
COMM Mortgage Trust Series 2016-CR28 Class A1, 1.77% 2/10/49	113,746	112,689
Deephaven Residential Mortgage Trust:
Series 2017-1A Class A3, 3.485% 12/26/46 (a)(c)	118,597	118,389
Series 2017-3A:
Class A1, 2.577% 10/25/47 (a)(c)	557,468	553,676
Class A2, 2.711% 10/25/47 (a)(c)	46,456	46,215
Class A3, 2.813% 10/25/47 (a)(c)	44,244	44,079
Series 2018-1A Class A1, 2.976% 12/25/57 (a)(c)	521,369	518,239
Series 2018-2A Class A1, 3.479% 4/25/58 (c)	872,297	874,969
Series 2018-3A Class A3, 3.963% 8/25/58 (c)	103,736	104,552
Series 2019-1A Class A1, 3.743% 1/25/59 (c)	1,365,000	1,364,106
Freddie Mac STACR Trust floater:
Series 2018-DNA2 Class M1, 1 month U.S. LIBOR + 0.000% 3.2899% 12/25/30 (a)(b)(c)	2,090,000	2,085,852
Series 2018-HRP2:
Class M1, 1 month U.S. LIBOR + 0.850% 3.3399% 2/25/47 (a)(b)(c)	355,000	355,007
Class M2, 1 month U.S. LIBOR + 1.250% 3.7399% 2/25/47 (a)(b)(c)	700,000	702,696
GMRF Mortgage Acquisition Co., LLC:
Series 2018-1 Class A33, 3.5% 11/25/57 (c)	715,462	704,372
Series 2019-1 Class A32, 4% 2/25/59 (c)	690,000	700,583
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 3.101% 8/25/60 (b)(c)	2,270,784	2,261,422
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 2.4559% 7/25/44 (a)(c)	102,315	99,965
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 3.2073% 10/15/54 (a)(b)(c)	2,491,000	2,484,870
Homeward Opportunities Fund Trust sequential payer Series 2018-1:
Class A1, 3.766% 6/25/48 (c)	843,073	846,033
Class A2, 3.897% 6/25/48 (c)	675,297	679,998
Kubota Credit Owner Trust sequential payer Series 2016-1A Class A3, 1.5% 7/15/20 (c)	148,806	148,198
Lanark Master Issuer PLC floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.467% 12/22/69 (a)(b)(c)	1,493,000	1,495,389
Metlife Securitization Trust Series 2017-1A Class A, 3% 4/25/55 (c)	517,088	507,486
Mill City Mortgage Loan Trust:
Series 2016-1 Class A1, 2.5% 4/25/57 (c)	154,752	151,626
Series 2017-2 Class A1, 2.75% 7/25/59 (c)	691,024	677,844
New Residential Mortgage Loan Trust Series 2018-NQM1 Class A1, 3.986% 11/25/48 (c)	1,451,605	1,474,126
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 3.1673% 7/15/58 (a)(b)(c)	6,992,000	6,966,661
Sequoia Mortgage Trust:
sequential payer:
Series 2018-CH1 Class A11, 3.5% 2/25/48 (c)	1,227,871	1,219,008
Series 2018-CH2 Class A3, 4% 6/25/48 (c)	1,601,484	1,605,498
Series 2018-CH3 Class A19, 4.5% 8/25/48 (c)	429,806	440,058
Series 2018-CH4 Class A2, 4% 10/25/48 (c)	764,759	777,462
Towd Point Mortgage Trust:
Series 2015-4 Class A1B, 2.75% 4/25/55 (c)	396,966	391,833
Series 2015-5 Class A1B, 2.75% 5/25/55 (c)	386,693	381,070
Series 2016-1:
Class A1B, 2.75% 2/25/55 (c)	214,737	211,851
Class A3B, 3% 2/25/55 (c)	292,340	289,413
Series 2016-2 Class A1A, 2.75% 8/25/55 (c)	273,441	268,635
Series 2016-3 Class A1, 2.25% 4/25/56 (c)	67,156	65,597
Series 2017-2 Class A1, 2.75% 4/25/57 (a)(c)	500,876	490,153
Series 2017-3 Class A1, 2.75% 7/25/57 (a)(c)	1,096,931	1,069,207
Verus Securitization Trust:
sequential payer:
Series 2018-3 Class A1, 4.108% 10/25/58 (c)	1,467,319	1,481,923
Series 2019-1 Class A1, 3.836% 2/25/59 (c)	1,435,000	1,434,982
Series 2018-2:
Class A1, 3.677% 6/1/58 (c)	1,103,128	1,108,804
Class A2, 3.779% 6/1/58 (c)	304,006	305,568
Class A3, 3.83% 6/1/58 (c)	187,247	188,208

TOTAL PRIVATE SPONSOR		42,784,242

U.S. Government Agency - 0.3%
Fannie Mae:
floater Series 2016-85:
Class FG, 1 month U.S. LIBOR + 0.500% 2.9899% 11/25/46 (a)(b)	982,977	981,524
Class FA, 1 month U.S. LIBOR + 0.500% 2.9899% 11/25/46 (a)(b)	982,563	981,166
sequential payer Series 2012-114 Class DF, 1 month U.S. LIBOR + 0.400% 2.8899% 8/25/39 (a)(b)	13,842	13,845
Series 2016-83 Class FA, 1 month U.S. LIBOR + 0.500% 2.9899% 11/25/46 (a)(b)	676,510	675,535
Series 2017-90 Class KA, 3% 11/25/47	1,089,400	1,085,338
Series 2018-44 Class PC, 4% 6/25/44	1,881,011	1,922,852
Fannie Mae Connecticut Avenue Securities floater:
Series 2016-C07 Class 2M1, 1 month U.S. LIBOR + 1.300% 3.7899% 5/25/29 (a)(b)	34,555	34,582
Series 2017-C01 Class 1M1, 1 month U.S. LIBOR + 1.300% 3.7899% 7/25/29 (a)(b)	443,514	444,743
Series 2017-C02, Class 2M1, 1 month U.S. LIBOR + 1.150% 3.6399% 9/25/29 (a)(b)	700,421	702,122
Series 2017-C03 Class 1M1, 1 month U.S. LIBOR + 0.950% 3.4399% 10/25/29 (a)(b)	849,150	849,597
Series 2017-C04 Class 2M1, 1 month U.S. LIBOR + 0.850% 3.3399% 11/25/29 (a)(b)	662,247	662,251
Series 2017-C05 Class 1M1, 1 month U.S. LIBOR + 0.550% 3.0399% 1/25/30 (a)(b)	779,538	779,928
Series 2017-C06 Class 1M1, 1 month U.S. LIBOR + 0.750% 3.2399% 2/25/30 (a)(b)	635,088	635,088
Series 2018-C02 Class 2M1, 1 month U.S. LIBOR + 0.650% 3.1399% 8/25/30 (a)(b)	363,048	362,603
Series 2018-C03 Class 1M1, 1 month U.S. LIBOR + 0.680% 3.1699% 10/25/30 (a)(b)	1,097,245	1,095,868
FHLMC Structured Agency Credit Risk Debt Notes:
floater:
Series 2017-DNA2 Class M1, 1 month U.S. LIBOR + 1.200% 3.6899% 10/25/29 (a)(b)	1,272,323	1,279,200
Series 2017-DNA3 Class M1, 1 month U.S. LIBOR + 0.750% 3.2399% 3/25/30 (a)(b)	806,522	806,000
Series 2017-HQA1 Class M1, 1 month U.S. LIBOR + 1.200% 3.6899% 8/25/29 (a)(b)	747,240	749,195
Series 2017-DNA1 Class M1, 1 month U.S. LIBOR + 1.200% 3.6899% 7/25/29 (a)(b)	469,622	471,149
Series 2017-HQA2 Class M1, 1 month U.S. LIBOR + 0.800% 3.2899% 12/25/29 (a)(b)	249,244	249,086
Series 2017-HQA3 Class M1, 1 month U.S. LIBOR + 0.550% 3.0399% 4/25/30 (a)(b)	151,202	150,933
Freddie Mac:
floater Series 2013-317 Class F3, 1 month U.S. LIBOR + 0.520% 3.0088% 11/15/43 (a)(b)	1,135,589	1,136,271
planned amortization class Series 3713 Class PA, 2% 2/15/40	765,207	748,727
Series 4448 Class JA, 4% 11/15/36	141,987	144,456
Freddie Mac STACR Trust floater:
Series 18-HQA2 Class M1, 1 month U.S. LIBOR + 0.750% 3.2399% 10/25/48 (a)(b)(c)	900,000	897,598
Series 2018-DNA3 Class M1, 1 month U.S. LIBOR + 0.750% 3.2399% 9/25/48 (a)(b)(c)	775,000	773,544
Freddie Mac Whole Loan Securities Trust:
Series 2016-SC02 Class M1, 3.6071% 10/25/46 (a)	1,689,941	1,667,516
Series 2017-SC02 Class M1, 3.864% 5/25/47 (a)(c)	231,038	229,575
Series 2017-SPI1 Class M1, 3.9811% 9/25/47 (a)(c)	98,836	99,072
Series 2018-SPI2 Class M1, 3.8194% 5/25/48 (c)	408,934	407,466
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities floater Series 2018-122 Class FE, 1 month U.S. LIBOR + 0.300% 2.7848% 9/20/48 (a)(b)	207,463	206,144
Ginnie Mae guaranteed REMIC pass-thru certificates floater:
Series 2019-21 Class FL, 1 month U.S. LIBOR + 0.450% 2.948% 2/20/49 (a)(b)	250,000	249,883
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 2.96% 2/20/49 (a)(b)	195,000	194,893

TOTAL U.S. GOVERNMENT AGENCY		21,687,750

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $64,673,517)		64,471,992

Commercial Mortgage Securities - 0.7%
Atrium Hotel Portfolio Trust floater Series 2017-ATRM Class A 1 month U.S. LIBOR + 0.930% 3.4188% 12/15/36 (a)(b)(c)	1,395,000	1,387,992
Bank of America Merrill Lynch Large Loan, Inc. floater Series 2018-DSNY Class A, 1 month U.S. LIBOR + 0.850% 3.3388% 9/15/34 (a)(b)(c)	970,000	965,623
BX Trust:
floater Series 2018-IND Class A, 1 month U.S. LIBOR + 0.750% 3.2388% 11/15/35 (a)(b)(c)	994,944	993,697
Series 2017-IMC:
Class A, 1 month U.S. LIBOR + 1.050% 3.5388% 10/15/32 (a)(b)(c)	3,054,000	3,053,481
Class B, 1 month U.S. LIBOR + 1.400% 3.8888% 10/15/32 (a)(b)(c)	1,475,000	1,468,737
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 3.2788% 7/15/32 (a)(b)(c)	3,084,000	3,080,007
Citigroup Commercial Mortgage Trust:
floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 3.3388% 7/15/32 (a)(b)(c)	2,938,000	2,935,937
Series 2014-GC25 Class A1, 1.485% 10/10/47	870	870
Series 2015-GC27 Class A1, 1.353% 2/10/48	37,144	37,098
Series 2015-GC31 Class A1, 1.637% 6/10/48	204,312	203,465
Series 2015-GC33 Class A1, 1.643% 9/10/58	151,712	150,346
Series 2015-P1 Class A1, 1.648% 9/15/48	130,848	129,982
CLNS Trust floater Series 2017-IKPR:
Class A, 1 month U.S. LIBOR + 0.800% 3.3169% 6/11/32 (a)(b)(c)	515,000	512,895
Class B, 1 month U.S. LIBOR + 1.000% 3.5169% 6/11/32 (a)(b)(c)	760,000	756,892
COMM Mortgage Trust:
Series 2015-CR22 Class A1, 1.569% 3/10/48	2,511	2,510
Series 2015-LC23 Class A2, 3.221% 10/10/48	1,400,000	1,403,654
Series 2015-PC1 Class A1, 1.667% 7/10/50	257,409	256,743
COMM Mortgage Trust pass-thru certificates Series 2014-TWC Class A, 1 month U.S. LIBOR + 0.850% 3.3479% 2/13/32 (a)(b)(c)	400,000	400,251
CSAIL Commercial Mortgage Trust:
Series 2015-C1 Class A1, 1.684% 4/15/50	61,852	61,564
Series 2015-C2 Class A1, 1.4544% 6/15/57	21,849	21,825
Series 2015-C3 Class A1, 1.7167% 8/15/48	269,048	266,845
Series 2015-C4 Class A1, 2.0102% 11/15/48	356,994	354,273
Series 2016-C5 Class A1, 1.7466% 11/15/48 (a)	63,201	62,758
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 3.2388% 7/15/32 (a)(b)(c)	4,189,000	4,170,565
Great Wolf Trust floater Series 2017-WOLF:
Class A, 1 month U.S. LIBOR + 0.850% 3.4888% 9/15/34 (a)(b)(c)	670,000	668,320
Class C, 1 month U.S. LIBOR + 1.320% 3.9588% 9/15/34 (a)(b)(c)	965,000	964,391
GS Mortgage Securities Trust:
floater Series 2018-FBLU:
Class A 1 month U.S. LIBOR + 0.950% 3.4304% 11/15/35 (a)(b)(c)	615,000	613,845
Class D 1 month U.S. LIBOR + 2.000% 4.4888% 11/15/35 (a)(b)(c)	320,000	318,799
Series 2014-GC24 Class A1, 1.509% 9/10/47	76,006	75,844
Series 2015-GC28 Class A1, 1.528% 2/10/48	133,883	133,522
Series 2015-GC32 Class A1, 1.593% 7/10/48	127,419	126,563
Series 2016-GS3 Class A1, 1.429% 10/10/49	119,866	117,973
Halcyon Loan Advisors Funding LLC Series 2017-3A Class B1R, 3 month U.S. LIBOR + 1.700% 4.461% 10/22/25 (a)(b)(c)	745,000	741,013
Intown Hotel Portfolio Trust Series 2018-STAY:
Class A, 1 month U.S. LIBOR + 0.700% 3.1888% 1/15/33 (a)(b)(c)	245,000	243,075
Class C, 1 month U.S. LIBOR + 1.250% 3.7388% 1/15/33 (a)(b)(c)	205,000	203,589
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A1, 1.949% 1/15/49	299,412	296,919
JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class A1, 1.4137% 2/15/48	138,512	138,004
Morgan Stanley BAML Trust:
Series 2014-C19 Class A1, 1.573% 12/15/47	130,186	129,825
Series 2015-C24 Class A1, 1.706% 5/15/48	264,904	262,503
Series 2016-C30 Class A1, 1.389% 9/15/49	209,268	205,377
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 3.3388% 8/15/33 (a)(b)(c)	5,790,000	5,760,955
Series 2015-MS1 Class A1, 1.638% 5/15/48	271,184	268,880
Series 2017-CLS:
Class B, 1 month U.S. LIBOR + 0.850% 3.3388% 11/15/34 (a)(b)(c)	755,000	747,450
Class C, 1 month U.S. LIBOR + 1.000% 3.4888% 11/15/34 (a)(b)(c)	605,000	596,303
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.5888% 3/15/33 (a)(b)(c)	2,359,595	2,353,618
SBA Tower Trust 3.168% 4/9/47 (c)	915,000	905,259
Slide floater Series 2018-FUN Class D, 1 month U.S. LIBOR + 1.850% 4.3388% 6/15/31 (a)(b)(c)	815,772	815,248
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.2941% 4/10/46 (a)(b)(c)	3,109,986	3,152,805
Verus Securitization Trust Series 2018-1 Class A1, 2.929% 2/25/48 (a)(c)	241,329	239,774
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.350% 3.8388% 6/15/29 (a)(b)(c)	1,833,000	1,834,104
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26 Class A1, 1.454% 2/15/48	12,971	12,958
Series 2015-C28 Class A1, 1.531% 5/15/48	54,921	54,777
Series 2015-C31 Class A1, 1.679% 11/15/48	345,659	343,021
Series 2015-LC20 Class A1, 1.471% 4/15/50	200,403	199,552
Series 2015-NXS2 Class A2, 3.02% 7/15/58	1,180,000	1,178,572
Series 2015-SG1 Class A1, 1.568% 9/15/48	112,095	111,652
Series 2016-C32 Class A1, 1.577% 1/15/59	246,229	243,777
Series 2016-LC24 Class A1, 1.441% 10/15/49	78,896	78,416
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.2088% 6/15/46 (a)(b)(c)	3,305,049	3,309,348
Series 2014-C23 Class A1, 1.663% 10/15/57	4,377	4,372
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $50,351,881)		50,128,413

Municipal Securities - 0.0%
Florida State Board Administration Fin. Corp. Series 2016 A, 2.163% 7/1/19
(Cost $1,085,000)	1,085,000	1,083,249

Bank Notes - 0.2%
Bank of Montreal 1.75% 9/11/19	2,340,000	2,328,875
Capital One NA:
1.85% 9/13/19	$1,525,000	$1,516,406
2.35% 1/31/20	1,760,000	1,749,410
Citibank NA 2.125% 10/20/20	1,255,000	1,238,107
Citizens Bank NA:
2.25% 10/30/20	250,000	246,350
3.25% 2/14/22	615,000	615,072
Discover Bank 3.1% 6/4/20	965,000	964,208
Huntington National Bank 2.375% 3/10/20	1,465,000	1,456,730
JP Morgan Chase Bank NA 2.604% 2/1/21 (a)(b)	595,000	592,628
PNC Bank NA 2.45% 11/5/20	870,000	862,395
SunTrust Bank 2.59% 1/29/21 (a)	1,540,000	1,534,417
Svenska Handelsbanken AB 3.35% 5/24/21	1,105,000	1,112,636
TOTAL BANK NOTES
(Cost $14,276,310)		14,217,234

Commercial Paper - 0.6%
Anheuser-Busch InBev Worldwide, Inc. 2.87% 5/23/19	5,000,000	4,968,127
AT&T, Inc. 0% 5/28/19	650,000	645,296
Bell Canada yankee:
2.9% 5/2/19	5,000,000	4,975,728
3.06% 3/11/19	4,000,000	3,996,730
Catholic Health Initiatives 3.5% 3/25/19	20,000,000	19,965,930
Suncor Energy, Inc. yankee 3.05% 4/18/19	2,000,000	1,992,457
TransCanada PipeLines Ltd. 3.05% 4/11/19	5,000,000	4,983,935
TOTAL COMMERCIAL PAPER
(Cost $41,511,767)		41,528,203
	Shares	Value

Fixed-Income Funds - 4.0%
Bank Loan Funds - 4.0%
Fidelity Floating Rate High Income Fund (e)
(Cost $298,280,770)	30,702,131	292,284,288

Short-Term Funds - 58.1%
Short-Term Funds - 58.1%
Baird Short-Term Bond Fund - Institutional Class	7,772,913	74,775,422
BlackRock Low Duration Bond Portfolio Investor A Shares	52,777,524	501,386,475
Fidelity Conservative Income Bond Fund Institutional Class (e)	25,029,957	251,050,471
Fidelity Short-Term Bond Fund (e)	72,478,762	621,142,992
iShares Short Maturity Bond ETF (f)	1,371,465	68,820,114
JPMorgan Ultra-Short Income ETF	2,289,535	114,980,448
Metropolitan West Low Duration Bond Fund - Class M	37,163,435	320,720,441
PIMCO Enhanced Low Duration Active ETF	253,760	25,249,120
PIMCO Enhanced Short Maturity Active ETF	3,467,300	351,792,258
PIMCO Short-Term Fund - Administrator Class	182,996,926	1,795,199,831
Prudential Short-Term Corporate Bond Fund, Inc. Class A	14,969,500	161,820,294
TOTAL SHORT-TERM FUNDS
(Cost $4,293,398,276)		4,286,937,866

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 2.44% (g)	67,060,621	67,074,033
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.51% (e)(h)	32,449,535	32,459,270
Fidelity Securities Lending Cash Central Fund 2.45% (g)(i)	9,326,291	9,327,223
State Street Institutional U.S. Government Money Market Fund Premier Class 2.35% (h)	3,480,235	3,480,235
TOTAL MONEY MARKET FUNDS
(Cost $112,332,493)		112,340,761
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $7,445,500,997)		7,430,044,777
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(49,837,639)
NET ASSETS - 100%		$7,380,207,138

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	535	June 2019	$113,524,492	$(78,887)	$(78,887)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	76	June 2019	8,706,750	(19,108)	(19,108)
TOTAL FUTURES CONTRACTS					$(97,995)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $710,503,662 or 9.6% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $440,985.

 (e) Affiliated Fund

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$617,019
Fidelity Securities Lending Cash Central Fund	347,875
Total	$964,894

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$1,179,081,935	$47,857,655	$974,995,151	$4,757,399	$(187,869)	$(706,099)	$251,050,471
Fidelity Floating Rate High Income Fund	353,310,639	18,364,464	75,231,293	10,915,978	(3,031,036)	(1,128,486)	292,284,288
Fidelity Investments Money Market Government Portfolio Institutional Class 2.33%	216,550,243	624,593	217,174,836	199,060	--	--	--
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.51%	228,801,490	2,685,275	199,007,793	2,313,062	(108)	(19,594)	32,459,270
Fidelity Short-Term Bond Fund	608,681,152	8,841,845	--	7,971,327	--	3,619,995	621,142,992
Total	$2,586,425,459	$78,373,832	$1,466,409,073	$26,156,826	$(3,219,013)	$1,765,816	$1,196,937,021

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,735,490,043	$--	$1,735,490,043	$--
U.S. Government and Government Agency Obligations	180,096,894	--	180,096,894	--
U.S. Government Agency - Mortgage Securities	30,548,304	--	30,548,304	--
Asset-Backed Securities	620,917,530	--	620,917,530	--
Collateralized Mortgage Obligations	64,471,992	--	64,471,992	--
Commercial Mortgage Securities	50,128,413	--	50,128,413	--
Municipal Securities	1,083,249	--	1,083,249	--
Bank Notes	14,217,234	--	14,217,234	--
Commercial Paper	41,528,203	--	41,528,203	--
Fixed-Income Funds	292,284,288	292,284,288	--	--
Short-Term Funds	4,286,937,866	4,286,937,866	--	--
Money Market Funds	112,340,761	112,340,761	--	--
Total Investments in Securities:	$7,430,044,777	$4,691,562,915	$2,738,481,862	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(97,995)	$(97,995)	$--	$--
Total Liabilities	$(97,995)	$(97,995)	$--	$--
Total Derivative Instruments:	$(97,995)	$(97,995)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Value Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 28, 2019

SUF-QTLY-0419
1.912902.108

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.5%
	Shares	Value
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	1,658,000	$51,596,960
Verizon Communications, Inc.	3,241,700	184,517,564
		236,114,524
Entertainment - 0.8%
Cinemark Holdings, Inc.	30,200	1,136,426
The Walt Disney Co.	635,300	71,687,252
Viacom, Inc. Class B (non-vtg.)	425,900	12,444,798
		85,268,476
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (a)	9,385	10,572,672
Twitter, Inc. (a)	370,000	11,388,600
		21,961,272
Media - 1.6%
CBS Corp. Class B	202,166	10,150,755
Charter Communications, Inc. Class A (a)	26,164	9,024,225
Comcast Corp. Class A	2,309,864	89,322,441
DISH Network Corp. Class A (a)	788,745	25,642,100
Entercom Communications Corp. Class A (b)	453,616	2,794,275
Gannett Co., Inc.	247,600	2,906,824
Interpublic Group of Companies, Inc.	166,100	3,825,283
Liberty Global PLC Class C (a)	230,283	5,846,885
Nexstar Broadcasting Group, Inc. Class A	57,417	5,611,363
Omnicom Group, Inc.	79,700	6,033,290
Tegna, Inc.	402,400	5,299,608
		166,457,049

TOTAL COMMUNICATION SERVICES		509,801,321

CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.8%
Aptiv PLC	108,800	9,042,368
BorgWarner, Inc.	424,900	17,255,189
Cooper Tire & Rubber Co.	265,127	8,473,459
Gentex Corp.	118,600	2,412,324
Lear Corp.	179,200	27,250,944
The Goodyear Tire & Rubber Co.	745,500	14,745,990
		79,180,274
Automobiles - 1.1%
Ford Motor Co.	3,231,100	28,336,747
General Motors Co.	1,615,100	63,764,148
Harley-Davidson, Inc.	451,672	16,766,065
Thor Industries, Inc.	82,400	5,320,568
		114,187,528
Distributors - 0.1%
Genuine Parts Co.	77,487	8,429,036
Diversified Consumer Services - 0.0%
H&R Block, Inc.	73,100	1,765,365
Hotels, Restaurants & Leisure - 1.0%
Brinker International, Inc. (b)	359,074	16,434,817
Carnival Corp.	230,700	13,325,232
Hilton Worldwide Holdings, Inc.	47,995	3,988,385
Hyatt Hotels Corp. Class A	15,700	1,142,489
Las Vegas Sands Corp.	207,600	12,752,868
Norwegian Cruise Line Holdings Ltd. (a)	92,600	5,142,078
Royal Caribbean Cruises Ltd.	308,600	36,562,928
U.S. Foods Holding Corp. (a)	40,600	1,430,744
Wyndham Destinations, Inc.	317,577	14,300,492
Wyndham Hotels & Resorts, Inc.	72,457	3,809,064
		108,889,097
Household Durables - 0.8%
D.R. Horton, Inc.	130,300	5,067,367
Leggett & Platt, Inc.	46,400	2,107,488
Lennar Corp.:
Class A	286,000	13,722,280
Class B	6,200	238,514
Newell Brands, Inc.	56,100	910,503
NVR, Inc. (a)	1,300	3,406,000
PulteGroup, Inc.	608,000	16,416,000
Sony Corp. sponsored ADR	300,000	14,397,000
Toll Brothers, Inc.	43,900	1,562,840
Whirlpool Corp.	189,300	26,787,843
		84,615,835
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	170,045	6,317,172
Expedia, Inc.	31,313	3,861,206
		10,178,378
Leisure Products - 0.0%
Brunswick Corp.	37,800	1,993,572
Polaris Industries, Inc.	18,900	1,610,847
		3,604,419
Multiline Retail - 1.2%
Big Lots, Inc.	160,800	5,070,024
Dillard's, Inc. Class A (b)	109,300	8,584,422
Kohl's Corp.	543,737	36,718,560
Macy's, Inc.	348,100	8,629,399
Nordstrom, Inc.	203,380	9,615,806
Target Corp.	757,731	55,041,580
		123,659,791
Specialty Retail - 1.2%
American Eagle Outfitters, Inc.	496,700	10,132,680
AutoZone, Inc. (a)	22,474	21,102,412
Best Buy Co., Inc.	486,882	33,516,957
CarMax, Inc. (a)	78,200	4,856,220
Dick's Sporting Goods, Inc.	233,200	9,108,792
Foot Locker, Inc.	39,500	2,351,040
Gap, Inc.	168,000	4,267,200
Home Depot, Inc.	110,525	20,462,599
Lowe's Companies, Inc.	56,336	5,920,350
Murphy U.S.A., Inc. (a)	46,250	3,596,863
Office Depot, Inc.	579,800	2,011,906
Penske Automotive Group, Inc.	203,300	9,034,652
Tiffany & Co., Inc.	47,896	4,552,036
Williams-Sonoma, Inc. (b)	10,500	610,680
		131,524,387
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc.	18,400	1,792,896
Columbia Sportswear Co.	32,732	3,369,759
Hanesbrands, Inc.	128,300	2,385,097
Ralph Lauren Corp.	16,600	2,077,822
		9,625,574

TOTAL CONSUMER DISCRETIONARY		675,659,684

CONSUMER STAPLES - 5.1%
Beverages - 0.5%
Coca-Cola European Partners PLC	113,908	5,369,623
Keurig Dr. Pepper, Inc.	107,255	2,697,463
Molson Coors Brewing Co. Class B	437,959	27,004,552
The Coca-Cola Co.	340,000	15,415,600
		50,487,238
Food & Staples Retailing - 1.5%
Kroger Co.	1,820,487	53,394,884
Walgreens Boots Alliance, Inc.	1,465,748	104,346,600
		157,741,484
Food Products - 1.8%
Archer Daniels Midland Co.	642,000	27,285,000
Campbell Soup Co. (b)	107,100	3,857,742
Dean Foods Co.	606,600	2,432,466
Fresh Del Monte Produce, Inc.	6,222	172,225
Ingredion, Inc.	174,400	16,123,280
Kellogg Co.	119,700	6,734,322
Mondelez International, Inc.	936,174	44,149,966
Pilgrim's Pride Corp. (a)	736,700	14,490,889
Post Holdings, Inc. (a)	65,169	6,639,418
The J.M. Smucker Co.	290,560	30,773,210
The Kraft Heinz Co.	81,250	2,696,688
Tyson Foods, Inc. Class A	568,305	35,041,686
		190,396,892
Household Products - 0.4%
Clorox Co.	13,728	2,169,436
Energizer Holdings, Inc.	86,057	3,948,295
Kimberly-Clark Corp.	64,800	7,570,584
Procter & Gamble Co.	305,373	30,094,509
		43,782,824
Personal Products - 0.1%
Coty, Inc. Class A (b)	326,268	3,588,948
Unilever NV (NY Reg.)	240,000	12,955,200
		16,544,148
Tobacco - 0.8%
Altria Group, Inc.	668,400	35,030,844
Philip Morris International, Inc.	552,900	48,069,126
		83,099,970

TOTAL CONSUMER STAPLES		542,052,556

ENERGY - 7.4%
Energy Equipment & Services - 0.1%
Halliburton Co.	330,700	10,149,183
Helmerich & Payne, Inc.	47,000	2,547,400
U.S. Silica Holdings, Inc.	120,781	1,799,637
		14,496,220
Oil, Gas & Consumable Fuels - 7.3%
Apache Corp.	116,100	3,852,198
Canadian Natural Resources Ltd.	206,947	5,878,399
Chevron Corp.	1,603,657	191,765,304
Cimarex Energy Co.	57,435	4,130,151
ConocoPhillips Co.	1,146,761	77,807,734
Diamondback Energy, Inc.	29,523	3,038,802
Encana Corp.	649,672	4,710,122
EQT Corp.	123,822	2,243,655
Equitrans Midstream Corp.	110,562	1,950,314
Exxon Mobil Corp.	2,439,734	192,812,178
Gulfport Energy Corp. (a)	1,106,553	8,476,196
Hess Corp.	136,200	7,879,170
HollyFrontier Corp.	21,910	1,121,792
Kinder Morgan, Inc.	1,215,058	23,280,511
Marathon Oil Corp.	367,000	6,092,200
Marathon Petroleum Corp.	510,493	31,655,671
Murphy Oil Corp.	60,500	1,748,450
Noble Energy, Inc.	314,872	6,974,415
Occidental Petroleum Corp.	362,333	23,968,328
PBF Energy, Inc. Class A	494,728	15,371,199
Phillips 66 Co.	761,576	73,385,463
Pioneer Natural Resources Co.	73,600	10,373,920
Royal Dutch Shell PLC Class A sponsored ADR	264,583	16,459,708
The Williams Companies, Inc.	245,934	6,563,978
Valero Energy Corp.	671,370	54,756,937
		776,296,795

TOTAL ENERGY		790,793,015

FINANCIALS - 24.7%
Banks - 13.2%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (b)	1,930,000	11,927,400
Bank of America Corp.	9,123,641	265,315,480
BB&T Corp.	696,400	35,495,508
BOK Financial Corp.	112,500	10,174,500
CIT Group, Inc.	307,600	15,678,372
Citigroup, Inc.	2,993,105	191,498,858
Citizens Financial Group, Inc.	409,039	15,109,901
Comerica, Inc.	63,700	5,548,907
Commerce Bancshares, Inc.	41,226	2,594,352
Cullen/Frost Bankers, Inc.	121,400	12,586,752
East West Bancorp, Inc.	304,100	16,606,901
Fifth Third Bancorp	1,292,284	35,641,193
First Republic Bank	35,171	3,692,252
Huntington Bancshares, Inc.	1,035,876	14,926,973
JPMorgan Chase & Co.	2,836,432	296,010,044
KeyCorp	1,810,713	31,977,192
M&T Bank Corp.	129,252	22,368,351
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (b)	1,639,000	8,555,580
PNC Financial Services Group, Inc.	532,103	67,055,620
Popular, Inc.	16,015	902,926
Prosperity Bancshares, Inc.	30,100	2,240,945
Regions Financial Corp.	3,743,929	61,400,436
Signature Bank	19,700	2,674,472
SunTrust Banks, Inc.	971,367	63,012,577
U.S. Bancorp	851,427	44,010,262
Umpqua Holdings Corp.	34,850	633,573
Webster Financial Corp.	39,800	2,285,316
Wells Fargo & Co.	3,235,612	161,424,683
Zions Bancorporation	85,300	4,358,830
		1,405,708,156
Capital Markets - 2.9%
Ameriprise Financial, Inc.	498,400	65,604,392
Bank of New York Mellon Corp.	437,700	22,970,496
BlackRock, Inc. Class A	32,400	14,360,328
Charles Schwab Corp.	117,258	5,395,041
E*TRADE Financial Corp.	111,600	5,467,284
Franklin Resources, Inc.	182,200	5,941,542
Goldman Sachs Group, Inc.	288,600	56,767,620
Invesco Ltd.	149,366	2,890,232
LPL Financial	26,500	1,998,365
Morgan Stanley	1,561,784	65,563,692
Northern Trust Corp.	132,265	12,327,098
Raymond James Financial, Inc.	52,400	4,327,192
State Street Corp.	200,300	14,395,561
T. Rowe Price Group, Inc.	192,674	19,350,250
TD Ameritrade Holding Corp.	169,000	9,519,770
The NASDAQ OMX Group, Inc.	55,900	5,118,763
		311,997,626
Consumer Finance - 2.1%
Ally Financial, Inc.	196,291	5,317,523
American Express Co.	487,926	52,569,147
Capital One Financial Corp.	953,080	79,658,426
Credit Acceptance Corp. (a)(b)	6,600	2,903,076
Discover Financial Services	745,692	53,399,004
Navient Corp.	530,400	6,481,488
Nelnet, Inc. Class A	146,121	8,010,353
Santander Consumer U.S.A. Holdings, Inc.	155,500	3,193,970
Synchrony Financial	255,700	8,338,377
		219,871,364
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	171,638	34,550,729
Donnelley Financial Solutions, Inc. (a)	25,273	359,129
Jefferies Financial Group, Inc.	153,900	3,119,553
Voya Financial, Inc.	75,700	3,828,149
		41,857,560
Insurance - 5.6%
AFLAC, Inc.	924,500	45,429,930
Alleghany Corp.	10,726	6,896,389
Allstate Corp.	744,227	70,240,144
American Financial Group, Inc.	194,500	19,383,870
American International Group, Inc.	464,704	20,075,213
Aon PLC	50,662	8,690,053
Athene Holding Ltd. (a)	50,400	2,245,320
Axis Capital Holdings Ltd.	190,900	10,894,663
Chubb Ltd.	422,291	56,544,765
Cincinnati Financial Corp.	70,800	6,146,856
Everest Re Group Ltd.	130,585	29,526,574
Fairfax Financial Holdings Ltd.	7,080	3,512,884
FNF Group	101,000	3,544,090
Genworth Financial, Inc. Class A (a)	504,800	1,953,576
Hartford Financial Services Group, Inc.	825,859	40,764,400
Lincoln National Corp.	626,300	39,156,276
Loews Corp.	403,648	19,221,718
Markel Corp. (a)	6,030	6,059,426
Marsh & McLennan Companies, Inc.	62,228	5,788,449
MetLife, Inc.	1,088,000	49,166,720
Principal Financial Group, Inc.	100,700	5,300,848
Progressive Corp.	207,400	15,119,460
Prudential Financial, Inc.	529,891	50,790,052
Reinsurance Group of America, Inc.	28,400	4,103,516
The Travelers Companies, Inc.	325,953	43,322,413
Torchmark Corp.	121,000	9,989,760
Unum Group	624,315	23,324,408
W.R. Berkley Corp.	52,500	4,392,150
		601,583,923
Mortgage Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	2,759,800	27,956,774
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	88,190	1,103,257
Radian Group, Inc.	780,900	15,899,124
		17,002,381

TOTAL FINANCIALS		2,625,977,784

HEALTH CARE - 11.7%
Biotechnology - 3.1%
AbbVie, Inc.	951,300	75,381,012
Amgen, Inc.	659,500	125,357,760
Biogen, Inc. (a)	139,300	45,691,793
Celgene Corp. (a)	180,800	15,028,096
Gilead Sciences, Inc.	1,009,544	65,640,551
United Therapeutics Corp. (a)	5,600	707,224
		327,806,436
Health Care Equipment & Supplies - 0.5%
Danaher Corp.	181,000	22,990,620
Medtronic PLC	370,868	33,563,554
		56,554,174
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)	325,832	8,566,123
AmerisourceBergen Corp.	119,655	9,967,262
Anthem, Inc.	35,179	10,579,381
Cardinal Health, Inc.	230,400	12,519,936
Cigna Corp.	90,618	15,807,404
CVS Health Corp.	301,153	17,415,678
DaVita HealthCare Partners, Inc. (a)	78,900	4,489,410
HCA Holdings, Inc.	534,683	74,342,324
Henry Schein, Inc. (a)	45,600	2,704,080
Laboratory Corp. of America Holdings (a)	44,000	6,522,560
McKesson Corp.	282,976	35,983,228
Quest Diagnostics, Inc.	54,000	4,673,700
UnitedHealth Group, Inc.	42,092	10,195,524
Universal Health Services, Inc. Class B	98,600	13,688,638
		227,455,248
Pharmaceuticals - 6.0%
Allergan PLC	44,029	6,063,234
Bristol-Myers Squibb Co.	543,100	28,056,546
Johnson & Johnson	1,454,759	198,778,270
Mallinckrodt PLC (a)	89,508	2,234,120
Merck & Co., Inc.	1,499,580	121,900,858
Mylan NV (a)	43,223	1,140,655
Novartis AG sponsored ADR	246,087	22,450,517
Novo Nordisk A/S Series B sponsored ADR	61,638	3,017,180
Pfizer, Inc.	5,836,262	253,001,958
		636,643,338

TOTAL HEALTH CARE		1,248,459,196

INDUSTRIALS - 8.6%
Aerospace & Defense - 2.1%
General Dynamics Corp.	164,600	28,018,212
Huntington Ingalls Industries, Inc.	119,700	25,066,377
Lockheed Martin Corp.	101,200	31,312,292
Moog, Inc. Class A	80,600	7,573,176
Northrop Grumman Corp.	51,100	14,816,956
Raytheon Co.	165,350	30,837,775
Spirit AeroSystems Holdings, Inc. Class A	397,900	39,312,520
Textron, Inc.	86,400	4,691,520
The Boeing Co.	51,871	22,821,165
United Technologies Corp.	196,550	24,700,439
Vectrus, Inc. (a)	37,733	1,017,282
		230,167,714
Air Freight & Logistics - 0.6%
FedEx Corp.	152,400	27,584,400
United Parcel Service, Inc. Class B	359,624	39,630,565
		67,214,965
Airlines - 1.3%
Alaska Air Group, Inc.	43,800	2,702,460
American Airlines Group, Inc.	163,800	5,836,194
Delta Air Lines, Inc.	1,180,520	58,530,182
JetBlue Airways Corp. (a)	124,000	2,070,800
Southwest Airlines Co.	458,691	25,705,044
United Continental Holdings, Inc. (a)	471,500	41,402,415
		136,247,095
Building Products - 0.3%
Johnson Controls International PLC	693,400	24,456,218
Masco Corp.	108,700	4,082,772
Owens Corning	90,492	4,518,266
		33,057,256
Commercial Services & Supplies - 0.1%
Deluxe Corp.	166,100	7,728,633
LSC Communications, Inc.	80,075	677,435
R.R. Donnelley & Sons Co.	213,533	1,148,808
		9,554,876
Construction & Engineering - 0.0%
AECOM (a)	47,800	1,479,888
Quanta Services, Inc.	51,900	1,849,716
		3,329,604
Electrical Equipment - 0.6%
Acuity Brands, Inc.	12,300	1,600,476
Eaton Corp. PLC	701,886	55,989,446
Hubbell, Inc. Class B	19,500	2,301,975
		59,891,897
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	56,432	6,945,651
Honeywell International, Inc.	363,343	55,980,256
		62,925,907
Machinery - 2.6%
AGCO Corp.	182,390	12,325,916
Allison Transmission Holdings, Inc.	246,600	12,256,020
Apergy Corp. (a)	68,677	2,883,060
Caterpillar, Inc.	349,300	47,972,862
Crane Co.	18,200	1,539,174
Cummins, Inc.	310,800	47,891,172
Deere & Co.	98,400	16,141,536
Dover Corp.	201,994	18,286,517
Illinois Tool Works, Inc.	42,797	6,166,192
Ingersoll-Rand PLC	108,100	11,411,036
Middleby Corp. (a)	18,360	2,250,752
Oshkosh Corp.	474,700	36,936,407
PACCAR, Inc.	152,200	10,319,160
Parker Hannifin Corp.	140,100	24,680,016
Pentair PLC	62,200	2,645,988
Snap-On, Inc.	24,500	3,920,000
Stanley Black & Decker, Inc.	53,700	7,111,491
Timken Co.	169,200	7,341,588
WABCO Holdings, Inc. (a)	18,600	2,558,058
		274,636,945
Road & Rail - 0.3%
AMERCO	8,500	3,269,015
Kansas City Southern	36,100	3,921,904
Ryder System, Inc.	184,000	11,437,440
Union Pacific Corp.	74,421	12,480,402
		31,108,761
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	570,900	11,338,074

TOTAL INDUSTRIALS		919,473,094

INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 2.7%
Cisco Systems, Inc.	4,795,869	248,282,138
CommScope Holding Co., Inc. (a)	178,734	4,166,290
Juniper Networks, Inc.	1,153,200	31,228,656
		283,677,084
Electronic Equipment & Components - 1.0%
Arrow Electronics, Inc. (a)	294,279	23,454,036
CDW Corp.	64,300	6,037,127
Corning, Inc.	1,313,700	45,729,897
Flextronics International Ltd. (a)	371,969	3,920,553
Tech Data Corp. (a)	166,200	16,988,964
Vishay Intertechnology, Inc.	590,800	12,950,336
		109,080,913
IT Services - 1.3%
Alliance Data Systems Corp.	23,800	4,117,400
CSG Systems International, Inc.	185,800	7,719,990
DXC Technology Co.	364,914	24,033,236
IBM Corp.	616,691	85,183,528
PayPal Holdings, Inc. (a)	200,000	19,614,000
The Western Union Co.	198,500	3,547,195
		144,215,349
Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	58,464	6,253,309
Applied Materials, Inc.	661,700	25,369,578
Cirrus Logic, Inc. (a)	198,579	7,968,975
Intel Corp.	4,040,000	213,958,400
KLA-Tencor Corp.	67,600	7,807,124
Lam Research Corp.	270,300	47,597,127
Microchip Technology, Inc. (b)	204,000	17,721,480
NXP Semiconductors NV	28,485	2,601,250
ON Semiconductor Corp. (a)	149,700	3,215,556
Qorvo, Inc. (a)	51,600	3,619,224
Qualcomm, Inc.	49,991	2,669,019
Skyworks Solutions, Inc.	222,100	18,136,686
Teradyne, Inc.	84,800	3,462,384
Texas Instruments, Inc.	286,791	30,336,752
		390,716,864
Software - 1.8%
Adobe, Inc. (a)	121,000	31,762,500
ANSYS, Inc. (a)	108,000	19,144,080
CDK Global, Inc.	37,600	2,181,176
Microsoft Corp.	355,787	39,858,818
Oracle Corp.	1,897,611	98,922,461
		191,869,035
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	646,700	111,976,105
Hewlett Packard Enterprise Co.	2,283,973	37,411,478
HP, Inc.	2,576,059	50,825,644
NCR Corp. (a)	411,900	11,541,438
NetApp, Inc.	74,400	4,850,880
Seagate Technology LLC	502,900	23,415,024
Western Digital Corp.	177,300	8,918,190
Xerox Corp.	437,550	13,520,295
		262,459,054

TOTAL INFORMATION TECHNOLOGY		1,382,018,299

MATERIALS - 3.5%
Chemicals - 2.0%
AdvanSix, Inc. (a)	60,711	1,988,285
Albemarle Corp. U.S. (b)	32,000	2,921,280
Cabot Corp.	215,400	10,097,952
Celanese Corp. Class A	251,600	25,736,164
DowDuPont, Inc.	256,063	13,630,233
Eastman Chemical Co.	405,571	33,536,666
FMC Corp.	128,678	11,516,681
Huntsman Corp.	639,400	15,850,726
LyondellBasell Industries NV Class A	576,000	49,259,520
Nutrien Ltd.	124,526	6,778,219
PPG Industries, Inc.	251,000	28,104,470
The Chemours Co. LLC	279,700	10,636,991
The Mosaic Co.	145,065	4,536,183
		214,593,370
Construction Materials - 0.3%
CEMEX S.A.B. de CV sponsored ADR (a)	569,368	2,761,435
CRH PLC sponsored ADR	144,959	4,600,999
Martin Marietta Materials, Inc.	126,039	23,670,124
		31,032,558
Containers & Packaging - 0.8%
Avery Dennison Corp.	22,400	2,420,096
Ball Corp.	188,076	10,302,803
Berry Global Group, Inc. (a)	39,200	2,056,824
Graphic Packaging Holding Co.	330,612	4,026,854
International Paper Co.	472,200	21,636,204
Packaging Corp. of America	240,647	23,003,447
Sealed Air Corp.	48,000	2,093,760
Sonoco Products Co.	40,400	2,338,756
WestRock Co.	529,093	19,777,496
		87,656,240
Metals & Mining - 0.2%
Newmont Mining Corp.	184,200	6,284,904
Nucor Corp.	137,400	8,322,318
Reliance Steel & Aluminum Co.	31,300	2,793,525
Steel Dynamics, Inc.	102,400	3,821,568
		21,222,315
Paper & Forest Products - 0.2%
Domtar Corp.	211,100	10,747,101
Schweitzer-Mauduit International, Inc.	199,000	7,673,440
		18,420,541

TOTAL MATERIALS		372,925,024

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Homes 4 Rent Class A	173,106	3,780,635
Brixmor Property Group, Inc.	304,007	5,307,962
CorePoint Lodging, Inc.	84,730	1,183,678
EastGroup Properties, Inc.	32,433	3,426,871
Equity Lifestyle Properties, Inc.	84,000	9,125,760
Equity Residential (SBI)	71,222	5,248,349
Essex Property Trust, Inc.	16,034	4,486,955
Federal Realty Investment Trust (SBI)	31,812	4,249,765
Hospitality Properties Trust (SBI)	690,200	18,683,714
Kimco Realty Corp.	257,954	4,537,411
Lexington Corporate Properties Trust	1,090,900	10,134,461
Mack-Cali Realty Corp.	195,878	4,115,397
Medical Properties Trust, Inc.	759,300	13,842,039
Mid-America Apartment Communities, Inc.	65,591	6,793,916
Omega Healthcare Investors, Inc.	513,000	18,416,700
Outfront Media, Inc.	201,288	4,516,903
Piedmont Office Realty Trust, Inc. Class A	655,900	13,426,273
Public Storage	32,025	6,772,967
Rayonier, Inc.	141,659	4,174,691
SL Green Realty Corp.	90,779	8,235,471
Sun Communities, Inc.	80,000	9,085,600
VEREIT, Inc.	2,035,200	16,220,544
Weyerhaeuser Co.	66,223	1,648,290
		177,414,352
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	166,926	8,306,238
Howard Hughes Corp. (a)	5,500	612,590
Jones Lang LaSalle, Inc.	19,700	3,252,864
		12,171,692

TOTAL REAL ESTATE		189,586,044

UTILITIES - 2.5%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	309,971	25,154,147
Duke Energy Corp.	286,618	25,698,170
Edison International	141,103	8,450,659
Entergy Corp.	414,600	38,694,618
Eversource Energy	186,058	12,988,709
Exelon Corp.	1,021,300	49,624,967
FirstEnergy Corp.	578,000	23,553,500
NextEra Energy, Inc.	41,277	7,748,518
OGE Energy Corp.	68,900	2,929,628
Pinnacle West Capital Corp.	45,300	4,246,422
Xcel Energy, Inc.	165,607	9,085,200
		208,174,538
Gas Utilities - 0.1%
National Fuel Gas Co.	212,000	12,760,280
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	231,600	3,990,468
Multi-Utilities - 0.4%
Ameren Corp.	104,900	7,473,076
DTE Energy Co.	72,800	8,995,168
NiSource, Inc.	90,602	2,444,442
Public Service Enterprise Group, Inc.	218,000	12,820,580
WEC Energy Group, Inc.	136,400	10,404,592
		42,137,858

TOTAL UTILITIES		267,063,144

TOTAL COMMON STOCKS
(Cost $6,888,361,450)		9,523,809,161

Equity Funds - 9.0%
Large Blend Funds - 3.2%
Fidelity SAI U.S. Low Volatility Index Fund (c)	25,233,721	342,169,255
Large Value Funds - 5.8%
Fidelity SAI U.S. Value Index Fund (c)	10,423,363	101,315,090
Invesco Diversified Dividend Fund - Class A	26,993,518	518,545,467

TOTAL LARGE VALUE FUNDS		619,860,557

TOTAL EQUITY FUNDS
(Cost $713,311,272)		962,029,812

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.33% 4/25/19
(Cost $9,965)	10,000	9,964

Money Market Funds - 1.7%
Fidelity Securities Lending Cash Central Fund 2.45% (d)(e)	54,745,917	54,751,392
State Street Institutional U.S. Government Money Market Fund Premier Class 2.35% (f)	125,627,281	125,627,281
TOTAL MONEY MARKET FUNDS
(Cost $180,378,673)		180,378,673
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $7,782,061,360)		10,666,227,610
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(21,482,502)
NET ASSETS - 100%		$10,644,745,108

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated Fund

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$165,318
Total	$165,318

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Energy Portfolio	$217,755,545	$--	$192,262,196	$--	$47,807,196	$(73,300,545)	$--
Fidelity Low-Priced Stock Fund	283,631,373	17,367,403	256,492,767	24,443,445	54,870,636	(99,376,645)	--
Fidelity SAI U.S. Low Volatility Index Fund	154,255,175	318,456,362	158,096,312	4,426,849	8,737,957	18,816,073	342,169,255
Fidelity SAI U.S. Value Index Fund	10,055,602	305,484,939	227,175,642	1,298,321	1,254,664	11,695,527	101,315,090
Total	$665,697,695	$641,308,704	$834,026,917	$30,168,615	$112,670,453	$(142,165,590)	$443,484,345

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$509,801,321	$509,801,321	$--	$--
Consumer Discretionary	675,659,684	675,659,684	--	--
Consumer Staples	542,052,556	542,052,556	--	--
Energy	790,793,015	790,793,015	--	--
Financials	2,625,977,784	2,625,977,784	--	--
Health Care	1,248,459,196	1,248,459,196	--	--
Industrials	919,473,094	919,473,094	--	--
Information Technology	1,382,018,299	1,382,018,299	--	--
Materials	372,925,024	372,925,024	--	--
Real Estate	189,586,044	189,586,044	--	--
Utilities	267,063,144	267,063,144	--	--
Equity Funds	962,029,812	962,029,812	--	--
Other Short-Term Investments	9,964	--	9,964	--
Money Market Funds	180,378,673	180,378,673	--	--
Total Investments in Securities:	$10,666,227,610	$10,666,217,646	$9,964	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Tax-Sensitive Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 28, 2019

TSS-QTLY-0419
1.9885906.101

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 57.3%
	Principal Amount	Value
Alabama - 0.7%
Black Belt Energy Gas District Bonds:
Series 2016 A, 4%, tender 6/1/21 (a)	$3,035,000	$3,144,199
Series 2017 A, 4%, tender 7/1/22 (a)	1,500,000	1,577,910
Chatom Ind. Dev. Board Gulf Opportunity Zone Rev. (Alabama Elec. Coop., Inc. Proj.) Series 2007 A, 1.85%, tender 8/1/19 (a)	3,000,000	3,000,218
Health Care Auth. for Baptist Health Series 2006 B, 1.85%, tender 11/15/37 (a)	1,100,000	1,100,000
Jefferson County Gen. Oblig.:
Series 2018 A:
4% 4/1/19	3,500,000	3,505,634
4.9% 4/1/21	725,000	740,711
Series 2018 B, 5% 4/1/21	270,000	287,204
Mobile County Board of School Commissioners:
Series 2016 A:
3% 3/1/19	140,000	140,000
5% 3/1/22	15,000	16,213
5% 3/1/23	20,000	22,063
5% 3/1/24	25,000	28,052
5% 3/1/25	25,000	28,460
Series 2016 B:
5% 3/1/19	230,000	230,000
5% 3/1/22	20,000	21,617
5% 3/1/24	20,000	22,441
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	8,240,000	8,177,710
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/20	65,000	66,601
5% 3/1/21	10,000	10,496
5% 3/1/22	70,000	75,197
5% 3/1/25	35,000	39,491

TOTAL ALABAMA		22,234,217

Alaska - 0.1%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	25,000	26,248
5% 9/1/22	25,000	27,810
Series B:
5% 9/1/20	45,000	47,246
5% 9/1/22	30,000	33,372
Series C:
5% 9/1/19	45,000	45,748
5% 9/1/20	30,000	31,498
5% 9/1/22	20,000	22,248
Series D, 5% 9/1/20	45,000	47,246
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	230,000	240,217
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.) Series 2003 B, 5% 1/1/21	1,450,000	1,530,214

TOTAL ALASKA		2,051,847

Arizona - 1.9%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/20 (b)	160,000	166,086
5% 10/1/21 (b)	140,000	149,359
5% 10/1/22 (b)	150,000	164,321
5% 10/1/23 (b)	195,000	218,375
5% 10/1/24 (b)	195,000	222,953
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/19	15,000	15,354
5% 12/1/20	20,000	21,096
5% 12/1/21	25,000	27,067
5% 12/1/22	15,000	16,656
5% 12/1/23	20,000	22,695
5% 12/1/24	35,000	40,500
Bonds Series 2013 A3, 3.59%, tender 2/1/23 (a)	2,000,000	2,085,220
Arizona State Lottery Rev. Series 2019:
5% 7/1/20 (b)	460,000	470,304
5% 7/1/21(b)	865,000	908,985
5% 7/1/22 (b)	690,000	744,814
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A, 5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	115,000	117,261
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	5,000,000	5,057,200
Series 2007, 2.7%, tender 8/14/23 (a)(c)	4,000,000	4,053,840
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.):
Series 2017 A, 1.8%, tender 5/21/20 (a)(c)	2,405,000	2,393,216
Series 2017 B, 1.6%, tender 5/21/20 (a)	280,000	278,295
Glendale Gen. Oblig.:
Series 2010, 5% 7/1/20	3,585,000	3,739,263
Series 2015, 5% 7/1/22 (FSA Insured)	20,000	22,084
Series 2017:
5% 7/1/21	65,000	69,688
5% 7/1/22	75,000	82,687
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	15,000	16,128
5% 7/1/22 (FSA Insured)	25,000	27,691
5% 7/1/23 (FSA Insured)	30,000	34,001
Maricopa County Cmnty. College District (Arizona Gen. Obligations Bonds Proj. of 2004) Series 2011 D, 4.25% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	1,875,000	1,984,838
Maricopa County Indl. Dev. Auth. Series 2019 A, 5% 9/1/19	1,000,000	1,016,038
Maricopa County Indl. Dev. Auth. Rev.:
Bonds Series B, 5%, tender 10/18/22 (a)	1,090,000	1,207,121
Series 2016 A:
5% 1/1/20	815,000	836,717
5% 1/1/25	105,000	122,066
5% 1/1/26	235,000	278,179
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/20	30,000	30,924
Maricopa County Unified School District #41 Gilbert Series 2016, 3% 7/1/19	840,000	843,670
Phoenix Ariz Ind. Dev. Auth. Rev. Series 2015A, 3% 7/1/20 (d)	430,000	427,502
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/20 (c)	3,000,000	3,127,080
5% 7/1/21 (c)	2,750,000	2,945,085
Series 2018:
5% 7/1/19 (c)	525,000	530,505
5% 7/1/20 (c)	620,000	646,263
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 2.3%, tender 5/1/19 (a)(c)	14,080,000	14,080,783
Pima County Indl. Dev. Auth. E Series 2013 Q, 4% 7/1/19	265,000	266,284
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	50,000	54,386
5% 12/1/22	55,000	61,388
5% 12/1/23	75,000	85,653
Scottsdale Indl. Dev. Auth. Hosp. Rev. Series 2006 F, 1.93%, tender 9/1/45 (FSA Insured) (a)	14,725,000	14,725,000
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2009, 6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	400,000	406,340

TOTAL ARIZONA		64,840,961

Arkansas - 0.4%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. Bonds:
(Hsg. Alliance 2 Proj.) Series 2018 B, 2.1%, tender 12/1/20 (a)	2,900,000	2,914,442
(Pine Bluff RAD Conversion Proj.) Series 2017, 1.69%, tender 11/1/19	2,070,000	2,069,178
Series 2018 A, 2.1%, tender 12/1/20 (a)	8,000,000	8,038,480
Little Rock School District Series 2017, 3% 2/1/21	1,470,000	1,504,325

TOTAL ARKANSAS		14,526,425

California - 2.9%
Alameda Corridor Trans. Auth. Rev. Series 2004:
0% 10/1/19	5,000	4,928
0% 10/1/19 (Escrowed to Maturity)	75,000	74,350
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	115,000	120,888
Series B, 2.85%, tender 4/1/25 (a)	95,000	99,084
Series C, 2.1%, tender 4/1/22 (a)	1,085,000	1,092,628
California Gen. Oblig.:
Bonds:
Series 2012 A, 1.99%, tender 5/1/21 (a)	5,995,000	5,984,269
Series 2013 D, 2.03%, tender 12/1/20 (a)	4,690,000	4,687,983
Series 2013, 2.12%, tender 12/1/22 (a)	3,270,000	3,271,570
5.25% 9/1/22	35,000	39,255
California Health Facilities Fing. Auth. Rev. Bonds:
Series 2013 C, 5%, tender 10/15/19 (a)	475,000	484,170
Series 2016 C, 1%, tender 8/15/19 (a)	2,520,000	2,508,707
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2011 A-2, 3 month U.S. LIBOR + 0.370% 2.285%, tender 4/1/20 (a)(e)	7,150,000	7,165,873
Series 2012 B, 1 month U.S. LIBOR + 0.200% 1.956%, tender 4/1/21 (a)(e)	5,000,000	4,996,250
Series 2018 A, 1 month U.S. LIBOR + 0.380% 2.119%, tender 8/1/21 (a)(e)	400,000	400,324
Series 2018 C, 1 month U.S. LIBOR + 0.380% 2.115%, tender 8/1/21 (a)(e)	1,055,000	1,055,855
Series 2018 D, 1 month U.S. LIBOR + 0.380% 2.119%, tender 8/1/21 (a)(e)	5,500,000	5,504,455
California Pub. Works Board Lease Rev.:
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	20,000	22,010
(Univ. Proj.) Series 2011 B, 5% 10/1/19 (Escrowed to Maturity)	35,000	35,723
(Various Cap. Projs.) Series 2012 G, 5% 11/1/22	25,000	27,965
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018, 5% 1/1/20	250,000	256,162
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co.) Series 2006 A & B, 1.9%, tender 4/1/20 (a)	2,040,000	2,024,333
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
1.81%, tender 7/1/41 (FSA Insured) (a)	9,000,000	9,000,000
1.85%, tender 7/1/40 (FSA Insured) (a)	5,200,000	5,200,000
1.99%, tender 7/1/40 (FSA Insured) (a)	10,450,000	10,450,000
Compton Unified School District Series 2006 D, 0% 6/1/20 (AMBAC Insured)	2,280,000	2,230,547
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 4% 6/1/21	75,000	78,784
Series 2017 A1:
5% 6/1/21	25,000	26,607
5% 6/1/22	40,000	43,510
5% 6/1/23	45,000	49,843
5% 6/1/24	25,000	27,896
Series A, 0% 6/1/24 (AMBAC Insured)	75,000	67,263
Long Beach Hbr. Rev. Series 1998 A, 6% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,008,614
Los Angeles Dept. Arpt. Rev. Series 2016 B, 4% 5/15/19 (c)	3,000,000	3,013,022
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	20,000	22,756
Palomar Pomerado Health Care Dis:
Series 2006 A, 2.15%, tender 11/1/36 (FSA Insured) (a)	5,350,000	5,350,000
Series 2006 B, 2.15%, tender 11/1/36 (FSA Insured) (a)	7,225,000	7,225,000
Series 2006 C, 2.15%, tender 11/1/36 (FSA Insured) (a)	2,500,000	2,500,000
Port of Oakland Rev.:
Series 2011 O, 5% 5/1/19 (c)	2,485,000	2,497,835
Series 2012 P, 5% 5/1/21 (c)	55,000	58,654
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 A, 5% 1/1/20 (c)	1,010,000	1,036,240
San Jose Int. Arpt. Rev.:
Series 2011 A1, 5.25% 3/1/20 (c)	2,000,000	2,068,517
Series 2017 A, 5% 3/1/19 (c)	3,500,000	3,500,000
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	30,000	34,764

TOTAL CALIFORNIA		95,346,634

Colorado - 1.0%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	620,000	582,174
Colorado Health Facilities Auth. Rev. Bonds:
Series 2008 D3, 5%, tender 11/12/21 (a)	115,000	122,892
Series 2009 B-3, 1.875%, tender 11/6/19 (a)	1,140,000	1,137,603
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Bonds (Park Ter Proj.) Series 2018, 1.85%, tender 10/1/19 (a)	1,325,000	1,323,325
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A:
5% 6/1/20	115,000	119,640
5% 6/1/23	100,000	112,761
Series 2014 A, 5% 6/1/23	85,000	95,847
Series 2015 A, 5% 6/1/19	250,000	251,979
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2017C-1, 4%, tender 3/1/20 (a)	5,865,000	5,922,092
Series 2017C-2, 5%, tender 3/1/22 (a)	450,000	482,787
Denver City & County Arpt. Rev.:
Series 2007, 2.15%, tender 11/15/25 (a)	3,525,000	3,525,000
Series 2011 A, 5.25% 11/15/22 (c)	1,750,000	1,903,370
Series 2012 B, 5% 11/15/20	500,000	528,255
Series 2017 A, 5% 11/15/19 (c)	420,000	429,259
Series 2018 A:
5% 12/1/19 (c)	1,750,000	1,790,370
5% 12/1/20 (c)	8,375,000	8,820,466
Denver Health & Hosp. Auth. Healthcare Rev. Series 2017 A:
5% 12/1/19 (d)	375,000	383,062
5% 12/1/20 (d)	325,000	341,195
E-470 Pub. Hwy. Auth. Rev.:
Bonds:
Series 2017 A, 1 month U.S. LIBOR + 0.900% 2.568%, tender 3/7/19 (a)(e)	600,000	600,033
Series 2019 A, 1 month U.S. LIBOR + 0.420% 0%, tender 9/1/21 (a)(b)(e)	2,250,000	2,250,000
Series 2000 B:
0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380,000	1,365,764
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	505,000	488,567
Series 2015 A:
2.35% 9/1/20	100,000	100,073
5% 9/1/19	20,000	20,283
5% 9/1/20	275,000	285,827
Pueblo Colo Urban Renewal Auth. Series 2017, 2.75% 6/1/20	155,000	154,847

TOTAL COLORADO		33,137,471

Connecticut - 2.3%
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/19	455,000	458,896
Series 2011 B:
5% 5/15/20	275,000	285,436
5% 5/15/21	505,000	538,567
Series 2011 C, SIFMA Municipal Swap Index + 1.100% 2.84% 5/15/19 (a)(e)	1,280,000	1,281,729
Series 2011 D, 5% 11/1/19	790,000	806,925
Series 2012 A:
SIFMA Municipal Swap Index + 1.100% 2.84% 4/15/19 (a)(e)	520,000	520,456
SIFMA Municipal Swap Index + 1.250% 2.99% 4/15/20 (a)(e)	4,135,000	4,172,215
Series 2012 C:
5% 6/1/19	130,000	131,035
5% 6/1/20	860,000	893,832
5% 6/1/21	510,000	544,333
Series 2012 D, SIFMA Municipal Swap Index + 0.920% 2.66% 9/15/19 (a)(e)	645,000	646,706
Series 2013 A:
SIFMA Municipal Swap Index + 0.550% 2.29% 3/1/19 (a)(e)	230,000	230,000
SIFMA Municipal Swap Index + 0.650% 2.39% 3/1/20 (a)(e)	105,000	105,221
5% 10/15/19	360,000	367,218
Series 2013 D:
SIFMA Municipal Swap Index + 0.880% 2.62% 8/15/19 (a)(e)	255,000	255,522
5% 8/15/20	190,000	198,700
Series 2014 B, SIFMA Municipal Swap Index + 0.490% 2.23% 3/1/19 (a)(e)	110,000	110,000
Series 2014 C, 5% 6/15/20	400,000	416,224
Series 2014 E, 5% 9/1/19	430,000	437,003
Series 2015 A, 5% 3/15/22	275,000	298,350
Series 2015 C, SIFMA Municipal Swap Index + 0.900% 2.64% 6/15/21(a)(e)	2,500,000	2,522,100
Series 2015 F, 5% 11/15/20	180,000	189,643
Series 2016 A:
5% 3/15/19	650,000	650,657
5% 3/15/26	45,000	51,895
Series 2016 B:
5% 5/15/20	305,000	316,575
5% 5/15/21	1,770,000	1,887,652
Series 2016 E:
4% 10/15/19	885,000	897,365
5% 10/15/20	1,080,000	1,135,069
Series 2016 G:
3% 11/1/20	285,000	290,652
5% 11/1/19	510,000	520,926
Series 2017 A, 5% 4/15/20	2,825,000	2,925,146
Series 2017 B:
3% 4/15/22	325,000	333,619
5% 4/15/19	645,000	647,433
5% 4/15/20	100,000	103,545
Series 2018 A, 5% 4/15/20	685,000	709,283
Series 2018 B:
5% 4/15/21	1,715,000	1,825,909
5% 4/15/22	685,000	744,883
Series 2018 E, 5% 9/15/20	415,000	435,086
Series 2018 F, 5% 9/15/20	750,000	786,300
Series A, 5% 2/15/21	2,250,000	2,255,288
Series D, SIFMA Municipal Swap Index + 1.020% 2.76% 8/15/20 (a)(e)	890,000	897,129
Connecticut Health & Edl. Facilities Auth. Rev.:
(Connecticut St Univ. Sys. Proj.) Series 2013 N, 5% 11/1/20	2,035,000	2,138,134
(Stamford Hosp. Proj.) Series 2010 I, 5% 7/1/20	900,000	933,426
Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B, 1.65%, tender 3/1/19 (a)	625,000	625,000
(Yale New Haven Hosp. Proj.) Series B, 1 month U.S. LIBOR + 0.550% 2.231%, tender 3/1/19 (a)(e)	1,075,000	1,075,030
(Yale Univ. Proj.):
Series 2014 A, 1.3%, tender 2/3/20 (a)	2,855,000	2,841,593
Series 2017 B, 5%, tender 7/1/20 (a)	1,635,000	1,706,678
Series 2013 A, 1%, tender 7/1/19 (a)	3,270,000	3,261,303
Series 2015 A, 2.05%, tender 7/21/21 (a)	9,975,000	10,044,326
Series 2016 CT, 3% 12/1/19	155,000	156,476
Series 2018 S, 5% 7/1/20	1,200,000	1,250,352
Series A:
5% 7/1/20	505,000	526,730
5% 7/1/21	800,000	856,376
Series N, 5% 7/1/21	610,000	653,273
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. Series 2017 B:
4% 11/15/19 (c)	265,000	267,888
5% 11/15/21 (c)	155,000	165,083
5% 11/15/23 (c)	125,000	137,519
Connecticut Hsg. Fin. Auth.:
(Ct Gen. Hsg. 9/27/72 Proj.) Series 2012 A, 2.4% 11/15/20	270,000	271,925
Bonds:
Series 2017 E-3, 1.5%, tender 11/15/20 (a)	1,275,000	1,260,848
Series 2018 E, 2.25%, tender 11/15/19 (a)(c)	4,325,000	4,328,421
Series 2013 B2, 4% 11/15/32	90,000	92,143
Series 2016 F:
1.55% 5/15/20 (c)	220,000	218,361
1.6% 11/15/20 (c)	565,000	559,565
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2012 B, 5% 1/1/21	325,000	343,522
Hartford Gen. Oblig. Series 2012 A, 5% 4/1/21 (FSA Insured)	2,000,000	2,125,760
Hbr. Point Infra Impt. District Series 2010 A, 7.875% 4/1/39 (Pre-Refunded to 4/1/20 @ 100)	1,566,000	1,668,714
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/19 (c)	250,000	252,227
5% 6/15/20 (c)	315,000	327,490
New Britain Gen. Oblig. Series 2017 A:
5% 3/1/20 (FSA Insured)	65,000	67,068
5% 3/1/21 (FSA Insured)	90,000	95,537
New Haven Gen. Oblig.:
Series 2016 A:
5% 8/15/23 (Escrowed to Maturity)	20,000	22,778
5% 8/15/25 (FSA Insured)	20,000	23,408
Series 2017 A, 5.25% 8/1/19	160,000	162,027
Stratford Gen. Oblig. Series 2017, 4% 7/1/19 (FSA Insured)	165,000	166,145
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/19	5,000,000	5,018,453

TOTAL CONNECTICUT		76,468,102

Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	55,000	56,466
5% 1/1/21	45,000	47,656

TOTAL DELAWARE, NEW JERSEY		104,122

District Of Columbia - 0.5%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds (Liberty Place Apts. Proj.) Series 2018, 2.13%, tender 12/1/20 (a)	5,000,000	5,017,300
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/22 (c)	140,000	154,655
Series 2014 A:
5% 10/1/19 (c)	315,000	320,900
5% 10/1/23 (c)	10,000	11,302
Series 2017 A:
5% 10/1/26 (c)	145,000	172,464
5% 10/1/27 (c)	110,000	132,155
Series 2018 A, 5% 10/1/19 (c)	2,615,000	2,663,983
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/19	4,300,000	4,380,795
5% 10/1/21	2,000,000	2,159,300
Washington D.C. Metropolitan Transit Auth. Rev. Series 2018, 5% 7/1/20	1,000,000	1,043,840

TOTAL DISTRICT OF COLUMBIA		16,056,694

Florida - 2.9%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/20	485,000	505,676
5% 7/1/21	20,000	21,452
Series 2015 C:
5% 7/1/21	15,000	16,089
5% 7/1/22	80,000	88,118
5% 7/1/23	65,000	73,438
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 4% 10/1/19 (c)	1,635,000	1,656,598
Series 2012 Q, 5% 10/1/21 (c)	320,000	344,064
Series 2012 Q1, 5% 10/1/21	20,000	21,635
Series A:
5% 10/1/22 (c)	65,000	71,662
5% 10/1/23 (c)	90,000	101,342
Broward County Port Facilities Rev. Series 2011 B:
5% 9/1/20 (c)	500,000	522,310
5% 9/1/21 (c)	355,000	381,043
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	70,000	77,127
Series 2015 A:
5% 7/1/20	85,000	88,624
5% 7/1/21	100,000	107,449
5% 7/1/22	75,000	82,636
5% 7/1/23	60,000	67,815
5% 7/1/24	30,000	34,682
Series 2015 B:
5% 7/1/20	65,000	67,771
5% 7/1/21	135,000	145,056
5% 7/1/22	100,000	110,181
5% 7/1/23	60,000	67,815
5% 7/1/24	25,000	28,902
Central Florida Expressway Auth. Sr. Lien Rev. Series 2018, 5% 7/1/19	280,000	283,075
Citizens Property Ins. Corp.:
(Citizens Pla Proj.) Series 2012 A-1, 5% 6/1/20	1,215,000	1,263,260
Series 2012 A1, 5% 6/1/21	2,715,000	2,908,308
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/20	20,000	21,159
Escambia County Poll. Cont. Rev. Bonds Series 1997, 2.1%, tender 4/11/19 (a)	3,000,000	2,999,822
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/24	219,000	254,506
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 A, 5% 6/1/19	1,000,000	1,008,184
Series 2013 C, 5% 6/1/19	1,210,000	1,219,903
Series 2016 C, 5% 6/1/19	1,320,000	1,330,803
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/20	45,000	45,848
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Series 2019 A, 2% 8/1/21	2,500,000	2,500,700
Florida Hsg. Fin. Corp. Rev. Series 2017:
1.95% 1/1/21	455,000	456,447
2% 7/1/21	395,000	396,995
2.05% 1/1/22	300,000	302,292
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	20,000	21,467
5% 10/1/22	45,000	49,400
5% 10/1/23	55,000	61,549
5% 10/1/24	45,000	51,145
5% 10/1/25	40,000	46,206
5% 10/1/26	45,000	51,562
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 C:
5% 10/1/19	35,000	35,680
5% 10/1/20	20,000	21,053
Series 2016:
5% 10/1/19 (c)	1,900,000	1,935,921
5% 10/1/20 (c)	50,000	52,393
Series 2017 A:
5% 10/1/25 (c)	20,000	23,262
5% 10/1/26 (c)	45,000	52,975
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	30,000	33,246
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,070,000	1,110,553
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	45,000	49,957
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	20,000	20,853
5% 7/1/22	45,000	49,566
5% 7/1/23	45,000	50,781
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2013 B, 5% 10/1/21	750,000	803,858
Series 2013 C:
5% 10/1/19	880,000	894,750
5% 10/1/22	430,000	472,041
Series 2013 D, 5% 10/1/20	500,000	522,660
Series 2014 A:
5% 10/1/19	335,000	340,615
5% 10/1/20	270,000	282,236
5% 10/1/21	1,050,000	1,127,595
JEA Wtr. & Swr. Sys. Rev. Series 2010 D:
5% 10/1/21 (Pre-Refunded to 4/1/20 @ 100)	30,000	31,053
5% 10/1/21 (Pre-Refunded to 4/1/20 @ 100)	15,000	15,543
5% 10/1/39 (Pre-Refunded to 4/1/20 @ 100)	2,345,000	2,427,310
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/19	70,000	71,548
Lee County Solid Waste Sys. Rev. Series 2016, 5% 10/1/20 (c)	130,000	135,298
Manatee County Rev. Series 2013:
5% 10/1/19	25,000	25,484
5% 10/1/20	45,000	47,363
5% 10/1/21	45,000	48,655
5% 10/1/22	20,000	22,225
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	30,000	34,948
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds Series 2016, 1.78%, tender 4/1/19 (a)	2,125,000	2,124,786
Miami Health Facilities Auth. Rev. Series 2017, 5% 7/1/20	110,000	113,159
Miami-Dade County Series 2013 D, 5% 10/1/19 (c)	1,245,000	1,265,436
Miami-Dade County Aviation Rev.:
Series 2009 B, 5.5% 10/1/36 (Pre-Refunded to 10/1/19 @ 100)	3,190,000	3,260,882
Series 2010, 5% 10/1/22	40,000	42,127
Series 2012 A:
5% 10/1/19 (c)	740,000	753,990
5% 10/1/20 (c)	1,150,000	1,205,039
5% 10/1/21 (c)	245,000	262,912
Series 2014, 5% 10/1/20 (c)	560,000	586,802
Series 2017 B:
5% 10/1/19 (c)	2,095,000	2,134,486
5% 10/1/20 (c)	45,000	47,154
Series 2018 A, 4% 10/1/19 (c)	8,805,000	8,920,805
Series A1, 5% 10/1/21	200,000	210,860
Miami-Dade County Edl. Facilities Rev. Series 2007 B, 5.25% 4/1/19 (AMBAC Insured)	4,000,000	4,010,246
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
5% 7/1/20	20,000	20,861
5% 7/1/21	45,000	48,309
5% 7/1/22	45,000	49,612
5% 7/1/23	45,000	49,520
Bonds Series 2012:
2.01%, tender 7/1/26, LOC Dexia Cr. Local SA (a)(d)	1,740,000	1,740,000
2.01%, tender 8/1/28, LOC Dexia Cr. Local SA (a)(d)	2,000,000	2,000,000
Series 2014 A, 5% 7/1/24	15,000	17,300
Series 2014 B:
5% 7/1/22	35,000	38,587
5% 7/1/23	70,000	79,055
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	85,000	94,921
Miami-Dade County Health Facilities Auth. Hosp. Rev. Series 2010, 5.25% 8/1/21	120,000	125,803
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(c)	3,960,000	3,997,145
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	415,000	418,233
Miami-Dade County School Board Ctfs. of Prtn.:
(Miami-Dade County School District) Series 2012 B-2, 4% 4/1/20	190,000	194,532
Series 2014 D:
5% 11/1/20	320,000	336,864
5% 11/1/21	135,000	146,016
5% 11/1/22	65,000	72,147
5% 11/1/23	165,000	186,897
Series 2015 A:
5% 5/1/19	20,000	20,104
5% 5/1/20	1,155,000	1,197,700
5% 5/1/21	250,000	266,663
5% 5/1/22	80,000	87,602
5% 5/1/23	140,000	156,961
Series 2015 B, 5% 5/1/24	645,000	737,596
Series 2015 D, 5% 2/1/22	410,000	446,010
Series 2016 A, 5% 8/1/27	120,000	140,832
Series 2016 C, 5% 2/1/20	470,000	483,698
North Broward Hosp. District Rev. Series 2017 B:
5% 1/1/20	220,000	225,112
5% 1/1/21	205,000	215,277
Orange County Health Facilities Auth.:
Series 2009, 5.25% 10/1/19	25,000	25,492
Series B:
4% 10/1/19 (b)	1,825,000	1,833,608
5% 10/1/20 (b)	1,660,000	1,719,196
5% 10/1/21 (b)	1,330,000	1,412,912
5% 10/1/22 (b)	1,295,000	1,408,584
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B, 5% 10/1/19	50,000	50,980
Palm Beach County Health Facilities A Series 2016, 4% 11/15/19	3,085,000	3,123,563
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	20,000	20,255
5% 12/1/20	30,000	31,437
5% 12/1/21	35,000	37,621
5% 12/1/23	5,000	5,587
5% 12/1/24	10,000	11,368
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 4% 5/15/19	790,000	792,011
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.):
Series 2018 A:
5% 8/1/20	1,150,000	1,202,406
5% 8/1/21	2,000,000	2,154,200
Series 2018 B, 5% 8/1/21	1,100,000	1,184,810
Series 2014 B:
4% 8/1/19	190,000	191,830
4% 8/1/21	90,000	94,716
5% 8/1/19	65,000	65,892
5% 8/1/21	115,000	123,895
5% 8/1/22	20,000	22,148
Series 2015 B:
5% 8/1/19	60,000	60,823
5% 8/1/20	40,000	41,834
Pasco County School Board Ctfs. of Prtn. Series 2005 B, 2.15%, tender 8/1/30 (a)	3,975,000	3,975,000
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/19	25,000	25,473
5% 10/1/20	20,000	21,002
5% 10/1/21	20,000	21,593
5% 10/1/22	20,000	22,130
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (c)	45,000	45,835
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	20,000	23,512
5% 7/1/26	25,000	29,888
South Broward Hosp. District Rev. Series 2015, 5% 5/1/19	2,195,000	2,206,798
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 5% 8/15/19	3,520,000	3,571,170
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	65,000	69,868
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	30,000	33,944
Tampa Solid Waste Sys. Rev.:
Series 2010, 5% 10/1/19 (FSA Insured) (c)	255,000	259,510
Series 2013, 5% 10/1/20 (c)	170,000	178,002
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A, 5% 9/1/20	40,000	41,845
Series 2016 A:
5% 9/1/19	130,000	132,033
5% 9/1/20	150,000	156,920
Univ. North Florida Fing. Corp. Cir Series 2016, 5% 11/1/19 (FSA Insured)	705,000	718,792
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/19	5,000	5,068

TOTAL FLORIDA		96,379,130

Georgia - 1.7%
Atlanta Urban Resdtl Fin. Bonds (Bethel Towers Apt. Proj.) Series 2018, 2.07%, tender 11/1/20 (a)	10,000,000	10,021,100
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/20 (c)	565,000	579,773
5% 1/1/22	20,000	21,847
5% 1/1/23	20,000	22,466
5% 1/1/24	25,000	28,729
Augusta Hsg. Auth. Multi-family Hsg. Rev. Bonds (Richmond Villas Apts. Proj.) Series 2017, 1.2%, tender 3/1/19 (a)	1,530,000	1,530,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 5, 2.05%, tender 11/19/21 (a)	375,000	367,609
Series 2008, 1.65%, tender 6/18/21 (a)	485,000	471,488
(Georgia Pwr. Co. Proj.) Series 2017, 1.85%, tender 8/22/19 (a)	3,635,000	3,630,107
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	220,000	219,580
Series 1996, 2.35%, tender 12/11/20 (a)	1,485,000	1,479,105
Clarke County Hosp. Auth. Series 2016:
5% 7/1/19	295,000	298,084
5% 7/1/20	190,000	197,997
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/19	30,000	30,078
5% 4/1/20	45,000	46,550
5% 4/1/21	100,000	106,036
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/19	40,000	40,044
5% 4/1/20	40,000	41,378
5% 4/1/21	85,000	90,131
Fulton County Dev. Auth.:
(Piedmont Healthcare, Inc. Proj.) Series 2016, 5% 7/1/20	130,000	135,472
Bonds Series 2018 A, 2%, tender 3/1/20 (a)	4,000,000	4,005,717
Gainesville & Hall County Hosp. Auth. Rev. Bonds (Northeast Georgia Health Sys., Inc. Proj.) Series 2014 B, SIFMA Municipal Swap Index + 0.950% 2.69%, tender 3/7/19 (a)(e)	2,125,000	2,126,392
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008 A, 5.25% 1/1/21	140,000	147,980
Series 2009 B, 5% 1/1/20	4,380,000	4,485,406
Series 2010 A, 5% 11/1/19	400,000	407,825
Series 2011 A:
5% 1/1/20	445,000	455,709
5% 1/1/21	1,475,000	1,552,511
Series 2015 A:
5% 1/1/20	390,000	399,385
5% 1/1/21	255,000	268,400
Series 2016 A:
4% 1/1/21	280,000	289,724
5% 1/1/20	735,000	752,688
5% 1/1/22	250,000	268,700
Series C, 5% 1/1/22	1,105,000	1,187,654
Series GG:
5% 1/1/20	135,000	138,305
5% 1/1/21	255,000	268,635
Georgia Muni. Gas Auth. Rev.:
(Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	35,000	35,652
5% 10/1/22	20,000	22,159
5% 10/1/23	55,000	62,291
Series R, 5% 10/1/21	110,000	118,646
Series 2016 A, 5% 10/1/19	1,050,000	1,069,546
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/19	50,000	50,055
3% 4/1/20	40,000	40,530
3% 4/1/21	35,000	35,697
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	30,000	31,034
5% 4/1/21	85,000	90,131
Macon-Bibb County Hsg. Auth. Bonds Series 2018, 2.04%, tender 4/1/20 (a)	5,000,000	5,008,200
Main Street Natural Gas, Inc.:
Series 2018 C, 4% 12/1/19	215,000	218,257
Series 2019 A:
5% 5/15/20	500,000	516,480
5% 5/15/22	1,000,000	1,078,990
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev.:
Series 2007 A, 5% 3/15/19	4,000,000	4,003,544
Series 2007 B, 5% 3/15/19	5,000,000	5,004,791
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009 1, 2.05%, tender 11/19/21 (a)	705,000	691,104
Series 2009, 2.35%, tender 12/11/20 (a)	2,175,000	2,166,365
Northwest Georgia Hsg. Auth. Multifamily Hsg. Bonds (Meadow Lane Apts. Proj.) Series 2017, 1.7%, tender 9/1/20 (a)	1,500,000	1,489,485
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/19	250,000	250,621
(The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	75,000	79,890

TOTAL GEORGIA		58,176,073

Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (c)	2,085,000	2,106,177
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 2.19%, tender 7/1/39 (a)(e)	605,000	605,000
Hawaii Gen. Oblig. Series 2011 DZ, 5% 12/1/28 (Pre-Refunded to 12/1/21 @ 100)	1,945,000	2,117,813
Honolulu City & County Gen. Oblig.:
Bonds Series 2017 H:
SIFMA Municipal Swap Index + 0.310% 2.05%, tender 9/1/20 (a)(e)	2,180,000	2,179,477
SIFMA Municipal Swap Index + 0.320% 2.06%, tender 9/1/20 (a)(e)	1,965,000	1,964,528
SIFMA Municipal Swap Index + 0.320% 2.06%, tender 9/1/20 (a)(e)	875,000	874,790
Series 2017 D, 5% 9/1/25	65,000	77,396
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (c)	30,000	30,386
5% 8/1/20 (c)	65,000	67,758
5% 8/1/21 (c)	10,000	10,693
5% 8/1/22 (c)	45,000	49,316
5% 8/1/23 (c)	30,000	33,515

TOTAL HAWAII		10,116,849

Idaho - 0.0%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/20	515,000	530,764
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	150,000	156,518
5% 7/15/21	230,000	246,749

TOTAL IDAHO		934,031

Illinois - 3.6%
Champaign County Ill Cmnty. Unit Series 2017, 5% 1/1/21	355,000	374,837
Chicago Gen. Oblig.:
Series 2003 B, 5% 1/1/20	720,000	732,209
Series 2010, 5% 12/1/19	220,000	223,323
Series 2015 C:
5% 1/1/20	280,000	284,748
5% 1/1/21 (Escrowed to Maturity)	435,000	460,274
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2014 D, 5% 12/1/19	2,255,000	2,308,033
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	15,000	15,406
5% 1/1/21	10,000	10,592
5% 1/1/23	55,000	61,027
5% 1/1/22	110,000	119,108
5% 1/1/23	130,000	144,245
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/20	5,000	5,085
5% 1/1/21	10,000	10,336
5% 1/1/22	5,000	5,238
5% 1/1/23	10,000	10,595
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 A, 5.75% 1/1/39 (Pre-Refunded to 1/1/21 @ 100)	1,475,000	1,584,622
Series 2012 A, 5% 1/1/21	30,000	31,793
Series 2012 B:
4% 1/1/20 (c)	3,500,000	3,561,256
5% 1/1/21 (c)	100,000	105,606
Series 2013 B, 5% 1/1/22	85,000	92,430
Series 2013 D, 5% 1/1/22	70,000	76,119
Series 2017 D, 5% 1/1/27 (c)	35,000	40,901
Series 2018 A:
5% 1/1/20 (c)	800,000	820,517
5% 1/1/21 (c)	250,000	264,015
Chicago Park District Gen. Oblig.:
Series 2010 C, 5% 1/1/20	250,000	255,332
Series 2013 D, 5% 1/1/20	355,000	362,572
Series 2018 E, 5% 11/15/20	290,000	302,209
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
4% 6/1/19	525,000	527,550
5% 6/1/20	860,000	890,272
5% 6/1/21	635,000	673,430
5% 6/1/25	25,000	28,586
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	25,000	26,906
Chicago Wtr. Rev. Series 2017 2, 5% 11/1/19	545,000	555,734
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	185,000	188,650
Series 2009 D, 5% 11/15/21	500,000	509,865
Series 2010 A, 5.25% 11/15/22	110,000	115,424
Series 2011 A:
5% 11/15/19	180,000	183,854
5.25% 11/15/22	20,000	21,594
Series 2012 C:
5% 11/15/19	70,000	71,499
5% 11/15/20	155,000	162,240
5% 11/15/21	120,000	128,618
5% 11/15/22	30,000	32,843
Series 2014 A:
3% 11/15/19	500,000	503,818
5% 11/15/20	20,000	20,934
5% 11/15/21	10,000	10,718
5% 11/15/22	30,000	32,843
Series 2016 A, 5% 11/15/21	2,250,000	2,411,595
Series 2018, 5% 11/15/19	385,000	393,244
Cook County School District No. 87 Series 2012 A, 3% 12/1/19	1,215,000	1,226,393
DeKalb County Cmnty. Unit Scd Series 2001, 0% 1/1/21 (AMBAC Insured)	1,175,000	1,128,364
Grundy Kendall & Will Cntys Series 2008, 5.75% 10/15/19	120,000	120,384
Illinois Edl. Facilities Auth. Rev. Bonds:
(Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	220,000	219,386
Series 1998 B, 1.875%, tender 2/13/20 (a)	1,500,000	1,500,900
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	40,562
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 C, 5% 8/15/20	690,000	722,202
(Osf Healthcare Sys.) Series 2010 A, 6% 5/15/39 (Pre-Refunded to 5/15/20 @ 100)	1,000,000	1,050,230
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/19	1,300,000	1,308,158
5% 5/15/20	700,000	726,565
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/19	535,000	547,172
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30 (Pre-Refunded to 3/1/20 @ 100)	1,100,000	1,138,456
Bonds:
(Advocate Health Care Network Proj.):
Series 2008 A1, 5%, tender 1/15/20 (a)	700,000	719,284
Series 2008 A2, 5%, tender 2/12/20 (a)	815,000	839,395
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	3,030,000	3,012,547
Series 2016 B, 1 month U.S. LIBOR + 1.350% 3.106%, tender 5/1/21 (a)(e)	1,090,000	1,093,390
Series 2017 B, 5%, tender 12/15/22 (a)	65,000	72,271
Series E, 2.25%, tender 4/29/22 (a)	500,000	502,030
Series 2009 A, 5% 8/15/19 (Escrowed to Maturity)	1,395,000	1,415,783
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	25,000	27,151
Series 2012 A:
5% 5/15/19	565,000	568,546
5% 5/15/23	30,000	32,660
Series 2012:
5% 9/1/19	25,000	25,411
5% 9/1/20	30,000	31,434
5% 9/1/21	45,000	48,495
5% 9/1/22	75,000	83,054
Series 2015 A:
5% 11/15/22	10,000	11,111
5% 11/15/22	800,000	887,024
5% 11/15/24	35,000	40,364
5% 11/15/25	45,000	52,655
5% 11/15/26	45,000	52,139
Series 2015 B:
5% 11/15/20	35,000	36,917
5% 11/15/24	45,000	52,079
Series 2016 A:
4% 5/1/19	1,110,000	1,113,224
4% 11/1/19	110,000	111,350
5% 7/1/19	155,000	156,523
5% 8/15/19	130,000	131,469
5% 8/15/20	10,000	10,356
5% 2/15/21	15,000	15,891
5% 8/15/21	15,000	15,889
5% 2/15/23	20,000	22,265
5% 8/15/23	35,000	38,585
5% 8/15/24	50,000	56,026
Series 2016 C:
5% 2/15/20	110,000	113,027
5% 2/15/22	225,000	245,693
5% 2/15/23	100,000	112,013
5% 2/15/24	115,000	131,589
Series 2016 D, 5% 2/15/20	505,000	520,443
Series 2016:
5% 11/15/19	170,000	173,700
5% 5/15/21	430,000	458,681
5% 7/1/22	65,000	71,862
5% 5/15/25	10,000	11,601
5% 5/15/26	20,000	23,431
5% 5/15/27	25,000	29,005
Series 2017:
5% 1/1/23	35,000	39,164
5% 1/1/25	50,000	58,486
5% 1/1/27	45,000	54,284
Series 2019, 5% 4/1/26	1,000,000	1,178,500
Series A, 5.25% 3/1/19	1,700,000	1,700,000
Illinois Gen. Oblig.:
Series 2006 A, 5% 6/1/19	215,000	216,427
Series 2006, 5% 6/1/21	405,000	424,699
Series 2010:
5% 1/1/21 (FSA Insured)	35,000	35,822
5% 1/1/23 (FSA Insured)	250,000	255,770
Series 2012 A, 4% 1/1/23	30,000	30,521
Series 2012:
5% 3/1/19	235,000	235,000
5% 8/1/19	2,560,000	2,588,799
5% 8/1/21	55,000	57,867
5% 8/1/22	760,000	809,111
Series 2013:
5% 7/1/21	140,000	147,053
5% 7/1/22	375,000	398,685
Series 2014:
5% 5/1/19	545,000	547,367
5% 2/1/20	665,000	679,884
5% 2/1/21	865,000	901,252
5% 2/1/22	65,000	68,626
5% 4/1/23	50,000	53,103
5% 2/1/25	50,000	53,185
Series 2016:
5% 1/1/20	1,760,000	1,795,791
5% 1/1/21	2,865,000	2,979,915
5% 11/1/21	1,505,000	1,591,191
5% 1/1/22	1,650,000	1,739,546
5% 1/1/26	300,000	324,633
5% 2/1/26	1,235,000	1,337,456
Series 2017 B, 5% 11/1/19	3,955,000	4,026,607
Series 2017 D:
5% 11/1/21	2,180,000	2,304,849
5% 11/1/25	2,210,000	2,389,386
Series 2018 A:
5% 5/1/19	8,200,000	8,235,609
5% 10/1/20	1,000,000	1,037,570
5% 10/1/21	1,500,000	1,583,355
5% 10/1/26	1,340,000	1,454,624
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2007 C, 5.25% 2/1/20	165,000	170,179
Series 2015 A:
5% 2/1/20	1,135,000	1,168,079
5% 2/1/21	470,000	497,081
5% 2/1/22	380,000	411,912
5% 2/1/23	25,000	27,726
Illinois Reg'l. Trans. Auth.:
Series 2002 A, 6% 7/1/21	460,000	502,610
Series 2010A, 5% 7/1/20	465,000	476,537
Series 2014 A, 5% 6/1/19	200,000	201,499
Series 2017 A:
5% 7/1/19	3,000,000	3,030,372
5% 7/1/20	210,000	218,585
5% 7/1/21	210,000	223,858
Illinois Sales Tax Rev.:
Series 2002, 5.75% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,360,000	1,373,241
Series 2011, 4% 6/15/20	1,635,000	1,666,081
Series 2013:
5% 6/15/19	1,035,000	1,042,923
5% 6/15/20	2,380,000	2,455,041
Series 2016 D, 5% 6/15/23	1,500,000	1,619,610
Kane County School District #129, Aurora West Side Series 2014 A, 2.75% 2/1/22	1,000,000	1,014,220
Mc Henry & Lake Cntys Ill Cmnt Series 2012 A, 3% 12/1/19	1,015,000	1,024,969
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	105,000	93,121
0% 1/15/25	110,000	94,648
0% 1/15/26	80,000	66,602
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/20	50,000	51,480
5% 2/1/23	50,000	55,791
Metropolitan Pier & Exposition Series 2012 B, 5% 12/15/22	1,655,000	1,759,000
Minooka Ill Spl. Assmt Series 2014, 3.5% 12/1/19 (FSA Insured)	120,000	121,015
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010:
5% 6/1/19	1,850,000	1,863,642
5.125% 6/1/19	1,230,000	1,239,438
5.25% 6/1/20	1,935,000	2,011,355
6% 6/1/28 (Pre-Refunded to 6/1/21 @ 100)	2,750,000	3,007,648
Series 2017, 5% 6/1/22	220,000	240,194
Skokie Pk District Series 2003, 0% 12/1/22	1,830,000	1,692,585
Univ. of Illinois Rev.:
Series 1999, 0% 4/1/19	1,500,000	1,497,574
Series 2001 B, 5.5% 4/1/19	110,000	110,301
Waukegan Gen. Oblig. Series 2018 A:
3% 12/30/20 (FSA Insured)	1,000,000	1,019,590
4% 12/30/21 (FSA Insured)	410,000	432,140
4% 12/30/22 (FSA Insured)	425,000	453,394
Will County Cmnty. Consolidated School District Series 2013, 2.3% 1/1/21	2,950,000	2,973,689
Will County Cmnty. Unit School District No. 200-U Series 2012, 4% 11/1/20	1,910,000	1,978,321

TOTAL ILLINOIS		121,867,968

Indiana - 1.3%
Hammond Loc Pub. Impt. Bd Bank Series 2019 A, 3.1% 12/31/19	4,250,000	4,275,111
Indiana Bond Bank Series 2019 A, 4% 1/3/20	6,500,000	6,614,028
Indiana Fin. Auth. (Citizens Energy Group Wtr. Proj.) Series 2014 A, 5% 10/1/19	115,000	117,167
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2012, 2.35%, tender 3/1/19 (a)(c)	6,000,000	6,000,000
Indiana Fin. Auth. Hosp. Rev.:
Series 2009, 5.5% 5/1/24 (Pre-Refunded to 5/1/19 @ 100)	1,250,000	1,257,563
Series 2013:
5% 8/15/22	15,000	16,570
5% 8/15/23	20,000	22,605
Indiana Fin. Auth. Rev.:
Series 2010 B, 5% 12/1/19	290,000	297,016
Series 2012:
5% 3/1/20	15,000	15,471
5% 3/1/21	25,000	26,457
Series 2016:
3% 9/1/19	65,000	65,335
4% 9/1/20	130,000	133,899
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	20,000	20,999
5% 10/1/22	35,000	38,805
Series 2014 A:
5% 10/1/20	10,000	10,499
5% 10/1/21	10,000	10,802
5% 10/1/22	15,000	16,631
Series 2015 A:
5% 10/1/24	35,000	40,652
5% 10/1/25	35,000	40,612
Indiana Health Facility Fing. Auth. Rev. Bonds:
Series 2001 A2, 4%, tender 3/1/19 (a)	440,000	440,000
Series 2005 A-5, 1.35%, tender 8/4/20 (a)	1,840,000	1,823,109
Series 2005 A-8, 1.25%, tender 5/1/20 (a)	380,000	376,964
Series 2005 A1, 2.8%, tender 8/1/19 (a)	2,075,000	2,082,864
Series 2017:
1.35%, tender 8/4/20 (a)	175,000	173,394
1.375%, tender 5/1/20 (a)	980,000	973,571
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/20	25,000	25,687
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1:
5% 1/1/21 (c)	60,000	63,208
5% 1/1/23 (c)	45,000	49,756
5% 1/1/24 (c)	60,000	67,646
5% 1/1/25 (c)	65,000	74,640
Series 2016, 5% 1/1/20 (c)	685,000	702,568
Jasper County Indl. Poll. Ctl. Rev. Series 1994, 5.85% 4/1/19	1,500,000	1,504,082
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/20	30,000	30,591
4% 1/15/21	25,000	26,050
5% 7/15/20	25,000	26,107
5% 7/15/21	20,000	21,456
Michigan City School Bldg. Corp. (Michigan Gen. Oblig. Proj.):
Series 2015, 4% 7/15/19	550,000	554,093
Series 2016 A, 5% 7/15/20	1,040,000	1,075,433
Purdue Univ. Rev. Series 2012 AA, 5% 7/1/27	255,000	281,398
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	1,525,000	1,616,165
Bonds:
(BP Products North America, Inc. Proj.):
Series 2008, 1.85%, tender 10/1/19 (a)	1,500,000	1,498,458
Series 2015, 5%, tender 11/1/22 (a)(c)	780,000	849,958
Series 2014, SIFMA Municipal Swap Index + 0.750% 2.49%, tender 3/7/19 (a)(c)(e)	11,040,000	11,048,394

TOTAL INDIANA		44,405,814

Iowa - 0.5%
Iowa Fin. Auth. Multi-family Rev. Bonds (Elevate at Jordan Creek Apts. Proj.) Series 2018, 2%, tender 3/1/20 (a)	12,600,000	12,607,753
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/20	300,000	309,145
Iowa Fin. Auth. Single Family Mtg. Bonds Series 2018 B, SIFMA Municipal Swap Index + 0.300% 2.04%, tender 5/3/21 (a)(e)	2,000,000	1,997,000
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/21 (c)	1,000,000	1,068,270
Series 2018 A:
5% 12/1/20 (c)	500,000	522,375
5% 12/1/21 (c)	500,000	534,135
5% 12/1/22 (c)	725,000	790,228

TOTAL IOWA		17,828,906

Kansas - 0.4%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	35,000	38,859
Johnson County Unified School District # 233 Series 2016 B, 5% 9/1/23	30,000	34,248
Kansas Dept. of Trans. Hwy. Rev.:
Series 2004 C1, 1 month U.S. LIBOR + 0.300% 2.056% 9/1/21 (a)(e)	5,000,000	5,009,180
Series 2014 B, 1 month U.S. LIBOR + 0.400% 2.081% 9/1/19 (a)(e)	1,310,000	1,311,177
Series 2018 A, 5% 9/1/20	1,020,000	1,070,918
Kansas Dev. Fin. Agcy. Series 2009, 5.25% 11/15/21	685,000	700,508
Wichita Gen. Oblig. Series 2018 292, 4% 10/15/19	5,000,000	5,071,114
Wichita Hosp. Facilities Rev. Series 2011 IV A, 5% 11/15/20 (Escrowed to Maturity)	60,000	63,308
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	10,000	11,052
5% 9/1/23	15,000	16,950
5% 9/1/25	15,000	17,570

TOTAL KANSAS		13,344,884

Kentucky - 1.0%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
4% 2/1/20	205,000	207,611
5% 2/1/24	30,000	33,128
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	20,000	22,400
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.05%, tender 9/1/19 (a)	4,000,000	3,982,077
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/20	55,000	56,424
5% 1/1/22	285,000	308,760
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A, 5% 9/1/21	360,000	386,777
Kentucky Econ. Dev. Fin. Auth. Bonds:
Series 2009 B, 2.7%, tender 11/10/21 (a)	195,000	196,761
Series 2011 B, 1 month U.S. LIBOR + 0.900% 2.606%, tender 3/1/19 (a)(e)	1,530,000	1,530,420
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A:
5% 6/1/20	110,000	113,237
5% 6/1/21	230,000	241,854
Kentucky Hsg. Corp. Hsg. Rev. Bonds Series 2017, 1.45%, tender 3/1/19 (a)	1,370,000	1,370,000
Kentucky Rural Wtr. Fin. Corp. Series 2018 E1, 2.25% 3/1/20	6,000,000	6,009,341
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series D:
5% 5/1/20	1,635,000	1,694,089
5% 5/1/21	210,000	223,259
(Kentucky St Proj.):
Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	385,196
Series 2005, 5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	375,790
(Proj. No. 100) Series 2011 A, 5% 8/1/20	495,000	516,711
(Proj. No. 115) Series 2017, 5% 4/1/20	495,000	511,677
(Proj. No. 117) Series B, 3% 5/1/20	540,000	547,198
(Proj. No. 98) Series 2010:
4% 8/1/19	270,000	272,434
4% 8/1/20	535,000	551,061
5% 8/1/21	460,000	479,283
Series 2011, 5% 10/1/19	500,000	509,192
Series 2015 B, 5% 8/1/20	515,000	537,588
Series 2015, 4% 8/1/20	300,000	309,006
Series 2016 B, 5% 11/1/19	790,000	806,609
Series 2017:
5% 4/1/21	580,000	615,252
5% 4/1/22	400,000	435,056
Kentucky, Inc. Pub. Energy:
Bonds Series 2019 A1, 4%, tender 6/1/25 (a)	1,000,000	1,068,420
Series 2018 B:
4% 1/1/20	430,000	436,106
4% 7/1/20	1,000,000	1,022,370
4% 7/1/21	1,200,000	1,245,156
Louisville & Jefferson County (Norton Healthcare, Inc. Proj.) Series 2016 A, 5% 10/1/19	290,000	295,129
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	940,000	939,682
(Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	2,000,000	2,018,720
Series 2007 A, 1.25%, tender 6/3/19 (a)	875,000	873,458
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	2,590,000	2,615,330
Univ. Louisville Revs. Series 2016 C, 3% 9/1/21	780,000	800,623

TOTAL KENTUCKY		34,543,185

Louisiana - 0.7%
Lafayette Pub. Impt. Sale Tax Series 2015, 5% 5/1/20	1,000,000	1,037,670
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	495,000	498,869
5% 6/1/20	1,640,000	1,705,141
5% 6/1/21 (FSA Insured)	1,660,000	1,774,025
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	35,000	38,746
Series 2014 D1, 5% 12/1/22	30,000	33,508
Series 2016 B:
5% 8/1/22	310,000	342,857
5% 8/1/23	135,000	152,881
Series 2016 D:
5% 9/1/22	140,000	155,334
5% 9/1/24	155,000	179,904
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Bonds Series 2018, 2.4%, tender 6/1/20 (a)	7,000,000	7,033,740
Louisiana Offshore Term. Auth. Deepwater Port Rev. Bonds Series 2010 B-1A, 2%, tender 10/1/22 (a)	815,000	808,130
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/19	255,000	261,310
Series 2009 A, 5.25% 7/1/20 (Escrowed to Maturity)	870,000	908,054
Series 2017, 4% 8/1/19	945,000	953,247
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/19	250,000	252,605
5% 7/1/21	35,000	37,483
5% 7/1/22	20,000	22,016
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/20 (c)	710,000	727,854
5% 1/1/22 (c)	280,000	301,902
5% 1/1/23 (c)	705,000	777,326
5% 1/1/24 (c)	5,000	5,610
5% 1/1/25 (c)	5,000	5,698
5% 1/1/26 (c)	10,000	11,576
Series 2017 D1, 5% 1/1/20	475,000	487,737
Series 2017 D2:
5% 1/1/20 (c)	50,000	51,257
5% 1/1/21 (c)	290,000	305,187
5% 1/1/22 (c)	345,000	371,986
5% 1/1/23 (c)	10,000	11,026
5% 1/1/24 (c)	15,000	16,831
5% 1/1/25 (c)	10,000	11,395
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	60,000	63,170
St. Tammany Parish Hosp. Svc. (St. Tammany Parish Hosp. Proj.) Series 2011, 4.5% 7/1/21 (Escrowed to Maturity)	600,000	637,842
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/19	2,200,000	2,212,173
5% 5/15/20	925,000	954,739
5% 5/15/21	435,000	459,625
5% 5/15/23	100,000	110,109

TOTAL LOUISIANA		23,718,563

Maine - 0.0%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of New England Proj.) Series 2017 A, 4% 7/1/20	250,000	257,165
Series 2017 B, 4% 7/1/21	85,000	89,046
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	50,000	53,761
5% 7/1/22	40,000	44,264
5% 7/1/24	50,000	58,079

TOTAL MAINE		502,315

Maryland - 1.3%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	70,000	81,194
5% 7/1/25	75,000	88,658
Cmnty. Dev. Admin Dept. Hsg. Series 2018 A, 2.44% 3/1/20	3,000,000	2,999,405
County Commissioners of Charles County Consolidated Series 2018, 5% 10/1/20	2,990,000	3,147,453
Howard County Gen. Oblig. (MD Consolidated Pub. Impt. Proj.) Series 2018 A, 5% 2/15/20	975,000	1,005,938
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2016, 5% 11/1/19	2,055,000	2,100,805
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Pub. Health Lab. Proj.) Series 2011, 5% 6/1/19	3,415,000	3,442,782
Maryland Gen. Oblig. Third Series 2009 C, 5% 11/1/19	2,810,000	2,872,634
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/19	10,000	10,096
5% 7/1/22	20,000	21,860
5% 7/1/23	20,000	22,322
5% 7/1/24	45,000	51,168
5% 7/1/25	40,000	46,202
Series 2017, 5% 7/1/20	1,330,000	1,386,153
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2017 D, 1.83% 6/1/19	1,460,000	1,457,238
Series 2018 B, 2.61% 4/1/20	4,655,000	4,660,772
Maryland Stadium Auth. Rev. Series 2018 A, 5% 5/1/19	300,000	301,564
Maryland Trans. Auth. (Thurgood Marshall Arpt. Proj.) Series 2012 B, 5% 3/1/19 (c)	4,000,000	4,000,000
Maryland-Nat'l. Cap. Park and Planning Commission Series 2018 A, 5% 11/1/20	675,000	712,395
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 1.81%, tender 3/1/19 (a)	9,000,000	9,000,000
Prince Georges County Gen. Oblig. Series 2018 A, 5% 7/15/19	5,000,000	5,062,228
Prince Georges County Rev. Auth. (Upper Marlboro Courthouse Projs.) Series 2018 A, 4% 5/1/19	1,000,000	1,003,756

TOTAL MARYLAND		43,474,623

Massachusetts - 1.2%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2016A, 0% 7/1/21	1,060,000	1,013,360
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/20	130,000	133,594
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/20	260,000	271,014
Series 2011, 7.25% 1/1/32 (Pre-Refunded to 1/1/21 @ 100)	1,700,000	1,865,546
Series 2012 G, 5% 10/1/19	400,000	407,493
Series 2016 A, 5% 7/15/22	30,000	33,400
Series 2016 I:
5% 7/1/21	10,000	10,662
5% 7/1/22	15,000	16,395
5% 7/1/23	15,000	16,742
5% 7/1/24	25,000	28,427
5% 7/1/25	20,000	23,101
5% 7/1/26	20,000	23,392
Series 2019 A:
5% 7/1/20	450,000	467,946
5% 7/1/21	200,000	213,338
5% 7/1/22	450,000	491,702
5% 7/1/24	155,000	175,578
Series Z1, 1.5% 8/1/19	2,500,000	2,497,381
Massachusetts Edl. Fing. Auth. Rev.:
Series 2011 J, 5.125% 7/1/22 (c)	1,000,000	1,067,580
Series 2012 J, 5% 7/1/19 (c)	6,000,000	6,061,139
Series 2013, 5% 7/1/19 (c)	105,000	106,070
Series 2016 J:
5% 7/1/21 (c)	1,045,000	1,112,726
5% 7/1/23 (c)	725,000	808,556
Series 2016, 4% 7/1/20 (c)	250,000	256,220
Series 2017 A:
3% 7/1/19 (c)	65,000	65,244
4% 7/1/20 (c)	95,000	97,364
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	1,980,000	1,957,309
Series 2016 B, 5% 7/1/22	40,000	44,332
Series 2017 B, SIFMA Municipal Swap Index + 0.600% 2.34% 2/1/20 (a)(e)	4,480,000	4,487,739
Series 2018 B, 5% 7/1/19	5,000,000	5,055,562
Series C, 5.5% 12/1/22	95,000	108,264
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners Healthcare Sys., Inc. Proj.):
Series 2007 G2, 1.8%, tender 3/7/19 (FSA Insured) (a)	4,995,000	4,995,000
Series 2010, 5% 7/1/21	145,000	146,530
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series 2017, 1.5%, tender 7/1/20 (a)	340,000	337,831
Series 2013 163:
2.2% 6/1/19 (c)	1,175,000	1,174,965
2.5% 6/1/20 (c)	1,235,000	1,238,532
Massachusetts Port Auth. Rev.:
Series 2017 A:
5% 7/1/24 (c)	65,000	74,683
5% 7/1/25 (c)	25,000	29,244
Series 2019 A, 5% 7/1/20 (c)	2,250,000	2,342,903
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	80,000	80,000

TOTAL MASSACHUSETTS		39,336,864

Michigan - 1.0%
Charlotte Pub. School District Series 2015, 5% 5/1/19	330,000	331,736
Clarkston Cmnty. Schools:
Series 2016 I, 4% 5/1/20	90,000	92,405
5% 5/1/22	35,000	38,450
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	543,310
Series A, 5% 7/1/25 (FSA Insured)	550,000	613,965
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 2.474% 7/1/32 (a)(e)	90,000	86,749
Ferris State Univ. Rev. Series 2016:
5% 10/1/19	100,000	101,856
5% 10/1/20	140,000	147,036
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	25,000	25,132
5% 5/1/20	60,000	62,309
5% 5/1/21	45,000	48,058
5% 5/1/22	40,000	43,930
Grand Haven Area Pub. Schools Series 2013, 3% 5/1/20	130,000	132,079
Grand Rapids Pub. Schools:
Series 2016, 5% 5/1/19 (FSA Insured)	540,000	542,841
5% 5/1/19 (FSA Insured)	115,000	115,605
5% 5/1/23 (FSA Insured)	30,000	33,724
Grand Valley Michigan State Univ. Rev. Series 2011, 5% 2/1/20	335,000	344,794
Huron Valley School District Series 2011, 5% 5/1/21	510,000	543,431
Ingham, Eaton and Clinton Counties Lansing School District Series 2016 I, 5% 5/1/19	195,000	196,026
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Bronson Methodist Hsp, MI. Proj.) Series 2006, 5% 5/15/19 (FSA Insured)	1,385,000	1,392,969
Series 2016:
5% 5/15/22	20,000	21,760
5% 5/15/24	10,000	11,323
5% 5/15/25	15,000	17,251
5% 5/15/26	15,000	17,466
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/19	20,000	20,454
5% 11/15/20	165,000	173,755
Lake Orion Cmnty. School District 5% 5/1/19	230,000	231,218
Lapeer Cmnty. Schools Series 2016:
4% 5/1/19	140,000	140,481
4% 5/1/20	310,000	317,778
Lincoln Consolidated School District Series 2016 A, 5% 5/1/19	255,000	256,321
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 4/15/22	455,000	500,705
5% 4/15/23	30,000	33,892
5% 4/15/24	30,000	34,655
Michigan Fin. Auth. Rev.:
(Mclaren Health Care Corp. Proj.) 5% 5/15/21	145,000	155,027
Bonds:
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 2.22%, tender 2/1/22 (a)(e)	5,000,000	5,000,050
Series 2019 MI2, 5%, tender 2/1/25 (a)	1,605,000	1,854,337
1.1%, tender 8/15/19 (a)	1,455,000	1,450,089
Series 2014, 4% 6/1/19	450,000	452,241
Series 2015 A:
5% 5/15/19	125,000	125,772
5% 8/1/22	1,050,000	1,157,625
5% 8/1/23	85,000	96,027
Series 2016:
3% 1/1/20	40,000	40,348
5% 11/15/19	130,000	132,793
Michigan Gen. Oblig. Series 2016:
5% 3/15/20	355,000	367,027
5% 3/15/21	20,000	21,320
5% 3/15/22	50,000	54,848
5% 3/15/23	85,000	95,690
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	80,000	80,693
Series 2005 A, 1.5%, tender 5/1/20 (a)	340,000	338,252
Series 2005 A4, 1.625%, tender 11/1/19 (a)	145,000	144,730
Series 2010 F4, 1.95%, tender 4/1/20 (a)	1,350,000	1,350,284
Series 2010 B, 5% 11/15/21	265,000	270,655
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds (Newman Court Apts. Proj.) Series 2017, 1.46%, tender 5/1/19	2,160,000	2,158,002
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	155,000	150,113
Milan Area Schools Series 2019, 5% 5/1/20	760,000	787,117
Mount Clemens Cmnty. School District Series 2017 A:
5% 5/1/19	185,000	185,956
5% 5/1/20	220,000	228,624
Oakland Univ. Rev. Series 2016, 5% 3/1/22	385,000	418,580
Portage Pub. Schools Series 2016:
5% 5/1/19	160,000	160,855
5% 5/1/20	175,000	181,799
5% 5/1/23	45,000	50,528
5% 11/1/23	30,000	34,039
5% 5/1/24	40,000	45,954
5% 11/1/24	45,000	52,224
5% 5/1/25	25,000	29,297
5% 11/1/25	25,000	29,574
5% 5/1/26	35,000	41,801
5% 11/1/26	25,000	29,787
5% 11/1/28	20,000	23,584
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	95,000	95,512
Rockford Pub. Schools Gen. Oblig. Series 2015, 5% 5/1/19	220,000	221,158
Royal Oak City School District Series 2018:
4% 5/1/20	100,000	102,777
5% 5/1/21	250,000	267,100
5% 5/1/22	440,000	482,803
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	35,000	37,657
5% 9/1/23	10,000	11,319
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	50,000	50,265
5% 11/1/19	60,000	61,321
5% 5/1/20	805,000	835,984
5% 11/1/20	40,000	42,196
5% 5/1/21	90,000	96,196
Univ. of Michigan Rev.:
Bonds Series 2012 E, SIFMA Municipal Swap Index + 0.270% 1.7%, tender 4/1/22 (a)(e)	1,995,000	1,986,661
Series 2018 A, 5% 4/1/19	550,000	551,425
Warren Consolidated School District Series 2016, 4% 5/1/19	255,000	255,876
Wayne County Arpt. Auth. Rev.:
Series 2011 A, 5% 12/1/19 (c)	1,575,000	1,610,979
Series 2017 A:
5% 12/1/19	320,000	327,886
5% 12/1/20	155,000	163,875
Series 2017 B:
5% 12/1/19 (c)	365,000	373,338
5% 12/1/20 (c)	185,000	194,807
5% 12/1/21 (c)	300,000	322,965
Ypsilanti School District Series A, 4% 5/1/19	470,000	471,614
Zeeland Pub. Schools Series 2015, 5% 5/1/21	445,000	472,710

TOTAL MICHIGAN		34,045,530

Minnesota - 0.4%
Apple Vy Minn Sr Living Rev. Series 2016 B:
3% 1/1/20	145,000	145,137
4% 1/1/21	150,000	152,502
4% 1/1/22	155,000	158,523
Dakota & Washington Counties Hsg. & Redev. Auth. Series 1988, 8.45% 9/1/19 (Escrowed to Maturity) (c)	2,655,000	2,738,492
Kanabec County Minn Healthcare R Series 2018, 2.75% 12/1/19	875,000	875,078
Maple Grove Health Care Sys. Rev. Series 2017:
4% 5/1/20	890,000	910,034
4% 5/1/21	110,000	114,563
4% 5/1/22	110,000	116,470
5% 5/1/23	110,000	122,535
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	20,000	21,783
5% 1/1/23	20,000	22,372
Series 2014 B:
5% 1/1/21 (c)	50,000	52,766
5% 1/1/22 (c)	45,000	48,700
5% 1/1/23 (c)	20,000	22,168
Minneapolis Multi-family Rev. Bonds (1500 Nicollet Apts. Proj.) Series 2017 A, 1.375%, tender 11/1/19 (a)	2,250,000	2,241,280
Minnesota Hsg. Fin. Agcy.:
Bonds Series 2018 D, SIFMA Municipal Swap Index + 0.430% 2.17%, tender 7/3/23 (a)(e)	3,000,000	2,986,230
Series 2018 F, 2.4% 1/1/20 (c)	930,000	933,168
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	65,000	72,476
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	25,000	27,156
5% 1/1/23	25,000	27,867
5% 1/1/24	35,000	39,890
Roseville Independent School District #623 Series 2018A, 5% 2/1/21	1,715,000	1,818,140
Saint Paul Hsg. & Redev. Auth. Rev. Bonds (Union Flats Apts. Proj.) Series 2017 B, 2.75%, tender 2/1/21 (a)	980,000	969,298
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	20,000	21,812
5% 1/1/23	35,000	39,178
5% 1/1/24	20,000	22,904

TOTAL MINNESOTA		14,700,522

Mississippi - 0.1%
Mississippi Bus. Fin. Co. Gulf Opp Zone Series 2017, 2.22%, tender 5/1/19 (Liquidity Facility Nat'l. Rural Utils. Coop. Fin. Corp.) (a)	1,650,000	1,650,848
Mississippi Dev. Bank Spl. Oblig. Series 2010 D, 5% 8/1/21 (Pre-Refunded to 8/1/20 @ 100)	1,880,000	1,966,217

TOTAL MISSISSIPPI		3,617,065

Missouri - 0.3%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/19	140,000	140,000
5% 3/1/20	5,000	5,130
5% 3/1/21	10,000	10,484
5% 3/1/22	15,000	16,060
5% 3/1/23	20,000	21,807
5% 3/1/24	15,000	16,615
5% 3/1/25	15,000	16,854
5% 3/1/26	20,000	22,714
Kansas City Santn Swr. Sys. R:
Series 2018 A:
4% 1/1/20	400,000	407,830
4% 1/1/21	350,000	364,980
Series 2018 B, 5% 1/1/20	100,000	102,773
Kansas City Indl. Dev. Auth. Multi-family Hsg. Rev. Bonds (Gotham Apts. Proj.) Series 2018, 1.81%, tender 8/1/19 (a)	1,000,000	1,000,099
Missouri Health & Edl. Facilities Rev. Series 2016, 5% 5/15/20	200,000	207,444
Saint Louis Arpt. Rev. Series 2017 B, 4% 7/1/19 (FSA Insured) (c)	5,985,000	6,025,928
St Louis County Libr District Ctfs. Series 2013, 5% 4/1/20	1,545,000	1,599,909

TOTAL MISSOURI		9,958,627

Montana - 0.2%
Montana Board of Invt. Series 2017, 1.65%, tender 3/1/19 (a)	5,270,000	5,270,000
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/20	1,815,000	1,869,287
5% 2/15/21	550,000	582,544

TOTAL MONTANA		7,721,831

Nebraska - 0.1%
Douglas County Hsg. Auth. (Sorensen Sr. Residences Proj.) Series 2017 A, 2.05% 3/1/20	3,000,000	3,000,872
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2013 B:
2.1% 3/1/19 (c)	435,000	435,000
2.15% 9/1/19 (c)	835,000	835,283

TOTAL NEBRASKA		4,271,155

Nevada - 0.5%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1:
5% 7/1/20 (c)	1,355,000	1,408,401
5% 7/1/21 (c)	1,825,000	1,947,567
5% 7/1/22 (c)	85,000	93,020
Series 2010 D, 5% 7/1/20	210,000	215,630
Series 2013 A, 5% 7/1/20 (c)	500,000	519,370
Series 2014 A, 5% 7/1/20 (c)	1,000,000	1,039,410
Series 2017 C, 5% 7/1/21 (c)	1,935,000	2,062,691
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2015 C, 5% 7/1/19	1,875,000	1,894,168
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017, 1.6%, tender 5/21/20 (a)	1,060,000	1,053,545
Clark County School District:
Series 2007 A, 4.5% 6/15/19	85,000	85,680
Series 2012 A, 5% 6/15/21	500,000	535,040
Series 2015 D, 5% 6/15/20	210,000	218,518
Series 2016 A:
5% 6/15/21	35,000	37,453
5% 6/15/23	30,000	33,714
Series 2016 F, 5% 6/15/19	1,000,000	1,009,362
Series 2017 A, 5% 6/15/22	2,000,000	2,195,660
Series 2017 B, 5% 6/15/19	205,000	206,919
Series 2017 C, 5% 6/15/20	925,000	962,518
Series 2017 D, 5% 6/15/20	230,000	239,329
Humboldt County Nev Poll. Cont. Rev. Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 A, 1.25%, tender 6/3/19 (a)	45,000	44,907
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/20	50,000	52,336
Series 2013 D1, 5% 3/1/24	60,000	67,457
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (a)	115,000	118,161
Washoe County Gas Facilities Rev. Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 A, 1.5%, tender 6/3/19 (a)(c)	680,000	678,866

TOTAL NEVADA		16,719,722

New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	2,000,000	2,090,280
(Southern NH Med. Ctr. Proj.) Series 2016:
3% 10/1/19	160,000	160,973
3% 10/1/21	225,000	229,655
(Wentworth-Douglas Hosp. Proj.) Series 2011 A, 6% 1/1/34 (Pre-Refunded to 1/1/21 @ 100)	2,710,000	2,915,906
Series 2012:
4% 7/1/20	60,000	61,469
4% 7/1/21	35,000	36,503
Series 2016:
3% 10/1/20	280,000	283,839
5% 10/1/21	25,000	26,608
5% 10/1/23	425,000	470,530

TOTAL NEW HAMPSHIRE		6,275,763

New Jersey - 3.4%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	70,000	71,906
5% 2/15/21	55,000	58,023
5% 2/15/22	55,000	59,580
5% 2/15/23	70,000	77,507
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/19	2,315,000	2,358,447
Hudson County Impt. Auth. Rev.:
(Local Unit Ln. Prog.) Series 2018 A1, 2.5% 3/21/19	4,000,000	4,001,734
Series 2019 A, 3% 3/6/20	1,000,000	1,011,410
Jersey City Gen. Oblig. Series 2015, 4% 2/15/20 (FSA Insured)	134,000	137,023
New Jersey Bldg. Auth. State Bldg. Rev. Series 2016 A, 5% 6/15/19	145,000	146,291
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2008 A, 5% 5/1/19	150,000	150,753
Series 2009 AA, 5.25% 12/15/20	255,000	257,252
Series 2011 EE, 4.5% 9/1/20	80,000	82,829
Series 2017 B, 5% 11/1/19	1,940,000	1,979,369
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	20,000	21,147
5% 6/1/23 (FSA Insured)	25,000	27,748
5% 6/1/24 (FSA Insured)	20,000	22,612
Series 2011 EE:
5% 9/1/20	30,000	31,280
5% 9/1/20 (Escrowed to Maturity)	105,000	110,019
Series 2012 II:
5% 3/1/21	150,000	157,691
5% 3/1/22	135,000	144,659
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	180,000	180,000
Series 2013:
5% 3/1/20	1,270,000	1,306,210
5% 3/1/23	5,155,000	5,612,609
Series 2014 PP, 5% 6/15/19	3,110,000	3,137,698
Series 2014 UU, 5% 6/15/19	475,000	479,230
Series 2015 XX, 5% 6/15/19	3,270,000	3,299,123
Series 2016 BBB, 5% 6/15/21	1,090,000	1,153,329
Series 2017 B, 5% 11/1/20	2,180,000	2,283,179
Series 2017 DDD:
5% 6/15/19	130,000	131,158
5% 6/15/20	130,000	134,768
5% 6/15/22	220,000	237,151
Series PP, 5% 6/15/20	50,000	51,834
New Jersey Edl. Facility:
( William Paterson College Proj.) Series 2017 B, 5% 7/1/20	123,000	128,259
Series 2014:
5% 6/15/20	240,000	248,803
5% 6/15/21	240,000	253,944
Series 2016 A:
5% 7/1/21	50,000	52,902
5% 7/1/22	140,000	151,519
5% 7/1/23	75,000	82,763
5% 7/1/24	175,000	196,555
Series 2016 E, 5% 7/1/22	625,000	685,875
New Jersey Gen. Oblig.:
Series 2005 L, 5.25% 7/15/19	155,000	157,040
Series 2014, 5% 6/1/19	160,000	161,298
Series 2016 T, 5% 6/1/20	175,000	181,864
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Barnabas Health Proj.) Series 2011 A, 5% 7/1/20 (Escrowed to Maturity)	2,320,000	2,420,154
Series 2016 A:
5% 7/1/19	200,000	202,104
5% 7/1/19	35,000	35,307
5% 7/1/21	5,000	5,319
5% 7/1/22	5,000	5,457
5% 7/1/23	15,000	16,689
5% 7/1/24	20,000	22,612
5% 7/1/24	10,000	11,306
5% 7/1/24	25,000	28,957
5% 7/1/25	10,000	11,462
5% 7/1/26	5,000	5,790
5% 7/1/27	5,000	5,756
Series 2016:
4% 7/1/19	265,000	266,396
4% 7/1/20	425,000	433,781
5% 7/1/19	260,000	262,752
5% 7/1/20	515,000	537,021
5% 7/1/21	220,000	232,716
4% 7/1/19 (Escrowed to Maturity)	65,000	65,498
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1, 5% 12/1/20 (c)	3,520,000	3,693,536
Series 2012 1A, 5% 12/1/20 (c)	2,000,000	2,098,600
Series 2013:
4% 12/1/20 (c)	1,055,000	1,089,066
5% 12/1/19 (c)	85,000	86,961
5% 12/1/21 (c)	1,500,000	1,608,600
Series 2015 1A, 5% 12/1/21 (c)	4,500,000	4,825,800
Series 2017 1A:
5% 12/1/22 (c)	15,000	16,423
5% 12/1/23 (c)	45,000	50,157
Series 2017 1B:
5% 12/1/19 (c)	855,000	874,723
5% 12/1/20 (c)	1,065,000	1,117,505
5% 12/1/21 (c)	20,000	21,448
Series 2018 B:
5% 12/1/20 (c)	4,275,000	4,485,758
5% 12/1/21 (c)	710,000	761,404
New Jersey Hsg. & Mtg. Fin. Agcy.:
(Spruce Spires Proj.) Bonds Series 2018 B, 2.02%, tender 8/1/20 (a)	5,000,000	5,005,800
Bonds Series F, 1.9%, tender 8/1/19 (a)	735,000	735,020
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2017 A, 1.5% 11/1/19	130,000	129,745
Series 2017 B, 1.75% 11/1/20	1,800,000	1,796,796
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2018 B:
2.25% 10/1/20 (c)	4,755,000	4,761,705
2.5% 4/1/21 (c)	4,530,000	4,546,897
Series 2019 D:
4% 4/1/20 (b)(c)	110,000	112,180
4% 10/1/22 (b)(c)	1,340,000	1,411,462
4% 4/1/23 (b)(c)	115,000	121,764
4% 10/1/23 (b)(c)	125,000	132,889
4% 4/1/25 (b)(c)	150,000	160,926
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A:
4% 9/1/19	1,000,000	1,009,046
5% 9/1/20	1,000,000	1,039,970
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/19	3,290,000	3,312,726
5% 6/1/20	3,175,000	3,282,410
5% 6/1/21	1,885,000	1,996,781
5% 6/1/22	1,350,000	1,461,861
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C5, 1 month U.S. LIBOR + 0.460% 2.216%, tender 1/1/21 (a)(e)	5,905,000	5,917,105
Series 2013 A:
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	85,000	94,233
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	10,000	11,086
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 2.096% 1/1/21 (a)(e)	195,000	195,546
New Jersey Trans. Trust Fund Auth.:
Series 1999 A, 5.75% 6/15/20	70,000	72,011
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	108,064
Series 2013 A:
5% 12/15/19	960,000	983,073
5% 6/15/20	515,000	533,890
Series 2013 AA, 5% 6/15/19	120,000	121,069
Series 2016 A:
5% 6/15/20	5,445,000	5,644,015
5% 6/15/27	90,000	102,474
Series 2016 A-1 & A-2, 5% 6/15/19	1,180,000	1,190,173
Series 2018 A:
4% 6/15/19	800,000	804,674
4% 6/15/20	540,000	552,955
5% 6/15/21	3,345,000	3,552,390
5% 6/15/22	3,775,000	4,096,630
Series AA, 5% 6/15/20	375,000	388,755
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/19	530,000	538,884
5% 9/15/21	380,000	406,353
South Jersey Port Corp. Rev. Series 2012 R, 4% 1/1/20 (c)	1,750,000	1,767,812

TOTAL NEW JERSEY		114,612,619

New Mexico - 0.5%
Farmington Poll. Cont. Rev. Bonds:
(Pub. Svc. Co. of New Mexico Proj.) Series 2010 A, 5.2%, tender 6/1/20 (a)	220,000	226,554
(Southern California Edison Co. Four Corners Proj.):
Series 2005 A, 1.875%, tender 4/1/20 (a)	1,010,000	1,001,981
Series 2005 B, 1.875%, tender 4/1/20 (a)	690,000	684,521
Series 2011, 1.875%, tender 4/1/20 (a)	135,000	133,928
New Mexico Mtg. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2017, 1.35%, tender 6/1/19 (a)	305,000	304,552
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds:
Series 2014 A, 5%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)	2,160,000	2,185,543
Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.431%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	8,975,000	8,976,800
New Mexico Severance Tax Rev. Series 2015 B, 5% 7/1/21	1,495,000	1,606,363

TOTAL NEW MEXICO		15,120,242

New York - 3.3%
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
5% 7/1/22	10,000	11,011
5% 7/1/24	40,000	46,002
Series 2017 4% 12/1/20 (d)	200,000	205,626
Series 2017, 4% 12/1/19 (d)	300,000	303,698
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A, 5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	15,000	15,152
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	135,000	134,389
Series 2016 B:
5% 9/1/25	60,000	71,321
5% 9/1/26	25,000	30,127
New York City Gen. Oblig.:
Series 2006, 1.95%, tender 6/1/36 (FSA Insured) (a)	5,525,000	5,525,000
Series 2007 A, 1.89%, tender 8/1/26 (FSA Insured) (a)	1,100,000	1,100,000
Series 2007 C-4, 1.6%, tender 1/1/32 (FSA Insured) (a)	225,000	225,000
Series 2007, 1.8%, tender 3/5/19 (FSA Insured) (a)	6,300,000	6,300,000
Series 2008 A-3, 1.8%, tender 8/1/26 (FSA Insured) (a)	3,775,000	3,775,000
Series 2008 C-4, 1.89%, tender 10/1/27 (a)	13,375,000	13,375,000
Series 2014 J, 5% 8/1/19	4,250,000	4,308,846
Series 2015 A, 5% 8/1/19	1,000,000	1,013,846
Series 2015 C, 5% 8/1/25	35,000	41,010
New York City Hsg. Dev. Corp. Bonds:
Series 2016 1-2-B, 1.85%, tender 5/1/19 (a)	3,500,000	3,500,240
Series 2017 G-2, 2%, tender 12/31/21 (a)	2,630,000	2,630,289
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 4% 5/15/20	175,000	179,979
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2008 A, SIFMA Municipal Swap Index + 0.450% 2.19%, tender 6/1/22 (a)(e)	1,605,000	1,591,085
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2011 B, 1 month U.S. LIBOR + 0.550% 2.231%, tender 11/1/22 (a)(e)	1,745,000	1,741,580
Series 2012 A, SIFMA Municipal Swap Index + 0.500% 2.24%, tender 3/7/19 (a)(e)	2,180,000	2,180,028
Series 2014 D-2, SIFMA Municipal Swap Index + 0.450% 2.19%, tender 11/15/22 (a)(e)	6,540,000	6,471,068
Series 2018 A, 5%, tender 11/15/20 (a)	3,000,000	3,141,150
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	115,000	117,855
Series 2008 B2:
5% 11/15/19	135,000	138,119
5% 11/15/20	120,000	126,616
5% 11/15/21	110,000	118,891
Series 2012 B, 5% 11/15/22	45,000	49,878
Series 2012 E:
4% 11/15/19 (Escrowed to Maturity)	50,000	50,859
5% 11/15/21	55,000	59,446
Series 2012 F, 5% 11/15/19	110,000	112,541
Series 2014 C, 5% 11/15/21	60,000	64,850
Series 2016 B, 5% 11/15/21	50,000	54,042
Series 2018 A-2, 4% 8/15/19	1,000,000	1,010,063
Series 2018 A-4, 4% 8/15/19	1,000,000	1,010,063
Series 2018 A-5, 4% 8/15/19	1,000,000	1,010,063
Series 2018 B:
5% 11/15/19	3,985,000	4,077,069
5% 5/15/21	10,000,000	10,637,100
Series 2018 B1, 5% 5/15/20	5,000,000	5,181,300
New York St Mtg. Agcy. Homeowner:
Series 2012, 2.75% 10/1/19 (c)	1,865,000	1,871,237
Series 2014 189, 2.5% 10/1/21 (c)	1,640,000	1,647,364
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 1.739%, tender 3/1/19 (AMBAC Insured) (a)	300,000	300,000
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	12,880,000	12,946,943
New York Trans. Dev. Corp. (Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/22 (c)	1,500,000	1,608,780
New York Urban Dev. Corp. Rev. Series 2017 A, 5% 3/15/22	30,000	32,975
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/20 (c)	1,500,000	1,549,230
5% 4/1/22 (c)	400,000	433,808
5% 4/1/23 (c)	2,575,000	2,849,521
5% 4/1/24 (c)	1,720,000	1,936,238
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) 5.75% 3/1/24 (c)	570,000	655,244
Oyster Bay Gen. Oblig. Series 2018, 4% 2/15/20	2,000,000	2,032,222
Suffolk County Gen. Oblig. Series 2015 B, 2% 10/15/19	195,000	195,283
Triborough Bridge & Tunnel Auth. Revs. Bonds Series 2001 B, U.S. SOFR SEC OVRN FIN RATE INDX + 0.430% 2.025%, tender 3/1/19 (a)(e)	1,890,000	1,891,276
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	55,000	61,160

TOTAL NEW YORK		111,746,483

New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey:
Series 178-180, 5% 12/1/19 (c)	1,335,000	1,367,798
Series 2011 167, 5% 9/15/19 (c)	1,000,000	1,017,618
Series 2016, 5% 10/1/19 (c)	1,125,000	1,146,465
Series 2018, 5% 9/15/22 (c)	4,000,000	4,418,160

TOTAL NEW YORK AND NEW JERSEY		7,950,041

Non-State Specific - 0.2%
BB&T Muni. Trust Series 2018:
SIFMA Municipal Swap Index + 0.400% 2.14% 5/31/19, LOC Rabobank Nederland (a)(d)(e)	2,642,776	2,642,776
SIFMA Municipal Swap Index + 0.550% 2.29% 11/30/19, LOC Rabobank Nederland (a)(d)(e)	4,000,000	4,000,000

TOTAL NON-STATE SPECIFIC		6,642,776

North Carolina - 0.6%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/20	20,000	20,580
Durham Hsg. Auth. MultiFamily Hsg. Rev. Bonds Series 2017, 1.85%, tender 1/1/20	875,000	874,909
Gastonia Hsg. Auth. Multi-family Hsg. Rev. Bonds Series 2017:
1.78%, tender 11/1/19	2,285,000	2,283,205
1.78%, tender 11/1/19	1,090,000	1,089,144
1.78%, tender 11/1/19	1,035,000	1,034,187
Montgomery County Pub. Facilities Corp. Ltd. Oblig. Series 2018, 3% 9/1/20	2,500,000	2,528,375
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds:
(, Inc. Proj.) Series 2010 B, 2.35%, tender 3/1/19 (a)(c)	5,000,000	5,000,000
(Republic Svcs., Inc. Proj.) Series 2013, 2.35%, tender 3/15/19 (a)(c)	3,500,000	3,500,159
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 1993 B, 6% 1/1/22 (Escrowed to Maturity)	1,750,000	1,956,133
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/21	110,000	117,124
5% 3/1/22	80,000	87,638
5% 3/1/23	80,000	89,942
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (a)(b)	1,420,000	1,421,406
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2010 A, 5% 1/1/20	115,000	118,103
Series 2010 B, 5% 1/1/21	310,000	318,339
Series 2015 E:
5% 1/1/22	110,000	119,901
5% 1/1/23	35,000	39,220
Series C, 5% 1/1/21	125,000	125,306
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2017, 5% 1/1/20	350,000	358,219
Series 2018, 4% 1/1/20	400,000	406,141

TOTAL NORTH CAROLINA		21,488,031

North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Bonds (Home Mtg. Fin. Prog.) Series 2019 B, SIFMA Municipal Swap Index + 0.400% 2.15%, tender 2/1/22 (a)(e)	4,000,000	4,000,080
Ohio - 2.0%
Akron Bath Copley Hosp. District Rev.:
Series 2012, 5% 11/15/20	325,000	342,579
Series 2016, 5% 11/15/24	45,000	50,992
Allen County Hosp. Facilities Rev.:
Bonds:
(Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 2.49%, tender 5/1/20 (a)(e)	4,430,000	4,434,696
(Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	120,000	131,401
Series 2010 B, 4.125% 9/1/20	500,000	517,035
Series 2017 A, 5% 8/1/21	780,000	833,266
American Muni. Pwr., Inc. Rev. Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	3,000,000	3,010,050
Series 2019 A, 2.3%, tender 2/15/22 (a)	1,800,000	1,804,572
Series B, 5%, tender 8/15/20 (a)	1,065,000	1,095,768
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	10,000	11,483
Series 2018 A, 5% 1/1/20 (c)	7,180,000	7,355,175
5% 1/1/20 (FSA Insured)	10,000	10,267
5% 1/1/22 (FSA Insured)	30,000	32,570
5% 1/1/24 (FSA Insured)	25,000	28,370
5% 1/1/25 (FSA Insured)	25,000	28,855
Cleveland Ctfs. of Prtn. Series 2010 A, 5% 11/15/19	875,000	892,814
Cleveland Pub. Pwr. Sys. Rev.:
Series 2016 A, 5% 11/15/19	485,000	495,829
Series 2016, 5% 11/15/21 (FSA Insured)	1,400,000	1,516,242
Columbus Gen. Oblig. Series 2018 A, 5% 4/1/20	3,185,000	3,300,265
Cuyahoga Metropolitan Hsg. Auth. Bonds (Carver Park Phase II Proj.) Series 2018, 2.2%, tender 6/1/20 (a)	3,175,000	3,181,001
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	45,000	48,347
5% 6/15/23	40,000	43,763
Franklin County Hosp. Facilities Rev.:
Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 2.17%, tender 11/15/21 (a)(e)	3,800,000	3,801,444
Series 2016 C, 5% 11/1/23	60,000	68,479
Franklin County Multi-family Rev. Bonds Series 2017, 1.3%, tender 6/1/19 (a)	825,000	823,638
Franklin County Rev. Bonds Series 2013 OH, 1.7%, tender 5/1/19 (a)	8,100,000	8,100,903
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	40,000	40,941
5% 12/1/20	50,000	52,730
5% 12/1/21	45,000	48,519
Hamilton County HealthCare Facilities Rev. (Christ Hosp., OH. Proj.) Series 2012, 5% 6/1/20	220,000	228,323
Jobsohio Beverage Sys. Statewide Series 2013 A, 5% 1/1/20	4,310,000	4,427,368
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.401%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	2,090,000	2,090,355
Lucas County Hosp. Rev.:
Series 2011 D, 4% 11/15/20	2,200,000	2,263,712
Series 2011, 5.25% 11/15/27 (Pre-Refunded to 11/15/21 @ 100)	1,070,000	1,169,103
Series 2018 A, 5% 11/15/19	1,160,000	1,182,395
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/24 (b)	620,000	716,150
5% 8/1/25 (b)	310,000	364,538
5% 8/1/26 (b)	535,000	635,767
Miami Univ. Series 2014, 5% 9/1/21	530,000	572,919
Ohio Gen. Oblig.:
Series 2012 C, 5% 9/15/21	95,000	102,883
Series 2018, 5% 5/1/20	3,845,000	3,994,378
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	585,000	652,948
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/19	50,000	50,355
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/20	50,000	51,433
Ohio Hosp. Facilities Rev. Series 2017 A:
4% 1/1/20	55,000	56,026
5% 1/1/21	60,000	63,520
5% 1/1/22	35,000	38,110
5% 1/1/23	45,000	50,319
5% 1/1/24	40,000	45,807
5% 1/1/25	45,000	52,556
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Series 2018, 0% 4/1/21 (a)	3,820,000	3,837,305
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2017 B, SIFMA Municipal Swap Index + 0.220% 1.96% 12/1/20 (a)(e)	860,000	857,016
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/20	700,000	719,733
5% 2/15/21	15,000	15,852
5% 2/15/22	25,000	27,119
5% 2/15/23	45,000	49,952
5% 2/15/24	35,000	39,572
5% 2/15/25	35,000	40,275
5% 2/15/26	385,000	449,403

TOTAL OHIO		66,947,186

Oklahoma - 0.2%
Cleveland County Okla Justice Auth. Series 2015, 3% 3/1/19	330,000	330,000
Midwest City- Del City School Dis Series 2018 A, 2.5% 1/1/20	660,000	664,083
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018:
5% 10/1/19	165,000	168,081
5% 10/1/21	240,000	258,802
Oklahoma County Independent School District No. 53 Series 2017:
1.75% 7/1/19	240,000	239,593
1.75% 7/1/20	265,000	262,981
Oklahoma County Independent School District No. 9 Series 2018, 2.5% 6/1/21	1,535,000	1,547,817
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	55,000	60,162
Series 2004 A, 2.375% 12/1/21 (a)	30,000	29,916
Series 2012, 5% 2/15/21 (Escrowed to Maturity)	35,000	37,203
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. Series 2018, 5% 9/1/20	1,500,000	1,570,785

TOTAL OKLAHOMA		5,169,423

Oregon - 0.1%
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2011 A, 5.25% 5/1/19	90,000	90,489
Series 2011 C, 5% 10/1/20	110,000	115,546
Oregon Gen. Oblig.:
Series 2018 A, 3% 5/1/19	1,000,000	1,002,185
Series 2018 C, 3% 6/1/19	330,000	331,102

TOTAL OREGON		1,539,322

Pennsylvania - 3.1%
Adams County Indl. Dev. Auth. Rev. Series 2010, 5% 8/15/20	490,000	512,295
Allegheny County Arpt. Auth. Rev. Series 2006 B:
5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	290,000	305,240
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	400,000	431,628
Allegheny County Hosp. Dev. Auth. Rev. Series 2010 A, 5% 5/15/19	270,000	271,732
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 4.25%, tender 4/1/21 (a)	1,090,000	1,090,000
Bethlehem Area School District Auth. Bonds (School District Rfdg. Proj.) Series 2018 A, 1 month U.S. LIBOR + 0.480% 2.218%, tender 11/1/21 (a)(e)	3,995,000	3,993,682
Butler Area School District Series 2018, 5% 10/1/22	1,250,000	1,379,938
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 3% 11/15/19	1,000,000	1,007,914
Chester County Health & Ed. Auth. Rev. Series 2017:
4% 11/1/19	145,000	145,660
5% 11/1/20	155,000	158,934
5% 11/1/21	160,000	166,075
Commonwealth Fing. Auth. Tobm Series 2018, 5% 6/1/21	1,000,000	1,065,730
Cumberland County Muni. Auth. Rev. Bonds Series 2014 T1, 2%, tender 4/30/20 (a)	325,000	322,644
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Bonds SIFMA Municipal Swap Index + 0.420% 2.16%, tender 9/1/22 (a)(e)	5,000,000	4,999,950
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20	150,000	154,367
Easton Area School District Series 2013 A, 5% 4/1/23	705,000	760,603
Indiana County Indl. Dev. Auths Series 2017 A, 1.55% 4/1/19	2,180,000	2,179,302
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	55,000	53,770
Series B, 1.8%, tender 8/15/22 (a)	75,000	73,346
Lycoming County Auth. Rev. Bonds Series 2013 S2, 1.85%, tender 11/1/19 (a)	435,000	435,000
Lycoming County Auth. College Rev. Series 2016, 4% 10/1/19	255,000	258,060
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
4% 10/1/19	15,000	15,119
5% 10/1/20	30,000	31,024
5% 10/1/23	5,000	5,459
Series 2017:
2% 12/1/19	160,000	159,320
2% 12/1/20	145,000	142,724
3% 12/1/21	155,000	154,750
Series 2018 A, 5% 9/1/19	500,000	507,821
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Exelon Generation Co. LLC Proj.) Series 2015 A, 2.6%, tender 9/1/20 (a)	1,090,000	1,088,736
Montgomery County Indl. Dev. Auth. Rev. (Meadowood Sr. Living Proj.) Series 2018 A:
3% 12/1/19	140,000	140,642
3% 12/1/20	250,000	251,600
North Pennsylvania Wtr. Auth. Wtr. Rev.:
Bonds Series 2014, 1 month U.S. LIBOR + 0.500% 2.181%, tender 3/1/19 (a)(e)	1,090,000	1,090,137
Series 2014, 1 month U.S. LIBOR + 0.410% 2.091% 11/1/19 (a)(e)	220,000	219,933
Northeastern Hosp. & Ed. Auth. Series 2016 A:
4% 3/1/20	160,000	162,116
5% 3/1/21	110,000	114,778
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/20	300,000	311,382
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/19	50,000	50,000
5% 3/1/20	45,000	46,319
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2016, 4% 3/15/19	400,000	400,285
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2013, 2.35%, tender 5/1/19 (a)(c)	11,600,000	11,600,854
(Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (a)	600,000	606,714
Series 2017 A, 1.7%, tender 8/3/20 (a)(c)	70,000	69,401
2.4%, tender 4/1/19 (a)(c)	3,000,000	3,000,857
Pennsylvania Gen. Oblig.:
Series 2004, 5.375% 7/1/19	4,305,000	4,357,050
Series 2009, 5% 7/1/19	3,800,000	3,841,350
Series 2010 A, 5% 5/1/20	195,000	202,299
Series 2011, 5% 7/1/21	40,000	42,932
Series 2016:
5% 1/15/20	3,585,000	3,685,641
5% 1/15/22	1,215,000	1,324,034
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 T3 and T4, 2.23%, tender 5/1/19 (a)	1,500,000	1,500,222
2.25%, tender 4/30/20 (a)	1,045,000	1,049,755
Series 2014:
5% 12/1/21	5,000	5,444
5% 12/1/22	20,000	22,354
Pennsylvania Hsg. Fin. Agcy.:
Bonds Series 2018 127C, 2.315%, tender 10/1/23 (a)	4,000,000	4,007,720
Series 2018 127A:
2.05% 4/1/20 (c)	1,815,000	1,812,858
2.15% 10/1/20 (c)	1,710,000	1,708,461
2.25% 4/1/21 (c)	1,900,000	1,902,109
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Bonds Series 2017, 1.65%, tender 11/1/19 (a)	3,885,000	3,875,882
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	335,000	359,321
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	110,000	118,543
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013, SIFMA Municipal Swap Index + 1.150% 2.89% 12/1/19 (a)(e)	605,000	606,059
Series 2018 A1:
SIFMA Municipal Swap Index + 0.350% 2.09% 12/1/20 (a)(e)	1,800,000	1,795,698
SIFMA Municipal Swap Index + 0.430% 2.17% 12/1/21 (a)(e)	3,500,000	3,490,410
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 2.24% 12/1/21 (a)(e)	3,460,000	3,456,782
Philadelphia Arpt. Rev.:
Series 2010 A, 5% 6/15/19	250,000	252,283
Series 2010 D, 5% 6/15/21 (c)	490,000	509,277
Series 2011 A, 5% 6/15/21 (c)	190,000	202,348
Series 2015 A, 5% 6/15/19 (c)	1,305,000	1,315,880
Series 2017 A, 5% 7/1/24	10,000	11,566
Series 2017 B:
5% 7/1/21 (c)	665,000	709,974
5% 7/1/24 (c)	55,000	62,865
Philadelphia Auth. For Indl. Dev. (Rebuild Proj.) Series 2018, 5% 5/1/20	400,000	414,600
Philadelphia Gas Works Rev.:
Series 10, 5% 7/1/20 (FSA Insured)	305,000	317,920
Series 15, 5% 8/1/21	25,000	26,793
Series 2015 13:
5% 8/1/20	600,000	627,000
5% 8/1/21	850,000	910,945
Series 2016 14, 5% 10/1/20	445,000	467,366
Series 2017 15:
4% 8/1/20	130,000	134,050
5% 8/1/22	480,000	527,861
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Series 2017:
5% 7/1/19	220,000	221,671
5% 7/1/20	220,000	226,666
Philadelphia School District:
Series 2016 D, 5% 9/1/19	270,000	273,889
Series 2016 F, 5% 9/1/19	220,000	223,169
Phoenixville Area School District Gen. Oblig. Series 2016 B, 4% 8/15/21	500,000	525,135
Pittsburgh & Alleg County Parkin Series 2017, 4% 12/15/19	85,000	86,448
Pittsburgh Hsg. Auth. Rev. Bonds Series 2017, 1.4%, tender 10/1/19 (a)	1,045,000	1,041,191
Pittsburgh Urban Redev. Auth. Rev. Bonds (Crawford Square Apts. Proj.) Series 2018, 2.25%, tender 6/6/20 (a)	1,500,000	1,502,835
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Bonds Series 2017 C, 1 month U.S. LIBOR + 0.640% 2.453%, tender 12/1/20 (FSA Insured) (a)(e)	3,270,000	3,271,112
Quakertown Gen. Auth. Health Facilities Series 2017 A, 3.125% 7/1/21	705,000	693,713
Reading School District Series 2017:
5% 3/1/21 (FSA Insured)	50,000	52,864
5% 3/1/25 (FSA Insured)	5,000	5,764
5% 3/1/26 (FSA Insured)	5,000	5,851
5% 3/1/27 (FSA Insured)	5,000	5,903
5% 3/1/28 (FSA Insured)	5,000	5,908
Saint Mary Hosp. Auth. Health Sys. Rev.:
Series 2010 B:
5% 11/15/19	260,000	265,915
5% 11/15/19 (Escrowed to Maturity)	55,000	56,224
Series 2012, 5% 11/15/27 (Pre-Refunded to 5/15/20 @ 100)	1,495,000	1,552,453
Scranton School District:
Series 2017 A:
5% 6/1/19	110,000	110,690
5% 6/1/20	135,000	139,331
Series 2017 B, 5% 6/1/20	120,000	123,850
Scranton Tax & Rev. Series 2017, 5% 9/1/19 (d)	460,000	465,289
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	5,000	5,038
State Pub. School Bldg. Auth. College Rev. (Cmnty. College of Philadelphia Proj.) Series 2018, 4% 6/15/19	1,835,000	1,845,928
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Series 2018, SIFMA Municipal Swap Index + 0.240% 1.98% 9/15/21 (a)(e)	4,500,000	4,492,080

TOTAL PENNSYLVANIA		102,790,410

Pennsylvania, New Jersey - 0.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/21	1,000,000	1,058,840
Rhode Island - 0.2%
Rhode Is Comm Corp. Spl. Facilities Rev. Series 2018, 5% 7/1/21	685,000	730,525
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2013 A, 5% 5/15/19	35,000	35,218
Series 2016:
5% 5/15/20	15,000	15,500
5% 5/15/22	45,000	48,771
5% 5/15/23	25,000	27,639
5% 5/15/24	50,000	56,198
5% 5/15/25	120,000	136,896
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev.:
(Providence Proj.) Series 2015 A, 3% 5/15/19 (FSA Insured)	140,000	140,337
Series 2015, 5% 5/15/25 (FSA Insured)	130,000	151,220
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Bonds Series 2017 4A, 1.85%, tender 4/1/19 (a)	1,835,000	1,834,983
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2015 A, 5% 12/1/19 (c)	1,160,000	1,183,206
Series A, 5% 12/1/20 (c)	250,000	261,275
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/21	255,000	269,663
5% 6/1/26	75,000	83,027
5% 6/1/27	20,000	21,950

TOTAL RHODE ISLAND		4,996,408

South Carolina - 1.1%
Greenville County School District Series 2018 C, 5% 6/1/19	10,000,000	10,077,421
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	45,000	49,393
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	725,000	739,183
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2009 A, 5% 1/1/20	1,595,000	1,636,704
Richland County Gen. Oblig. Series 2019, 3% 2/27/20	9,000,000	9,109,805
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	55,000	61,856
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	95,000	107,386
5% 12/1/26	25,000	28,771
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn.:
Series 2018 B, 3% 4/15/19	6,000,000	6,009,630
Series 2018 D, 3.5% 3/1/19	5,000,000	5,000,000
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2016, 5% 2/1/20	190,000	195,398
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	150,000	166,580
South Carolina Ports Auth. Ports Rev. Series 2018, 5% 7/1/19 (c)	2,000,000	2,020,446
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B, 4% 1/1/20 (Escrowed to Maturity)	175,000	178,396
Series 2012 B, 5% 12/1/20	20,000	20,990
Series 2012 D, 4% 12/1/19 (Escrowed to Maturity)	65,000	66,135
Series 2014 C:
5% 12/1/22	25,000	27,579
5% 12/1/23	110,000	123,707

TOTAL SOUTH CAROLINA		35,619,380

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2011, 5% 9/1/19 (Escrowed to Maturity)	25,000	25,416
Series 2014 B:
4% 11/1/19	10,000	10,146
4% 11/1/20	15,000	15,542
4% 11/1/21	10,000	10,566
5% 11/1/22	10,000	11,107

TOTAL SOUTH DAKOTA		72,777

Tennessee - 0.6%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/19	2,000,000	2,020,051
5% 7/1/22	1,000,000	1,094,350
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/19	340,000	340,800
5% 4/1/20	835,000	861,954
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2016:
5% 9/1/25	35,000	39,570
5% 9/1/26	40,000	45,490
Memphis Health, Edl. & Hsg. Facilities Board Bonds Series 2018, 2.03%, tender 8/1/20 (a)	7,400,000	7,409,398
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2010 B, 5.5% 7/1/19 (c)	670,000	677,707
Series 2011 C, 5% 7/1/19 (c)	570,000	575,639
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Bonds (Twelfth and Wedgewood Apts. Proj.) Series 2017, 1.8%, tender 12/1/19	325,000	325,067
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	3,410,000	3,383,879
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	2,050,000	2,311,211
Tennessee Energy Acquisition Corp. Series 2018, 5% 11/1/22	1,500,000	1,632,165

TOTAL TENNESSEE		20,717,281

Texas - 9.0%
Alamito Pub. Facilities Corp. Bonds:
(Cramer Three Apts. Proj.) Series 2018, 2.5%, tender 5/1/21 (a)	5,000,000	5,055,700
(Sandoval Apts. and Valle Verde Apts. Proj.) Series 2018, 2.25%, tender 6/1/20 (a)	3,000,000	3,010,350
Alamo Cmnty. Coll District Rev. Bonds Series 2017, 3%, tender 11/1/19 (a)	890,000	895,778
Alamo Cmnty. College District Series 2017, 3% 8/15/21	3,000,000	3,095,430
Aledo Independent School District Series 2015, 0% 2/15/24	25,000	22,536
Allen Independent School District Series 2011, 5% 2/15/41 (Pre-Refunded to 2/15/21 @ 100)	860,000	914,980
Anahuac Independent School District Series 2010, 4.5% 2/15/20	405,000	415,917
Austin Independent School District Series 2017, 5% 8/1/19	3,000,000	3,041,291
Austin-Bergstrom Landhost Ente Series 2017:
5% 10/1/19	135,000	137,317
5% 10/1/20	235,000	245,911
5% 10/1/21	280,000	300,765
Brownsville Independent School District Series 2017, 4% 8/15/22	1,910,000	2,051,722
Burleson Independent School District Bonds Series 2018, 2.5%, tender 8/1/22 (a)	5,000,000	5,075,200
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds:
Series 2018, 2.05%, tender 8/1/20 (a)	10,000,000	10,017,100
Series 2019, 2.1%, tender 9/1/22 (a)	2,000,000	2,001,760
Central Reg'l. Mobility Auth.:
Series 2010, 5.75% 1/1/25 (Pre-Refunded to 1/1/20 @ 100)	2,000,000	2,067,360
Series 2011, 6% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	5,720,000	6,149,229
Series 2016:
5% 1/1/21	10,000	10,523
5% 1/1/22	35,000	37,767
5% 1/1/23	55,000	60,770
5% 1/1/24	75,000	84,447
5% 1/1/26	65,000	75,774
Corpus Christi Util. Sys. Rev. Series 2015, 4% 7/15/19	175,000	176,424
Cypress-Fairbanks Independent School District Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	1,700,000	1,690,531
Series 2014 B3, 1.4%, tender 8/17/20 (a)	2,425,000	2,411,493
Series 2015 B2, 2.125%, tender 8/16/21 (a)	8,000,000	8,029,920
Series 2017 A-2, 2.5%, tender 8/15/19 (a)	3,705,000	3,717,128
Series 2017 A-3, 3%, tender 8/17/20 (a)	630,000	640,880
Series 2017 A1, 2.125%, tender 8/16/21 (a)	9,015,000	9,035,735
Dallas County Gen. Oblig. Series 2016 5% 8/15/22	75,000	83,195
Dallas County Util. and Reclamation District Series 2016, 5% 2/15/20	340,000	350,202
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 E, 5% 11/1/19 (c)	3,500,000	3,573,819
Series 2013 F:
5% 11/1/19	45,000	45,988
5% 11/1/20	35,000	36,910
5% 11/1/21	65,000	70,480
5% 11/1/22	110,000	122,507
Dallas Gen. Oblig. Series 2010, 5% 2/15/21	3,390,000	3,491,056
Dallas Independent School District Bonds:
Series 2016 B4, 5%, tender 2/15/20 (a)	155,000	159,681
Series 2016 B5, 5%, tender 2/15/21 (a)	175,000	185,666
Series 2016, 5%, tender 2/15/22 (a)	5,000	5,469
Series 2019:
5%, tender 2/18/20 (a)	45,000	49,224
5%, tender 2/15/22 (a)	200,000	217,792
Del Rio Hsg. Facilities Corp. Multifamily Hsg. Rev. Bonds Series 2017, 1.35%, tender 6/1/19 (a)	545,000	544,604
Denton Independent School District:
Bonds Series 2013, 2%, tender 8/1/20 (a)	1,130,000	1,133,277
Series 2016, 0% 8/15/25	35,000	30,698
Dickinson Independent School District Bonds Series 2013, 1.35%, tender 8/1/19 (a)	1,420,000	1,417,627
El Paso County Hosp. District Series 2013, 5% 8/15/20	1,160,000	1,204,486
Fort Bend Independent School District Bonds:
Series 2015 A, 1.75%, tender 8/1/19 (a)	7,000,000	6,999,636
Series 2015 B, 1.35%, tender 8/1/19 (a)	425,000	424,290
Series C, 1.35%, tender 8/1/20 (a)	40,000	39,756
Series D, 1.5%, tender 8/1/21 (a)	70,000	69,185
Fort Worth Gen. Oblig.:
Series 2015 A, 5% 3/1/23	35,000	39,306
Series 2018, 5% 3/1/22	1,790,000	1,959,245
Fort Worth Independent School District Series 2015, 5% 2/15/22	35,000	38,314
Georgetown Independent School District Bonds Series 2012, 2.5%, tender 8/1/19 (a)	2,785,000	2,793,310
Goose Creek Consolidated Independent School District Bonds Series 2014 B, 1.18%, tender 8/15/19 (a)	2,180,000	2,174,379
Grapevine-Colleyville Independent School District Bonds:
Series 2012, 2%, tender 8/1/20 (a)	975,000	977,828
Series B, 2%, tender 8/1/20 (a)	880,000	881,822
Gregg County Health Facilities Dev. Series 2012 C, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	2,070,000	2,282,796
Harlandale Independent School District Bonds Series 2015, 3%, tender 8/15/21 (a)	6,000,000	6,077,700
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev.:
(Baylor College of Medicine Proj.) Series 2016, 5% 11/15/19	760,000	776,755
Bonds Series 2015, 1 month U.S. LIBOR + 0.800% 2.556%, tender 6/1/20 (a)(e)	4,000,000	3,999,080
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2014 B, 2.32%, tender 3/7/19 (a)	1,680,000	1,681,686
Series 2015 3, 1 month U.S. LIBOR + 0.850% 2.543%, tender 6/1/20 (a)(e)	665,000	668,059
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 2.64% 6/1/22 (a)(e)	400,000	403,884
Series 2015, 5% 10/1/20	570,000	598,192
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A4, 1.8%, tender 7/1/31 (FSA Insured) (a)	11,750,000	11,750,000
Series A3, 1.8%, tender 7/1/31 (FSA Insured) (a)	725,000	725,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. Series 2006, 5% 2/1/23 (Pre-Refunded to 12/1/19 @ 100)	6,000,000	6,150,120
Houston Arpt. Sys. Rev.:
(Houston TX Arpt. Sys. Rev. Subord Proj.) Series 2011 A, 5% 7/1/21 (c)	675,000	721,130
Series 2011 A, 5% 7/1/19 (c)	405,000	409,220
Series 2012 A:
5% 7/1/19 (c)	4,000,000	4,041,681
5% 7/1/23 (c)	45,000	49,231
Series 2018 A, 5% 7/1/21 (c)	275,000	293,794
Series 2018 C:
5% 7/1/19 (c)	1,900,000	1,919,861
5% 7/1/20 (c)	3,000,000	3,123,450
5% 7/1/21 (c)	335,000	357,894
Houston Gen. Oblig. Series 2013 A, 5% 3/1/22	1,600,000	1,752,256
Houston Independent School District:
Bonds:
Series 2012:
1.45%, tender 6/1/20 (a)	4,360,000	4,334,930
2.4%, tender 6/1/21 (a)	2,985,000	3,014,552
Series 2013 B:
1.45%, tender 6/1/20 (a)	2,385,000	2,371,286
2.4%, tender 6/1/21 (a)	3,100,000	3,130,690
Series 2014 A, 2.2%, tender 6/1/20 (a)	3,000,000	3,010,230
Series 2014 A2, 3%, tender 6/1/19 (a)	3,000,000	3,009,802
Series 2017, 3% 2/15/22	3,000,000	3,114,930
Houston Util. Sys. Rev.:
Bonds:
Series 2012 A, SIFMA Municipal Swap Index + 0.900% 2.64%, tender 5/1/20 (a)(e)	500,000	502,015
Series 2018 C, 3 month U.S. LIBOR + 0.360% 2.105%, tender 8/1/21 (a)(e)	8,000,000	7,970,320
Series 2010 C, 4% 11/15/19	300,000	304,777
Humble Independent School District Series 2016 B, 5% 2/15/22	90,000	98,604
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/20	130,000	135,949
5% 10/15/21	65,000	69,701
Klein Independent School District Series 2018, 5% 2/1/21	2,635,000	2,800,109
Leander Independent School District Series 2013 A:
0% 8/15/21	550,000	526,301
0% 8/15/23	1,000,000	916,960
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/19 (c)	255,000	260,378
Series 2017, 5% 11/1/19 (c)	975,000	995,564
Lower Colorado River Auth. Rev.:
Series 2010 B, 5% 5/15/21	915,000	948,800
Series 2010:
5% 5/15/20	80,000	83,055
5% 5/15/21	430,000	446,512
Series 2012 A, 5% 5/15/19	2,405,000	2,420,479
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	280,000	283,158
Mansfield Independent School District Series 2016, 5% 2/15/24	95,000	109,237
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds Series 1996, 1.75%, tender 9/1/20 (a)(c)	1,850,000	1,831,408
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 2.35%, tender 5/1/19 (a)(c)	8,000,000	8,000,589
New Hope Cultural Ed. Fa Series 2017 A, 3.25% 8/1/19	3,425,000	3,421,572
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	63,610
North East Texas Independent School District:
Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	365,000	358,967
Series 2018, 5% 8/1/20	1,080,000	1,130,144
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	35,000	37,804
North Texas Tollway Auth. Rev.:
Series 2011 A, 5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	1,715,000	1,872,454
Series 2011 B, 5% 1/1/20	500,000	513,532
Series 2011 D, 5% 9/1/28 (Pre-Refunded to 9/1/21 @ 100)	2,150,000	2,321,269
Series 2015 A, 5% 1/1/20	1,105,000	1,134,906
Northside Independent School District:
(Permanent School Fund of Texas Proj.) Bonds Series 2014, 2%, tender 8/1/19 (a)	790,000	790,758
Bonds:
Series 2011 A, 2%, tender 6/1/19 (a)	5,880,000	5,883,268
Series 2017, 1.45%, tender 6/1/20 (a)	975,000	971,061
2%, tender 6/1/21 (a)	2,705,000	2,703,431
Series 2011, 2.125%, tender 8/1/20 (a)	400,000	400,588
Plano Independent School District Series 2016 A, 5% 2/15/22	160,000	175,102
Port Arthur Navigation District Exempt Facilities Bonds (Emerald Renewable Diesel LLC Proj.) Series 2018, 2.4%, tender 5/31/19 (a)(c)(d)	3,000,000	3,001,010
Port Houston Auth. Harris County Series 2015 B, 5% 10/1/19 (c)	2,355,000	2,398,293
Royse City Independent School District Series 2014, 0% 2/15/20	140,000	137,592
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	20,000	20,830
San Antonio Arpt. Sys. Rev. Series 2012, 4% 7/1/20 (c)	1,385,000	1,422,478
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2015 A, 2.25%, tender 12/1/19 (a)	4,360,000	4,373,052
Series 2015 B, 2%, tender 12/1/21 (a)	3,550,000	3,544,249
Series 2018, 5% 2/1/20	1,500,000	1,546,200
San Antonio Gen. Oblig. Series 2018, 4% 8/1/19	5,000,000	5,048,358
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	20,000	21,021
5% 9/15/21	20,000	21,556
5% 9/15/22	75,000	82,841
San Antonio Wtr. Sys. Rev.:
Bonds Series 2013 F, 2%, tender 11/1/21 (a)	1,000,000	999,740
Series 2012, 4% 5/15/19	35,000	35,165
Sherman Independent School District Bonds Series 2018 B:
3%, tender 8/1/20 (a)	75,000	76,308
3%, tender 8/1/20 (a)	3,925,000	3,990,705
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/20	150,000	157,779
5% 10/1/21	65,000	70,314
Spring Branch Independent School District Bonds Series 2013, 3%, tender 6/18/19 (a)	6,000,000	6,021,193
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	15,000	16,141
5% 8/15/23	20,000	22,587
Series 2013:
5% 9/1/19	15,000	15,235
5% 9/1/20	20,000	20,938
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev.:
(Mrc Crestview Proj.) Series 2010, 8.125% 11/15/44 (Pre-Refunded to 11/15/20 @ 100)	250,000	276,350
Series 2015 A, 4% 11/15/19	110,000	110,160
Series 2015 B, 4% 11/15/19	155,000	155,226
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	35,000	41,396
Series 2017 A, 5% 2/15/24	45,000	51,332
Texas Affordable Hsg. Corp. Multi-family Hsg. Rev. Bonds Series 2017, 1.9%, tender 12/1/19 (a)	265,000	264,899
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Bonds:
Series 2017, 1.8%, tender 12/1/19 (a)	545,000	544,275
Series 2018:
2%, tender 2/1/20 (a)	3,400,000	3,405,541
2.2%, tender 5/1/20 (a)	4,000,000	4,008,520
2.23%, tender 5/1/20 (a)	3,300,000	3,306,996
Series 2019, 2.11%, tender 2/1/22	2,880,000	2,884,118
Texas Gen. Oblig.:
Series 2013 B, 5.25% 8/1/21 (c)	940,000	1,015,219
Series 2018:
3% 8/1/19 (c)	4,025,000	4,044,662
4% 8/1/21 (c)	790,000	830,053
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	725,000	748,323
Tomball Independent School District Bonds Series 2014 B2, 2.125%, tender 8/15/21 (a)	1,000,000	1,004,450
Travis County Health Facilities Dev. Corp. Rev. (Longhorn Village Proj.) Series 2012 A, 7% 1/1/32 (Pre-Refunded to 1/1/21 @ 100)	1,740,000	1,901,663
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	35,000	39,699
Univ. of Houston Univ. Revs. Series 2011 A, 5% 2/15/43 (Pre-Refunded to 2/15/21 @ 100)	1,000,000	1,063,930
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010 B, 5% 8/15/21	40,000	43,213
Series 2010, 5% 8/15/22	60,000	66,705
Series 2016 C, 5% 8/15/19	13,705,000	13,912,894
Series 2016 E, 5% 8/15/22	35,000	38,911
Series 2017 C:
5% 8/15/20	1,090,000	1,142,800
5% 8/15/21	1,945,000	2,101,222
Williamson County Gen. Oblig. Bonds Series 2014, 1.85%, tender 8/15/19 (a)	4,000,000	3,997,660

TOTAL TEXAS		299,883,883

Virginia - 1.5%
Alexandria Gen. Oblig. Series 2012 A, 4.5% 6/15/19	2,250,000	2,268,637
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (a)	6,540,000	6,535,559
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	15,000	15,344
5% 7/15/21	10,000	10,608
Colonial Heights Econ. Dev. Auth. MultiFamily Hsg. Rev. Bonds Series 2017 A, 1.8%, tender 7/1/19	2,180,000	2,179,254
Commonwealth Trans. Board Grant Anticipation Rev. Series 2012 A, 5% 9/15/22 (Pre-Refunded to 3/15/22 @ 100)	50,000	54,994
Fairfax County Redev. & Hsg. Auth. Rev. Bonds Series 2018:
2.21%, tender 8/1/20 (a)(c)	2,000,000	2,005,900
2.26%, tender 8/1/20 (a)	2,000,000	2,005,900
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	56,488
Halifax County Indl. Dev. Auth. Bonds 2.15%, tender 9/1/20 (a)	2,870,000	2,869,168
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
Series 2008 A, 1.75%, tender 5/16/19 (a)	475,000	474,677
Series 2008 B, 2.15%, tender 9/1/20 (a)	2,010,000	2,009,417
Lynchburg Econ. Dev. (Centra Health Proj.) Series A, 5% 1/1/20	130,000	133,377
Newport New Redev. & Hsg. Multi-family Hsg. Bonds Series 2018, 2.05%, tender 8/1/20 (a)	7,000,000	7,015,680
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	28,244
5% 6/15/25	20,000	22,945
5% 6/15/26	35,000	40,663
Virginia Port Auth. Port Facilities Rev. Series 2016 B, 5% 7/1/19 (c)	1,905,000	1,923,409
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2013 A, 5% 8/1/22	80,000	88,900
Series 2016 A, 5% 8/1/22	115,000	127,794
Virginia Pub. School Auth. Series 2016 IV, 5% 4/15/19	4,950,000	4,969,305
Virginia Pub. School Auth. School Fing.:
Series 2015 A, 5% 8/1/22	255,000	283,547
Series 2018 B, 5% 8/1/20	4,670,000	4,889,490
Virginia Resources Auth. Moral Oblig.:
(Virginia Pooled Fing. Prog.) Series 2018 C, 5% 11/1/19	1,120,000	1,144,516
(Virginia Pooled Fing. Prog.) Series 2018 C, 5% 11/1/20	1,115,000	1,176,771
Virginia St Pub. School Auth. Spl. Oblig. Series 2018, 5% 3/1/20	3,790,000	3,917,795
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	2,975,000	2,964,260
Series 2009 A, 2.15%, tender 9/1/20 (a)	1,075,000	1,074,688
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	775,000	774,666

TOTAL VIRGINIA		51,061,996

Washington - 1.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series 2015 S2A, 2.04%, tender 11/1/21 (a)	20,000,000	19,915,800
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	30,000	30,822
5% 1/1/21	40,000	42,398
Grays Hbr. County Wash Pub. Hosp. D Series 2017, 3% 8/1/19	1,665,000	1,664,062
King County Hsg. Auth. Rev. Series 2018:
1.9% 5/1/19	500,000	500,022
2.05% 5/1/20	765,000	766,714
2.15% 5/1/20	405,000	405,770
3.5% 5/1/21	500,000	515,595
King County Swr. Rev. Bonds Series 2012, 2.6%, tender 12/1/21 (a)	3,600,000	3,633,948
Port of Seattle Rev.:
Series 2010 C, 5% 2/1/20 (c)	1,280,000	1,316,835
Series 2015 C:
5% 4/1/20 (c)	1,885,000	1,948,713
5% 4/1/21 (c)	540,000	573,955
Series 2016 B:
5% 10/1/20 (c)	65,000	68,215
5% 10/1/21 (c)	60,000	64,716
5% 10/1/22 (c)	55,000	60,717
5% 10/1/23 (c)	65,000	73,343
Series 2018 B, 5% 5/1/19 (c)	1,290,000	1,296,642
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2018 B2, SIFMA Municipal Swap Index + 0.290% 2.03%, tender 11/1/21 (a)(e)	10,000,000	9,972,800
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	5,000	5,210
4% 1/1/21 (Escrowed to Maturity)	40,000	41,646
5% 1/1/21	40,000	42,398
Series 2017:
5% 1/1/22	15,000	16,372
5% 1/1/25	15,000	17,582
5% 1/1/26	10,000	11,943
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/20	1,190,000	1,229,663
Washington Ctfs. of Prtn. Series 2019 A, 5% 7/1/19	515,000	520,536
Washington Fed. Hwy. Grant Anticipation Rev. (SR 520 Corridor Prog.) Series 2012 F, 5% 9/1/21	1,710,000	1,848,476
Washington Gen. Oblig. Series 2003 C, 0% 6/1/20	345,000	337,603
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A, 5.25% 8/15/19	330,000	335,148
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/19	275,000	280,119
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	20,000	22,674
5% 8/15/26	45,000	51,418
5% 8/15/27	50,000	57,378
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	120,000	129,464
Series 2009, 7% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	655,000	666,135
Series 2012, 5% 12/1/42 (Pre-Refunded to 12/1/21 @ 100)	1,000,000	1,087,450

TOTAL WASHINGTON		49,552,282

West Virginia - 0.3%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(c)	5,700,000	5,672,925
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	2,445,000	2,447,787
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 D, 3.25% 5/1/19	65,000	65,066
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	2,125,000	2,086,814
1.9%, tender 4/1/19 (a)	1,235,000	1,234,605

TOTAL WEST VIRGINIA		11,507,197

Wisconsin - 1.7%
Kenosha Series 2012 B, 5% 4/1/19	3,000,000	3,007,403
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	70,000	75,944
Milwaukee County Arpt. Rev.:
Series 2013 A:
5% 12/1/20 (c)	30,000	31,564
5% 12/1/22 (c)	30,000	33,117
5.25% 12/1/23 (c)	35,000	39,804
Series 2016 A, 5% 12/1/19 (c)	625,000	639,465
PMA Levy & Aid Anticipation Nts Prog. Series 2018 A, 3% 7/19/19	3,000,000	3,013,864
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2017 A, 2.35%, tender 5/1/19 (a)(c)	8,000,000	8,000,589
Series 2017 A-1, 2.35%, tender 5/1/19 (a)(c)	8,500,000	8,500,626
Series 2017 A-2, 2.35%, tender 5/1/19 (a)(c)	3,535,000	3,535,260
Pub. Fin. Auth. Wis Edl. Facilities:
Series 2016, 5% 1/1/20	135,000	137,256
Series 2018, 5% 7/1/20 (d)	545,000	554,478
Waukesha Gen. Oblig. Series 2018 D, 3% 7/1/19	2,350,000	2,352,107
Wisconsin Gen. Oblig. Series 2007 1, 5% 5/1/19	1,275,000	1,281,833
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017:
4% 7/1/19	100,000	100,641
5% 7/1/21	100,000	106,693
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B:
5%, tender 6/1/20 (a)	2,020,000	2,094,659
5%, tender 6/1/21 (a)	1,905,000	2,028,482
Series 2013 B-5, 1.375%, tender 12/3/19 (a)	340,000	338,679
Series 2018 B, 5%, tender 1/26/22 (a)	3,340,000	3,632,985
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 2.19%, tender 7/27/22 (a)(e)	3,885,000	3,869,654
Series 2018 C3, 2.29%, tender 7/26/23 (a)	4,000,000	3,988,840
Series 2013 A, 5% 11/15/19	385,000	393,786
Series 2014:
4% 5/1/19	5,000	5,013
5% 5/1/20	10,000	10,299
5% 5/1/21	15,000	15,823
Series 2017 A, 2.65% 11/1/20	2,875,000	2,876,639
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Mercy Alliance, Inc. Proj.) Series 2012, 5% 6/1/19	200,000	201,401
Series 2010, 5% 12/15/20	350,000	363,381
Series 2012, 5% 10/1/21	30,000	32,413
Wisconsin Hsg. & Econ. Dev. Auth. Series 2018 A, 2.05% 9/1/20 (c)	1,195,000	1,194,355
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2017 A, 1.95%, tender 5/1/20 (a)	1,360,000	1,358,150
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/21	1,255,000	1,342,787

TOTAL WISCONSIN		55,157,990

Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Bonds Series 2018 4, 2.06%, tender 9/1/21 (a)	5,000,000	5,000,300
TOTAL MUNICIPAL BONDS
(Cost $1,916,286,311)		1,919,340,840

Municipal Notes - 27.6%
Alabama - 0.5%
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 1.77% 3/1/19, VRDN (a)	800,000	$800,000
Health Care Auth. for Baptist Health Series 2013 B, 2.22% 3/7/19, VRDN (a)	3,705,000	3,705,000
Lower Gas District Participating VRDN Series Floaters XM 01 84, 2.14% 3/7/19 (a)(f)	6,845,000	6,845,000
Tuscaloosa Co. Indl. Dev. Auth. Solid Wste (Nucor Corp. Proj.) Series 2004, 1.98% 3/7/19, VRDN (a)(c)	2,700,000	2,700,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.79% 3/1/19, VRDN (a)(c)	2,060,000	2,060,000

TOTAL ALABAMA		16,110,000

California - 1.1%
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series Floaters 013, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,430,000	2,430,000
Series Floaters XG 01 75, 1.88% 3/7/19 (Liquidity Facility Bank of America NA) (a)(f)	5,300,000	5,300,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Westgate Pasadena Apts. Proj.) Series 2013 B, 2.13% 3/7/19, VRDN (a)(c)	6,000,000	6,000,000
Dignity Health Participating VRDN Series 17 04, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	3,270,000	3,270,000
El Centro Reg'l. Med. Cen Participating VRDN Series Floaters XF 10 72, 2.09% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	5,100,000	5,100,000
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2018 A, 4% 7/1/19	1,000,000	1,006,578
San Francisco Calif. City & Cnty. Arpts. Commn. Int'l. Arpt. Rev. Participating VRDN Series 15 ZF 01 64, 1.99% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)	1,705,000	1,705,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters ZF 26 76, 1.94% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)	7,185,000	7,185,000
Series Floaters ZM 06 41, 1.99% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)	5,250,000	5,250,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 2.22% 3/7/19, LOC Deutsche Bank AG, VRDN (a)(c)	355,000	355,000

TOTAL CALIFORNIA		37,601,578

Colorado - 0.9%
Colorado Ed. Ln. Prog. TRAN Series 2018 A, 4% 6/27/19	5,000,000	5,036,660
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 2.09% 3/7/19, LOC Deutsche Bank AG, VRDN (a)	890,000	890,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XL 00 90, 2.04% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)	23,625,000	23,625,000

TOTAL COLORADO		29,551,660

Connecticut - 0.1%
Connecticut Hsg. Fin. Auth. Series D, 1.77% 3/7/19 (Liquidity Facility TD Banknorth, NA), VRDN (a)(c)	380,000	380,000
New Britain Gen. Oblig. BAN Series 2018, 5% 12/19/19	2,300,000	2,354,979

TOTAL CONNECTICUT		2,734,979

District Of Columbia - 0.2%
District of Columbia Rev. Participating VRDN Series Floaters XF 10 78, 2.14% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	7,600,000	7,600,000
Florida - 2.1%
Aqua One Cmnty. Dev. District Fla Participating VRDN Series Floaters XF 10 76, 2.09% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	4,900,000	4,900,000
Avenir Cmnty. Dev. District Participating VRDN Series Floaters XF 10 74, 2.09% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	5,770,000	5,770,000
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 2.09% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)(f)	6,730,000	6,730,000
Broward County School District TAN Series 2018, 3% 6/12/19	10,000,000	10,035,987
Jacksonville Health Care Series 2018, 1.83% 3/4/19, CP	3,300,000	3,300,037
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 1.76% 3/1/19, VRDN (a)(c)	10,130,000	10,130,000
Miami-Dade County Expressway Auth. Participating VRDN Series 2016, 2.01% 3/7/19, LOC Dexia Cr. Local SA, (Liquidity Facility Dexia Cr. Local SA) (a)(f)	3,680,000	3,680,000
Orange County Health Facilities Auth. Rev. Series 2008, 1.76% 3/7/19, LOC SunTrust Banks, Inc., VRDN (a)	1,805,000	1,805,000
Palm Beach County School District TAN Series 2018, 3% 8/30/19	8,650,000	8,705,009
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 1.77% 3/1/19, VRDN (a)(c)	2,600,000	2,600,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series Floaters XF 25 17, 1.84% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	2,210,000	2,210,000
St. Lucie School District TAN Series 2018, 3% 6/28/19	10,000,000	10,039,772

TOTAL FLORIDA		69,905,805

Georgia - 0.5%
Effingham County Indl. Dev. Auth. Poll Cont. 1.82% 3/1/19, VRDN (a)	600,000	600,000
Gainesville & Hall County Hosp. Auth. Rev. Series 2017 C, 1.97% 3/7/19, VRDN (a)	1,855,000	1,855,000
Milledgeville Baldwin County Participating VRDN Series Floaters PT 41 74, 2.06% 3/7/19 (Liquidity Facility Dexia Cr. Local SA) (a)(f)	1,100,000	1,100,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 1.8% 3/1/19, VRDN (a)	540,000	540,000
Private Colleges & Univs. Auth. Series 2019, 1.62% 5/14/19, CP	10,000,000	9,994,207
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995, 1.78% 3/7/19, LOC SunTrust Banks, Inc., VRDN (a)(c)	1,395,000	1,395,000

TOTAL GEORGIA		15,484,207

Idaho - 0.2%
Idaho Gen. Oblig. TAN Series 2018, 4% 6/28/19	6,035,000	6,080,423
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 1.93% 3/7/19 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,880,000	1,880,000

TOTAL IDAHO		7,960,423

Illinois - 0.8%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.92% 3/7/19 (a)(f)	7,420,000	7,420,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 2.19% 3/7/19 (Liquidity Facility Citibank NA) (a)(f)	2,400,000	2,400,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 1.97% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,280,000	1,280,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XG 00 50, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG) (a)(f)	4,930,000	4,930,000
Metropolitan Pier & Exposition Participating VRDN Series Floaters XF 10 45, 1.92% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(f)	1,620,000	1,620,000
Reg'l. Transn Auth. Extend Series 2005 B, 1.82% 4/1/19, VRDN (a)	7,915,000	7,915,000
Sales Tax Securitization Corp. Participating VRDN Series Floaters XM 06 83, 1.91% 3/7/19 (Liquidity Facility Bank of America NA) (a)(f)	1,000,000	1,000,000

TOTAL ILLINOIS		26,565,000

Indiana - 0.5%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.92% 3/7/19, VRDN (a)(c)	250,000	250,000
Series 2003 B, 1.98% 3/7/19, VRDN (a)(c)	1,000,000	1,000,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 J, 1.72% 3/1/19, LOC Barclays Bank PLC, VRDN (a)	7,000,000	7,000,000
Indiana Fin. Auth. Rev. Series 2008 E7, 1.75% 3/7/19, VRDN (a)	3,305,000	3,305,000
Indiana Univ. Student Fee Revs. Series 2019, 1.8% 5/21/19, CP	4,000,000	3,999,093

TOTAL INDIANA		15,554,093

Iowa - 0.4%
Hills Health Facilities Rev. Participating VRDN Series Floaters XF 10 73, 2.09% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	4,875,000	4,875,000
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 IA, 2.17% 3/7/19, VRDN (a)	6,775,000	6,775,000
Iowa Higher Ed. Ln. Auth. Rev. RAN (Private Ed. Working Cap. Ln. Prog.) Series 2018 A, 3.5% 5/9/19	2,000,000	2,005,525

TOTAL IOWA		13,655,525

Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 2% 3/7/19, VRDN (a)	2,000,000	2,000,000
Series 2007 B, 2% 3/7/19, VRDN (a)	2,000,000	2,000,000
Wichita Gen. Oblig. BAN Series 2018 290, 1.75% 4/13/19	9,695,000	9,695,141

TOTAL KANSAS		13,695,141

Louisiana - 0.3%
East Baton Rouge Parish Solid Waste Series 1998, 1.72% 3/1/19, VRDN (a)(c)	1,100,000	1,100,000
Louisiana Pub. Facilities Auth. Hosp. Rev. Participating VRDN Series Floaters BAML 70 02, 1.78% 3/7/19, LOC Bank of America NA, (Liquidity Facility Bank of America NA) (a)(f)	10,000,000	10,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.94% 3/7/19, VRDN (a)	200,000	200,000

TOTAL LOUISIANA		11,300,000

Maine - 0.1%
Auburn Rev. Oblig. Secs Series 2001, 2.07% 3/7/19, LOC TD Banknorth, NA, VRDN (a)(c)	130,000	130,000
Old Town ME Solid Waste Disp. Series 2004, 1.89% 3/7/19, VRDN (a)(c)(d)	3,330,000	3,330,000

TOTAL MAINE		3,460,000

Maryland - 0.7%
Baltimore County Gen. Oblig. BAN Series 2018, 4% 3/18/19	15,000,000	15,016,349
Baltimore Proj. Rev. Bonds Series Floaters G 42, SIFMA Municipal Swap Index + 0.200% 1.94%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)(g)	4,500,000	4,500,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Series 2006 J, 1.79% 3/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(c)	3,500,000	3,500,000
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2004 D, 1.76% 3/7/19, LOC TD Banknorth, NA, VRDN (a)(c)	295,000	295,000

TOTAL MARYLAND		23,311,349

Massachusetts - 1.1%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 1.99% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)	2,430,000	2,430,000
Massachusetts Gen. Oblig. RAN:
Series 2018 A, 4% 4/25/19	5,000,000	5,017,637
Series 2018 B, 4% 5/23/19	6,000,000	6,032,029
Series 2018 C, 4% 6/20/19	21,000,000	21,145,929
Nahant BAN Series 2018 A, 3% 6/28/19	813,000	815,201

TOTAL MASSACHUSETTS		35,440,796

Michigan - 0.5%
Michigan Fin. Auth. Rev. RAN Series 2018 A, 4% 8/20/19	11,000,000	11,112,541
Michigan State Univ. Revs. Series 2003 A, 1.78% 3/7/19 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,000,000	4,000,000

TOTAL MICHIGAN		15,112,541

Minnesota - 0.1%
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 2.04% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	5,000,000	5,000,000
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Rev. (Utils. Optimization LLC Proj.) Series 2002 A, 1.95% 3/7/19, LOC Cap. One Bank, VRDN (a)(c)	600,000	600,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.79% 3/1/19, VRDN (a)(c)	2,000,000	2,000,000
Perry County Poll. Cont. Rev. Series 2002, 1.87% 3/7/19, VRDN (a)(d)	10,575,000	10,575,000

TOTAL MISSISSIPPI		13,175,000

Missouri - 0.1%
Saint Louis Arpt. Rev. Participating VRDN Series Floaters 07 004, 1.97% 3/7/19 (Liquidity Facility Dexia Cr. Local SA) (a)(f)	2,380,000	2,380,000
Nevada - 0.1%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.94% 3/7/19 (Liquidity Facility Citibank NA) (a)(f)	4,590,000	4,590,000
Clark County Indl. Dev. Rev. Series 2008 A, 1.74% 3/7/19, LOC MUFG Union Bank NA, VRDN (a)(c)	290,000	290,000
Sparks Econ. Dev. Rev. (RIX Industries Proj.) Series 2002, 1.95% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	120,000	120,000

TOTAL NEVADA		5,000,000

New Jersey - 2.7%
Bloomingdale BAN Series 2018, 3% 3/5/19	3,600,000	3,600,136
Borough of Riverdale BAN Series 2018, 3% 9/13/19	2,100,000	2,112,861
Chester Township Gen. Oblig. BAN Series 2018, 3% 10/11/19	3,000,000	3,022,113
Delran Township BAN Series 2018, 3% 10/25/19	4,815,090	4,850,322
East Brunswick Township Gen. Oblig. BAN:
Series 2018, 3% 3/14/19	4,700,000	4,701,771
Series 2019, 3.5% 1/10/20	1,677,000	1,702,012
Englewood Gen. Oblig. BAN Series 2018, 3% 4/2/19	12,700,000	12,713,744
Flemington BAN 3.5% 1/15/20	2,400,000	2,430,308
Gloucester Township BAN Series 2018 B, 3% 6/20/19	6,600,000	6,619,428
Highland Park Gen. Oblig. BAN Series 2018, 3% 4/16/19	2,891,000	2,894,816
Long Beach Township Gen. Oblig. BAN Series 2018 A, 3% 3/14/19	3,312,000	3,313,344
Maple Shade Township BAN Series 2018:
3% 6/27/19	1,800,000	1,806,225
3% 6/27/19	4,163,884	4,178,283
Millburn Township Gen. Oblig. BAN Series 2018, 3% 6/14/19	2,659,857	2,667,327
Millstone Township Gen. Oblig. BAN Series 2018, 3% 9/10/19	2,700,000	2,716,563
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters DCL SER 005, 2.02% 3/7/19 (Liquidity Facility Dexia Cr. Local SA) (a)(f)	1,600,000	1,600,000
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series 16 XG 00 47, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	3,913,724	3,913,724
New Jersey Trans. Trust Fund Auth. TRAN Series 2018 A, 5% 6/15/19	500,000	504,453
Roselle County of Union BAN Series 2018, 3.5% 12/6/19	2,658,145	2,690,396
Saddle Brook Township Gen. Oblig. BAN Series 2018, 3% 5/30/19	3,150,000	3,157,553
Sea Isle City BAN Series 2018, 3.5% 9/12/19	4,000,000	4,036,365
South River Borough Gen. Oblig. BAN Series 2018, 3.5% 12/10/19	5,300,000	5,367,288
Teaneck Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	1,200,000	1,203,639
Vineland Gen. Oblig. BAN Series 2018, 3.5% 11/14/19	4,500,000	4,550,571
Wall Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	5,000,000	5,015,325

TOTAL NEW JERSEY		91,368,567

New York - 6.2%
Amsterdam City School District BAN Series 2018, 3% 6/28/19	6,700,000	6,720,753
Binghamton Gen. Oblig. BAN Series 2018 B, 3% 4/19/19	2,000,000	2,002,870
Broome County Gen. Oblig. BAN Series 2018 A, 3% 5/3/19	6,291,662	6,303,778
Build NYC Resource Corp. Rev. Participating VRDN Series Floaters XF 10 80, 2.14% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	3,300,000	3,300,000
Eastport-South Manor Central School District TAN Series 2018, 2.75% 6/25/19	5,000,000	5,014,020
Eden BAN Series 2018, 3% 3/7/19	2,000,000	2,000,340
Eden N Y Cent School District BAN Series 2019, 3% 6/6/19	2,700,000	2,707,631
Geneva BAN Series 2018, 3% 5/8/19	5,718,195	5,728,598
Gloversville School District BAN Series 2018, 3% 10/18/19	12,500,000	12,586,394
Hempstead Union Free School District TAN Series 2018, 2.75% 6/27/19	7,000,000	7,013,882
Nassau County Gen. Oblig.:
RAN Series 2019 A, 4% 12/10/19	4,450,000	4,526,991
TAN:
Series 2018 A, 4% 3/15/19	8,005,000	8,012,121
Series 2018 B, 4% 9/16/19	6,000,000	6,073,729
New York City Gen. Oblig. Series 2006, 1.95% 3/1/19 (FSA Insured), VRDN (a)	7,575,000	7,575,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2017 BB, 1.72% 3/1/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,530,000	1,530,000
New York City Transitional Fin. Auth. Rev.:
Series 2002 2E, 1.91% 3/7/19, VRDN (a)	2,765,000	2,765,000
Series 2002 3, 1.91% 3/7/19, VRDN (a)	1,600,000	1,600,000
New York Hsg. Fin. Agcy. Rev. Series 2014 A, 1.78% 3/7/19, VRDN (a)	1,530,000	1,530,000
New York Metropolitan Trans. Auth. Rev. BAN:
Series 2018 B, 5% 5/15/21	3,695,000	3,930,408
Series 2018 C, 5% 9/1/21	2,000,000	2,141,040
Series 2019 A, 4% 2/3/20	28,800,000	29,341,976
New York Mtg. Agcy. Rev. Series 132, 1.8% 3/1/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(c)	1,175,000	1,175,000
New York St Mtg. Agcy. Homeowner Series 144, 1.8% 3/1/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(c)	5,040,000	5,040,000
Penn Yan NY Central School District BAN Series 2018, 3% 7/19/19	2,900,000	2,910,733
Poughkeepsie Gen. Oblig. BAN Series 2018 A, 4% 5/3/19	1,836,455	1,839,701
Poughkeepsie Town BAN Series 2018, 3% 3/8/19	3,800,000	3,800,755
Queensbury Union Free School District BAN Series 2018, 3% 7/12/19	5,600,000	5,620,065
Rockland County Gen. Oblig. TAN Series 2018, 3% 4/2/19	12,500,000	12,514,181
Sidney Cent School District BAN Series 2018, 3% 7/10/19	1,600,000	1,605,357
South Glens Falls Central School District BAN Series 2018 B, 3% 7/26/19	500,000	502,328
Suffolk County Gen. Oblig.:
RAN Series 2018, 2% 3/21/19	2,500,000	2,500,241
TAN:
Series 2018 I, 4% 9/26/19	10,000,000	10,130,835
Series 2018, 5% 7/24/19	14,000,000	14,161,585
Troy Rensselaer County BAN Series B, 3% 8/2/19	4,300,000	4,321,944
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 2.12% 3/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)(c)	35,000	35,000
Village of Island Park BAN Series 2018, 3% 3/6/19	1,000,000	1,000,149
Westchester County Gen. Oblig. TAN Series 2019 A, 2.25% 5/28/19	19,000,000	19,020,520

TOTAL NEW YORK		208,582,925

Non-State Specific - 0.2%
BB&T Muni. Trust Series 2016, 2.79% 12/31/19, CP (a)(d)	533,840	533,856
Fed. Home Ln. Mtg. Corp. Series 2018 M46, SIFMA Municipal Swap Index + 0.250% 1.99% 3/7/19 (Liquidity Facility Freddie Mac), VRDN (a)(e)	4,980,000	4,979,701

TOTAL NON-STATE SPECIFIC		5,513,557

North Carolina - 0.3%
Alamance County Idnl Facilities Poll Fing. Auth. Series 2001, 1.9% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	400,000	400,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. (Carolinas Healthcare Sys.) Series 2007 C, 1.71% 3/7/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	900,000	900,000
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2003, 1.78% 3/7/19, LOC Branch Banking & Trust Co., VRDN (a)	260,000	260,000
North Carolina Edl. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 1991 B, 1.65% 3/7/19, VRDN (a)	9,025,000	9,025,000

TOTAL NORTH CAROLINA		10,585,000

Ohio - 0.9%
Avon Gen. Oblig. BAN Series 2018, 3% 9/5/19	2,250,000	2,264,475
Belmont County BAN Series 2018 A, 3% 4/18/19	2,286,000	2,289,453
East Clinton Local School District BAN Series 2019:
2.8% 12/3/19	2,700,000	2,716,070
3% 12/17/19	2,600,000	2,618,291
Englewood BAN Series 2019, 3% 1/22/20	3,300,000	3,324,014
Grove City Gen. Oblig. BAN Series 2018, 2.5% 3/7/19	2,000,000	2,000,196
Highland Heights Gen. Oblig. BAN Series 2018, 2.75% 6/13/19	2,300,000	2,304,456
Lake County Gen. Oblig. BAN Series 2018, 2.5% 6/13/19	1,000,000	1,001,946
Lakewood Income Tax Rev. BAN Series 2018, 2.5% 3/28/19	5,000,000	5,002,361
Lorain County Gen. Oblig. BAN Series 2019, 3% 2/7/20	2,000,000	2,018,942
Montgomery County Hosp. Rev. Participating VRDN Series Floaters BAML 50 02, 1.78% 3/7/19, LOC Bank of America NA, (Liquidity Facility Bank of America NA) (a)(f)	3,000,000	3,000,000
Tipp City BAN Series 2019, 3% 2/12/20	1,000,000	1,009,330

TOTAL OHIO		29,549,534

Oregon - 0.1%
Port Portland Spl. Oblig. Rev. (Horizon Air Ind. Proj.) Series 1997, 1.78% 3/1/19, LOC Bank of America NA, VRDN (a)(c)	2,600,000	2,600,000
Pennsylvania - 0.8%
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	8,000,000	8,000,000
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 1.97% 3/7/22, VRDN (a)	4,500,000	4,500,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2015 B, 1.97% 3/7/19, VRDN (a)	2,635,000	2,635,000
Philadelphia Auth. For Indl. Series 2017 B, 1.97% 3/7/19, VRDN (a)	11,355,000	11,355,000

TOTAL PENNSYLVANIA		26,490,000

South Carolina - 0.3%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1997, 1.98% 3/7/19, VRDN (a)(c)	1,100,000	1,100,000
South Carolina Jobs-Econ. Dev. Auth. Series 2018 C, 2% 3/7/19, VRDN (a)	7,000,000	7,000,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2008, 1.76% 3/7/19, LOC SunTrust Banks, Inc., VRDN (a)	1,415,000	1,415,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XG 02 09, 2.09% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(f)	1,000,000	1,000,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 2.09% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(f)	80,000	80,000

TOTAL SOUTH CAROLINA		10,595,000

Tennessee - 0.3%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 1.88% 3/7/19, VRDN (a)	7,610,000	7,610,000
Union City Indl. Dev. (Kohler Co. Proj.) Series 1995, 1.95% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	2,000,000	2,000,000

TOTAL TENNESSEE		9,610,000

Texas - 3.7%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 1.96% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(f)	2,880,000	2,880,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XG 00 58, 1.81% 3/7/19 (Liquidity Facility Deutsche Bank AG) (a)(f)	1,085,000	1,085,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Exxon Mobil Corp. Proj.) Series 2003, 1.77% 3/1/19, VRDN (a)(c)	4,080,000	4,080,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019, 1.75% tender 6/4/19, CP mode	4,800,000	4,797,967
Houston Gen. Oblig. TRAN Series 2018, 4% 6/28/19	10,000,000	10,075,266
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 1.92% 3/1/19, VRDN (a)	6,235,000	6,235,000
Series 2004, 2.12% 3/7/19, VRDN (a)(c)	20,415,000	20,415,000
Series 2010 B, 1.92% 3/1/19, VRDN (a)	5,785,000	5,785,000
Series 2010 C, 1.92% 3/1/19, VRDN (a)	2,375,000	2,375,000
Series 2010 D:
2.05% 3/7/19, VRDN (a)	7,685,000	7,685,000
2.05% 3/7/19, VRDN (a)	4,160,000	4,160,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 1.72% 3/1/19, VRDN (a)	9,200,000	9,200,000
San Antonio Elec. & Gas Sys. Rev. Series 2019 C, 1.85% 5/2/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), CP	3,000,000	2,999,738
Texas Gen. Oblig. TRAN Series 2018, 4% 8/29/19	43,000,000	43,476,745

TOTAL TEXAS		125,249,716

Utah - 0.2%
Salt Lake City Arpt. Rev. Participating VRDN Series Floaters XM 06 99, 2.04% 3/7/19 (Liquidity Facility Cr. Suisse AG) (a)(c)(f)	6,600,000	6,600,000
Washington - 0.2%
Kitsap County Indl. Dev. Corpre (Cara Land Co., L.L.C. Proj.) Series 2006, 1.95% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	270,000	270,000
Port Chehalis Indl. Dev. Rev. (JLT Holding, LLC Proj.) Series 2003, 1.9% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	600,000	600,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 2.09% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)(g)	5,200,000	5,200,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series MS 3354, 2.14% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	2,275,000	2,275,000

TOTAL WASHINGTON		8,345,000

Wisconsin - 0.6%
Burlington Area School District BAN 3% 8/6/19	2,000,000	2,004,616
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 28, 1.81% 3/7/19 (Liquidity Facility Deutsche Bank AG) (a)(f)	2,370,000	2,370,000
JPMorgan Chase Participating VRDN Series Floaters XF 01 27, 1.92% 3/7/19 (a)(f)	1,060,000	1,060,000
Milwaukee Gen. Oblig. RAN Series 2018 R3, 4% 5/16/19	10,000,000	10,044,172
Oconto Falls Pub. Schools TRAN Series 2018, 3% 10/1/19	2,000,000	2,012,450
Pewuakee School District BAN Series 2019, 3% 8/1/19	2,000,000	2,004,130

TOTAL WISCONSIN		19,495,368

TOTAL MUNICIPAL NOTES
(Cost $924,932,598)		925,182,764

Commercial Paper - 0.1%
Houston Airport System Rev. 1.85% 3/5/19
(Cost $3,500,000)	3,500,000	3,500,040

Municipal Bond Funds - 0.3%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares(a)(d)	4,400,000	4,400,000
Nuveen NY AMT-Free Quality Municipal Income Fund Preferred Shares(a)(d)	6,800,000	6,800,000
TOTAL MUNICIPAL BOND FUNDS
(Cost $11,200,000)		11,200,000
	Shares	Value

Money Market Funds - 14.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 2.33% (h)(i)	168,283,901	168,283,901
Fidelity Municipal Cash Central Fund, 1.78% (j)	13,413,659	13,415,000
Fidelity SAI Municipal Money Market Fund, 1.19% (h)(i)	304,144,737	304,175,106
State Street Institutional U.S. Government Money Market Fund Premier Class 2.35% (h)	4,457,976	4,457,976
TOTAL MONEY MARKET FUNDS
(Cost $490,292,760)		490,331,983
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $3,346,211,669)		3,349,555,627
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,290,750
NET ASSETS - 100%		$3,351,846,377

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

TRAN – TAX AND REVENUE ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,703,492 or 1.2% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,400,000 or 0.8% of net assets.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

 (i) Affiliated Fund

 (j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Baltimore Proj. Rev. Bonds Series Floaters G 42, SIFMA Municipal Swap Index + 0.200% 1.94%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada)	1/2/19	$4,500,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 013, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC)	2/2/18 - 2/9/18	$2,430,000
Dignity Health Participating VRDN Series 17 04, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC)	2/2/18 - 2/9/18	$3,270,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$8,000,000
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 2.04% 4/11/19 (Liquidity Facility Barclays Bank PLC)	1/10/19	$5,000,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 2.09% 4/11/19 (Liquidity Facility Barclays Bank PLC)	3/1/18 - 1/18/19	$5,200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$56,508
Total	$56,508

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 2.33%	$188,320,059	$253,815,699	$273,851,857	$1,946,692	$--	$--	$168,283,901
Fidelity SAI Municipal Money Market Fund, 1.19%	316,565,589	100,465,389	112,859,750	4,032,640	2,398	1,480	304,175,106
Total	$504,885,648	$354,281,088	$386,711,607	$5,979,332	$2,398	$1,480	$472,459,007

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$2,844,523,604	$--	$2,844,523,604	$--
Money Market Funds	490,331,983	490,331,983	--	--
Commercial Paper	3,500,040	--	3,500,040	--
Investment Companies	11,200,000	--	11,200,000	--
Total Investments in Securities:	$3,349,555,627	$490,331,983	$2,859,223,644	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Fidelity® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 28, 2019

COI-QTLY-0419
1.9887941.100

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 12.6%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
3.6% 2/17/23	$4,947,000	$4,978,076
4.45% 4/1/24	479,000	495,861
4.5% 3/9/48	25,004,000	22,381,933
5.55% 8/15/41	12,537,000	12,838,233
BellSouth Capital Funding Corp. 7.875% 2/15/30	102,000	120,021
CenturyLink, Inc. 6.15% 9/15/19	1,501,000	1,517,886
Verizon Communications, Inc.:
3.85% 11/1/42	1,213,000	1,093,227
4.522% 9/15/48	1,855,000	1,820,439
4.862% 8/21/46	3,453,000	3,550,528
5.012% 4/15/49	1,323,000	1,384,831
5.012% 8/21/54	25,487,000	26,181,506
		76,362,541
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	2,043,000	2,025,199
5.95% 4/1/41	1,429,000	1,687,592
Time Warner, Inc.:
4.9% 6/15/42	6,909,000	6,559,319
6.2% 3/15/40	2,303,000	2,524,251
		12,796,361
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,986,000	6,139,938
4.908% 7/23/25	4,642,000	4,808,730
5.375% 5/1/47	31,686,000	30,042,194
5.75% 4/1/48	4,606,000	4,609,724
Comcast Corp.:
3.9% 3/1/38	1,096,000	1,036,575
3.969% 11/1/47	3,547,000	3,290,285
3.999% 11/1/49	4,030,000	3,742,531
4% 3/1/48	1,998,000	1,868,027
4.6% 8/15/45	2,885,000	2,912,755
4.65% 7/15/42	2,578,000	2,617,913
Fox Corp.:
3.666% 1/25/22 (a)	902,000	912,500
4.03% 1/25/24 (a)	1,586,000	1,616,344
4.709% 1/25/29 (a)	2,296,000	2,379,912
5.476% 1/25/39 (a)	2,264,000	2,373,262
5.576% 1/25/49 (a)	1,502,000	1,586,166
Time Warner Cable, Inc.:
4% 9/1/21	12,819,000	12,944,657
4.5% 9/15/42	886,000	744,227
5.5% 9/1/41	1,530,000	1,447,806
5.875% 11/15/40	3,289,000	3,263,434
6.55% 5/1/37	5,846,000	6,199,101
7.3% 7/1/38	3,785,000	4,271,672
8.25% 4/1/19	5,026,000	5,046,274
		103,854,027

TOTAL COMMUNICATION SERVICES		193,012,929

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
General Motors Financial Co., Inc.:
3.5% 7/10/19	2,737,000	2,742,140
3.7% 5/9/23	8,751,000	8,613,114
4.25% 5/15/23	1,359,000	1,363,325
4.375% 9/25/21	5,310,000	5,396,666
		18,115,245
Hotels, Restaurants & Leisure - 0.0%
Aramark Services, Inc. 5% 2/1/28 (a)	975,000	962,813
Household Durables - 0.4%
Lennar Corp.:
4.75% 11/29/27	9,429,000	9,157,916
5% 6/15/27	12,243,000	11,998,140
5.25% 6/1/26	2,965,000	2,976,119
Toll Brothers Finance Corp.:
4.35% 2/15/28	14,431,000	13,547,101
4.875% 3/15/27	13,719,000	13,444,620
		51,123,896

TOTAL CONSUMER DISCRETIONARY		70,201,954

CONSUMER STAPLES - 0.6%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	8,244,000	8,144,433
4.7% 2/1/36	7,195,000	6,964,055
4.9% 2/1/46	14,391,000	13,850,007
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	5,641,000	5,120,276
5.45% 1/23/39	5,480,000	5,751,024
5.55% 1/23/49	13,389,000	14,062,651
5.8% 1/23/59 (Reg. S)	14,304,000	15,259,459
Constellation Brands, Inc. 4.75% 11/15/24	3,799,000	3,988,016
		73,139,921
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,926,000	1,936,227
Food Products - 0.0%
H.J. Heinz Co. 4.375% 6/1/46	5,795,000	4,801,584
Tobacco - 0.1%
Altria Group, Inc. 9.25% 8/6/19	818,000	838,704
Reynolds American, Inc.:
4% 6/12/22	939,000	950,359
5.7% 8/15/35	780,000	769,151
6.15% 9/15/43	1,124,000	1,107,198
7.25% 6/15/37	4,446,000	4,859,490
		8,524,902

TOTAL CONSUMER STAPLES		88,402,634

ENERGY - 1.9%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,456,000	1,511,534
Oil, Gas & Consumable Fuels - 1.9%
Alberta Energy Co. Ltd. 8.125% 9/15/30	5,649,000	6,940,688
Amerada Hess Corp.:
7.3% 8/15/31	1,709,000	1,947,080
7.875% 10/1/29	2,223,000	2,605,177
Anadarko Finance Co. 7.5% 5/1/31	6,280,000	7,600,186
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,251,000	1,285,258
5.55% 3/15/26	4,939,000	5,277,581
6.45% 9/15/36	4,300,000	4,839,263
6.6% 3/15/46	4,886,000	5,776,878
Canadian Natural Resources Ltd.:
3.45% 11/15/21	2,648,000	2,645,817
5.85% 2/1/35	2,024,000	2,212,144
Cenovus Energy, Inc. 4.25% 4/15/27	4,895,000	4,661,546
Chesapeake Energy Corp. 6.625% 8/15/20	4,758,000	4,876,950
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	2,797,000	2,799,973
4.5% 6/1/25	852,000	874,600
DCP Midstream LLC:
4.75% 9/30/21 (a)	2,233,000	2,272,078
5.35% 3/15/20 (a)	2,290,000	2,330,075
5.85% 5/21/43 (a)(b)	4,466,000	3,952,410
DCP Midstream Operating LP:
2.7% 4/1/19	695,000	694,166
3.875% 3/15/23	3,116,000	3,092,630
5.6% 4/1/44	2,703,000	2,496,896
El Paso Corp. 6.5% 9/15/20	7,470,000	7,834,319
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	824,000	822,861
3.9% 5/15/24 (b)	869,000	846,147
Enbridge Energy Partners LP 4.2% 9/15/21	2,622,000	2,668,840
Enbridge, Inc. 4.25% 12/1/26	1,461,000	1,489,822
Energy Transfer Partners LP:
4.2% 9/15/23	1,203,000	1,227,010
4.5% 4/15/24	1,576,000	1,618,268
4.95% 6/15/28	4,103,000	4,180,589
5.25% 4/15/29	2,564,000	2,681,143
5.8% 6/15/38	2,288,000	2,335,270
6% 6/15/48	1,490,000	1,546,008
6.25% 4/15/49	3,997,000	4,289,830
Kinder Morgan, Inc. 5.55% 6/1/45	3,046,000	3,197,912
Marathon Petroleum Corp. 5.125% 3/1/21	1,583,000	1,637,288
MPLX LP:
4.8% 2/15/29	1,376,000	1,410,642
4.875% 12/1/24	1,974,000	2,060,789
5.5% 2/15/49	4,129,000	4,228,868
Nakilat, Inc. 6.067% 12/31/33 (a)	1,213,000	1,361,593
Petrobras Global Finance BV 7.25% 3/17/44	27,432,000	29,311,092
Petroleos Mexicanos:
4.625% 9/21/23	5,937,000	5,685,865
4.875% 1/18/24	2,015,000	1,925,131
5.375% 3/13/22	2,259,000	2,263,518
5.625% 1/23/46	13,487,000	10,553,578
6.375% 2/4/21	5,370,000	5,526,536
6.375% 1/23/45	21,193,000	17,796,822
6.5% 3/13/27	4,256,000	4,109,168
6.5% 6/2/41	23,459,000	20,409,330
6.75% 9/21/47	22,490,000	19,501,079
Phillips 66 Co. 4.3% 4/1/22	2,136,000	2,209,313
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	3,779,000	3,756,500
Southwestern Energy Co. 6.2% 1/23/25 (b)	7,728,000	7,648,402
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,732,000	1,666,070
The Williams Companies, Inc.:
3.7% 1/15/23	808,000	807,294
4.55% 6/24/24	8,829,000	9,093,870
Western Gas Partners LP:
4.65% 7/1/26	917,000	910,224
4.75% 8/15/28	1,236,000	1,219,721
5.375% 6/1/21	4,807,000	4,952,306
Williams Partners LP:
4% 11/15/21	581,000	590,401
4.125% 11/15/20	474,000	479,544
4.3% 3/4/24	1,992,000	2,037,477
		267,071,836

TOTAL ENERGY		268,583,370

FINANCIALS - 6.0%
Banks - 3.5%
Bank of America Corp.:
3.004% 12/20/23 (b)	1,314,000	1,296,915
3.3% 1/11/23	2,658,000	2,665,906
3.419% 12/20/28 (b)	5,193,000	5,010,245
3.5% 4/19/26	6,078,000	6,016,414
3.95% 4/21/25	37,660,000	37,632,978
4% 1/22/25	26,856,000	26,899,190
4.1% 7/24/23	1,426,000	1,470,451
4.183% 11/25/27	6,909,000	6,876,614
4.2% 8/26/24	8,311,000	8,470,391
4.25% 10/22/26	38,178,000	38,352,817
4.45% 3/3/26	6,522,000	6,640,352
Barclays Bank PLC 10.179% 6/12/21 (a)	1,750,000	1,976,899
Barclays PLC:
2.75% 11/8/19	2,357,000	2,347,973
4.375% 1/12/26	4,468,000	4,431,514
4.836% 5/9/28	6,102,000	5,887,287
5.2% 5/12/26	1,556,000	1,565,580
BPCE SA 4.875% 4/1/26 (a)	7,383,000	7,413,968
CIT Group, Inc.:
4.75% 2/16/24	2,520,000	2,567,250
6.125% 3/9/28	15,120,000	16,367,400
Citigroup, Inc.:
2.7% 10/27/22	32,935,000	32,341,125
4.05% 7/30/22	1,320,000	1,345,392
4.075% 4/23/29 (b)	4,606,000	4,643,903
4.125% 7/25/28	6,909,000	6,792,993
4.3% 11/20/26	1,766,000	1,768,313
4.4% 6/10/25	18,053,000	18,344,632
4.45% 9/29/27	3,141,000	3,151,875
4.5% 1/14/22	3,193,000	3,309,181
4.6% 3/9/26	6,674,000	6,823,027
5.3% 5/6/44	9,501,000	10,066,173
5.5% 9/13/25	7,738,000	8,357,689
Citizens Bank NA 2.55% 5/13/21	1,236,000	1,220,374
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	3,130,000	3,146,321
4.3% 12/3/25	6,411,000	6,465,315
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	9,717,000	9,602,087
3.8% 9/15/22	4,767,000	4,792,489
3.8% 6/9/23	6,892,000	6,891,541
4.55% 4/17/26	3,126,000	3,202,393
Discover Bank 7% 4/15/20	3,087,000	3,205,793
Fifth Third Bancorp 8.25% 3/1/38	1,098,000	1,512,372
HSBC Holdings PLC:
4.25% 3/14/24	1,433,000	1,451,106
5.25% 3/14/44	1,039,000	1,102,438
Huntington Bancshares, Inc. 7% 12/15/20	736,000	782,927
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	1,324,000	1,226,751
5.71% 1/15/26 (a)	29,145,000	27,292,415
JPMorgan Chase & Co.:
2.95% 10/1/26	3,081,000	2,937,383
3.797% 7/23/24 (b)	9,901,000	10,042,412
3.875% 9/10/24	6,291,000	6,363,655
4.125% 12/15/26	25,341,000	25,643,903
4.35% 8/15/21	8,482,000	8,735,375
4.625% 5/10/21	1,251,000	1,292,511
Rabobank Nederland 4.375% 8/4/25	4,789,000	4,844,552
Regions Bank 6.45% 6/26/37	4,251,000	5,052,794
Regions Financial Corp. 3.2% 2/8/21	2,243,000	2,245,938
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	16,223,000	16,443,992
6% 12/19/23	13,577,000	14,266,768
6.1% 6/10/23	6,222,000	6,526,599
6.125% 12/15/22	21,905,000	23,109,568
Societe Generale 4.25% 4/14/25 (a)	7,110,000	6,992,759
Synchrony Bank 3% 6/15/22	3,984,000	3,863,280
UniCredit SpA 6.572% 1/14/22 (a)	6,953,000	7,127,932
		498,218,190
Capital Markets - 1.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,396,000	1,433,891
Deutsche Bank AG 4.5% 4/1/25	5,769,000	5,370,307
Deutsche Bank AG New York Branch:
3.3% 11/16/22	7,369,000	6,954,912
4.1% 1/13/26	8,332,000	7,708,328
5% 2/14/22	11,778,000	11,850,790
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	10,640,000	10,480,575
3.2% 2/23/23	5,987,000	5,935,125
3.272% 9/29/25 (b)	35,921,000	34,828,743
4.25% 10/21/25	12,215,000	12,264,221
6.75% 10/1/37	29,592,000	35,193,891
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,140,000	1,135,593
3.75% 12/1/25	2,038,000	2,080,820
Lazard Group LLC 4.25% 11/14/20	830,000	842,707
Moody's Corp.:
3.25% 1/15/28	2,085,000	1,991,240
4.875% 2/15/24	1,958,000	2,070,816
Morgan Stanley:
3.125% 1/23/23	5,527,000	5,482,713
3.125% 7/27/26	14,775,000	14,097,650
3.625% 1/20/27	16,594,000	16,271,840
3.7% 10/23/24	4,754,000	4,774,760
3.75% 2/25/23	3,789,000	3,851,228
3.875% 4/29/24	4,377,000	4,437,723
4.1% 5/22/23	5,527,000	5,618,155
4.35% 9/8/26	5,012,000	5,032,490
4.431% 1/23/30 (b)	5,526,000	5,705,784
4.875% 11/1/22	9,955,000	10,419,491
5% 11/24/25	21,351,000	22,442,596
5.75% 1/25/21	4,669,000	4,892,637
		243,169,026
Consumer Finance - 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	1,452,000	1,431,781
4.125% 7/3/23	4,250,000	4,221,862
4.45% 12/16/21	3,670,000	3,718,219
4.5% 5/15/21	1,333,000	1,350,501
4.875% 1/16/24	2,190,000	2,241,025
5% 10/1/21	1,999,000	2,053,600
Capital One Financial Corp. 3.8% 1/31/28	4,331,000	4,162,157
Discover Financial Services:
3.85% 11/21/22	2,241,000	2,254,003
3.95% 11/6/24	1,874,000	1,854,812
4.1% 2/9/27	4,579,000	4,456,140
4.5% 1/30/26	5,913,000	5,940,340
5.2% 4/27/22	1,887,000	1,974,379
Ford Motor Credit Co. LLC:
5.085% 1/7/21	3,662,000	3,730,074
5.596% 1/7/22	7,576,000	7,761,485
Synchrony Financial:
3% 8/15/19	965,000	964,381
3.75% 8/15/21	1,457,000	1,460,191
3.95% 12/1/27	8,239,000	7,544,475
4.25% 8/15/24	1,467,000	1,438,020
		58,557,445
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,038,000	1,046,103
Brixmor Operating Partnership LP 4.125% 6/15/26	1,631,000	1,592,874
Cigna Corp.:
4.125% 11/15/25 (a)	2,569,000	2,607,521
4.375% 10/15/28 (a)	6,630,000	6,720,531
4.8% 8/15/38 (a)	4,128,000	4,119,915
4.9% 12/15/48 (a)	4,124,000	4,106,142
Voya Financial, Inc. 3.125% 7/15/24	2,503,000	2,422,130
		22,615,216
Insurance - 0.2%
AIA Group Ltd. 2.25% 3/11/19 (a)	594,000	593,904
American International Group, Inc. 4.875% 6/1/22	2,648,000	2,774,839
Aon Corp. 5% 9/30/20	983,000	1,007,905
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,692,000	2,834,064
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	2,429,000	2,458,286
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	4,970,000	5,122,270
4.75% 3/15/39	2,280,000	2,360,818
4.8% 7/15/21	1,355,000	1,401,474
4.9% 3/15/49	4,538,000	4,773,432
Pacific LifeCorp 5.125% 1/30/43 (a)	2,623,000	2,682,842
Pricoa Global Funding I 5.375% 5/15/45 (b)	3,148,000	3,126,751
Prudential Financial, Inc. 4.5% 11/16/21	1,288,000	1,335,038
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,159,000	1,196,581
Unum Group:
5.625% 9/15/20	1,914,000	1,976,837
5.75% 8/15/42	1,622,000	1,690,557
		35,335,598

TOTAL FINANCIALS		857,895,475

HEALTH CARE - 0.6%
Health Care Providers & Services - 0.5%
Cigna Corp. 3.75% 7/15/23 (a)	5,313,000	5,376,622
CVS Health Corp.:
4.1% 3/25/25	11,144,000	11,296,697
4.3% 3/25/28	12,941,000	12,949,876
4.78% 3/25/38	5,761,000	5,604,090
5.05% 3/25/48	8,470,000	8,393,063
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	1,077,000	1,083,815
4.272% 8/28/23 (a)	3,402,000	3,452,372
4.9% 8/28/28 (a)	1,432,000	1,483,567
HCA Holdings, Inc.:
4.75% 5/1/23	138,000	142,710
5.875% 3/15/22	164,000	174,478
6.5% 2/15/20	2,079,000	2,141,173
Toledo Hospital:
5.325% 11/15/28	2,395,000	2,460,896
6.015% 11/15/48	11,498,000	12,165,245
WellPoint, Inc. 3.3% 1/15/23	4,322,000	4,329,667
		71,054,271
Pharmaceuticals - 0.1%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	5,418,000	5,419,126
Mylan NV:
2.5% 6/7/19	1,694,000	1,691,672
3.15% 6/15/21	4,013,000	3,967,267
3.95% 6/15/26	2,065,000	1,925,685
Perrigo Finance PLC 3.5% 12/15/21	292,000	280,871
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	2,887,000	2,743,044
Zoetis, Inc. 3.25% 2/1/23	1,210,000	1,202,305
		17,229,970

TOTAL HEALTH CARE		88,284,241

INDUSTRIALS - 0.1%
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	1,041,000	1,054,626
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23	583,000	559,491
3.375% 6/1/21	1,957,000	1,943,222
3.75% 2/1/22	2,924,000	2,928,956
3.875% 4/1/21	2,112,000	2,127,626
4.25% 2/1/24	7,180,000	7,220,619
4.25% 9/15/24	2,331,000	2,329,521
		17,109,435
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	1,374,000	1,483,920

TOTAL INDUSTRIALS		19,647,981

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	5,600,000	5,884,344
6.02% 6/15/26 (a)	1,948,000	2,065,810
		7,950,154
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	3,173,000	3,276,143

TOTAL INFORMATION TECHNOLOGY		11,226,297

MATERIALS - 0.0%
Metals & Mining - 0.0%
Anglo American Capital PLC 4.125% 4/15/21 (a)	2,910,000	2,919,487
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	1,321,000	1,374,897
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,499,000	1,479,228
4.5% 8/1/47 (a)	1,522,000	1,524,983
		7,298,595
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	584,000	581,497
4.6% 4/1/22	843,000	870,081
American Campus Communities Operating Partnership LP 3.75% 4/15/23	857,000	855,564
Boston Properties, Inc. 4.5% 12/1/28	4,766,000	4,941,644
Camden Property Trust:
2.95% 12/15/22	1,200,000	1,186,383
4.25% 1/15/24	2,252,000	2,319,177
Corporate Office Properties LP 5% 7/1/25	2,273,000	2,329,944
DDR Corp.:
3.625% 2/1/25	1,532,000	1,477,856
4.25% 2/1/26	1,242,000	1,227,630
4.625% 7/15/22	1,302,000	1,332,239
Duke Realty LP:
3.25% 6/30/26	589,000	566,522
3.625% 4/15/23	1,544,000	1,552,419
3.875% 10/15/22	4,345,000	4,424,173
4.375% 6/15/22	1,300,000	1,343,869
Equity One, Inc. 3.75% 11/15/22	5,527,000	5,555,842
Highwoods/Forsyth LP 3.2% 6/15/21	1,625,000	1,608,300
Hudson Pacific Properties LP 4.65% 4/1/29	1,833,000	1,805,607
Lexington Corporate Properties Trust 4.4% 6/15/24	948,000	945,837
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	4,882,000	4,910,481
4.5% 1/15/25	2,013,000	2,003,313
4.5% 4/1/27	716,000	702,227
4.75% 1/15/28	11,294,000	11,293,243
4.95% 4/1/24	882,000	898,159
5.25% 1/15/26	3,755,000	3,861,159
Retail Opportunity Investments Partnership LP:
4% 12/15/24	641,000	610,561
5% 12/15/23	494,000	496,767
Store Capital Corp. 4.625% 3/15/29	2,374,000	2,343,395
Ventas Realty LP:
3.125% 6/15/23	1,033,000	1,017,918
4% 3/1/28	2,150,000	2,119,587
4.125% 1/15/26	999,000	1,002,847
Weingarten Realty Investors 3.375% 10/15/22	456,000	451,556
WP Carey, Inc.:
4% 2/1/25	3,423,000	3,376,211
4.6% 4/1/24	5,327,000	5,473,175
		75,485,183
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,832,000	7,866,025
3.95% 11/15/27	4,382,000	4,218,935
4.1% 10/1/24	2,782,000	2,771,840
CBRE Group, Inc. 4.875% 3/1/26	7,844,000	8,076,967
Digital Realty Trust LP 3.95% 7/1/22	2,137,000	2,163,869
Essex Portfolio LP 3.875% 5/1/24	1,923,000	1,941,975
Liberty Property LP:
3.25% 10/1/26	1,586,000	1,503,868
3.375% 6/15/23	1,643,000	1,625,414
4.125% 6/15/22	1,115,000	1,139,842
Mack-Cali Realty LP:
3.15% 5/15/23	3,573,000	3,033,194
4.5% 4/18/22	678,000	643,536
Mid-America Apartments LP 4% 11/15/25	828,000	837,814
Post Apartment Homes LP 3.375% 12/1/22	502,000	499,526
Tanger Properties LP:
3.125% 9/1/26	2,628,000	2,384,620
3.75% 12/1/24	1,940,000	1,890,600
3.875% 12/1/23	1,186,000	1,176,551
3.875% 7/15/27	6,947,000	6,544,708
		48,319,284

TOTAL REAL ESTATE		123,804,467

UTILITIES - 0.5%
Electric Utilities - 0.2%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	3,889,000	4,097,236
6.4% 9/15/20 (a)	5,173,000	5,386,898
FirstEnergy Corp.:
4.25% 3/15/23	4,502,000	4,610,786
7.375% 11/15/31	6,310,000	8,131,359
IPALCO Enterprises, Inc.:
3.45% 7/15/20	4,960,000	4,946,706
3.7% 9/1/24	1,963,000	1,929,454
		29,102,439
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	701,000	717,823
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	12,105,000	12,982,613
Emera U.S. Finance LP:
2.15% 6/15/19	966,000	962,781
2.7% 6/15/21	951,000	933,452
		14,878,846
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 5.103% 9/30/66 (b)(c)	5,861,000	5,392,120
3 month U.S. LIBOR + 2.825% 5.628% 6/30/66 (b)(c)	1,683,000	1,598,850
NiSource Finance Corp. 5.95% 6/15/41	2,273,000	2,567,258
Puget Energy, Inc.:
5.625% 7/15/22	3,305,000	3,481,142
6% 9/1/21	3,185,000	3,361,848
6.5% 12/15/20	1,021,000	1,072,794
Sempra Energy 6% 10/15/39	2,744,000	3,090,662
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7963% 5/15/67 (b)(c)	1,843,000	1,621,011
		22,185,685

TOTAL UTILITIES		66,884,793

TOTAL NONCONVERTIBLE BONDS
(Cost $1,756,453,927)		1,795,242,736

U.S. Treasury Obligations - 17.1%
U.S. Treasury Bonds 3% 2/15/49	26,117,000	25,682,397
U.S. Treasury Notes:
1.75% 6/30/22	$256,796,000	$250,687,065
2.125% 7/31/24	109,191,000	106,785,386
2.125% 11/30/24	28,603,400	27,914,013
2.125% 5/15/25	45,672,600	44,425,524
2.25% 10/31/24	21,880,400	21,512,023
2.25% 12/31/24	68,047,200	66,829,793
2.25% 2/15/27	81,654,000	79,245,845
2.375% 5/15/27	146,537,200	143,388,939
2.5% 3/31/23	280,098,100	279,879,273
2.625% 6/30/23	11,377,500	11,424,166
2.625% 12/31/23	234,040,000	235,009,071
2.625% 3/31/25	85,883,300	86,030,912
2.75% 6/30/25	457,127,400	461,002,268
2.875% 11/30/25	324,464,000	329,559,097
3.125% 11/15/28	257,000,000	265,774,139
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,403,290,898)		2,435,149,911

U.S. Government Agency - Mortgage Securities - 6.9%
Fannie Mae - 3.5%
12 month U.S. LIBOR + 1.445% 3.542% 4/1/37 (b)(c)	4,411	4,580
12 month U.S. LIBOR + 1.495% 4.511% 1/1/35 (b)(c)	4,328	4,491
12 month U.S. LIBOR + 1.523% 4.398% 3/1/36 (b)(c)	1,997	2,080
12 month U.S. LIBOR + 1.594% 4.161% 5/1/36 (b)(c)	10,522	10,956
12 month U.S. LIBOR + 1.643% 4.315% 9/1/36 (b)(c)	1,380	1,436
12 month U.S. LIBOR + 1.685% 4.06% 4/1/36 (b)(c)	4,498	4,702
12 month U.S. LIBOR + 1.690% 4.36% 8/1/35 (b)(c)	11,284	11,796
12 month U.S. LIBOR + 1.741% 4.625% 3/1/40 (b)(c)	5,728	6,030
12 month U.S. LIBOR + 1.750% 4.5% 8/1/41 (b)(c)	5,946	6,259
12 month U.S. LIBOR + 1.800% 4.787% 1/1/42 (b)(c)	9,870	10,400
12 month U.S. LIBOR + 1.812% 4.609% 12/1/40 (b)(c)	110,443	113,811
12 month U.S. LIBOR + 1.818% 3.702% 2/1/42 (b)(c)	11,830	12,466
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (b)(c)	645	676
12 month U.S. LIBOR + 1.875% 4.75% 10/1/36 (b)(c)	11,735	12,342
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (b)(c)	435	453
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.676% 6/1/36 (b)(c)	9,828	10,356
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (b)(c)	1,682	1,773
2.5% 11/1/32	703,975	691,274
2.5% 3/1/34 (d)	100,000	98,040
2.5% 3/1/34 (d)	3,208,685	3,145,785
2.5% 3/1/34 (d)	1,758,685	1,724,210
2.5% 3/1/34 (d)	100,000	98,040
2.5% 3/1/49 (d)	600,000	568,563
2.5% 3/1/49 (d)	600,000	568,563
3% 8/1/27 to 11/1/48	97,145,365	96,068,025
3% 3/1/34 (d)	4,100,000	4,091,818
3% 3/1/34 (d)	6,100,000	6,087,827
3% 3/1/34 (d)	2,900,000	2,894,213
3% 3/1/34 (d)	1,100,000	1,097,805
3% 3/1/34 (d)	21,400,000	21,357,296
3% 3/1/34 (d)	2,175,000	2,170,660
3% 3/1/49 (d)	13,200,000	12,894,819
3% 3/1/49 (d)	13,200,000	12,894,819
3% 3/1/49 (d)	1,100,000	1,074,568
3% 3/1/49 (d)	2,100,000	2,051,448
3% 3/1/49 (d)	1,000,000	976,880
3% 3/1/49 (d)	2,100,000	2,051,448
3% 3/1/49 (d)	8,400,000	8,205,794
3% 3/1/49 (d)	1,000,000	976,880
3% 3/1/49 (d)	1,000,000	976,880
3% 3/1/49 (d)	7,400,000	7,228,913
3% 3/1/49 (d)	600,000	586,128
3% 3/1/49 (d)	600,000	586,128
3.5% 7/1/32 to 10/1/56 (e)	46,993,016	47,127,968
3.5% 3/1/34 (d)	600,000	609,521
3.5% 3/1/34 (d)	700,000	711,108
3.5% 3/1/34 (d)	5,300,000	5,384,103
3.5% 3/1/34 (d)	5,300,000	5,384,103
3.5% 3/1/34 (d)	700,000	711,108
3.5% 3/1/34 (d)	7,986,153	8,112,880
3.5% 3/1/34 (d)	2,598,976	2,640,218
3.5% 3/1/34 (d)	15,185,813	15,426,788
3.5% 3/1/34 (d)	15,185,813	15,426,788
3.5% 3/1/34 (d)	10,035,129	10,194,370
3.5% 3/1/34 (d)	550,000	558,728
3.5% 3/1/49 (d)	40,000,000	40,007,880
4% 11/1/31 to 3/1/48	28,029,535	28,755,728
4% 10/1/48	17,472,047	17,844,752
4% 3/1/49 (d)	30,000,000	30,579,663
4% 3/1/49 (d)	4,050,000	4,128,255
4% 3/1/49 (d)	4,050,000	4,128,255
4.5% 5/1/25 to 8/1/56	36,508,951	38,046,146
4.5% 3/1/49 (d)	19,200,000	19,866,399
4.5% 3/1/49 (d)	10,000,000	10,347,083
5% 5/1/20 to 8/1/56	620,401	659,564
5.257% 8/1/41	40,626	43,914
5.5% 4/1/39 to 9/1/39	114,057	123,326
6% 7/1/39	57,619	63,113
6.5% 2/1/20 to 8/1/39	327,954	365,495
6.52% 2/1/39	43,287	46,761
7% 7/1/26 to 5/1/30	37,126	41,221
7.5% 9/1/22 to 9/1/32	30,756	35,014
8.5% 2/1/22 to 11/1/22	1,880	1,990
9% 10/1/30	8,260	9,791
9.5% 8/1/22	4	5

TOTAL FANNIE MAE		498,763,469

Freddie Mac - 1.4%
12 month U.S. LIBOR + 1.500% 4.295% 3/1/36 (b)(c)	8,692	9,016
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (b)(c)	2,547	2,640
12 month U.S. LIBOR + 1.750% 4.643% 12/1/40 (b)(c)	51,580	53,077
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (b)(c)	16,665	17,509
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (b)(c)	2,693	2,825
12 month U.S. LIBOR + 1.884% 4.624% 10/1/42 (b)(c)	9,903	10,230
12 month U.S. LIBOR + 1.961% 4.598% 6/1/33 (b)(c)	17,304	18,136
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (b)(c)	3,999	4,214
12 month U.S. LIBOR + 2.200% 5.075% 12/1/36 (b)(c)	7,830	8,212
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (b)(c)	2,601	2,660
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (b)(c)	3,686	3,821
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (b)(c)	947	985
6 month U.S. LIBOR + 2.020% 4.662% 6/1/37 (b)(c)	17,524	18,324
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (b)(c)	3,006	3,146
6 month U.S. LIBOR + 2.492% 5.028% 10/1/35 (b)(c)	1,076	1,126
3% 11/1/33 to 2/1/47	24,290,145	23,781,214
3% 3/1/34 (d)	4,800,000	4,793,047
3.5% 6/1/27 to 12/1/48	71,342,374	71,696,454
3.5% 3/1/49 (d)	6,200,000	6,204,854
4% 1/1/36 to 4/1/48	56,027,322	57,676,166
4% 3/1/49 (d)	15,900,000	16,216,539
4.5% 7/1/25 to 12/1/48	11,339,237	11,855,435
5% 7/1/33 to 7/1/41	186,782	198,669
5.5% 6/1/22 to 9/1/39	316,448	340,654
6% 6/1/20 to 6/1/39	75,842	83,488
6.5% 4/1/21 to 9/1/39	121,511	133,229
7% 8/1/26 to 9/1/36	44,273	49,685
7.5% 1/1/27 to 7/1/34	70,908	80,720
9% 9/1/20 to 5/1/21	10	10

TOTAL FREDDIE MAC		193,266,085

Ginnie Mae - 2.0%
3.5% 11/20/41 to 10/20/48	29,964,772	30,262,947
4.5% 8/15/39 to 6/15/41	1,377,098	1,450,156
5% 5/15/39 to 7/15/40	249,884	265,945
5.5% 9/15/39	35,906	38,852
6.5% 10/15/34	9,596	10,814
7% 1/15/26 to 4/20/32	40,133	44,919
7.5% 2/15/22 to 7/15/29	8,299	9,140
8% 6/15/21 to 12/15/25	5,255	5,726
8.5% 11/15/27 to 10/15/28	4,772	5,348
2.5% 11/20/46	10,492,503	10,033,252
3% 6/15/42 to 6/20/48	36,865,082	36,431,065
3% 3/1/49 (d)	600,000	592,009
3% 3/1/49 (d)	950,000	937,348
3% 3/1/49 (d)	575,000	567,342
3.5% 3/1/49 (d)	25,700,000	25,922,387
3.5% 3/1/49 (d)	950,000	958,221
3.5% 4/1/49 (d)	575,000	579,684
3.5% 4/1/49 (d)	600,000	604,887
4% 7/20/33 to 4/20/48	7,802,167	8,044,594
4% 3/1/49 (d)	1,500,000	1,539,340
4% 3/1/49 (d)	25,800,000	26,476,641
4% 3/1/49 (d)	10,500,000	10,775,377
4% 3/1/49 (d)	3,300,000	3,386,547
4% 3/1/49 (d)	8,700,000	8,928,170
4% 3/1/49 (d)	24,850,000	25,501,726
4% 3/1/49 (d)	575,000	590,080
4% 4/1/49 (d)	33,550,000	34,403,686
4% 4/1/49 (d)	575,000	589,631
4.5% 3/1/49 (d)	2,100,000	2,172,792
4.5% 3/1/49 (d)	1,900,000	1,965,859
4.5% 3/1/49 (d)	900,000	931,196
4.5% 3/1/49 (d)	15,700,000	16,244,204
4.5% 3/1/49 (d)	5,500,000	5,690,645
4.5% 3/1/49 (d)	4,000,000	4,138,651
4.5% 3/1/49 (d)	550,000	569,064
4.5% 4/1/49 (d)	11,000,000	11,375,275
4.5% 4/1/49 (d)	5,450,000	5,635,932
4.5% 4/1/49 (d)	5,500,000	5,687,637

TOTAL GINNIE MAE		283,367,089

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $971,787,546)		975,396,643

Asset-Backed Securities - 0.6%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$4,190,895	$4,169,266
ALG Student Loan Trust I Series 2006-1A Class A3, 3 month U.S. LIBOR + 0.150% 2.9148% 10/28/23 (a)(b)(c)	208,104	207,545
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.8499% 10/25/35 (b)(c)	168,064	168,083
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	7,089,672	7,159,080
Class AA, 2.487% 12/16/41 (a)	1,533,156	1,490,985
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.6206% 7/25/29 (b)(c)	204,755	206,269
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (a)	85,299	85,058
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	7,018,191	7,009,179
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.8399% 10/25/37 (a)(b)(c)	257,627	259,389
CLUB Credit Trust Series 2018-NP1 Class A, 2.99% 5/15/24 (a)	764	764
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 3.1534% 9/28/30 (b)(c)	207,007	207,196
Consumer Loan Underlying Bond Credit Trust Series 2018-P3 Class A, 3.82% 1/15/26 (a)	7,327,253	7,338,099
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.7399% 3/25/32 (b)(c)	7,550	7,730
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,193,575	3,142,976
Class A2II, 4.03% 11/20/47 (a)	5,432,238	5,342,922
Finance of America Structured Securities Trust Series 2018-HB1 Class A, 3.3751% 9/25/28 (a)	208,918	209,087
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.3149% 3/25/34 (b)(c)	617	576
Ford Credit Auto Owner Trust Series 2019-1 Class A, 3.52% 7/15/30 (a)	2,000,000	2,012,537
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	1,820,000	1,845,725
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6688% 11/15/34 (a)(b)(c)	69,790	68,583
Class B, 1 month U.S. LIBOR + 0.280% 2.7688% 11/15/34 (a)(b)(c)	25,267	24,798
Class C, 1 month U.S. LIBOR + 0.380% 2.8688% 11/15/34 (a)(b)(c)	41,874	39,885
Class D, 1 month U.S. LIBOR + 0.750% 3.2388% 11/15/34 (a)(b)(c)	19,969	18,816
GMF Floorplan Owner Revolving Trust Series 2016-1 Class A1, 1.96% 5/17/21 (a)	799,000	797,806
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	2,196,778	2,189,997
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 3.1669% 4/10/31 (a)(b)(c)	172,593	172,840
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	3,699,949	3,752,559
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.9716% 3/27/42 (b)(c)	739,000	600,349
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	543,000	544,100
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 0% 4/20/30 (a)(b)(c)(d)	7,329,000	7,329,000
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 2.7799% 8/25/36 (b)(c)	30,518	30,516
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (a)	245,273	245,361
Series 2018-3A Class A 3.5545% 11/25/28(a)	6,203,643	6,207,793
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 3.1199% 9/25/23 (a)(b)(c)	373,000	372,896
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9999% 9/25/35 (b)(c)	282,614	282,140
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (a)	75,968	76,006
Series 2018-2A Class A, 3.35% 10/15/24 (a)	88,052	88,150
Series 2019-1A Class A, 3.54% 4/15/25 (a)	6,250,000	6,249,619
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 3.2582% 12/15/27 (a)(b)(c)	166,499	166,521
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 1 month U.S. LIBOR + 0.430% 2.9199% 5/25/35 (b)(c)	25,482	25,492
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3499% 9/25/34 (b)(c)	7,249	6,959
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	7,219,542	7,263,270
Towd Point Mortgage Trust:
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	454,216	455,232
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	890,026	890,644
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 3.355% 4/6/42 (a)(b)(c)(f)	778,000	538,351
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (a)	727,230	727,625
Series 2019-1A Class A, 3.48% 3/15/25 (a)	3,642,000	3,643,915
TOTAL ASSET-BACKED SECURITIES
(Cost $83,259,642)		83,671,689

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.1%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.65% 6/27/36 (a)(b)(c)	177,155	173,126
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 3.906% 3/27/36 (a)(b)	35,758	35,716
Series 2010-RR2 Class 5A2, 5% 12/26/36 (a)	11,812	11,896
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(b)	213,170	212,305
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.704% 1/25/37 (a)(b)	20,738	21,062
Credit Suisse Mortgage Trust:
Series 2010-9R Class 2A5, 4% 2/27/38 (a)	73,692	73,412
Series 2012-2R Class 1A1, 4.6607% 5/27/35 (a)(b)	14,150	14,112
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.79% 5/27/37 (a)(b)(c)	152,133	145,943
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 3.2063% 5/27/37 (a)(b)(c)	1,153,858	1,106,262
Class AA1, 1 month U.S. LIBOR + 0.280% 2.8791% 5/27/37 (a)(b)(c)	1,463,381	1,404,394
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	168,684	167,115
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.709% 6/21/36 (a)(b)(c)	44,944	44,581
Lanark Master Issuer PLC floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.467% 12/22/69 (a)(b)(c)	4,300,000	4,306,880
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.1696% 7/25/19 (b)	675	672
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.68% 2/25/37 (b)(c)	64,192	63,417
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.7799% 7/25/35 (b)(c)	50,923	50,553
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 3.1673% 7/15/58 (a)(b)(c)	254,000	253,080
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(c)	4,015	3,925
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.1299% 9/25/43 (b)(c)	151,062	149,966
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 4.6018% 9/25/33 (b)	23,836	23,969
Series 2005-AR10 Class 2A15, 4.7686% 6/25/35 (b)	161,360	165,845
Series 2005-AR2 Class 1A2, 5.0795% 3/25/35 (b)	7,718	7,772
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 4.0108% 6/27/36 (a)(b)	11,426	11,391
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	70,132	69,557

TOTAL PRIVATE SPONSOR		8,516,951

U.S. Government Agency - 0.1%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6101% 12/25/33 (b)(g)(h)	13,377	2,897
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	23,122	24,850
Series 1999-32 Class PL, 6% 7/25/29	22,220	23,915
Series 1999-33 Class PK, 6% 7/25/29	15,637	16,794
Series 2001-52 Class YZ, 6.5% 10/25/31	1,932	2,154
Series 2005-39 Class TE, 5% 5/25/35	35,140	37,619
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.0763% 8/25/35 (b)(h)	1,932	2,259
Series 2012-149:
Class DA, 1.75% 1/25/43	18,370	17,603
Class GA, 1.75% 6/25/42	18,883	18,028
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	23,420	25,295
Series 2001-31 Class ZC, 6.5% 7/25/31	10,634	11,741
Series 2002-16 Class ZD, 6.5% 4/25/32	3,744	4,181
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.0601% 11/25/32 (b)(g)(h)	8,645	1,079
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	24,664	2,182
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.1501% 12/25/36 (b)(g)(h)	8,680	1,641
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 3.9501% 5/25/37 (b)(g)(h)	5,041	824
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.7571% 9/25/23 (b)(h)	1,004	1,147
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6101% 3/25/33 (b)(g)(h)	3,624	648
Series 2005-79 Class ZC, 5.9% 9/25/35	22,531	25,007
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 25.6807% 6/25/37 (b)(h)	17,742	32,437
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.8601% 3/25/38 (b)(g)(h)	27,189	4,083
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	60	0
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	842	9
Series 2010-135 Class LS, 6.050% - 1 month U.S. LIBOR 3.5601% 12/25/40 (b)(g)(h)	25,662	3,511
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	26,599	2,290
Series 2010-150 Class ZC, 4.75% 1/25/41	88,946	95,803
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	15	0
Series 2010-95 Class ZC, 5% 9/25/40	180,293	195,679
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	4,019	108
Series 2011-4 Class PZ, 5% 2/25/41	39,622	44,269
Series 2011-83 Class DI, 6% 9/25/26 (g)	7,012	480
Series 2012-100 Class WI, 3% 9/25/27 (g)	77,123	6,693
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.1601% 12/25/30 (b)(g)(h)	27,475	2,880
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.0601% 6/25/41 (b)(g)(h)	33,974	4,313
Series 2013-133 Class IB, 3% 4/25/32 (g)	53,709	4,620
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2301% 6/25/35 (b)(g)(h)	27,786	4,439
Series 2015-42 Class IL, 6% 6/25/45 (g)	112,261	24,613
Series 2015-70 Class JC, 3% 10/25/45	139,224	138,811
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (b)(g)	7,365	1,660
Series 351:
Class 12, 5.5% 4/25/34 (b)(g)	4,941	944
Class 13, 6% 3/25/34 (g)	6,577	1,315
Series 359 Class 19, 6% 7/25/35 (b)(g)	4,069	831
Series 384 Class 6, 5% 7/25/37 (g)	14,797	2,717
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	26,178	28,136
Series 2104 Class PG, 6% 12/15/28	7,461	8,060
Series 2121 Class MG, 6% 2/15/29	10,534	11,362
Series 2154 Class PT, 6% 5/15/29	18,672	20,168
Series 2162 Class PH, 6% 6/15/29	2,642	2,842
Series 2520 Class BE, 6% 11/15/32	13,508	14,788
Series 2693 Class MD, 5.5% 10/15/33	229,918	249,952
Series 2802 Class OB, 6% 5/15/34	49,160	52,419
Series 3002 Class NE, 5% 7/15/35	21,963	23,165
Series 3189 Class PD, 6% 7/15/36	19,688	21,965
Series 3415 Class PC, 5% 12/15/37	5,997	6,368
Series 3786 Class HI, 4% 3/15/38 (g)	24,278	1,482
Series 3806 Class UP, 4.5% 2/15/41	59,090	61,085
Series 3832 Class PE, 5% 3/15/41	72,000	76,881
Series 4135 Class AB, 1.75% 6/15/42	14,021	13,444
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	3,598	3,884
Series 2135 Class JE, 6% 3/15/29	12,492	13,478
Series 2274 Class ZM, 6.5% 1/15/31	6,498	7,166
Series 2281 Class ZB, 6% 3/15/30	5,144	5,500
Series 2357 Class ZB, 6.5% 9/15/31	13,263	14,796
Series 2502 Class ZC, 6% 9/15/32	12,982	14,209
Series 3871 Class KB, 5.5% 6/15/41	76,025	84,467
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.1113% 2/15/36 (b)(g)(h)	7,480	1,322
Series 1658 Class GZ, 7% 1/15/24	11,970	12,633
Series 2013-4281 Class AI, 4% 12/15/28 (g)	55,771	4,102
Series 2017-4683 Class LM, 3% 5/15/47	116,608	115,709
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 5.7113% 11/15/31 (b)(g)(h)	46,202	6,108
Series 2587 Class IM, 6.5% 3/15/33 (g)	7,088	1,623
Series 2844 Class SD, 86.400% - 1 month U.S. LIBOR 54.0962% 8/15/24 (b)(h)	390	573
Series 2933 Class ZM, 5.75% 2/15/35	49,951	56,402
Series 2935 Class ZK, 5.5% 2/15/35	73,452	79,922
Series 2947 Class XZ, 6% 3/15/35	29,389	32,338
Series 2996 Class ZD, 5.5% 6/15/35	36,991	41,056
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.1013% 10/15/35 (b)(g)(h)	9,891	1,658
Series 3237 Class C, 5.5% 11/15/36	55,701	61,036
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.1713% 11/15/36 (b)(g)(h)	21,173	3,590
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.2613% 3/15/37 (b)(g)(h)	28,202	5,038
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.2713% 4/15/37 (b)(g)(h)	41,489	7,609
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.0913% 6/15/37 (b)(g)(h)	18,372	2,850
Series 3949 Class MK, 4.5% 10/15/34	15,701	16,321
Series 3955 Class YI, 3% 11/15/21 (g)	25,054	702
Series 4055 Class BI, 3.5% 5/15/31 (g)	48,165	4,672
Series 4427 Class LI, 3.5% 2/15/34 (g)	85,868	10,624
Series 4471 Class PA 4% 12/15/40	171,660	174,928
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	10,670	11,725
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	165,834	171,825
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2017-1 Class MA, 3% 1/25/56	253,946	251,072
Series 2018-2 Class MA, 3.5% 11/25/57	64,555	64,736
Series 2018-3 Class MA, 3.5% 8/25/57	925,531	920,170
Series 2018-4 Class MA, 3.5% 3/25/58	7,367,015	7,365,227
Series 2018-3 Class M55D, 4% 8/25/57	40,211	41,367
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	124,705	125,424
Class A2, 3.5% 6/25/28 (a)	31,000	30,741
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.2086% 6/16/37 (b)(g)(h)	10,325	1,802
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1571% 5/20/61 (b)(c)(i)	5,031	5,041
sequential payer:
Series 2002-24 Class SK, 7.950% - 1 month U.S. LIBOR 5.4686% 4/16/32 (b)(g)(h)	51,100	8,395
Series 2002-42 Class ZA, 6% 6/20/32	16,614	18,176
Series 2004-24 Class ZM, 5% 4/20/34	33,976	36,189
Series 2010-160 Class DY, 4% 12/20/40	217,954	227,034
Series 2010-170 Class B, 4% 12/20/40	49,134	51,180
Series 2001-50 Class SD, 8.200% - 1 month U.S. LIBOR 5.7153% 11/20/31 (b)(g)(h)	24,357	4,337
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.0186% 5/16/34 (b)(g)(h)	18,194	2,716
Series 2011-52 Class HI, 7% 4/16/41 (g)	75,089	16,458
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.2186% 6/16/42 (b)(g)(h)	32,742	5,287
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.3537% 4/20/39 (b)(h)	35,622	36,220
Class ST, 8.800% - 1 month U.S. LIBOR 5.487% 8/20/39 (b)(h)	116,909	119,881
Series 2013-149 Class MA, 2.5% 5/20/40	262,816	257,653
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	386,676	385,027
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	170,427	169,693
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (b)(c)(i)	372,816	372,560

TOTAL U.S. GOVERNMENT AGENCY		12,868,738

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $21,160,601)		21,385,689

Commercial Mortgage Securities - 1.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8356% 2/14/43 (b)(g)	10,072	54
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP Class A, 3.3228% 9/10/28 (a)	94,055	94,327
Series 2018-C2 Class A5, 4.314% 12/15/51	1,400,000	1,479,373
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.8899% 11/25/35 (a)(b)(c)	52,178	49,800
Class M1, 1 month U.S. LIBOR + 0.440% 2.9299% 11/25/35 (a)(b)(c)	13,958	13,243
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.8799% 1/25/36 (a)(b)(c)	130,061	124,254
Class M1, 1 month U.S. LIBOR + 0.450% 2.9399% 1/25/36 (a)(b)(c)	41,987	40,137
Class M2, 1 month U.S. LIBOR + 0.470% 2.9599% 1/25/36 (a)(b)(c)	15,833	14,885
Class M3, 1 month U.S. LIBOR + 0.500% 2.9899% 1/25/36 (a)(b)(c)	23,043	21,559
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 2.8499% 4/25/36 (a)(b)(c)	22,714	21,811
Class M1, 1 month U.S. LIBOR + 0.380% 2.8699% 4/25/36 (a)(b)(c)	13,734	13,027
Class M2, 1 month U.S. LIBOR + 0.400% 2.8899% 4/25/36 (a)(b)(c)	14,527	13,564
Class M6, 1 month U.S. LIBOR + 0.640% 3.1299% 4/25/36 (a)(b)(c)	13,734	12,720
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 2.7999% 7/25/36 (a)(b)(c)	21,086	19,737
Class M2, 1 month U.S. LIBOR + 0.330% 2.8199% 7/25/36 (a)(b)(c)	14,982	14,082
Class M4, 1 month U.S. LIBOR + 0.420% 2.9099% 7/25/36 (a)(b)(c)	14,150	13,073
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 2.7599% 12/25/36 (a)(b)(c)	344,916	328,209
Class M1, 1 month U.S. LIBOR + 0.290% 2.7799% 12/25/36 (a)(b)(c)	27,720	25,860
Class M3, 1 month U.S. LIBOR + 0.340% 2.8299% 12/25/36 (a)(b)(c)	18,790	16,794
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.7599% 3/25/37 (a)(b)(c)	79,243	74,023
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.7599% 7/25/37 (a)(b)(c)	231,396	217,677
Class A2, 1 month U.S. LIBOR + 0.320% 2.8099% 7/25/37 (a)(b)(c)	216,585	203,564
Class M1, 1 month U.S. LIBOR + 0.370% 2.8599% 7/25/37 (a)(b)(c)	73,779	65,814
Class M2, 1 month U.S. LIBOR + 0.410% 2.8999% 7/25/37 (a)(b)(c)	48,068	41,997
Class M3, 1 month U.S. LIBOR + 0.490% 2.9799% 7/25/37 (a)(b)(c)	39,442	46,433
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.7799% 7/25/37 (a)(b)(c)	79,800	75,159
Class M1, 1 month U.S. LIBOR + 0.310% 2.7999% 7/25/37 (a)(b)(c)	42,331	38,722
Class M2, 1 month U.S. LIBOR + 0.340% 2.8299% 7/25/37 (a)(b)(c)	45,166	40,539
Class M3, 1 month U.S. LIBOR + 0.370% 2.8599% 7/25/37 (a)(b)(c)	72,914	66,185
Class M4, 1 month U.S. LIBOR + 0.500% 2.9899% 7/25/37 (a)(b)(c)	114,637	102,635
Class M5, 1 month U.S. LIBOR + 0.600% 3.0899% 7/25/37 (a)(b)(c)	45,160	53,341
Benchmark Mortgage Trust:
Series 2018-B8 Class A5, 4.2317% 1/15/52	12,936,000	13,604,706
Series 2019-B9 Class A5, 4.0156% 3/15/52	7,800,000	8,059,958
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.1138% 9/15/37 (a)(b)(c)	2,274,275	2,271,095
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.2888% 11/15/35 (a)(b)(c)	3,300,468	3,305,644
Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 3.5388% 10/15/32 (a)(b)(c)	4,000,000	3,999,321
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.9367% 9/10/58 (b)(g)	1,671,796	77,065
Series 2016-P6 Class XA, 0.8135% 12/10/49 (b)(g)	1,665,313	65,119
Series 2018-C6 Class A4, 4.412% 11/10/51	4,133,000	4,399,210
COMM Mortgage Trust:
Series 2014-CR19 Class XA, 1.1684% 8/10/47 (b)(g)	2,457,667	96,137
Series 2014-CR20 Class XA, 1.1177% 11/10/47 (b)(g)	449,272	19,666
Series 2014-LC17 Class XA, 0.8865% 10/10/47 (b)(g)	1,799,240	49,397
Series 2014-UBS4 Class XA, 1.1704% 8/10/47 (b)(g)	2,029,447	86,780
Series 2014-UBS6 Class XA, 0.9432% 12/10/47 (b)(g)	1,061,682	41,451
Series 2015-DC1 Class XA, 1.1268% 2/10/48 (b)(g)	2,730,315	117,939
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	4,627,000	4,795,257
Class B, 4.5349% 4/15/36 (a)	830,000	859,709
Class C, 4.6278% 4/15/36 (a)	955,000	981,114
Class D, 4.6278% 4/15/36 (a)	1,909,000	1,917,949
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	7,500,000	7,638,770
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	3,395,000	3,604,747
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	734,081	714,301
Freddie Mac:
sequential payer:
Series 2017-K067 Class A2, 3.194% 7/25/27	10,000,000	9,996,968
Series K069 Class A2, 3.187% 9/25/27	224,000	223,869
Series K072 Class A2, 3.444% 12/25/27	3,487,000	3,545,709
Series K073 Class A2, 3.35% 1/25/28	351,000	354,114
Series K155 Class A2, 3.75% 11/25/32	224,000	230,183
Series K158 Class A2, 3.9% 12/25/30	1,800,000	1,847,412
Series 2018-K075 Class A2, 3.65% 2/25/28	4,048,000	4,176,525
Series K076 Class A2, 3.9% 4/25/28	172,000	180,818
Series K077 Class A2, 3.85% 5/25/28	423,000	442,781
Series K079 Class A2, 3.926% 6/25/28	342,000	360,719
Series K083 Class A2, 4.05% 9/25/28	3,000,000	3,188,826
Series K084 Class A2, 3.78% 10/25/28	3,600,000	3,747,686
Series K085 Class A2, 4.06% 10/25/28	5,500,000	5,852,080
Series K086 Class A2, 3.859% 11/25/28	4,100,000	4,298,748
Series K157 Class A2, 3.99% 5/25/33	280,000	292,946
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/51	291,000	304,719
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.9388% 9/15/31 (a)(b)(c)	526,000	526,775
sequential payer Series 2015-GC32 Class A4, 3.764% 7/10/48	5,700,000	5,855,772
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2017-C7 Class ASB, 3.2419% 10/15/50	7,000,000	6,984,562
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB19:
Class B, 5.9225% 2/12/49 (b)	43,000	16,963
Class C, 5.9225% 2/12/49 (b)	31,940	1,645
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	84,000	87,645
Class CFX, 4.9498% 7/5/33 (a)	767,000	800,449
Class DFX, 5.3503% 7/5/33 (a)	1,180,000	1,231,335
Class EFX, 5.5422% 7/5/33 (a)	1,614,000	1,677,305
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1156% 10/15/48 (b)(g)	1,010,951	54,607
Morgan Stanley Bank of America Merrill Lynch Trust sequential payer Series 2017-C34 Class ASB, 3.354% 11/15/52	4,000,000	4,005,008
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 3.3388% 8/15/33 (a)(b)(c)	213,000	211,932
Series 2018-H4 Class A4, 4.31% 12/15/51	13,048,000	13,764,731
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	3,271,486	3,201,312
Class B, 4.181% 11/15/34 (a)	1,351,500	1,330,520
Class C, 5.205% 11/15/34 (a)	948,600	944,239
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.5888% 3/15/33 (a)(b)(c)	70,739	70,559
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0685% 12/15/50 (b)(g)	1,256,959	86,554
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.2941% 4/10/46 (a)(b)(c)	113,853	115,421
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	3,550,000	3,521,043
Series 2017-C42 Class XA, 0.8968% 12/15/50 (b)(g)	1,466,687	92,876
Series 2018-C48 Class A5, 4.302% 1/15/52	9,790,000	10,320,116
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.2088% 6/15/46 (a)(b)(c)	120,965	121,123
Series 2014-C25 Class A5, 3.631% 11/15/47	5,490,000	5,582,058
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $156,768,570)		159,696,586

Municipal Securities - 0.3%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	4,715,000	4,761,679
5.1% 6/1/33	22,095,000	20,956,887
Series 2010-1, 6.63% 2/1/35	2,035,000	2,169,737
Series 2010-3:
6.725% 4/1/35	2,710,000	2,861,652
7.35% 7/1/35	1,385,000	1,537,128
Series 2010-5, 6.2% 7/1/21	885,000	912,630
Series 2011, 5.877% 3/1/19	8,585,000	8,585,000
Series 2013, 3.6% 12/1/19	1,905,000	1,907,450
TOTAL MUNICIPAL SECURITIES
(Cost $43,767,512)		43,692,163

Bank Notes - 0.2%
Capital One NA 2.95% 7/23/21	3,754,000	3,719,364
Discover Bank:
(Delaware) 3.2% 8/9/21	4,613,000	4,596,529
3.1% 6/4/20	4,072,000	4,068,657
4.682% 8/9/28 (b)	2,954,000	2,944,902
8.7% 11/18/19	649,000	672,707
KeyBank NA 6.95% 2/1/28	619,000	740,805
PNC Bank NA 2.45% 11/5/20	4,575,000	4,535,009
Synchrony Bank 3.65% 5/24/21	4,817,000	4,837,744
TOTAL BANK NOTES
(Cost $25,917,645)		26,115,717
	Shares	Value

Fixed-Income Funds - 61.2%
Bank Loan Funds - 1.1%
Fidelity Floating Rate High Income Fund (j)	17,231,832	$164,047,038
High Yield Fixed-Income Funds - 2.2%
Fidelity New Markets Income Fund (j)	5,167,053	77,764,145
Fidelity Specialized High Income Central Fund (k)	2,318,720	229,646,024

TOTAL HIGH YIELD FIXED-INCOME FUNDS		307,410,169

Inflation-Protected Bond Funds - 0.6%
Fidelity Inflation-Protected Bond Index Fund (j)	8,487,903	81,568,749
Intermediate Government Funds - 4.3%
Fidelity SAI U.S. Treasury Bond Index Fund (j)	62,879,736	606,789,455
Intermediate-Term Bond Funds - 42.7%
Fidelity SAI Total Bond Fund (j)	590,217,487	6,008,414,013
Fidelity U.S. Bond Index Fund (j)	6,816,007	77,225,364

TOTAL INTERMEDIATE-TERM BOND FUNDS		6,085,639,377

Investment Grade Fixed-Income Funds - 10.3%
Fidelity Limited Term Bond Fund (j)	1,231,857	14,018,536
Fidelity Mortgage Backed Securities Central Fund (k)	13,660,533	1,450,475,421

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,464,493,957

TOTAL FIXED-INCOME FUNDS
(Cost $8,558,260,649)		8,709,948,745
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Bank of Nova Scotia 4.65% (b)(l)	5,305,000	4,942,322
Barclays Bank PLC 7.625% 11/21/22	4,883,000	5,370,390
TOTAL PREFERRED SECURITIES
(Cost $10,291,557)		10,312,712
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 2.44% (m)	148,967,440	148,997,234
Fidelity Investments Money Market Government Portfolio Institutional Class 2.33% (j)(n)	275,813,027	275,813,027
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.51% (j)(n)	21,928,277	21,934,856
TOTAL MONEY MARKET FUNDS
(Cost $446,744,490)		446,745,117

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.755% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/15/22	17,000,000	$520,916
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7575% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2029	2/28/22	10,000,000	294,500
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.767% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/1/22	25,600,000	768,829
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.793% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2029	1/10/22	15,000,000	432,707
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.805% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	5,600,000	161,346

TOTAL PUT OPTIONS			2,178,298

Call Options - 0.0%
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.755% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/15/22	17,000,000	472,575
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.757% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2029	2/28/22	10,000,000	279,161
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.767% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	2/1/22	25,600,000	719,426
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.793% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2029	1/10/22	15,000,000	432,015
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.805% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	5,600,000	163,479

TOTAL CALL OPTIONS			2,066,656

TOTAL PURCHASED SWAPTIONS
(Cost $4,527,180)			4,244,954
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $14,482,230,217)			14,711,602,662
NET OTHER ASSETS (LIABILITIES) - (3.4)%			(479,407,699)
NET ASSETS - 100%			$14,232,194,963

TBA Sale Commitments

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 3/1/34	$(1,450,000)	$(1,421,576)
2.5% 3/1/34	(550,000)	(539,218)
2.5% 3/1/34	(2,012,659)	(1,973,205)
2.5% 3/1/34	(1,758,685)	(1,724,210)
2.5% 3/1/34	(100,000)	(98,040)
2.5% 3/1/49	(600,000)	(568,563)
2.5% 3/1/49	(600,000)	(568,563)
3% 3/1/34	(9,600,000)	(9,580,843)
3% 3/1/34	(4,800,000)	(4,790,422)
3% 3/1/49	(2,100,000)	(2,051,448)
3% 3/1/49	(2,100,000)	(2,051,448)
3% 3/1/49	(1,100,000)	(1,074,568)
3% 3/1/49	(1,000,000)	(976,880)
3% 3/1/49	(1,100,000)	(1,074,568)
3% 3/1/49	(2,100,000)	(2,051,448)
3% 3/1/49	(1,000,000)	(976,880)
3% 3/1/49	(2,100,000)	(2,051,448)
3% 3/1/49	(8,400,000)	(8,205,794)
3% 3/1/49	(8,400,000)	(8,205,794)
3% 3/1/49	(8,400,000)	(8,205,794)
3% 3/1/49	(1,000,000)	(976,880)
3% 3/1/49	(7,400,000)	(7,228,913)
3% 3/1/49	(600,000)	(586,128)
3% 3/1/49	(600,000)	(586,128)
3.5% 3/1/34	(6,600,000)	(6,704,731)
3.5% 3/1/34	(5,300,000)	(5,384,103)
3.5% 3/1/34	(700,000)	(711,108)
3.5% 3/1/34	(1,450,000)	(1,473,009)
3.5% 3/1/34	(550,000)	(558,728)
3.5% 3/1/34	(23,770,942)	(24,148,149)
3.5% 3/1/34	(15,185,813)	(15,426,788)
3.5% 3/1/34	(10,035,129)	(10,194,370)
3.5% 3/1/34	(550,000)	(558,728)
3.5% 3/1/49	(700,000)	(700,138)
3.5% 3/1/49	(8,400,000)	(8,401,655)
3.5% 3/1/49	(24,000,000)	(24,004,728)
3.5% 3/1/49	(1,325,000)	(1,325,261)
3.5% 3/1/49	(1,000,000)	(1,000,197)
4% 3/1/49	(15,900,000)	(16,207,221)
4% 3/1/49	(17,800,000)	(18,143,933)
4.5% 3/1/49	(5,300,000)	(5,483,954)

TOTAL FANNIE MAE		(207,995,560)

Freddie Mac
3.5% 3/1/49	(6,200,000)	(6,204,854)
Ginnie Mae
2.5% 3/1/49	(1,000,000)	(955,748)
2.5% 3/1/49	(950,000)	(907,960)
2.5% 3/1/49	(575,000)	(549,555)
2.5% 3/1/49	(600,000)	(573,449)
4% 3/1/49	(3,300,000)	(3,386,547)
4% 3/1/49	(950,000)	(974,915)
4% 3/1/49	(3,300,000)	(3,386,547)
4% 3/1/49	(33,550,000)	(34,429,896)
4% 3/1/49	(8,700,000)	(8,928,170)
4% 3/1/49	(24,850,000)	(25,501,726)
4% 3/1/49	(575,000)	(590,080)
4% 4/1/49	(575,000)	(589,631)
4% 4/1/49	(575,000)	(589,631)
4% 4/1/49	(600,000)	(615,267)
4.5% 3/1/49	(11,000,000)	(11,381,290)
4.5% 3/1/49	(5,450,000)	(5,638,912)
4.5% 3/1/49	(5,500,000)	(5,690,645)
4.5% 3/1/49	(4,000,000)	(4,138,651)
4.5% 3/1/49	(550,000)	(569,064)

TOTAL GINNIE MAE		(109,397,684)

TOTAL TBA SALE COMMITMENTS
(Proceeds $323,884,098)		$(323,598,098)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	24	June 2019	$3,830,250	$(63,331)	$(63,331)
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	18	June 2019	3,819,516	3,066	3,066
CBOT 5-Year U.S. Treasury Note Contracts (United States)	41	June 2019	4,697,063	6,964	6,964
CBOT Long Term U.S. Treasury Bond Contracts (United States)	55	June 2019	6,710,000	20,114	20,114
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	93	June 2019	12,039,141	66,917	66,917
TOTAL SOLD					97,061
TOTAL FUTURES CONTRACTS					$33,730

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$3,350,000	$(16,534)	$(3,871)	$(20,405)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	3,560,000	(17,571)	(25,800)	(43,371)
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	1,340,000	(6,614)	(9,225)	(15,839)

TOTAL CREDIT DEFAULT SWAPS						$(40,719)	$(38,896)	$(79,615)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $259,642,407 or 1.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $264,912.

 (f) Level 3 security

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated Fund

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Security is perpetual in nature with no stated maturity date.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	2,306,994
Fidelity Mortgage Backed Securities Central Fund	15,266,299
Fidelity Specialized High Income Central Fund	4,144,716
Total	$21,718,009

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$--	$1,422,021,155	$--	$--	$28,454,266	$1,450,475,421	16.4%
Fidelity Specialized High Income Central Fund	--	225,480,076	--	--	4,165,948	229,646,024	22.8%
Total	$--	$1,647,501,231	$--	$--	$32,620,214	$1,680,121,445

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Floating Rate High Income Fund	$--	$160,343,669	$--	$1,435,247	$--	$3,703,369	$164,047,038
Fidelity Inflation-Protected Bond Index Fund	--	81,793,802	--	1,632,258	--	(225,053)	81,568,749
Fidelity Investments Money Market Government Portfolio Institutional Class 2.33%	--	344,769,470	68,956,443	149,092	--	--	275,813,027
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.51%	--	349,457,734	327,524,824	165,362	1,358	588	21,934,856
Fidelity Limited Term Bond Fund	--	13,993,945	--	26,356	--	24,591	14,018,536
Fidelity New Markets Income Fund	--	74,033,685	--	1,033,685	--	3,730,460	77,764,145
Fidelity SAI Total Bond Fund	--	5,966,524,949	65,000,000	67,341,554	(76,181)	106,965,245	6,008,414,013
Fidelity SAI U.S. Treasury Bond Index Fund	--	662,322,651	59,247,631	2,368,013	446,734	3,267,701	606,789,455
Fidelity Total Bond Fund	--	1,000,709	998,759	1,021	(1,950)	--	--
Fidelity U.S. Bond Index Fund	--	75,623,804	--	597,455	--	1,601,560	77,225,364
Total	$--	$7,729,864,418	$521,727,657	$74,750,043	$369,961	$119,068,461	$7,327,575,183

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,795,242,736	$--	$1,795,242,736	$--
U.S. Government and Government Agency Obligations	2,435,149,911	--	2,435,149,911	--
U.S. Government Agency - Mortgage Securities	975,396,643	--	975,396,643	--
Asset-Backed Securities	83,671,689	--	83,133,338	538,351
Collateralized Mortgage Obligations	21,385,689	--	21,385,689	--
Commercial Mortgage Securities	159,696,586	--	159,696,586	--
Municipal Securities	43,692,163	--	43,692,163	--
Bank Notes	26,115,717	--	26,115,717	--
Fixed-Income Funds	8,709,948,745	8,709,948,745	--	--
Preferred Securities	10,312,712	--	10,312,712	--
Money Market Funds	446,745,117	446,745,117	--	--
Purchased Swaptions	4,244,954	--	4,244,954	--
Total Investments in Securities:	$14,711,602,662	$9,156,693,862	$5,554,370,449	$538,351
Derivative Instruments:
Assets
Futures Contracts	$97,061	$97,061	$--	$--
Total Assets	$97,061	$97,061	$--	$--
Liabilities
Futures Contracts	$(63,331)	$(63,331)	$--	$--
Swaps	(40,719)	--	(40,719)	--
Total Liabilities	$(104,050)	$(63,331)	$(40,719)	$--
Total Derivative Instruments:	$(6,989)	$33,730	$(40,719)	$--
Other Financial Instruments:
TBA Sale Commitments	$(323,598,098)	$--	$(323,598,098)	$--
Total Other Financial Instruments:	$(323,598,098)	$--	$(323,598,098)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Fidelity® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 28, 2019

STE-QTLY-0419
1.9890709.100

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 35.1%
	Shares	Value
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 0.6%
China Telecom Corp. Ltd. (H Shares)	2,156,000	$1,167,298
China Unicom Ltd.	436,000	515,123
China Unicom Ltd. sponsored ADR (a)	394,740	4,657,932
HKBN Ltd.	63,000	98,074
PT Telekomunikasi Indonesia Tbk Series B	10,476,600	2,876,152
Telkom SA Ltd.	102,584	509,654
		9,824,233
Entertainment - 0.1%
NetEase, Inc. ADR	7,904	1,764,331
Interactive Media & Services - 2.5%
58.com, Inc. ADR (b)	1,170	85,305
Baidu.com, Inc. sponsored ADR (b)	6,256	1,016,850
Mail.Ru Group Ltd. GDR (Reg. S) (b)	93,635	2,228,513
Momo, Inc. ADR (b)	36,700	1,217,339
Tencent Holdings Ltd.	948,300	40,609,289
Weibo Corp. sponsored ADR (a)(b)	1,617	116,828
YY, Inc. ADR (b)	1,091	76,916
		45,351,040
Media - 1.6%
ITE Group PLC	1,268,900	1,139,395
MultiChoice Group Ltd.	62,748	467,718
Naspers Ltd. Class N	126,764	27,391,278
Pico Far East Holdings Ltd.	382,000	152,318
		29,150,709
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV Series L sponsored ADR	80,000	1,150,400
China Mobile Ltd.	126,500	1,336,153
Safaricom Ltd.	2,387,100	620,026
Total Access Communication PCL (For. Reg.)	738,490	1,189,789
		4,296,368

TOTAL COMMUNICATION SERVICES		90,386,681

CONSUMER DISCRETIONARY - 5.3%
Automobiles - 0.1%
Geely Automobile Holdings Ltd.	1,005,000	1,887,156
Guangzhou Automobile Group Co. Ltd. (H Shares)	162,000	199,153
		2,086,309
Diversified Consumer Services - 0.4%
Estacio Participacoes SA	214,600	1,574,013
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	56,652	4,648,863
TAL Education Group ADR (b)	4,909	174,760
		6,397,636
Hotels, Restaurants & Leisure - 0.2%
City Lodge Hotels Ltd.	126,800	1,131,720
Galaxy Entertainment Group Ltd.	18,000	127,838
Huazhu Group Ltd. ADR	7,457	261,517
Sands China Ltd.	86,400	431,463
Shangri-La Asia Ltd.	96,000	136,483
SJM Holdings Ltd.	117,000	131,909
Yum China Holdings, Inc.	29,366	1,225,150
		3,446,080
Household Durables - 0.6%
Midea Group Co. Ltd.:
(A Shares)	380,400	2,715,134
(A Shares)	291,700	2,082,031
Qingdao Haier Co. Ltd. (A Shares)	1,885,800	4,642,559
Techtronic Industries Co. Ltd.	324,000	2,164,884
		11,604,608
Internet & Direct Marketing Retail - 2.4%
Alibaba Group Holding Ltd. sponsored ADR (b)	128,236	23,471,035
B2W Companhia Global do Varejo (b)	68,200	877,886
Ctrip.com International Ltd. ADR (b)	7,969	271,982
JD.com, Inc. sponsored ADR (b)	254,853	7,061,977
MakeMyTrip Ltd. (b)	35,099	990,845
Meituan Dianping Class B	488,600	3,790,661
MercadoLibre, Inc. (b)	15,182	6,965,350
		43,429,736
Leisure Products - 0.0%
Goodbaby International Holdings Ltd.	665,000	239,746
Multiline Retail - 0.1%
Poya International Co. Ltd.	141,000	1,439,637
Specialty Retail - 0.5%
Chow Tai Fook Jewellery Group Ltd.	194,000	182,885
Mr Price Group Ltd.	126,700	1,940,808
PT ACE Hardware Indonesia Tbk	23,146,800	2,887,694
Suning.com Co. Ltd.:
(A Shares)	27,900	51,014
(A Shares)	38,235	69,911
Zhongsheng Group Holdings Ltd. Class H	1,739,500	4,041,973
		9,174,285
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	6,431	1,562,471
Anta Sports Products Ltd.	745,000	4,365,744
Best Pacific International Holdings Ltd.	324,000	96,997
China Tower Corp. Ltd. (H Shares) (c)	3,282,000	777,671
Li & Fung Ltd.	102,000	17,802
Li Ning Co. Ltd. (b)	139,500	195,484
Pinduoduo, Inc. ADR	116,310	3,482,321
Regina Miracle International Holdings Ltd. (c)	131,000	109,309
Samsonite International SA (c)	385,799	1,157,434
Shenzhou International Group Holdings Ltd.	362,000	4,519,380
Steinhoff Africa Retail Ltd. (c)	806,064	1,142,716
		17,427,329

TOTAL CONSUMER DISCRETIONARY		95,245,366

CONSUMER STAPLES - 2.8%
Beverages - 0.9%
China Resources Beer Holdings Co. Ltd.	556,000	2,071,786
Compania Cervecerias Unidas SA	108,900	1,540,117
Fomento Economico Mexicano S.A.B. de CV unit	91,000	825,406
Kweichow Moutai Co. Ltd.:
(A Shares)	41,440	4,673,874
(A Shares)	39,655	4,472,550
Thai Beverage PCL	2,855,100	1,721,085
		15,304,818
Food & Staples Retailing - 0.5%
Atacadao Distribuicao Comercio e Industria Ltda	488,300	2,537,603
Bim Birlesik Magazalar A/S JSC	34,000	545,834
C.P. ALL PCL (For. Reg.)	666,500	1,645,091
Dairy Farm International Holdings Ltd.	200,800	1,795,152
Sun Art Retail Group Ltd.	185,000	188,070
Wal-Mart de Mexico SA de CV Series V	812,000	2,099,339
		8,811,089
Food Products - 1.0%
Angel Yeast Co. Ltd.:
(A Shares)	37,100	152,853
(A Shares)	17,500	72,100
China Mengniu Dairy Co. Ltd.	2,027,000	6,261,951
Gruma S.A.B. de CV Series B	191,980	2,079,367
Inner Mongoli Yili Industries Co. Ltd.:
(A Shares)	986,767	3,985,895
(A Shares)	396,400	1,601,197
Unified-President Enterprises Corp.	779,000	1,892,515
WH Group Ltd. (c)	1,230,500	1,092,593
		17,138,471
Household Products - 0.1%
Vinda International Holdings Ltd.	1,112,000	2,181,573
Personal Products - 0.2%
Natura Cosmeticos SA	296,100	3,813,830
Tobacco - 0.1%
British American Tobacco (Malaysia) Bhd	30,500	252,760
Philip Morris International, Inc.	28,000	2,434,320
		2,687,080

TOTAL CONSUMER STAPLES		49,936,861

ENERGY - 2.3%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd. (H Shares)	130,000	128,679
Oil, Gas & Consumable Fuels - 2.3%
China Petroleum & Chemical Corp. (H Shares)	5,072,000	4,372,149
China Shenhua Energy Co. Ltd. (H Shares)	152,000	374,881
CNOOC Ltd.	1,404,000	2,438,469
CNOOC Ltd. sponsored ADR	15,182	2,637,265
Gazprom OAO	295,748	710,811
Gazprom OAO	172,708	416,485
Gazprom OAO sponsored ADR (Reg. S)	174,763	829,076
Lukoil PJSC	61,095	5,104,097
Lukoil PJSC	11,974	999,074
Lukoil PJSC sponsored ADR	35,828	2,980,890
NOVATEK OAO GDR (Reg. S)	14,661	2,540,751
Oil Search Ltd. ADR	346,882	2,059,528
PetroChina Co. Ltd. (H Shares)	708,000	468,286
Petroleo Brasileiro SA - Petrobras (ON)	537,400	4,272,131
Pilipinas Shell Petroleum Corp.	2,097,100	1,978,663
Tupras Turkiye Petrol Rafinerileri A/S	157,894	4,244,423
Ultrapar Participacoes SA	340,100	4,836,000
		41,262,979

TOTAL ENERGY		41,391,658

FINANCIALS - 8.9%
Banks - 6.1%
Abu Dhabi Commercial Bank PJSC (b)	968,803	2,513,665
Axis Bank Ltd. GDR (Reg. S) (b)	38,900	1,933,330
Banco de Chile	12,326,100	1,956,727
Banco do Brasil SA	63,600	856,771
Banco Macro SA sponsored ADR	19,370	978,185
Bank of China Ltd. (H Shares)	4,627,000	2,157,371
Barclays Africa Group Ltd.	257,343	3,297,642
BOC Hong Kong (Holdings) Ltd.	31,000	129,533
Capitec Bank Holdings Ltd.	54,002	5,004,910
China Construction Bank Corp. (H Shares)	7,135,000	6,352,076
China Merchants Bank Co. Ltd. (H Shares)	1,443,500	6,620,083
Credicorp Ltd. (United States)	6,970	1,694,337
E.SUN Financial Holdings Co. Ltd.	2,997,000	2,144,533
Grupo Financiero Banorte S.A.B. de CV Series O	1,160,856	6,312,599
Grupo Financiero Galicia SA sponsored ADR	27,954	854,554
Guaranty Trust Bank PLC	19,772,000	1,937,464
Guaranty Trust Bank PLC GDR (Reg. S)	115,723	590,187
Hang Seng Bank Ltd.	6,700	166,012
HDFC Bank Ltd. sponsored ADR	123,153	12,453,231
Industrial & Commercial Bank of China Ltd. (H Shares)	21,447,000	16,502,421
Kasikornbank PCL (For. Reg.)	669,000	4,205,143
King's Town Bank	782,000	835,628
Mega Financial Holding Co. Ltd.	344,000	303,386
National Bank of Abu Dhabi PJSC	526,284	2,177,925
OTP Bank PLC	49,904	2,110,534
PT Bank Central Asia Tbk	3,430,000	6,723,458
PT Bank Rakyat Indonesia Tbk	12,507,000	3,419,075
Qatar National Bank SAQ	23,581	1,218,797
Regional S.A.B. de CV	83,700	435,139
Sberbank of Russia	534,113	1,683,432
Sberbank of Russia	1,770,539	5,565,429
Sberbank of Russia sponsored ADR	387,149	4,940,021
		108,073,598
Capital Markets - 0.1%
BM&F BOVESPA SA	74,100	646,870
CITIC Securities Co. Ltd. (H Shares)	155,500	376,778
Hong Kong Exchanges and Clearing Ltd.	4,400	151,679
Huatai Securities Co. Ltd. (H Shares) (c)	181,600	367,838
Noah Holdings Ltd. sponsored ADR (b)	8,818	509,240
		2,052,405
Diversified Financial Services - 0.7%
Ayala Corp.	101,600	1,811,488
Chailease Holding Co. Ltd.	1,068,000	4,188,982
Far East Horizon Ltd.	1,891,000	2,110,279
FirstRand Ltd.	293,975	1,341,204
Old Mutual Ltd.	254,935	420,558
Prosegur Cash SA (c)	656,500	1,542,010
Remgro Ltd.	112,800	1,610,314
		13,024,835
Insurance - 2.0%
AIA Group Ltd.	1,949,400	19,455,661
China Life Insurance Co. Ltd. (H Shares)	1,994,000	5,507,196
China Pacific Insurance (Group) Co. Ltd. (H Shares)	517,400	1,947,727
Discovery Ltd.	176,503	1,929,620
Fubon Financial Holding Co. Ltd.	498,000	733,922
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	457,000	4,831,109
Prudential PLC	58,736	1,238,361
		35,643,596

TOTAL FINANCIALS		158,794,434

HEALTH CARE - 0.8%
Biotechnology - 0.0%
Wuxi Biologics (Cayman), Inc. (b)(c)	22,000	208,796
Health Care Providers & Services - 0.4%
Aier Eye Hospital Group Co. Ltd.:
(A Shares)	25,100	120,623
(A Shares)	11,800	56,707
Instituto Hermes Pardini SA	170,000	867,165
NMC Health PLC	45,700	1,639,008
Notre Dame Intermedica Participacoes SA	371,900	3,289,144
Sinopharm Group Co. Ltd. (H Shares)	228,800	1,017,245
		6,989,892
Life Sciences Tools & Services - 0.1%
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	104,000	873,897
WuXi AppTec Co. Ltd. (H Shares) (b)(c)	4,000	43,645
		917,542
Pharmaceuticals - 0.3%
China Resources Pharmaceutical Group Ltd. (c)	1,461,500	1,958,659
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.:
(A Shares)	178,819	671,558
(A Shares)	82,117	308,392
CSPC Pharmaceutical Group Ltd.	102,000	174,120
CStone Pharmaceuticals Co. Ltd. (b)(c)	238,000	375,961
Dong E-E-Jiao Co. Ltd. (A Shares)	24,400	166,721
Jiangsu Hengrui Medicine Co. Ltd.:
(A Shares)	10,400	111,704
(A Shares)	6,400	68,741
Lijun International Pharmaceutical Holding Ltd.	178,000	157,824
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. (H Shares) (b)	100,000	63,696
Sino Biopharmaceutical Ltd.	216,000	187,389
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	500,000	1,089,757
		5,334,522

TOTAL HEALTH CARE		13,450,752

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.2%
Elbit Systems Ltd.	30,365	3,986,014
Airlines - 0.2%
Copa Holdings SA Class A	31,319	2,761,396
Construction & Engineering - 0.2%
Sinopec Engineering Group Co. Ltd. (H Shares)	3,751,500	3,407,522
Electrical Equipment - 0.2%
BizLink Holding, Inc.	119,000	765,742
Voltronic Power Technology Corp.	112,000	2,081,218
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	62,000	347,922
		3,194,882
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd.	23,000	244,804
Quinenco SA	176,200	513,158
		757,962
Machinery - 0.5%
Airtac International Group	523,000	6,421,035
China International Marine Containers (Group) Ltd. (H Shares)	104,000	117,650
Estun Automation Co. Ltd.:
(A Shares)	55,046	84,039
(A Shares)	26,000	39,694
Han's Laser Technology Industry Group Co. Ltd.:
(A Shares)	22,500	133,673
(A Shares)	10,600	62,975
HIWIN Technologies Corp.	158,000	1,408,295
TK Group Holdings Ltd.	1,614,000	871,793
Weichai Power Co. Ltd. (H Shares)	120,000	166,630
Zoomlion Heavy Industry Science and Technology Co. Ltd. (H Shares)	360,200	161,522
		9,467,306
Marine - 0.1%
SITC International Holdings Co. Ltd.	2,629,000	2,545,355
Professional Services - 0.1%
Sporton International, Inc.	383,000	2,087,476
Road & Rail - 0.1%
Rumo SA (b)	424,300	2,198,229
Transportation Infrastructure - 0.5%
Cosco Shipping International Hk Co. Ltd.	192,000	71,177
DP World Ltd.	83,885	1,342,999
Grupo Aeroportuario Norte S.A.B. de CV	227,400	1,295,543
Shanghai International Airport Co. Ltd. (A Shares)	601,786	5,147,519
Shenzhen Expressway Co. (H Shares)	600,000	659,639
		8,516,877

TOTAL INDUSTRIALS		38,923,019

INFORMATION TECHNOLOGY - 4.9%
Communications Equipment - 0.0%
Hytera Communications Corp. Ltd.:
(A Shares)	59,800	101,749
(A Shares)	28,200	47,982
Shenzhen Sunway Communication Co. Ltd.:
(A Shares)	7,600	33,719
(A Shares)	3,600	15,972
		199,422
Electronic Equipment & Components - 0.7%
Chaozhou Three-Circle Group Co.:
(A Shares)	16,900	49,684
(A Shares)	15,700	46,156
Chroma ATE, Inc.	214,000	885,380
Delta Electronics, Inc.	911,000	4,514,401
E Ink Holdings, Inc.	72,000	75,237
Hangzhou Hikvision Digital Technology Co. Ltd.:
(A Shares)	21,900	112,867
(A Shares)	10,300	53,084
Hollysys Automation Technologies Ltd.	8,775	194,191
Hon Hai Precision Industry Co. Ltd. (Foxconn)	815,000	1,914,436
Largan Precision Co. Ltd.	19,000	2,666,598
Sunny Optical Technology Group Co. Ltd.	193,100	2,287,754
		12,799,788
Internet Software & Services - 0.1%
HUYA, Inc. ADR (a)	34,000	878,560
Sogou, Inc. ADR (b)	10,777	67,141
		945,701
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A	96,751	6,867,386
Infosys Ltd. sponsored ADR	868,849	9,314,061
		16,181,447
Semiconductors & Semiconductor Equipment - 2.5%
ASM Pacific Technology Ltd.	190,700	2,020,027
Hua Hong Semiconductor Ltd. (c)	35,000	81,862
MediaTek, Inc.	59,000	532,637
Parade Technologies Ltd.	38,000	669,107
Semiconductor Manufacturing International Corp. (b)	134,500	136,158
Taiwan Semiconductor Manufacturing Co. Ltd.	2,809,000	21,522,273
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	520,049	20,307,913
		45,269,977
Software - 0.0%
iFlytek Co. Ltd.:
(A Shares)	7,900	42,143
(A Shares)	7,800	41,609
Kingsoft Corp. Ltd.	144,000	279,938
		363,690
Technology Hardware, Storage & Peripherals - 0.7%
Catcher Technology Co. Ltd.	476,000	3,608,017
Focus Media Information Technology Co. Ltd.:
(A Shares)	65,100	65,546
(A Shares)	30,700	30,910
Lenovo Group Ltd.	418,000	376,478
Samsung Electronics Co. Ltd. GDR	8,405	8,383,988
		12,464,939

TOTAL INFORMATION TECHNOLOGY		88,224,964

MATERIALS - 2.3%
Chemicals - 0.2%
Formosa Chemicals & Fibre Corp.	56,000	191,324
Indorama Ventures PCL (For. Reg.)	703,800	1,150,657
PhosAgro OJSC GDR (Reg. S)	140,975	1,925,719
Scientex Bhd	623,800	1,356,054
Sinofert Holdings Ltd. (b)	690,000	89,659
		4,713,413
Construction Materials - 0.4%
Anhui Conch Cement Co. Ltd.:
(A Shares)	37,600	199,117
(A Shares)	12,000	63,548
CEMEX S.A.B. de CV unit (b)	1,248,900	612,746
Siam Cement PCL (For. Reg.)	402,300	6,053,657
		6,929,068
Containers & Packaging - 0.1%
Greatview Aseptic Pack Co. Ltd.	1,841,000	1,144,505
Metals & Mining - 1.3%
Alrosa Co. Ltd.	1,038,200	1,497,540
AngloGold Ashanti Ltd.	98,131	1,393,298
China Molybdenum Co. Ltd. (H Shares)	411,000	196,867
Compania de Minas Buenaventura SA sponsored ADR	326,420	5,431,629
Evraz PLC	138,389	1,036,336
Grupo Mexico SA de CV Series B	1,334,388	3,341,956
Impala Platinum Holdings Ltd. (b)	781,889	3,339,758
MMG Ltd. (b)	1,428,000	676,730
Novolipetsk Steel OJSC GDR (Reg. S)	16,687	397,651
Severstal PAO	13,200	205,978
Vale SA	267,000	3,348,029
Vale SA sponsored ADR	125,558	1,566,964
Zijin Mng Group Co. Ltd. (H Shares)	542,000	231,997
		22,664,733
Paper & Forest Products - 0.3%
Empresas CMPC SA	570,700	2,140,696
Nine Dragons Paper (Holdings) Ltd.	1,013,000	1,050,456
Suzano Papel e Celulose SA	247,100	3,135,334
		6,326,486

TOTAL MATERIALS		41,778,205

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Link (REIT)	44,500	503,121
Real Estate Management & Development - 0.3%
Ayala Land, Inc.	3,520,700	2,985,944
Cheung Kong Property Holdings Ltd.	16,000	132,794
China Overseas Land and Investment Ltd.	100,000	368,165
China Resources Land Ltd.	94,000	350,865
China Vanke Co. Ltd. (H Shares)	33,400	126,796
Longfor Properties Co. Ltd.	395,500	1,173,942
Sun Hung Kai Properties Ltd.	3,000	49,739
Wharf Real Estate Investment Co. Ltd.	65,000	456,671
		5,644,916

TOTAL REAL ESTATE		6,148,037

UTILITIES - 0.3%
Electric Utilities - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	44,000	366,865
Equatorial Energia SA	76,800	1,679,268
Tenaga Nasional Bhd	549,100	1,812,104
		3,858,237
Gas Utilities - 0.0%
China Resource Gas Group Ltd.	48,000	208,516
Independent Power and Renewable Electricity Producers - 0.1%
Central Puerto SA sponsored ADR	69,000	703,800
China Resources Power Holdings Co. Ltd.	54,000	102,363
Huaneng Renewables Corp. Ltd. (H Shares)	506,000	154,061
		960,224
Water Utilities - 0.0%
SIIC Environment Holdings Ltd.	180,000	50,447
SIIC Environment Holdings Ltd.	382,000	105,954
		156,401

TOTAL UTILITIES		5,183,378

TOTAL COMMON STOCKS
(Cost $573,047,615)		629,463,355

Nonconvertible Preferred Stocks - 1.4%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Telefonica Brasil SA	46,100	574,263
Telefonica Brasil SA sponsored ADR	242,917	3,031,604
		3,605,867
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras sponsored ADR	235,326	3,699,325
FINANCIALS - 1.0%
Banks - 1.0%
Banco Bradesco SA (PN)	449,000	5,172,379
Itau Unibanco Holding SA	434,500	4,075,299
Itau Unibanco Holding SA sponsored ADR	421,309	3,960,305
Itausa-Investimentos Itau SA (PN)	173,200	570,394
Sberbank of Russia	389,823	1,065,169
Sberbank of Russia	890,893	2,434,315
		17,277,861
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $22,584,368)		24,583,053

Equity Funds - 56.5%
Diversified Emerging Markets Funds - 56.5%
Fidelity Emerging Markets Fund (d)	8,215,637	244,497,361
Fidelity SAI Emerging Markets Index Fund (d)	41,541,943	564,139,583
Fidelity SAI Emerging Markets Low Volatility Index Fund (d)	7,892,501	79,872,106
iShares MSCI India ETF	1,168,829	38,209,020
iShares MSCI South Korea Index ETF	1,134,322	71,428,256
iShares MSCI Taiwan Index ETF	264,255	8,773,266
WisdomTree India Earnings ETF	170,400	4,081,080
TOTAL EQUITY FUNDS
(Cost $971,309,775)		1,011,000,672
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.35% to 2.42% 3/7/19 to 5/30/19 (e)
(Cost $5,086,765)	5,110,000	5,086,713
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 2.44% (f)	17,850,747	17,854,318
Fidelity Securities Lending Cash Central Fund 2.45% (f)(g)	2,402,110	2,402,350
TOTAL MONEY MARKET FUNDS
(Cost $20,236,525)		20,256,668
TOTAL INVESTMENT IN SECURITIES - 94.4%
(Cost $1,592,265,048)		1,690,390,461
NET OTHER ASSETS (LIABILITIES) - 5.6%		100,249,843
NET ASSETS - 100%		$1,790,640,304

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,842	March 2019	$96,401,070	$1,179,011	$1,179,011

The notional amount of futures purchased as a percentage of Net Assets is 5.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,858,494 or 0.5% of net assets.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,876,892.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$181,897
Fidelity Securities Lending Cash Central Fund	707
Total	$182,604

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$--	$924,480,949	$675,000,000	$5,480,949	$(20,873,242)	$15,889,654	$244,497,361
Fidelity SAI Emerging Markets Index Fund	--	585,274,363	37,876,725	12,473,230	(1,469,252)	18,211,197	564,139,583
Fidelity SAI Emerging Markets Low Volatility Index Fund	--	79,500,000	--	--	--	372,106	79,872,106
Total	$--	$1,589,255,312	$712,876,725	$17,954,179	$(22,342,494)	$34,472,957	$888,509,050

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$93,992,548	$48,655,831	$45,336,717	$--
Consumer Discretionary	95,245,366	93,805,729	1,439,637	--
Consumer Staples	49,936,861	48,044,346	1,892,515	--
Energy	45,090,983	31,997,171	13,093,812	--
Financials	176,072,295	121,496,937	54,575,358	--
Health Care	13,450,752	13,450,752	--	--
Industrials	38,923,019	26,159,253	12,763,766	--
Information Technology	88,224,964	51,700,720	36,524,244	--
Materials	41,778,205	40,193,583	1,584,622	--
Real Estate	6,148,037	6,098,298	49,739	--
Utilities	5,183,378	5,183,378	--	--
Equity Funds	1,011,000,672	1,011,000,672	--	--
Other Short-Term Investments	5,086,713	--	5,086,713	--
Money Market Funds	20,256,668	20,256,668	--	--
Total Investments in Securities:	$1,690,390,461	$1,518,043,338	$172,347,123	$--
Derivative Instruments:
Assets
Futures Contracts	$1,179,011	$1,179,011	$--	$--
Total Assets	$1,179,011	$1,179,011	$--	$--
Total Derivative Instruments:	$1,179,011	$1,179,011	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Fidelity® U.S. Total Stock Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 28, 2019

TSF-QTLY-0419
1.9887486.100

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 45.9%
	Shares	Value
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	844,702	$26,287,126
Verizon Communications, Inc.	1,426,687	81,207,024
		107,494,150
Entertainment - 1.4%
Activision Blizzard, Inc.	389,000	16,392,460
Cinemark Holdings, Inc.	635,900	23,928,917
Electronic Arts, Inc. (a)	261,900	25,084,782
Lions Gate Entertainment Corp. Class B	914,500	13,434,005
Netflix, Inc. (a)	51,100	18,298,910
Nihon Falcom Corp.	5,000	48,805
Take-Two Interactive Software, Inc. (a)	42,598	3,717,101
The Walt Disney Co.	509,600	57,503,264
Twenty-First Century Fox, Inc.:
Class A	1,845,800	93,083,694
Class B	190,300	9,545,448
Viacom, Inc.:
Class A (b)	158,100	5,399,115
Class B (non-vtg.)	77,800	2,273,316
Vivendi SA	502,300	14,668,318
World Wrestling Entertainment, Inc. Class A	140,300	11,743,110
		295,121,245
Interactive Media & Services - 1.1%
Alphabet, Inc.:
Class A (a)	97,700	110,063,935
Class C (a)	38,900	43,564,888
Eventbrite, Inc. (b)	10,900	322,422
Facebook, Inc. Class A (a)	366,500	59,171,425
Match Group, Inc. (b)	89,600	4,962,048
Momo, Inc. ADR (a)	157,500	5,224,275
Twitter, Inc. (a)	259,600	7,990,488
Yahoo! Japan Corp.	4,100,000	10,986,441
YY, Inc. ADR (a)	8,500	599,250
		242,885,172
Media - 1.4%
Altice U.S.A., Inc. Class A	693,860	15,133,087
AMC Networks, Inc. Class A (a)	9,100	597,961
Charter Communications, Inc. Class A (a)	44,900	15,486,459
Comcast Corp. Class A	4,743,900	183,446,613
comScore, Inc. (a)	355,400	7,751,274
Corus Entertainment, Inc. Class B (non-vtg.)	95,400	437,146
Discovery Communications, Inc.:
Class A (a)(b)	494,300	14,285,270
Class C (non-vtg.) (a)	99,500	2,711,375
Entercom Communications Corp. Class A (b)	790,564	4,869,874
F@N Communications, Inc.	26,900	127,182
Hyundai HCN	461,413	1,715,694
Interpublic Group of Companies, Inc.	1,167,900	26,896,737
Multiplus SA	112,900	801,630
Nippon Television Network Corp.	59,800	938,323
The New York Times Co. Class A	418,700	13,754,295
WOWOW INC.	70,100	1,905,558
		290,858,478
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	26,900	911,026
T-Mobile U.S., Inc. (a)	60,600	4,375,926
		5,286,952

TOTAL COMMUNICATION SERVICES		941,645,997

CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.3%
Adient PLC	22,800	443,232
Aptiv PLC	140,000	11,635,400
BorgWarner, Inc.	213,700	8,678,357
Cooper Tire & Rubber Co.	154,700	4,944,212
Cooper-Standard Holding, Inc. (a)	5,000	300,550
DaikyoNishikawa Corp.	27,200	302,344
Dongah Tire & Rubber Co. Ltd.	11,829	343,151
Eagle Industry Co. Ltd.	63,900	756,149
G-Tekt Corp.	453,500	6,985,686
Gentex Corp.	44,900	913,266
Hi-Lex Corp.	80,800	1,579,538
Hyundai Mobis	80,687	15,807,626
IJT Technology Holdings Co. Ltd.	262,500	1,486,005
Lear Corp.	53,500	8,135,745
Strattec Security Corp.	11,700	362,466
TPR Co. Ltd.	164,500	3,609,806
		66,283,533
Automobiles - 0.1%
Audi AG	4,495	4,110,722
Fiat Chrysler Automobiles NV	47,600	701,148
Fiat Chrysler Automobiles NV	96,500	1,424,955
General Motors Co.	83,800	3,308,424
Renault SA	27,400	1,877,136
		11,422,385
Distributors - 0.0%
Arata Corp.	5,000	190,419
Harima-Kyowa Co. Ltd.	24,100	358,046
Yagi & Co. Ltd.	48,300	668,179
		1,216,644
Diversified Consumer Services - 0.2%
Arco Platform Ltd. Class A	83,500	2,014,020
Heian Ceremony Service Co. Ltd.	122,100	1,017,637
MegaStudy Co. Ltd.	75,894	741,745
Multicampus Co. Ltd.	26,628	1,242,088
Service Corp. International	432,342	17,873,018
ServiceMaster Global Holdings, Inc. (a)	309,860	13,993,278
		36,881,786
Hotels, Restaurants & Leisure - 0.6%
ARAMARK Holdings Corp.	562,011	17,028,933
Eldorado Resorts, Inc. (a)	170,261	8,208,283
Hilton Grand Vacations, Inc. (a)	348,264	11,071,313
Marriott International, Inc. Class A	111,400	13,955,078
McDonald's Corp.	186,000	34,194,240
Royal Caribbean Cruises Ltd.	120,000	14,217,600
Sea Ltd. ADR (a)(b)	209,000	4,493,500
Starbucks Corp.	148,200	10,412,532
The Restaurant Group PLC	1,064,800	1,789,381
Wendy's Co. (b)	969,150	16,795,370
YETI Holdings, Inc. (b)	275,610	6,611,884
		138,778,114
Household Durables - 0.2%
Cuckoo Holdings Co. Ltd.	18,647	2,344,336
FJ Next Co. Ltd.	294,400	2,419,328
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	379,113	2,537,180
Hamilton Beach Brands Holding Co. Class A	15,700	381,039
Iida Group Holdings Co. Ltd.	55,400	1,010,933
Lennar Corp. Class A	238,700	11,452,826
Mohawk Industries, Inc. (a)	41,900	5,703,428
Toll Brothers, Inc.	338,185	12,039,386
		37,888,456
Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc. (a)	60,900	99,865,647
eBay, Inc.	335,300	12,456,395
GrubHub, Inc. (a)(b)	128,060	10,447,135
Hyundai Home Shopping Network Corp.	4,861	470,768
Mercari, Inc. (a)(b)	10,000	279,908
NS Shopping Co. Ltd.	21,105	231,583
The Booking Holdings, Inc. (a)	20,000	33,940,800
		157,692,236
Leisure Products - 0.1%
Brunswick Corp.	299,392	15,789,934
Multiline Retail - 0.2%
Dollar General Corp.	197,400	23,384,004
Dollar Tree, Inc. (a)	112,600	10,846,758
Lifestyle International Holdings Ltd.	722,000	1,269,289
Macy's, Inc.	30,100	746,179
		36,246,230
Specialty Retail - 0.8%
Arc Land Sakamoto Co. Ltd.	30,000	386,758
AT-Group Co. Ltd.	122,500	2,448,571
AutoNation, Inc. (a)	45,600	1,607,856
Bed Bath & Beyond, Inc. (b)	291,300	4,873,449
Best Buy Co., Inc.	35,900	2,471,356
Burlington Stores, Inc. (a)	187,545	31,833,888
Dunelm Group PLC	220,200	2,444,561
GameStop Corp. Class A (b)	175,900	2,058,030
GNC Holdings, Inc. Class A (a)(b)	647,100	1,928,358
Hibbett Sports, Inc. (a)	66,800	1,238,472
Home Depot, Inc.	202,700	37,527,878
JB Hi-Fi Ltd. (b)	60,275	927,807
John David Group PLC	834,200	5,152,697
Ku Holdings Co. Ltd.	47,500	350,715
Lookers PLC	765,334	1,041,493
Lowe's Companies, Inc.	246,680	25,923,601
Mandarake, Inc.	15,700	82,398
Sally Beauty Holdings, Inc. (a)	624,400	11,282,908
Samse SA	2,200	360,344
TJX Companies, Inc.	514,082	26,367,266
Tokatsu Holdings Co. Ltd.	18,700	77,676
Urban Outfitters, Inc. (a)	314,970	9,716,825
Vitamin Shoppe, Inc. (a)	201,500	1,485,055
Williams-Sonoma, Inc. (b)	120,500	7,008,280
		178,596,242
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	56,600	2,580,960
Carter's, Inc.	118,360	11,532,998
Embry Holdings Ltd.	280,000	84,894
Ff Group (a)(c)	2,700	11,793
Fossil Group, Inc. (a)(b)	20,800	325,312
PVH Corp.	170,800	19,614,672
Sitoy Group Holdings Ltd.	2,485,000	607,816
Tapestry, Inc.	837,727	29,270,181
Yue Yuen Industrial (Holdings) Ltd.	399,500	1,343,584
		65,372,210

TOTAL CONSUMER DISCRETIONARY		746,167,770

CONSUMER STAPLES - 3.2%
Beverages - 0.5%
Britvic PLC	499,246	6,085,388
C&C Group PLC	3,132,000	10,901,230
Coca-Cola European Partners PLC	255,800	12,058,412
Constellation Brands, Inc. Class A (sub. vtg.)	142,700	24,139,132
PepsiCo, Inc.	265,200	30,667,728
The Coca-Cola Co.	505,760	22,931,158
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	690,621	1,500,059
		108,283,107
Food & Staples Retailing - 0.7%
Amsterdam Commodities NV	32,700	741,661
Halows Co. Ltd.	21,800	428,705
Kroger Co.	140,100	4,109,133
Nihon Chouzai Co. Ltd.	6,700	239,533
OM2 Network Co. Ltd.	57,100	575,790
Performance Food Group Co. (a)	305,810	11,782,859
Qol Holdings Co. Ltd.	48,300	638,280
Retail Partners Co. Ltd.	124,300	1,156,409
Sapporo Clinical Laboratory	8,200	146,396
Satoh & Co. Ltd.	12,300	182,958
Sysco Corp.	647,300	43,725,115
Tesco PLC	819,796	2,459,931
United Natural Foods, Inc. (a)	30,500	457,805
Walgreens Boots Alliance, Inc.	66,500	4,734,135
Walmart, Inc.	867,100	85,834,229
		157,212,939
Food Products - 0.8%
Axyz Co. Ltd.	10,000	206,343
Changshouhua Food Co. Ltd.	2,039,000	903,942
Conagra Brands, Inc.	753,100	17,599,947
Danone SA	262,400	19,818,901
JC Comsa Corp.	26,800	84,152
Kaneko Seeds Co. Ltd.	71,600	871,675
Lotte Samkang Co. Ltd.	1,057	618,892
Mondelez International, Inc.	712,900	33,620,364
Pickles Corp.	27,500	469,744
Post Holdings, Inc. (a)	295,177	30,072,633
Prima Meat Packers Ltd.	14,600	264,454
S Foods, Inc.	26,000	1,006,504
Seaboard Corp.	1,869	7,287,717
The Hershey Co.	260,100	28,787,868
The J.M. Smucker Co.	288,400	30,544,444
Toyo Sugar Refining Co. Ltd.	39,400	366,553
		172,524,133
Household Products - 0.3%
Procter & Gamble Co. (d)	576,798	56,843,443
Personal Products - 0.2%
Coty, Inc. Class A (b)	512,800	5,640,800
Hengan International Group Co. Ltd.	202,500	1,636,820
Herbalife Nutrition Ltd. (a)	680,782	38,191,870
		45,469,490
Tobacco - 0.7%
Altria Group, Inc.	1,711,040	89,675,606
British American Tobacco PLC sponsored ADR	613,014	22,522,134
KT&G Corp.	19,099	1,790,266
Philip Morris International, Inc.	390,600	33,958,764
Scandinavian Tobacco Group A/S (e)	32,565	429,940
		148,376,710

TOTAL CONSUMER STAPLES		688,709,822

ENERGY - 3.7%
Energy Equipment & Services - 0.3%
AKITA Drilling Ltd. Class A (non-vtg.)	67,513	201,110
Baker Hughes, a GE Co. Class A	1,218,123	32,134,085
Bristow Group, Inc. (a)(b)	84,900	100,182
Carbo Ceramics, Inc. (a)(b)	159,200	649,536
Diamond Offshore Drilling, Inc. (a)(b)	374,400	3,575,520
Ensco PLC Class A (b)	1,214,100	4,977,810
Forum Energy Technologies, Inc. (a)	59,900	349,217
Geospace Technologies Corp. (a)	37,400	613,360
Halliburton Co.	43,900	1,347,291
Helix Energy Solutions Group, Inc. (a)	22,100	163,540
High Arctic Energy Services, Inc.	344,800	1,032,343
Liberty Oilfield Services, Inc. Class A (b)	191,000	3,128,580
Nabors Industries Ltd.	337,800	1,094,472
National Oilwell Varco, Inc.	63,200	1,778,448
NCS Multistage Holdings, Inc. (a)	51,200	282,112
Odfjell Drilling Ltd.	107,400	320,694
Precision Drilling Corp. (a)	183,902	463,965
RigNet, Inc. (a)	59,500	921,060
Schlumberger Ltd.	55,700	2,454,142
Shelf Drilling Ltd. (a)(e)	219,299	971,470
Shinko Plantech Co. Ltd.	363,000	3,995,882
Solaris Oilfield Infrastructure, Inc. Class A	23,100	392,700
Tecnicas Reunidas SA (b)	35,600	952,401
Transocean Ltd. (United States) (a)	443,600	3,624,212
		65,524,132
Oil, Gas & Consumable Fuels - 3.4%
Aker Bp ASA	18,200	616,830
Anadarko Petroleum Corp.	160,400	6,977,400
Antero Midstream GP LP (b)	13,000	166,010
Baytex Energy Corp. (a)	1,854,100	3,325,108
Berry Petroleum Corp. (b)	157,000	1,998,610
Bonavista Energy Corp.	877,200	833,238
Bonterra Energy Corp. (b)	207,600	990,712
BP PLC sponsored ADR	733,486	31,283,178
Cabot Oil & Gas Corp.	171,500	4,222,330
Callon Petroleum Co. (a)	1,168,651	8,940,180
Canadian Natural Resources Ltd.	6,000	170,400
Canadian Natural Resources Ltd.	18,700	531,180
Cenovus Energy, Inc. (Canada)	2,185,074	20,025,071
Centennial Resource Development, Inc. Class A (a)	6,800	61,676
Cheniere Energy, Inc. (a)	39,700	2,558,665
Chevron Corp.	1,153,828	137,974,752
China Petroleum & Chemical Corp.:
(H Shares)	17,856,000	15,392,172
sponsored ADR (H Shares)	8,600	737,880
CNOOC Ltd. sponsored ADR	15,600	2,709,876
CNX Resources Corp. (a)	118,300	1,253,980
Concho Resources, Inc.	30,764	3,384,040
ConocoPhillips Co.	133,600	9,064,760
Contango Oil & Gas Co. (a)	212,400	720,036
Continental Resources, Inc. (a)	69,044	3,080,053
Delek U.S. Holdings, Inc.	480,128	16,986,929
Devon Energy Corp.	109,400	3,228,394
Diamondback Energy, Inc.	192,372	19,800,850
Enagas SA	115,598	3,293,748
Encana Corp.	519,200	3,811,294
Enerplus Corp.	7,000	61,740
Enterprise Products Partners LP	37,100	1,025,815
EOG Resources, Inc.	128,600	12,088,400
Equinor ASA sponsored ADR	808,391	18,156,462
Euronav NV	79,020	618,727
Exxon Mobil Corp.	2,030,745	160,489,777
FLEX LNG Ltd. (a)	4,609,200	5,656,022
GasLog Ltd.	212,600	3,427,112
GasLog Partners LP (b)	725,900	16,042,390
Golar LNG Ltd.	55,200	1,139,328
Golar LNG Partners LP	775,166	9,999,641
Gran Tierra Energy, Inc. (U.S.) (a)	228,800	517,088
Hess Corp.	262,000	15,156,700
Hoegh LNG Partners LP	241,000	4,297,030
HollyFrontier Corp.	19,800	1,013,760
Husky Energy, Inc.	942,000	10,472,632
Imperial Oil Ltd.	137,400	3,720,173
Kosmos Energy Ltd.	216,100	1,383,040
Lundin Petroleum AB	21,400	699,740
Magnolia Oil & Gas Corp. Class A (a)	1,192,200	14,664,060
Marathon Oil Corp.	98,300	1,631,780
Marathon Petroleum Corp.	86,042	5,335,464
Motor Oil (HELLAS) Corinth Refineries SA	94,500	2,300,265
Murphy Oil Corp.	205,400	5,936,060
National Energy Services Reunited Corp. (a)	2,000	17,200
Noble Energy, Inc.	129,500	2,868,425
Northern Oil & Gas, Inc. (a)	163,800	388,206
NuVista Energy Ltd. (a)	5,000	15,920
Occidental Petroleum Corp.	45,300	2,996,595
Parex Resources, Inc. (a)	149,000	2,306,417
Parsley Energy, Inc. Class A (a)	462,880	8,396,643
PDC Energy, Inc. (a)	29,100	1,078,737
Peabody Energy Corp.	23,200	715,720
Phillips 66 Co.	277,700	26,759,172
Pioneer Natural Resources Co.	44,100	6,215,895
QEP Resources, Inc. (a)	35,700	277,032
Seven Generations Energy Ltd. (a)	5,000	36,552
Sinopec Kantons Holdings Ltd.	4,078,000	1,916,981
Southwestern Energy Co. (a)	900,000	3,807,000
Star Petroleum Refining PCL	2,134,600	697,980
Suncor Energy, Inc.	308,300	10,626,914
Teekay Corp. (b)	310,600	1,273,460
Teekay LNG Partners LP	677,800	9,651,872
Teekay Offshore Partners LP	1,913,600	2,334,592
Texas Pacific Land Trust	100	74,362
Thai Oil PCL (For. Reg.)	377,000	864,706
The Williams Companies, Inc.	42,500	1,134,325
Total SA sponsored ADR	305,178	17,367,680
Valero Energy Corp.	90,500	7,381,180
Viper Energy Partners LP	105,300	3,465,423
W&T Offshore, Inc. (a)	59,400	309,474
Whiting Petroleum Corp. (a)	89,100	2,171,367
World Fuel Services Corp.	92,900	2,572,401
WPX Energy, Inc. (a)	13,100	161,654
		717,856,443

TOTAL ENERGY		783,380,575

FINANCIALS - 8.3%
Banks - 3.9%
Bank of America Corp. (d)	4,465,209	129,848,278
BankUnited, Inc.	115,581	4,217,551
Boston Private Financial Holdings, Inc.	698,260	8,302,311
Citigroup, Inc.	1,100,470	70,408,071
Credit Agricole Atlantique Vendee	6,300	953,069
First Citizens Bancshares, Inc.	34,793	15,189,928
First Foundation, Inc.	556,673	8,489,263
First Horizon National Corp.	1,292,170	20,196,617
FNB Corp., Pennsylvania	1,741,555	21,316,633
Great Western Bancorp, Inc.	224,626	8,434,706
Gunma Bank Ltd.	377,200	1,587,106
Hanmi Financial Corp.	111,169	2,565,781
Hiroshima Bank Ltd.	65,700	365,442
Huntington Bancshares, Inc.	1,793,000	25,837,130
IBERIABANK Corp.	258,400	20,214,632
JPMorgan Chase & Co. (d)	632,671	66,025,546
KB Financial Group, Inc.	17,700	697,111
KeyCorp	601,395	10,620,636
M&T Bank Corp.	152,000	26,305,120
Mitsubishi UFJ Financial Group, Inc.	1,304,400	6,769,040
NIBC Holding NV (e)	561,226	5,821,264
Northrim Bancorp, Inc.	5,000	187,550
Ogaki Kyoritsu Bank Ltd.	41,400	836,431
PNC Financial Services Group, Inc.	516,111	65,040,308
Shinsei Bank Ltd.	66,500	914,845
Signature Bank	44,800	6,082,048
Skandiabanken ASA (e)	94,000	881,046
Sumitomo Mitsui Financial Group, Inc.	321,400	11,420,404
SunTrust Banks, Inc.	567,900	36,839,673
The Keiyo Bank Ltd.	119,500	741,883
The San-In Godo Bank Ltd.	114,500	826,919
U.S. Bancorp	1,312,827	67,860,028
Unicaja Banco SA (e)	1,473,400	1,726,196
United Community Bank, Inc.	499,299	13,825,589
Van Lanschot NV (Bearer)	5,800	131,284
Wells Fargo & Co.	3,488,213	174,026,947
Yamaguchi Financial Group, Inc.	102,900	958,240
		836,464,626
Capital Markets - 1.1%
Affiliated Managers Group, Inc.	52,800	5,787,408
Ares Capital Corp.	32,929	570,330
Bank of New York Mellon Corp.	202,900	10,648,192
Cboe Global Markets, Inc.	166,613	15,979,853
Charles Schwab Corp.	207,865	9,563,869
E*TRADE Financial Corp.	594,048	29,102,412
Goldman Sachs Group, Inc.	170,500	33,537,350
Invesco Ltd.	302,200	5,847,570
Lazard Ltd. Class A	291,308	10,903,658
Morgan Stanley	510,630	21,436,247
Oaktree Capital Group LLC Class A	78,800	3,338,756
Raymond James Financial, Inc.	127,990	10,569,414
State Street Corp.	833,546	59,906,951
TD Ameritrade Holding Corp.	91,000	5,126,030
Virtu Financial, Inc. Class A (b)	160,200	4,027,428
		226,345,468
Consumer Finance - 0.8%
360 Finance, Inc. ADR (b)	127,680	2,164,176
Aeon Credit Service (Asia) Co. Ltd.	3,176,000	2,949,526
American Express Co.	127,800	13,769,172
Capital One Financial Corp.	699,900	58,497,642
Discover Financial Services	437,200	31,307,892
First Cash Financial Services, Inc.	154,810	13,570,645
LexinFintech Holdings Ltd. ADR (a)	235,300	2,741,245
Navient Corp.	74,600	911,612
OneMain Holdings, Inc.	426,600	14,077,800
PPDAI Group, Inc. ADR (a)	267,500	1,289,350
Santander Consumer U.S.A. Holdings, Inc.	148,100	3,041,974
SLM Corp.	546,100	6,034,405
Synchrony Financial	412,500	13,451,625
		163,807,064
Diversified Financial Services - 0.5%
AXA Equitable Holdings, Inc.	768,900	14,701,368
Berkshire Hathaway, Inc. Class B (a)	358,000	72,065,400
Fuyo General Lease Co. Ltd.	74,300	3,912,807
Ricoh Leasing Co. Ltd.	96,500	2,965,168
Voya Financial, Inc.	226,010	11,429,326
		105,074,069
Insurance - 1.6%
AFLAC, Inc.	232,200	11,410,308
Allstate Corp.	136,300	12,863,994
American International Group, Inc.	366,500	15,832,800
ASR Nederland NV	74,500	3,282,829
Assurant, Inc.	123,830	12,753,252
Axis Capital Holdings Ltd.	182,800	10,432,396
Brown & Brown, Inc.	850,282	25,185,353
Chubb Ltd.	219,000	29,324,100
Db Insurance Co. Ltd.	129,682	8,353,572
FNF Group	304,100	10,670,869
Genworth Financial, Inc. Class A (a)	275,200	1,065,024
Hartford Financial Services Group, Inc.	106,900	5,276,584
Hyundai Fire & Marine Insurance Co. Ltd.	168,242	5,635,472
Lincoln National Corp.	31,500	1,969,380
Marsh & McLennan Companies, Inc.	178,900	16,641,278
MetLife, Inc.	1,254,600	56,695,374
NN Group NV	127,503	5,554,583
Prudential Financial, Inc.	54,000	5,175,900
Prudential PLC	724,250	15,269,732
Reinsurance Group of America, Inc.	183,480	26,511,025
RSA Insurance Group PLC	254,400	1,724,234
Sony Financial Holdings, Inc.	57,900	1,099,329
Sul America SA unit	209,000	1,691,519
The Travelers Companies, Inc.	296,800	39,447,688
Willis Group Holdings PLC	106,500	18,320,130
		342,186,725
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	1,307,800	23,082,670
Annaly Capital Management, Inc.	2,383,100	24,140,803
MFA Financial, Inc.	2,306,400	16,767,528
Redwood Trust, Inc.	64,200	982,260
		64,973,261
Thrifts & Mortgage Finance - 0.1%
ASAX Co. Ltd.	151,800	764,005
Essent Group Ltd. (a)	703,531	30,350,327
Genworth Mortgage Insurance Ltd.	232,786	435,935
LIC Housing Finance Ltd.	469,500	3,151,429
		34,701,696

TOTAL FINANCIALS		1,773,552,909

HEALTH CARE - 7.2%
Biotechnology - 1.8%
Abeona Therapeutics, Inc. (a)(b)	112,000	786,240
Acceleron Pharma, Inc. (a)	45,000	1,981,800
Acorda Therapeutics, Inc. (a)	55,000	810,700
Alexion Pharmaceuticals, Inc. (a)	241,000	32,614,530
Alnylam Pharmaceuticals, Inc. (a)	22,000	1,870,000
Amgen, Inc.	449,500	85,440,960
AnaptysBio, Inc. (a)	44,000	3,030,280
Argenx SE ADR (a)(b)	38,000	5,065,020
Array BioPharma, Inc. (a)	556,870	12,774,598
Ascendis Pharma A/S sponsored ADR (a)	44,000	3,204,080
Atara Biotherapeutics, Inc. (a)	50,000	1,790,500
BeiGene Ltd. ADR (a)(b)	21,000	2,878,050
Biogen, Inc. (a)	36,100	11,841,161
bluebird bio, Inc. (a)	20,000	3,104,400
Blueprint Medicines Corp. (a)	220,298	18,106,293
Celgene Corp. (a)	477,800	39,714,736
Cell Biotech Co. Ltd.	44,572	1,209,840
FibroGen, Inc. (a)	48,000	2,774,400
Gilead Sciences, Inc.	160,400	10,429,208
Global Blood Therapeutics, Inc. (a)	257,630	13,525,575
Immunomedics, Inc. (a)(b)	576,900	9,091,944
Insmed, Inc. (a)	140,000	4,151,000
Intercept Pharmaceuticals, Inc. (a)(b)	84,800	8,457,952
Mirati Therapeutics, Inc. (a)(b)	109,300	7,957,040
Momenta Pharmaceuticals, Inc. (a)	120,000	1,690,800
Morphosys AG (a)	12,000	1,232,541
Neurocrine Biosciences, Inc. (a)	264,968	20,468,778
PTC Therapeutics, Inc. (a)	95,200	3,288,208
Sage Therapeutics, Inc. (a)	18,000	2,866,500
Sarepta Therapeutics, Inc. (a)	288,792	41,655,358
Scholar Rock Holding Corp. (b)	39,400	733,628
United Therapeutics Corp. (a)	48,700	6,150,323
Vertex Pharmaceuticals, Inc. (a)	92,000	17,365,000
Xencor, Inc. (a)	70,000	2,123,800
		380,185,243
Health Care Equipment & Supplies - 1.2%
A&T Corp.	21,000	180,487
Atricure, Inc. (a)	80,000	2,555,200
Becton, Dickinson & Co.	154,000	38,313,660
Boston Scientific Corp. (a)	1,102,921	44,249,191
Danaher Corp.	97,139	12,338,596
Dentsply Sirona, Inc.	200,700	8,381,232
Fukuda Denshi Co. Ltd.	56,650	3,679,594
Genmark Diagnostics, Inc. (a)	220,000	1,691,800
Glaukos Corp. (a)	211,700	15,701,789
Heska Corp. (a)	118,294	9,675,266
Hologic, Inc. (a)	100,000	4,715,000
Insulet Corp. (a)(b)	54,909	5,156,504
Integra LifeSciences Holdings Corp. (a)	50,000	2,754,500
Intuitive Surgical, Inc. (a)	18,600	10,185,546
Masimo Corp. (a)	28,000	3,675,840
Medtronic PLC	87,600	7,927,800
Penumbra, Inc. (a)	36,000	4,812,120
Steris PLC	135,249	16,359,719
Stryker Corp.	64,000	12,064,640
Teleflex, Inc.	10,000	2,898,400
ViewRay, Inc. (a)(b)	1,665,616	14,124,424
Wright Medical Group NV (a)	751,387	23,525,927
		244,967,235
Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	40,000	3,332,000
Anthem, Inc.	312,578	94,001,582
Centene Corp. (a)	56,000	3,409,840
Cigna Corp.	376,277	65,637,760
Covetrus, Inc. (a)	50,000	1,789,000
CVS Health Corp.	1,401,112	81,026,307
EBOS Group Ltd.	160,000	2,326,296
G1 Therapeutics, Inc. (a)	50,000	923,000
HCA Holdings, Inc.	95,000	13,208,800
Humana, Inc.	73,300	20,893,432
Laboratory Corp. of America Holdings (a)	50,000	7,412,000
McKesson Corp.	223,499	28,420,133
MEDNAX, Inc. (a)	45,700	1,503,987
Molina Healthcare, Inc. (a)	111,700	15,038,171
Notre Dame Intermedica Participacoes SA	440,000	3,891,431
Patterson Companies, Inc.	46,700	1,053,085
Quest Diagnostics, Inc.	3,700	320,235
Tokai Corp.	102,100	2,747,032
UnitedHealth Group, Inc.	390,700	94,635,354
Universal Health Services, Inc. Class B	22,600	3,137,558
Wellcare Health Plans, Inc. (a)	42,000	10,650,360
		455,357,363
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	600,000	1,914,000
Teladoc Health, Inc. (a)(b)	213,370	13,732,493
		15,646,493
Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. Class A (a)	64,616	17,504,474
ICON PLC (a)	4,200	587,916
Lonza Group AG	12,000	3,336,506
		21,428,896
Pharmaceuticals - 1.9%
Allergan PLC	197,500	27,197,725
AstraZeneca PLC:
(United Kingdom)	280,000	22,798,895
sponsored ADR	56,600	2,353,428
Bayer AG	650,812	51,994,021
Bristol-Myers Squibb Co.	1,012,500	52,305,750
Dawnrays Pharmaceutical Holdings Ltd.	6,513,000	1,360,721
Dechra Pharmaceuticals PLC	120,000	3,934,485
Eli Lilly & Co.	69,000	8,714,010
Genomma Lab Internacional SA de CV (a)	1,796,300	1,185,956
GlaxoSmithKline PLC sponsored ADR (d)	741,658	29,933,317
Intersect ENT, Inc. (a)	283,500	9,636,165
Johnson & Johnson	522,585	71,406,014
Korea United Pharm, Inc.	35,312	803,187
Mylan NV (a)	30,000	791,700
MyoKardia, Inc. (a)	28,000	1,255,800
Nektar Therapeutics (a)	107,367	4,352,658
Nippon Chemiphar Co. Ltd.	10,400	284,574
Novartis AG sponsored ADR	49,573	4,522,545
Novo Nordisk A/S Series B sponsored ADR	44,600	2,183,170
Pfizer, Inc.	210,900	9,142,515
Recordati SpA	50,000	1,880,774
Roche Holding AG (participation certificate)	129,716	35,999,339
Sanofi SA	124,509	10,382,733
Sanofi SA sponsored ADR	448,300	18,649,280
Takeda Pharmaceutical Co. Ltd. ADR	1,078,980	21,644,339
Taro Pharmaceutical Industries Ltd.	9,000	921,330
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	358,254	6,029,415
The Medicines Company (a)(b)	60,000	1,480,200
Theravance Biopharma, Inc. (a)(b)	80,000	1,941,600
Zogenix, Inc. (a)	44,000	2,320,120
		407,405,766

TOTAL HEALTH CARE		1,524,990,996

INDUSTRIALS - 4.8%
Aerospace & Defense - 1.3%
General Dynamics Corp.	24,023	4,089,195
Harris Corp.	98,300	16,212,619
HEICO Corp. Class A	452,546	36,199,155
Lockheed Martin Corp.	128,500	39,759,185
The Boeing Co.	135,900	59,790,564
United Technologies Corp.	893,669	112,307,383
Vectrus, Inc. (a)	5,000	134,800
		268,492,901
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	270,900	24,483,942
FedEx Corp.	105,630	19,119,030
Onelogix Group Ltd.	291,841	75,581
United Parcel Service, Inc. Class B	312,006	34,383,061
		78,061,614
Airlines - 0.1%
Alaska Air Group, Inc.	212,500	13,111,250
Building Products - 0.1%
Apogee Enterprises, Inc.	5,000	178,450
Fortune Brands Home & Security, Inc.	529,429	24,946,694
KVK Corp.	5,500	70,017
Nihon Dengi Co. Ltd.	83,700	2,006,427
		27,201,588
Commercial Services & Supplies - 0.1%
Healthcare Services Group, Inc. (b)	321,000	12,255,780
Multi-Color Corp.	95,698	4,770,545
Nippon Kanzai Co. Ltd.	26,600	462,007
		17,488,332
Construction & Engineering - 0.0%
Arcadis NV	48,800	820,402
Boustead Projs. Pte Ltd.	1,756,200	1,214,532
Joban Kaihatsu Co. Ltd.	1,400	69,708
Kawasaki Setsubi Kogyo Co. Ltd.	23,200	83,047
Meisei Industrial Co. Ltd.	342,500	2,322,971
Seikitokyu Kogyo Co. Ltd.	64,600	370,915
Watanabe Sato Co. Ltd.	4,100	75,515
		4,957,090
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	27,900	723,375
Eaton Corp. PLC	13,500	1,076,895
Emerson Electric Co.	511,200	34,838,280
Fortive Corp.	472,700	38,558,139
Gerard Perrier Industrie SA	5,000	290,050
Iwabuchi Corp.	1,600	72,202
Siemens Gamesa Renewable Energy SA (a)	202,400	3,097,609
Sunrun, Inc. (a)	1,495,200	23,190,552
Terasaki Electric Co. Ltd.	33,600	290,588
Vivint Solar, Inc. (a)(b)	939,163	4,911,822
		107,049,512
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	172,720	21,258,378
General Electric Co.	8,566,908	89,010,174
Mytilineos Holdings SA	193,000	2,013,070
Reunert Ltd.	56,900	282,608
		112,564,230
Machinery - 0.8%
Apergy Corp. (a)	5,000	209,900
Cactus, Inc. (a)	24,400	884,744
Colfax Corp. (a)	80,828	2,138,709
Conrad Industries, Inc. (a)	5,400	86,346
Deere & Co.	136,100	22,325,844
Flowserve Corp.	413,427	18,360,293
Fukushima Industries Corp.	4,100	141,614
Gardner Denver Holdings, Inc. (a)	7,200	193,320
Global Brass & Copper Holdings, Inc.	33,300	1,123,875
Haitian International Holdings Ltd.	1,004,000	2,194,801
Hy-Lok Corp.	14,316	228,954
IDEX Corp.	215,527	31,057,441
Ingersoll-Rand PLC	407,200	42,984,032
Koike Sanso Kogyo Co. Ltd.	2,200	45,672
Minebea Mitsumi, Inc.	349,200	5,620,071
Nakanishi Manufacturing Co. Ltd.	20,000	193,603
Nansin Co. Ltd.	32,900	160,567
ProPetro Holding Corp. (a)	30,600	607,716
Sakura Rubber Co. Ltd.	8,900	446,337
The Hanshin Diesel Works Ltd.	4,500	79,532
WABCO Holdings, Inc. (a)	211,026	29,022,406
Wabtec Corp.	44,900	3,289,374
Yamada Corp.	19,700	442,019
		161,837,170
Marine - 0.0%
Japan Transcity Corp.	225,800	899,432
Professional Services - 0.0%
ABIST Co. Ltd.	23,200	675,405
Bertrandt AG	14,600	1,162,474
Career Design Center Co. Ltd.	22,100	270,438
McMillan Shakespeare Ltd.	46,017	395,623
SHL-JAPAN Ltd.	24,000	392,948
WageWorks, Inc. (a)	197,800	6,507,620
		9,404,508
Road & Rail - 0.7%
Autohellas SA	12,900	328,678
CSX Corp.	377,100	27,403,857
Daqin Railway Co. Ltd. (A Shares)	2,275,041	3,034,906
Genesee & Wyoming, Inc. Class A (a)	261,375	21,432,750
Landstar System, Inc.	156,920	17,054,066
Meitetsu Transport Co. Ltd.	5,000	106,760
NANSO Transport Co. Ltd.	41,400	460,557
Nikkon Holdings Co. Ltd.	38,300	967,250
Norfolk Southern Corp.	82,645	14,818,249
Old Dominion Freight Lines, Inc.	152,473	22,988,354
STEF-TFE Group	3,667	361,628
Tohbu Network Co. Ltd.	42,500	387,005
Union Pacific Corp.	256,143	42,955,181
Utoc Corp.	115,800	567,235
		152,866,476
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	57,200	2,582,008
Canox Corp.	11,400	92,558
Daiichi Jitsugyo Co. Ltd.	5,900	183,143
Green Cross Co. Ltd.	63,600	616,229
HD Supply Holdings, Inc. (a)	342,880	14,747,269
Howden Joinery Group PLC	26,900	175,790
Itochu Corp.	1,519,300	27,291,120
Kamei Corp.	184,600	1,989,006
Mitani Shoji Co. Ltd.	45,600	2,254,125
Mitsubishi Corp.	192,000	5,421,753
MRC Global, Inc. (a)	642,640	10,834,910
Narasaki Sangyo Co. Ltd.	9,600	156,490
Nishikawa Keisoku Co. Ltd.	5,800	197,730
Pla Matels Corp.	49,800	251,089
Shinsho Corp.	73,200	1,663,442
		68,456,662
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	118,500	828,166
Qingdao Port International Co. Ltd. (H Shares) (a)(e)	3,622,000	2,316,308
		3,144,474

TOTAL INDUSTRIALS		1,025,535,239

INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 0.1%
Cisco Systems, Inc. (d)	277,800	14,381,706
Juniper Networks, Inc.	39,100	1,058,828
		15,440,534
Electronic Equipment & Components - 0.4%
Avnet, Inc.	316,900	13,781,981
Daido Signal Co. Ltd.	98,300	470,048
Dell Technologies, Inc. (a)	17,096	954,299
Elematec Corp.	46,800	757,852
Fabrinet (a)	13,800	807,300
Flextronics International Ltd. (a)	269,800	2,843,692
HAGIAWARA ELECTRIC Co. Ltd.	5,000	134,437
Jabil, Inc.	534,500	15,179,800
Kingboard Chemical Holdings Ltd.	296,000	1,036,976
Makus, Inc.	558,311	2,284,338
New Cosmos Electric Co. Ltd.	6,200	95,671
PAX Global Technology Ltd.	3,998,000	1,869,188
Riken Kieki Co. Ltd.	44,500	878,303
ScanSource, Inc. (a)	26,700	1,002,585
TE Connectivity Ltd.	282,400	23,182,216
Trimble, Inc. (a)	418,000	16,724,180
		82,002,866
IT Services - 1.2%
Akamai Technologies, Inc. (a)	4,800	334,368
Alliance Data Systems Corp.	195,183	33,766,659
Amdocs Ltd.	315,700	17,543,449
Avant Corp.	119,700	1,560,347
Cielo SA	329,800	954,415
Cognizant Technology Solutions Corp. Class A	444,300	31,536,414
DXC Technology Co.	56,100	3,694,746
E-Credible Co. Ltd.	75,016	1,123,074
Enea Data AB (a)	54,500	826,115
Fiserv, Inc. (a)	51,400	4,353,066
FleetCor Technologies, Inc. (a)	11,800	2,752,704
Gartner, Inc. (a)	100,000	14,230,000
GoDaddy, Inc. (a)	39,700	2,963,605
IBM Corp.	20,643	2,851,418
Korea Information & Communication Co. Ltd. (a)	18,423	152,065
Leidos Holdings, Inc.	312,000	20,152,080
Liveramp Holdings, Inc. (a)	6,300	338,625
MasterCard, Inc. Class A	59,500	13,373,815
MongoDB, Inc. Class A (a)(b)	32,500	3,300,700
PayPal Holdings, Inc. (a)	114,900	11,268,243
The Western Union Co.	505,400	9,031,498
Total System Services, Inc.	152,581	14,403,646
Visa, Inc. Class A	290,257	42,992,867
WEX, Inc. (a)	86,800	15,455,608
		248,959,527
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	37,800	4,043,088
Applied Materials, Inc.	566,600	21,723,444
Broadcom, Inc.	48,000	13,217,280
Intel Corp.	302,600	16,025,696
KLA-Tencor Corp.	110,800	12,796,292
Lam Research Corp.	105,900	18,647,931
MACOM Technology Solutions Holdings, Inc. (a)(b)	548,500	10,470,865
Marvell Technology Group Ltd.	1,438,550	28,699,073
Microchip Technology, Inc. (b)	24,000	2,084,880
Micron Technology, Inc. (a)	489,700	20,018,936
Miraial Co. Ltd.	30,400	335,732
NVIDIA Corp.	169,100	26,085,366
NXP Semiconductors NV	121,000	11,049,720
ON Semiconductor Corp. (a)	935,400	20,092,392
Phison Electronics Corp.	44,000	398,274
Qualcomm, Inc.	834,600	44,559,294
Skyworks Solutions, Inc.	146,300	11,946,858
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	111,600	4,357,980
Versum Materials, Inc.	357,100	17,497,900
		284,051,001
Software - 2.6%
2U, Inc. (a)(b)	54,500	4,016,650
Adobe, Inc. (a)	72,800	19,110,000
Autodesk, Inc. (a)	138,600	22,593,186
Avast PLC (e)	1,097,773	4,492,584
Benefitfocus, Inc. (a)(b)	90,000	4,420,800
Blackbaud, Inc.	174,600	13,486,104
BlackLine, Inc. (a)	191,800	10,038,812
Box, Inc. Class A (a)	563,900	11,413,336
Cardlytics, Inc. (a)	18,100	318,922
Citrix Systems, Inc.	122,300	12,902,650
Cloudera, Inc. (a)	508,502	7,408,874
eBase Co. Ltd.	35,900	571,038
Envestnet, Inc. (a)	100	6,101
HubSpot, Inc. (a)	79,100	13,318,858
Instructure, Inc. (a)	208,100	9,724,513
Kingsoft Corp. Ltd.	2,764,000	5,373,246
Micro Focus International PLC sponsored ADR	14,500	359,310
Microsoft Corp. (d)	2,292,000	256,772,760
Minori Solutions Co. Ltd.	5,000	75,674
Nuance Communications, Inc. (a)	107,379	1,800,746
Nutanix, Inc. Class A (a)	31,800	1,592,862
Oracle Corp.	703,369	36,666,626
Parametric Technology Corp. (a)	48,800	4,529,616
Pivotal Software, Inc.	586,600	13,151,572
Proofpoint, Inc. (a)	126,920	14,987,983
RealPage, Inc. (a)	231,000	14,139,510
Salesforce.com, Inc. (a)	134,500	22,010,925
SAP SE sponsored ADR (b)	155,456	16,654,001
Sinosoft Tech Group Ltd.	4,535,000	1,559,859
Sophos Group PLC (e)	517,600	2,250,408
SS&C Technologies Holdings, Inc.	8,000	492,640
SurveyMonkey (b)	306,103	4,643,583
Symantec Corp.	371,200	8,348,288
System Research Co. Ltd.	7,100	190,391
Talend SA ADR (a)	181,900	8,713,010
Toho System Science Co. Ltd.	11,200	91,839
Totvs SA	101,400	983,994
Varonis Systems, Inc. (a)	53,800	3,064,448
Zuora, Inc.	26,500	629,640
		552,905,359
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc. (d)	1,079,794	186,966,331
Elecom Co. Ltd.	41,900	1,274,310
Hewlett Packard Enterprise Co.	64,200	1,051,596
HP, Inc.	451,100	8,900,203
Western Digital Corp.	247,900	12,469,370
		210,661,810

TOTAL INFORMATION TECHNOLOGY		1,394,021,097

MATERIALS - 1.2%
Chemicals - 0.5%
C. Uyemura & Co. Ltd.	59,600	3,389,979
Cabot Corp.	7,400	346,912
CF Industries Holdings, Inc.	559,510	23,611,322
DowDuPont, Inc.	489,600	26,061,408
Innospec, Inc.	205,211	16,798,572
Isamu Paint Co. Ltd.	2,600	84,322
KPC Holdings Corp.	7,154	387,733
LG Chemical Ltd.	8,300	2,879,742
LyondellBasell Industries NV Class A	26,300	2,249,176
NOF Corp.	17,400	598,654
Sherwin-Williams Co.	31,300	13,559,160
The Scotts Miracle-Gro Co. Class A	148,500	12,162,150
Toho Acetylene Co. Ltd.	74,650	955,686
Yara International ASA	42,700	1,796,996
Yip's Chemical Holdings Ltd.	450,000	143,890
		105,025,702
Construction Materials - 0.2%
Eagle Materials, Inc.	235,931	18,034,566
Kunimine Industries Co. Ltd.	5,000	36,603
Martin Marietta Materials, Inc.	67,500	12,676,500
Mitani Sekisan Co. Ltd.	14,700	395,376
		31,143,045
Containers & Packaging - 0.3%
Crown Holdings, Inc. (a)	961,430	52,196,035
Graphic Packaging Holding Co.	1,129,300	13,754,874
Mayr-Melnhof Karton AG	7,500	1,010,056
Silgan Holdings, Inc.	16,200	458,622
		67,419,587
Metals & Mining - 0.2%
Allegheny Technologies, Inc. (a)	575,700	16,482,291
ArcelorMittal SA Class A unit (b)	82,000	1,873,700
Ausdrill Ltd.	1,928,419	2,380,188
Chubu Steel Plate Co. Ltd.	144,200	808,550
CI Resources Ltd.	136,202	142,024
CK-SAN-ETSU Co. Ltd.	31,200	897,107
Compania de Minas Buenaventura SA sponsored ADR	143,000	2,379,520
Labrador Iron Ore Royalty Corp.	4,700	117,219
Mount Gibson Iron Ltd.	3,607,294	1,944,714
Pacific Metals Co. Ltd.	49,500	1,262,778
Rio Tinto PLC sponsored ADR (b)	46,600	2,712,120
Royal Gold, Inc.	103,300	9,132,753
Teck Resources Ltd. Class B (sub. vtg.)	78,400	1,756,918
		41,889,882

TOTAL MATERIALS		245,478,216

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexander & Baldwin, Inc.	868,620	19,917,457
American Tower Corp.	253,117	44,586,560
Boston Properties, Inc.	61,400	8,147,166
Brandywine Realty Trust (SBI)	1,303,147	20,485,471
CorePoint Lodging, Inc.	102,300	1,429,131
CoreSite Realty Corp.	220,342	22,529,970
Corporate Office Properties Trust (SBI)	125,400	3,259,146
Crown Castle International Corp.	68,700	8,158,125
Douglas Emmett, Inc.	589,376	22,749,914
Empire State Realty Trust, Inc.	911,326	13,870,382
Equinix, Inc.	40,900	17,321,150
Equity Lifestyle Properties, Inc.	15,700	1,705,648
Essex Property Trust, Inc.	21,300	5,960,592
Front Yard Residential Corp. Class B	300,800	3,347,904
Healthcare Trust of America, Inc.	672,660	19,164,083
Lamar Advertising Co. Class A	138,846	10,770,284
Liberty Property Trust (SBI)	426,824	20,201,580
Medical Properties Trust, Inc.	641,730	11,698,738
Outfront Media, Inc.	639,040	14,340,058
Prologis, Inc.	121,500	8,512,290
Public Storage	25,100	5,308,399
Simon Property Group, Inc.	120,900	21,902,244
Spirit Realty Capital, Inc.	19,540	755,026
Store Capital Corp.	52,700	1,711,169
The Macerich Co.	37,400	1,630,640
VEREIT, Inc.	78,100	622,457
Welltower, Inc.	91,800	6,821,658
		316,907,242
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	545,300	27,134,128
Cushman & Wakefield PLC	128,500	2,355,405
Nisshin Fudosan Co. Ltd.	64,700	267,008
VICI Properties, Inc.	62,300	1,327,613
		31,084,154

TOTAL REAL ESTATE		347,991,396

UTILITIES - 1.4%
Electric Utilities - 1.0%
Duke Energy Corp.	32,800	2,940,848
Edison International	78,900	4,725,321
Entergy Corp.	68,300	6,374,439
Evergy, Inc.	428,697	23,968,449
Exelon Corp. (d)	1,142,573	55,517,622
FirstEnergy Corp.	173,500	7,070,125
NextEra Energy, Inc.	50,100	9,404,772
PG&E Corp. (a)	104,500	1,779,635
Pinnacle West Capital Corp.	12,600	1,181,124
Portland General Electric Co.	307,161	15,401,053
PPL Corp.	846,400	27,228,688
Southern Co.	179,900	8,939,231
Vistra Energy Corp.	122,200	3,182,088
Xcel Energy, Inc.	661,700	36,300,862
		204,014,257
Gas Utilities - 0.1%
Atmos Energy Corp.	90,504	8,946,320
Busan City Gas Co. Ltd.	52,016	1,871,744
China Resource Gas Group Ltd.	616,000	2,675,958
Hokuriku Gas Co.	6,200	171,318
Keiyo Gas Co. Ltd.	3,000	81,012
Seoul City Gas Co. Ltd.	11,174	826,012
South Jersey Industries, Inc.	485,500	14,055,225
YESCO Co. Ltd.	21,307	779,016
		29,406,605
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	44,700	1,930,593
NRG Energy, Inc.	51,400	2,142,352
NRG Yield, Inc. Class C	272,400	4,083,276
The AES Corp.	94,200	1,623,066
		9,779,287
Multi-Utilities - 0.3%
Avangrid, Inc.	51,600	2,494,860
CenterPoint Energy, Inc.	119,400	3,598,716
Dominion Resources, Inc.	148,357	10,991,770
MDU Resources Group, Inc.	379,333	10,021,978
Public Service Enterprise Group, Inc.	98,600	5,798,666
Sempra Energy	63,400	7,635,896
WEC Energy Group, Inc.	218,900	16,697,692
		57,239,578

TOTAL UTILITIES		300,439,727

TOTAL COMMON STOCKS
(Cost $9,562,213,651)		9,771,913,744

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	30,500	1,881,850
Nonconvertible Preferred Stocks - 0.0%
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	36,200	344,445
TOTAL PREFERRED STOCKS
(Cost $2,207,725)		2,226,295

Equity Funds - 52.8%
Large Blend Funds - 9.7%
Fidelity SAI U.S. Low Volatility Index Fund (f)	40,962,113	555,446,253
Fidelity Total Market Index Fund(f)	18,846,050	1,495,622,523

TOTAL LARGE BLEND FUNDS		2,051,068,776

Large Growth Funds - 30.4%
Fidelity Contrafund (f)	97,347,165	1,190,555,829
Fidelity Growth Company Fund (f)	96,253,800	1,794,170,832
Fidelity SAI U.S. Momentum Index Fund (f)	114,239,171	1,447,410,295
Fidelity SAI U.S. Quality Index Fund (f)	143,936,969	2,038,147,481

TOTAL LARGE GROWTH FUNDS		6,470,284,437

Large Value Funds - 10.9%
Fidelity Large Cap Value Enhanced Index Fund (f)	117,991,364	1,491,410,839
Fidelity SAI U.S. Value Index Fund (f)	85,593,799	831,971,730

TOTAL LARGE VALUE FUNDS		2,323,382,569

Small Blend Funds - 1.8%
Fidelity Small Cap Index Fund(f)	19,191,211	387,086,723
TOTAL EQUITY FUNDS
(Cost $11,129,734,978)		11,231,822,505

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 2.44% (g)	269,507,636	269,561,538
Fidelity Securities Lending Cash Central Fund 2.45% (g)(h)	183,361,387	183,379,723
TOTAL MONEY MARKET FUNDS
(Cost $452,937,499)		452,941,261
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $21,147,093,853)		21,458,903,805
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(165,457,940)
NET ASSETS - 100%		$21,293,445,865

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Apple, Inc.	Chicago Board Options Exchange	395	$6,839,425	$175.00	4/18/19	$(178,738)
Bank of America Corp.	Chicago Board Options Exchange	2,803	8,151,124	32.00	4/18/19	(36,439)
Cisco Systems, Inc.	Chicago Board Options Exchange	289	1,496,153	49.00	4/18/19	(93,203)
Exelon Corp.	Chicago Board Options Exchange	176	855,184	47.00	4/18/19	(37,840)
Exelon Corp.	Chicago Board Options Exchange	176	855,184	48.00	4/18/19	(25,520)
Exelon Corp.	Chicago Board Options Exchange	176	855,184	49.00	4/18/19	(14,960)
GlaxoSmithKline PLC Spons ADR	Chicago Board Options Exchange	738	2,978,568	40.00	5/17/19	(114,390)
GlaxoSmithKline PLC Spons ADR	Chicago Board Options Exchange	738	2,978,568	41.00	5/17/19	(71,955)
JPMorgan Chase & Co.	Chicago Board Options Exchange	597	6,230,292	110.00	4/18/19	(44,477)
Microsoft Corp.	Chicago Board Options Exchange	1,005	11,259,015	115.00	4/18/19	(205,018)
Procter & Gamble Co.	Chicago Board Options Exchange	353	3,478,815	97.50	6/21/19	(141,200)
TOTAL WRITTEN OPTIONS						$(963,740)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $45,977,512.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,889,216 or 0.1% of net assets.

 (f) Affiliated Fund

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,526,383
Fidelity Securities Lending Cash Central Fund	423,267
Total	$4,949,650

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contra- fund	$864,145,253	$380,793,458	$--	$80,793,458	$--	$(54,382,882)	$1,190,555,829
Fidelity Growth Comp- any Fund	1,714,598,600	164,560,014	--	89,560,014	--	(84,987,782)	1,794,170,832
Fidelity Large Cap Stock Fund	254,744,823	--	257,324,133	--	8,193,103	(5,613,793)	--
Fidelity Large Cap Value Enhan- ced Index Fund	1,823,547,037	189,538,377	500,000,000	89,538,384	19,380,848	(41,055,423)	1,491,410,839
Fidelity SAI U.S. Low Volat- ility Index Fund	321,864,741	200,398,239	--	12,237,281	--	33,183,273	555,446,253
Fidelity SAI U.S. Mome- ntum Index Fund	502,503,608	972,158,266	--	31,051,113	--	(27,251,579)	1,447,410,295
Fidelity SAI U.S. Quality Index Fund	1,628,768,215	332,626,111	--	47,626,114	--	76,753,155	2,038,147,481
Fidelity SAI U.S. Value Index Fund	684,297,013	165,308,969	--	25,477,997	--	(17,634,252)	831,971,730
Fidelity Small Cap Index Fund	134,732,836	252,510,655	--	12,510,655	--	(156,768)	387,086,723
Fidelity Total Market Index Fund	382,159,283	4,518,113,104	3,356,190,400	20,189,716	(74,288,326)	25,828,862	1,495,622,523
Total	$8,311,361,409	$7,176,007,193	$4,113,514,533	$408,984,732	$(46,714,375)	$(95,317,189)	$11,231,822,505

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$941,645,997	$915,991,238	$25,654,759	$--
Consumer Discretionary	746,167,770	746,155,977	--	11,793
Consumer Staples	688,709,822	666,430,990	22,278,832	--
Energy	783,380,575	767,988,403	15,392,172	--
Financials	1,773,552,909	1,737,382,448	36,170,461	--
Health Care	1,526,872,846	1,426,614,903	100,257,943	--
Industrials	1,025,535,239	987,202,295	38,332,944	--
Information Technology	1,394,021,097	1,393,622,823	398,274	--
Materials	245,478,216	244,215,438	1,262,778	--
Real Estate	347,991,396	347,991,396	--	--
Utilities	300,784,172	300,784,172	--	--
Equity Funds	11,231,822,505	11,231,822,505	--	--
Money Market Funds	452,941,261	452,941,261	--	--
Total Investments in Securities:	$21,458,903,805	$21,219,143,849	$239,748,163	$11,793
Derivative Instruments:
Liabilities
Written Options	$(963,740)	$(963,740)	$--	$--
Total Liabilities	$(963,740)	$(963,740)	$--	$--
Total Derivative Instruments:	$(963,740)	$(963,740)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	April 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 26, 2019